UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 11/30/10

Item 1:	Reports to Shareholders.

2010

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Strategic Allocation Funds:

Balanced Strategy Fund

Diversified Equity Strategy Fund

Diversified Income Strategy Fund

Growth & Income Strategy Fund

For the fiscal year ended November 30, 2010

Lord Abbett Investment Trust

Lord Abbett Balanced Strategy Fund,

Lord Abbett Diversified Equity Strategy Fund,

Lord Abbett Diversified Income Strategy Fund,

and Lord Abbett Growth & Income Strategy Fund

Annual Report

For the fiscal year ended November 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2010. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S.Dow

Chairman

Balanced Strategy Fund

For the fiscal year ended November 30, 2010, the Balanced Strategy Fund returned 8.48%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 60% Russell 3000® Index1/40% Barclays Capital U.S. Universal Index,2 which returned 10.74% over the same period.

For the 12-month period, domestic equities (as represented by the S&P 500® Index3) outperformed fixed income (as represented by the Barclays Capital U.S. Aggregate Bond Index4). Furthermore, domestic equities (as represented by the S&P 500® Index3) outperformed international equities (as represented by the MSCI EAFE Index with Gross Dividends5). High-yield corporates (as represented by the BofA Merrill Lynch High Yield Master II Constrained

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Index6) outperformed investment-grade corporates (as represented by the Barclays Capital Baa Bond Index7).

Most of the Lord Abbett mutual funds among which the Balanced Strategy Fund allocates its assets enjoyed positive performance for the period, with the exception of the international funds.

The most significant detractors from the Balanced Strategy Fund’s performance were the International Dividend Income and International Core Equity Funds. In the International Dividend Income Fund, performance was hurt by positions in the consumer discretionary and industrials sectors. The most significant detractor from the International Dividend Income Fund’s performance was financials holding Banco Santander S.A., a Spain-based financial group. In the International Core Equity Fund, performance was hampered by positions in the energy and health care sectors. The most significant detractor from the International Core Equity Fund’s performance was financials holding Irish Life & Permanent Group Holdings plc, an Ireland-based financial services company.

The most significant contributors to the Balanced Strategy Fund’s performance were the High Yield and Bond Debenture Funds. Both funds benefited from improving credit fundamentals, especially in high-yield corporates, and investors’ continued reach for yield. With historically low yields on assets deemed to be free of credit risk, demand increased for securities with higher yields and, accordingly, higher levels of credit risk.

Diversified Equity Strategy Fund

For the fiscal year ended November 30, 2010, the Diversified Equity Strategy Fund returned 13.08%, reflecting performance at the NAV of Class A shares, with all distributions reinvested, compared to its benchmark, the 85% Russell 3000® Index1/15% MSCI EAFE Index,5 which returned 10.97% over the same period.

For the 12-month period, domestic equity markets (as represented by the S&P 500® Index3) outperformed foreign equity markets (as represented by the MSCI EAFE Index with Gross Dividends5). Furthermore, growth stocks (as represented by the Russell 3000® Growth Index8) outperformed value stocks (as represented by the Russell 3000® Value Index9) while small cap stocks (as represented by the Russell 2000® Index10) outperformed large cap stocks (as represented by the Russell 1000® Index11) for the 12-month period.

All of the Lord Abbett mutual funds, among which the Diversified Equity Strategy Fund allocates its assets, enjoyed positive performance for the period, with the exception of the International Core Equity Fund. The most significant contributors to the Diversified Equity Strategy Fund’s performance were the Developing Growth and Growth Opportunities Funds. In the Developing Growth Fund, performance benefited from positions in the information technology and consumer discretionary sectors. The

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most significant contributor to the Developing Growth Fund’s performance was Netezza Corporation, a U.S.-based provider of data warehouse, analytic, and monitoring appliances. In the Growth Opportunities Fund, performance was helped by positions in the information technology and materials sectors. The most significant contributor to the Growth Opportunities Fund’s performance was Limited Brands, Inc., a U.S.-based specialty retailer of women’s apparel, accessories, and beauty products.

The most significant detractors from the Diversified Equity Strategy Fund’s performance were the International Core Equity Fund and the Affiliated Fund. In the International Core Equity Fund, performance was hurt by positions in the energy and health care sectors. The most significant detractor from the International Core Equity Fund’s performance was financials holding Irish Life & Permanent Group Holdings plc, an Ireland-based financial services company. In the Affiliated Fund, performance was hurt by positions in the financials and information technology sectors. The most significant detractor from the Affiliated Fund’s performance was financials holding Bank of America Corp., a U.S.-based bank and financial holding company.

Diversified Income Strategy Fund

For the fiscal year ended November 30, 2010, the Diversified Income Strategy Fund returned 12.25%, reflecting performance at the NAV of Class A shares, with all distributions reinvested, compared to its benchmark, the 45% BofA Merrill Lynch High Yield Master II Constrained Index6/40% Barclays Capital U.S. Universal Index2/15% Russell 1000® Index,11 which returned 12.07% over the same period.

For the 12-month period, domestic equity markets (as represented by the S&P 500® Index3) outperformed fixed income markets (as represented by the Barclays Capital U.S. Aggregate Bond Index4). Furthermore, domestic equity markets (as represented by the S&P 500® Index3) outperformed foreign equity markets (as represented by the MSCI EAFE Index with Gross Dividends5). In addition, high yield bonds (as represented by the BofA Merrill Lynch High Yield Master II Constrained Index6) outperformed higher quality fixed income (as represented by the Barclays Capital U.S. Aggregate Bond Index4).

All of the Lord Abbett mutual funds among which the Diversified Income Strategy Fund allocates its assets enjoyed positive performance for the period, with the exception of the International Dividend Income Fund.

The most significant contributors to the Diversified Income Strategy Fund’s performance were the High Yield and Bond Debenture Funds. Both funds benefited from improving credit fundamentals, especially in high-yield corporates, and investors’ continued reach for yield. With historically low yields on assets deemed to be free of credit risk, demand increased for

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securities with higher yields and, accordingly, higher levels of credit risk.

The most significant detractor from the Diversified Income Strategy Fund’s performance was the International Dividend Income Fund. In the International Dividend Income Fund, performance was hurt by positions in the consumer discretionary and industrials sectors. The most significant detractor from the International Dividend Income Fund’s performance was financials holding Banco Santander S.A., a Spain-based financial group. Additionally, the second greatest detractor from the International Dividend Income Fund’s performance was industrials holding Koninklijke BAM Groep NV, a Netherlands-based construction, property, and civil engineering company.

Growth & Income Strategy Fund

For the fiscal year ended November 30, 2010, the Growth & Income Strategy Fund returned 10.42%, reflecting performance at the NAV of Class A shares, with all distributions reinvested, compared to its benchmark, the 55% Russell 3000® Index1/30% Barclays Capital U.S. Universal Index2/15% MSCI EAFE Index with Net Dividends,5 which returned 9.63% over the same period.

For the 12-month period, domestic equity markets (as represented by the S&P 500® Index3) outperformed fixed income markets (as represented by the Barclays Capital U.S. Aggregate Bond Index4). Furthermore, domestic equity markets (as represented by the S&P 500® Index3) outperformed foreign equity markets (as represented by the MSCI EAFE Index with Gross Dividends5). In addition, small cap stocks (as represented by the Russell 2000® Index10) outperformed large cap stocks (as represented by the Russell 1000® Index11).

All of the Lord Abbett mutual funds among which the Growth & Income Strategy Fund allocates its assets enjoyed positive performance for the period, with the exception of two: the International Dividend Income Fund and the International Core Equity Fund.

The most significant contributors to the Growth & Income Strategy Fund’s performance were the Growth Opportunities and Value Opportunities Funds. In the Growth Opportunities Fund, performance benefited from positions in the information technology and materials sectors. The most significant contributor to the Growth Opportunities Fund’s performance was consumer discretionary holding Limited Brands, Inc., a U.S.-based specialty retailer of women’s apparel, accessories, and beauty products. In the Value Opportunities Fund, performance was helped by positions in the industrials and consumer discretionary sectors. The most significant contributor was materials holding Albemarle Corp., a U.S.-based global developer, manufacturer and marketer of engineered specialty chemicals.

The most significant detractors from the Growth & Income Strategy Fund’s performance were the International

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Dividend Income Fund and the International Core Equity Fund. In the International Dividend Income Fund, performance was hurt by positions in the consumer discretionary and industrials sectors. The most significant detractor from the International Dividend Income Fund’s performance was financials holding Banco Santander S.A., a Spain-based financial group. In the International Core Equity Fund, performance was hampered by positions in the energy and health care sectors. The most significant detractor from the International Core Equity Fund’s performance was financials holding Irish Life & Permanent Group Holdings plc, an Ireland-based financial services company.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

2  The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. Municipal debt, private placements, and nondollar-denominated issues are excluded from the Universal Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

5  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 27, 2010, the MSCI EAFE Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI EAFE Index is calculated with both gross and net dividends. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

6  The BofA Merrill Lynch High Yield Master II Constrained Index tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, including 144A issues. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule, and a minimum amount outstanding of $100 million. Bonds must be rated below investment grade based on a composite of Moody’s and Standard & Poor’s. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of each of the bonds of all other issuers that fall below the 2% cap is increased on a pro-rata basis.

7  The Barclays Capital Baa Bond Index is a subset of the Barclays Capital Aggregate Bond Index, which includes only corporate bonds with a rating of Baa1, Baa2, or Baa3.

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8  The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

9  The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes.

10  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 1000® Index.

11  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Funds’ returns would have been lower.

The views of the Funds’ management and the portfolio holdings described above are as of November 30, 2010; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds’ prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

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Balanced Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 60% Russell 3000® Index/40% Barclays Capital U.S. Universal Index and the Russell 3000® Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2010

	1 Year	5 Years	10 Years	Life of Class
Class A3	2.28%	2.57%	3.84%	–
Class B4	3.88%	2.97%	3.93%	–
Class C5	7.81%	3.13%	3.82%	–
Class F6	8.76%	–	–	-0.18%
Class I7	8.86%	4.14%	–	4.96%
Class P8	8.39%	3.70%	–	6.62%
Class R2[9]	8.55%	–	–	-0.23%
Class R3[10]	8.39%	–	–	-0.56%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8    Class P shares commenced operations and performance for the Class began on December 31, 2002. Performance is at net asset value.

9    Class R2 shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

10   Class R3 shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

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Diversified Equity Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 85% Russell 3000® Index/15% MSCI EAFE® Index (with Gross Dividends), the 85% Russell 3000® Index/15% MSCI EAFE® Index (with Net Dividends), the Russell 3000® Index, the MSCI EAFE® Index (with Gross Dividends) and the MSCI EAFE® Index (with Net Dividends), assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2010

	1 Year	Life of Class
Class A3	6.60%	1.65%
Class B4	8.34%	1.97%
Class C5	12.44%	2.39%
Class F6	13.38%	-2.76%
Class I7	13.53%	3.40%
Class P8	13.03%	2.94%
Class R2[9]	13.10%	-2.76%
Class R3[10]	13.00%	-3.11%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on June 29, 2006 and performance for the Class began June 30, 2006. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations on June 29, 2006 and performance for the Class began June 30, 2006. Performance reflects the deduction of a CDSC of 4% for 1 year and 2% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    Class C shares commenced operations on June 29, 2006 and performance for the Class began June 30, 2006. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on June 29, 2006 and performance for the Class began on June 30, 2006. Performance is at net asset value.

8    Class P shares commenced operations on June 29, 2006 and performance for the Class began on June 30, 2006. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10   Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

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Diversified Income Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 45% BofA Merrill Lynch High Yield Master II Constrained Index/40% Barclays Capital U.S. Universal Index/15% Russell 1000® Index, the Russell 1000® Index, the BofA Merrill Lynch High Yield Master II Constrained Index, and the Barclays Capital U.S. Universal Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2010

	1 Year	5 Years	Life of Class
Class A3	5.78%	4.17%	3.99%
Class B4	7.54%	4.57%	4.32%
Class C5	11.53%	4.73%	4.46%
Class F6	12.61%	–	4.06%
Class I7	12.66%	5.76%	5.51%
Class P8	12.23%	5.42%	5.15%
Class R2[9]	12.51%	–	4.07%
Class R3[10]	12.16%	–	3.66%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    Class C shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on June 29, 2005 and performance for the Class began on June 30, 2005. Performance is at net asset value.

8    Class P shares commenced operations on June 29, 2005 and performance for the Class began on June 30, 2005. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

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Growth & Income Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 55% Russell 3000® Index/30% Barclays Capital U.S. Universal Index/15% MSCI EAFE® Index (with Gross Dividends), the 55% Russell 3000® Index/30% Barclays Capital U.S. Universal Index/15% MSCI EAFE® Index (with Net Dividends), the MSCI EAFE® Index (with Gross Dividends), the MSCI EAFE® Index (with Net Dividends), and the Russell 3000® Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2010

	1 Year	5 Years	Life of Class
Class A3	4.04%	2.63%	3.30%
Class B4	5.73%	3.00%	3.59%
Class C5	9.63%	3.17%	3.75%
Class F6	10.69%	–	-1.23%
Class I7	10.83%	4.21%	4.79%
Class P8	10.47%	3.81%	4.39%
Class R2[9]	10.17%	–	-1.34%
Class R3[10]	10.31%	–	-1.59%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    Class C shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on June 29, 2005 and performance for the Class began on June 30, 2005. Performance is at net asset value.

8    Class P shares commenced operations on June 29, 2005 and performance for the Class began on June 30, 2005. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

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Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 through November 30, 2010).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 6/1/10 – 11/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Balanced Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/10	11/30/10	6/1/10 - 11/30/10
Class A
Actual	$1,000.00	$1,088.50	$1.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.31	$1.78
Class B
Actual	$1,000.00	$1,084.80	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class C
Actual	$1,000.00	$1,085.20	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class F
Actual	$1,000.00	$1,088.80	$0.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.57	$0.51
Class I
Actual	$1,000.00	$1,090.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$1,088.20	$2.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28
Class R2
Actual	$1,000.00	$1,087.10	$2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.20	$2.89
Class R3
Actual	$1,000.00	$1,088.00	$2.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.57	$2.54

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.57% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Balanced Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2010

Portfolio Allocation	%*
Equity	63.74%
Fixed Income	36.25%
Short-Term Investment	0.01%
Total	100.00%

*	Represents percent of total investments.

12

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/10	11/30/10	6/1/10 - 11/30/10
Class A
Actual	$1,000.00	$1,118.10	$1.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.32	$1.78
Class B
Actual	$1,000.00	$1,114.40	$5.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class C
Actual	$1,000.00	$1,114.50	$5.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class F
Actual	$1,000.00	$1,119.60	$0.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.57	$0.51
Class I
Actual	$1,000.00	$1,120.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$1,118.00	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.82	$2.28
Class R2
Actual	$1,000.00	$1,117.90	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$2.94
Class R3
Actual	$1,000.00	$1,117.80	$2.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.58	$2.54

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.58% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2010

Portfolio Allocation	%*
Equity	100.00%
Total	100.00%

*	Represents percent of total investments.

13

Diversified Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/10	11/30/10	6/1/10 - 11/30/10
Class A
Actual	$1,000.00	$1,083.80	$1.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.32	$1.78
Class B
Actual	$1,000.00	$1,080.50	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.07	$5.06
Class C
Actual	$1,000.00	$1,079.70	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.07	$5.06
Class F
Actual	$1,000.00	$1,085.10	$0.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.57	$0.51
Class I
Actual	$1,000.00	$1,085.80	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$1,083.50	$2.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.13	$1.98
Class R2
Actual	$1,000.00	$1,085.00	$0.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.59	$0.51
Class R3
Actual	$1,000.00	$1,082.90	$2.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.58	$2.54

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.39% for Class P, 0.10% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

#	Does not include expense of Underlying Funds in which Diversified Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2010

Portfolio Allocation	%*
Equity	29.75%
Fixed Income	70.06%
Short-Term Investment	0.19%
Total	100.00%

*	Represents percent of total investments.

14

Growth & Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/10	11/30/10	6/1/10 - 11/30/10
Class A
Actual	$1,000.00	$1,103.20	$1.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.32	$1.78
Class B
Actual	$1,000.00	$1,098.60	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class C
Actual	$1,000.00	$1,098.60	$5.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class F
Actual	$1,000.00	$1,103.80	$0.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.57	$0.51
Class I
Actual	$1,000.00	$1,104.70	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$1,102.60	$2.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.11	$1.98
Class R2
Actual	$1,000.00	$1,101.30	$3.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.08	$3.04
Class R3
Actual	$1,000.00	$1,101.90	$2.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.57	$2.54

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.39% for Class P, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Growth & Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2010

Sector*	%*
Equity	77.27%
Fixed Income	22.66%
Short-Term Investment	0.07%
Total	100.00%

*	Represents percent of total investments.

15

Schedule of Investments

BALANCED STRATEGY FUND November 30, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.12%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	20,935,809	$224,223
Lord Abbett Bond Debenture Fund, Inc.–Class I(c)	24,256,419	186,047
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I(d)	19,886,800	225,317
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(e)	5,845,513	162,388
Lord Abbett Global Fund, Inc.–Developing Local Markets Fund–Class I(f)	3,822,506	25,725
Lord Abbett Investment Trust–Floating Rate Fund–Class I(g)	7,149,156	66,773
Lord Abbett Investment Trust–High Yield Fund–Class I(c)	25,830,603	199,671
Lord Abbett Securities Trust–International Core Equity Fund–Class I(h)	5,665,629	65,325
Lord Abbett Securities Trust–International Dividend Income Fund–Class I(i)	20,309,340	163,490

Total Investments in Underlying Funds (cost $1,353,109,524)		1,318,959

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.01%

Repurchase Agreement
Repurchase Agreement dated 11/30/2010, 0.03% due12/1/2010 with Fixed Income Clearing Corp. collateralized by $120,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2013; value: $131,700; proceeds: $124,234 (cost $124,234)	$124	$124

Total Investments in Securities 100.13% (cost $1,353,233,758)		1,319,083

Liabilities in Excess of Other Assets (0.13%)		(1,698)

Net Assets 100.00%		$1,317,385

(a)	Affiliated issuer (see Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek current income and capital appreciation.
(e)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.

See Notes to Financial Statements.

16

Schedule of Investments

DIVERSIFIED EQUITY STRATEGY FUND November 30, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.98%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	2,131,278	$22,826
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(c)	1,097,606	30,492
Lord Abbett Developing Growth Fund, Inc.–Class I*(d)	378,521	8,047
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I(b)	1,258,096	15,236
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I*(e)	697,372	15,656
Lord Abbett Securities Trust–International Core Equity Fund–Class I(f)	1,547,367	17,841
Lord Abbett Securities Trust–International Opportunities Fund–Class I*(g)	935,709	11,874
Lord Abbett Stock Appreciation Fund–Class I*(h)	2,658,585	15,553
Lord Abbett Securities Trust–Value Opportunities Fund–Class I*(g)	1,041,396	15,402

Total Investments in Underlying Funds (cost $136,064,990)		152,927

Other Assets in Excess of Liabilities 0.02%		30

Net Assets 100.00%		$152,957

*	Non-income producing security.
(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Financial Statements.

17

Schedule of Investments

DIVERSIFIED INCOME STRATEGY FUND November 30, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.40%
Lord Abbett Bond Debenture Fund, Inc.–Class I(b)	4,745,360	$36,397
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I(c)	5,873,971	66,552
Lord Abbett Global Fund, Inc.–Developing Local Markets Fund–Class I(d)	814,893	5,484
Lord Abbett Investment Trust–Floating Rate Fund–Class I(e)	1,290,382	12,052
Lord Abbett Investment Trust–High Yield Fund–Class I(b)	14,580,073	112,704
Lord Abbett Securities Trust–International Dividend Income Fund–Class I(f)	1,663,318	13,390
Lord Abbett Investment Trust–Total Return Fund–Class I(g)	1,916,248	21,616

Total Investments in Underlying Funds (cost $260,501,636)		268,195

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.19%

Repurchase Agreement
Repurchase Agreement dated 11/30/2010, 0.03% due 12/1/2010 with Fixed Income Clearing Corp. collateralized by $535,000 of Federal Home Loan Bank at 0.70% due 11/16/2012; value: $535,669; proceeds: $522,197 (cost $522,196)	$522	$522

Total Investments in Securities 99.59% (cost $261,023,832)		268,717

Other Assets in Excess of Liabilities 0.41%		1,110

Net Assets 100.00%		$269,827

(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

18

Schedule of Investments

GROWTH & INCOME STRATEGY FUND November 30, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.89%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	4,149,599	$44,442
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I(c)	3,928,710	44,512
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(d)	3,244,385	90,129
Lord Abbett Global Fund, Inc.–Developing Local Markets Fund–Class I(e)	1,583,767	10,659
Lord Abbett Investment Trust–Floating Rate Fund–Class I(f)	2,464,927	23,022
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I(b)	4,681,541	56,693
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I*(g)	1,040,923	23,369
Lord Abbett Investment Trust–High Yield Fund–Class I(h)	12,076,437	93,351
Lord Abbett Securities Trust–International Core Equity Fund–Class I(i)	6,151,740	70,930
Lord Abbett Securities Trust–International Dividend Income Fund–Class I(j)	3,351,318	26,978
Lord Abbett Securities Trust–International Opportunities Fund–Class I*(k)	2,215,564	28,116
Lord Abbett Stock Appreciation Fund–Class I*(l)	3,363,811	19,678
Lord Abbett Securities Trust–Value Opportunities Fund–Class I*(k)	1,912,977	28,293

Total Investments in Underlying Funds (cost $574,358,381)		560,172

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.06%

Repurchase Agreement
Repurchase Agreement dated 11/30/2010, 0.03% due 12/1/2010 with Fixed Income Clearing Corp. collateralized by $375,000 of Federal Home Loan Mortgage Corp. at 0.515% due 11/26/2012; value: $374,063 proceeds: $364,291 (cost $364,291)	$364	$364

Total Investments in Securities 99.95% (cost $574,722,672)		560,536

Other Assets in Excess of Liabilities 0.05%		274

Net Assets 100.00%		$560,810

*	Non-income producing security.
(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high level of current income.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is long-term capital appreciation.
(l)	Fund investment objective is long-term capital growth.

See Notes to Financial Statements.

19

Statements of Assets and Liabilities

November 30, 2010

	Balanced Strategy Fund	Diversified Equity Strategy Fund
ASSETS:
Investments in securities, at cost	$1,353,233,758	$136,064,990
Investments in securities, at value	$1,319,083,304	$152,926,649
Receivables:
Investment securities sold	–	171,645
Interest and dividends	2,707,747	–
Capital shares sold	5,280,491	184,427
From affiliates (See Note 3)	128,211	27,093
Prepaid expenses and other assets	104,306	36,048
Total assets	1,327,304,059	153,345,862
LIABILITIES:
Payables:
Investment securities purchased	2,709,207	–
Capital shares reacquired	2,791,262	178,648
12b-1 distribution fees	508,353	63,598
Trustees’ fees	142,933	5,953
To bank	–	71,228
Distributions payable	3,491,907	–
Accrued expenses and other liabilities	275,257	69,009
Total liabilities	9,918,919	388,436
NET ASSETS	$1,317,385,140	$152,957,426
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,427,841,251	$149,101,662
Undistributed (distribution in excess of) net investment income	1,133,465	(5,953)
Accumulated net realized loss on investments	(77,439,122)	(12,999,942)
Net unrealized appreciation (depreciation) on investments	(34,150,454)	16,861,659
Net Assets	$1,317,385,140	$152,957,426

See Notes to Financial Statements.

20

Statements of Assets and Liabilities (continued)

November 30, 2010

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Net assets by class:
Class A Shares	$1,022,991,778	$100,469,227
Class B Shares	$79,949,845	$9,214,800
Class C Shares	$182,661,905	$38,646,453
Class F Shares	$8,039,011	$1,213,780
Class I Shares	$3,730,614	$1,300,211
Class P Shares	$5,502,809	$95,663
Class R2 Shares	$337,635	$242,629
Class R3 Shares	$14,171,543	$1,774,663
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	100,468,255	6,510,484
Class B Shares	7,857,468	606,048
Class C Shares	18,003,166	2,546,716
Class F Shares	790,119	78,556
Class I Shares	366,513	83,608
Class P Shares	542,373	6,157
Class R2 Shares	32,690	15,695
Class R3 Shares	1,393,764	115,468
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.18	$15.43
Class A shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$10.80	$16.37
Class B Shares-Net asset value	$10.18	$15.20
Class C Shares-Net asset value	$10.15	$15.18
Class F Shares-Net asset value	$10.17	$15.45
Class I Shares-Net asset value	$10.18	$15.55
Class P Shares-Net asset value	$10.15	$15.54
Class R2 Shares-Net asset value	$10.33	$15.46
Class R3 Shares-Net asset value	$10.17	$15.37

See Notes to Financial Statements.

21

Statements of Assets and Liabilities (continued)

November 30, 2010

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
ASSETS:
Investments in securities, at cost	$261,023,832	$574,722,672
Investments in securities, at value	$268,716,536	$560,536,446
Receivables:
Interest and dividends	1,064,501	760,716
Capital shares sold	3,376,944	1,305,518
From affiliates (See Note 3)	39,090	75,815
Prepaid expenses and other assets	49,300	57,304
Total assets	273,246,371	562,735,799
LIABILITIES:
Payables:
Investment securities purchased	1,486,296	870,621
Capital shares reacquired	564,520	658,128
12b-1 distribution fees	107,291	217,443
Trustees’ fees	8,996	29,308
Distributions payable	1,184,314	–
Accrued expenses and other liabilities	68,145	150,519
Total liabilities	3,419,562	1,926,019
NET ASSETS	$269,826,809	$560,809,780
COMPOSITION OF NET ASSETS:
Paid-in capital	$264,903,309	$592,607,060
Undistributed net investment income	65,414	1,700,324
Accumulated net realized loss on investments	(2,834,618)	(19,311,378)
Net unrealized appreciation (depreciation) on investments	7,692,704	(14,186,226)
Net Assets	$269,826,809	$560,809,780

See Notes to Financial Statements.

22

Statements of Assets and Liabilities (concluded)

November 30, 2010

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Net assets by class:
Class A Shares	$183,274,641	$423,572,705
Class B Shares	$10,162,152	$33,841,284
Class C Shares	$60,542,099	$90,832,887
Class F Shares	$13,236,782	$2,595,039
Class I Shares	$196,897	$617,122
Class P Shares	$4,414	$1,346
Class R2 Shares	$15,861	$109,769
Class R3 Shares	$2,393,963	$9,239,628
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	12,725,933	28,245,578
Class B Shares	698,964	2,271,108
Class C Shares	4,159,614	6,094,840
Class F Shares	919,406	173,099
Class I Shares	13,722	41,002
Class P Shares	303.822	89.374
Class R2 Shares	1,082	7,231
Class R3 Shares	166,139	617,216
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.40	$15.00
Class A shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$15.28	$15.92
Class B Shares-Net asset value	$14.54	$14.90
Class C Shares-Net asset value	$14.55	$14.90
Class F Shares-Net asset value	$14.40	$14.99
Class I Shares-Net asset value	$14.35	$15.05
Class P Shares-Net asset value	$14.53	$15.06
Class R2 Shares-Net asset value	$14.66	$15.18
Class R3 Shares-Net asset value	$14.41	$14.97

See Notes to Financial Statements.

23

Statements of Operations

For the Year Ended November 30, 2010

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Investment income:
Dividends	$51,070,733	$710,211
Interest	96	1,274
Total investment income	51,070,829	711,485
Expenses:
Management fee	1,280,814	139,235
12b-1 distribution plan-Class A	3,459,089	319,147
12b-1 distribution plan-Class B	864,732	90,726
12b-1 distribution plan-Class C	1,810,739	356,420
12b-1 distribution plan-Class F	7,157	991
12b-1 distribution plan-Class P	24,842	394
12b-1 distribution plan-Class R2	838	509
12b-1 distribution plan-Class R3	44,234	5,113
Shareholder servicing	1,712,621	277,329
Professional	38,231	29,703
Reports to shareholders	95,595	17,201
Custody	19,094	4,826
Trustees’ fees	45,180	4,858
Registration	151,690	87,566
Other	38,577	7,076
Gross expenses	9,593,433	1,341,094
Expense reductions (See Note 7)	(1,444)	(120)
Expenses assumed by Underlying Funds (See Note 3)	(2,099,544)	(428,439)
Management fee waived (See Note 3)	(1,280,814)	(139,235)
Net expenses	6,211,631	773,300
Net investment income (loss)	44,859,198	(61,815)
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	182,528	77,191
Net realized loss on investments	(32,483,748)*	(3,154,590)
Net change in unrealized appreciation/depreciation on investments	88,881,914	20,001,785
Net realized and unrealized gain	56,580,694	16,924,386
Net Increase in Net Assets Resulting From Operations	$101,439,892	$16,862,571
*	Includes net realized loss from affiliated issuers of $(32,508,895) (See Note 8).

See Notes to Financial Statements.

24

Statements of Operations (concluded)

For the Year Ended November 30, 2010

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Investment income:
Dividends	$11,958,687	$13,707,606
Interest	97	91
Total investment income	11,958,784	13,707,697
Expenses:
Management fee	200,835	502,858
12b-1 distribution plan-Class A	489,482	1,311,354
12b-1 distribution plan-Class B	100,986	340,213
12b-1 distribution plan-Class C	428,116	866,381
12b-1 distribution plan-Class F	6,543	1,363
12b-1 distribution plan-Class P	28	6
12b-1 distribution plan-Class R2	16	408
12b-1 distribution plan-Class R3	6,436	27,551
Shareholder servicing	237,843	825,679
Professional	31,031	32,988
Reports to shareholders	20,406	48,541
Custody	5,896	9,141
Trustees’ fees	6,948	17,589
Registration	103,301	121,778
Other	15,093	15,519
Gross expenses	1,652,960	4,121,369
Expense reductions (See Note 7)	(245)	(536)
Expenses assumed by Underlying Funds (See Note 3)	(420,273)	(1,070,699)
Management fee waived (See Note 3)	(200,835)	(502,858)
Net expenses	1,031,607	2,547,276
Net investment income	10,927,177	11,160,421
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	168,156	209,249
Net realized loss on investments	(175,447)	(8,502,100)
Net change in unrealized appreciation/depreciation on investments	11,536,735	45,959,364
Net realized and unrealized gain	11,529,444	37,666,513
Net Increase in Net Assets Resulting From Operations	$22,456,621	$48,826,934

See Notes to Financial Statements.

25

Statements of Changes in Net Assets

	Balanced Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009
Operations:
Net investment income	$44,859,198	$44,277,769
Capital gain distributions received from Underlying Funds	182,528	–
Net realized loss on investments	(32,483,748)	(41,309,241)
Net change in unrealized appreciation/depreciation on investments	88,881,914	316,896,278
Net increase in net assets resulting from operations	101,439,892	319,864,806
Distributions to shareholders from:
Net investment income
Class A	(35,554,408)	(35,595,061)
Class B	(2,540,810)	(2,886,741)
Class C	(5,379,370)	(5,364,565)
Class F	(268,046)	(112,446)
Class I	(129,792)	(76,520)
Class P	(193,953)	(235,072)
Class R2	(5,098)	(320)
Class R3	(293,232)	(47,356)
Net realized gain
Class A	–	(5,033,958)
Class B	–	(498,665)
Class C	–	(892,604)
Class F	–	(9,228)
Class I	–	(8,591)
Class P	–	(35,406)
Class R2	–	(48)
Class R3	–	(2,906)
Total distributions to shareholders	(44,364,709)	(50,799,487)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	330,289,725	308,091,651
Reinvestment of distributions	42,094,002	47,763,564
Cost of shares reacquired	(364,072,907)	(330,484,415)
Net increase in net assets resulting from capital share transactions	8,310,820	25,370,800
Net increase in net assets	65,386,003	294,436,119
NET ASSETS:
Beginning of year	$1,251,999,137	$957,563,018
End of year	$1,317,385,140	$1,251,999,137
Undistributed net investment income	$1,133,465	$453,756

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (continued)

	Diversified Equity Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009
Operations:
Net investment income (loss)	$(61,815)	$313,398
Capital gain distributions received from Underlying Funds	77,191	365,201
Net realized loss on investments	(3,154,590)	(9,521,404)
Net change in unrealized appreciation/depreciation on investments	20,001,785	36,697,984
Net increase in net assets resulting from operations	16,862,571	27,855,179
Distributions to shareholders from:
Net investment income
Class A	(95,878)	(1,430,015)
Class B	–	(77,244)
Class C	–	(279,775)
Class F	(2,224)	(1,343)
Class I	(4,149)	(8,815)
Class P	(10)	(1,303)
Class R2	(31)	(146)
Class R3	(301)	(941)
Net realized gain
Class A	–	(976,871)
Class B	–	(84,403)
Class C	–	(292,712)
Class F	–	(827)
Class I	–	(5,301)
Class P	–	(1,063)
Class R2	–	(92)
Class R3	–	(688)
Total distributions to shareholders	(102,593)	(3,161,539)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	50,856,325	50,581,093
Reinvestment of distributions	93,072	2,941,219
Cost of shares reacquired	(43,445,473)	(35,523,715)
Net increase in net assets resulting from capital share transactions	7,503,924	17,998,597
Net increase in net assets	24,263,902	42,692,237
NET ASSETS:
Beginning of year	$128,693,524	$86,001,287
End of year	$152,957,426	$128,693,524
Distributions in excess of net investment income	$(5,953)	$(3,506)

See Notes to Financial Statements.

27

Statements of Changes in Net Assets (continued)

	Diversified Income Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009
Operations:
Net investment income	$10,927,177	$7,055,274
Capital gain distributions received from Underlying Funds	168,156	–
Net realized loss on investments	(175,447)	(1,572,159)
Net change in unrealized appreciation/depreciation on investments	11,536,735	29,632,519
Net increase in net assets resulting from operations	22,456,621	35,115,634
Distributions to shareholders from:
Net investment income
Class A	(7,983,397)	(5,232,503)
Class B	(500,093)	(386,465)
Class C	(2,166,493)	(1,386,205)
Class F	(404,487)	(34,060)
Class I	(13,504)	(11,110)
Class P	(323)	(570)
Class R2	(670)	(558)
Class R3	(71,874)	(7,988)
Net realized gain
Class A	–	(388,527)
Class B	–	(31,420)
Class C	–	(114,727)
Class F	–	(764)
Class I	–	(519)
Class P	–	(53)
Class R2	–	(49)
Class R3	–	(745)
Total distributions to shareholders	(11,140,841)	(7,596,263)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	153,031,832	75,014,336
Reinvestment of distributions	9,593,078	6,728,437
Cost of shares reacquired	(54,509,392)	(33,967,662)
Net increase in net assets resulting from capital share transactions	108,115,518	47,775,111
Net increase in net assets	119,431,298	75,294,482
NET ASSETS:
Beginning of year	$150,395,511	$75,101,029
End of year	$269,826,809	$150,395,511
Undistributed net investment income	$65,414	$103,624

See Notes to Financial Statements.

28

Statements of Changes in Net Assets (concluded)

	Growth & Income Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009
Operations:
Net investment income	$11,160,421	$10,361,680
Capital gain distributions received from Underlying Funds	209,249	293,448
Net realized loss on investments	(8,502,100)	(9,347,244)
Net change in unrealized appreciation/depreciation on investments	45,959,364	113,754,928
Net increase in net assets resulting from operations	48,826,934	115,062,812
Distributions to shareholders from:
Net investment income
Class A	(7,637,324)	(14,695,557)
Class B	(492,063)	(1,179,543)
Class C	(1,241,566)	(3,357,447)
Class F	(28,800)	(13,294)
Class I	(13,837)	(24,055)
Class P	(27)	(984)
Class R2	(1,259)	(408)
Class R3	(92,003)	(13,204)
Net realized gain
Class A	—	(4,311,335)
Class B	—	(387,879)
Class C	—	(1,117,051)
Class F	—	(1,131)
Class I	—	(6,945)
Class P	—	(406)
Class R2	—	(123)
Class R3	—	(3,241)
Total distributions to shareholders	(9,506,879)	(25,112,603)
Capital share transactions (Net of share conversions)(See Note 11):
Net proceeds from sales of shares	205,108,274	152,043,762
Reinvestment of distributions	9,184,186	23,947,513
Cost of shares reacquired	(145,578,307)	(107,647,936)
Net increase in net assets resulting from capital share transactions	68,714,153	68,343,339
Net increase in net assets	108,034,208	158,293,548
NET ASSETS:
Beginning of year	$452,775,572	$294,482,024
End of year	$560,809,780	$452,775,572
Undistributed (distributions in excess of) net investment income	$1,700,324	$(20,672)

See Notes to Financial Statements.

29

Financial Highlights

BALANCED STRATEGY FUND

	Class A Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 9.73	$7.62	$12.27	$12.13	$11.53

Investment operations:

Net investment income(a)	.36	.36	.42	.36	.35

Net realized and unrealized gain (loss)	.45	2.16	(3.99)	.53	.99

Total from investment operations	.81	2.52	(3.57)	.89	1.34

Distributions to shareholders from:

Net investment income	(.36)	(.36)	(.56)	(.40)	(.40)

Net realized gain	–	(.05)	(.52)	(.35)	(.34)

Total distributions	(.36)	(.41)	(1.08)	(.75)	(.74)

Net asset value, end of year	$10.18	$9.73	$ 7.62	$12.27	$12.13

Total Return(b)	8.48%	34.52%	(31.62)%	7.66%	12.12%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.35%	.27%	.31%	.32%	.35%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.35%	.27%	.31%	.32%	.35%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.61%	.67%	.65%	.63%	.64%

Net investment income	3.64%	4.28%	4.06%	2.98%	3.04%

Supplemental Data:
Net assets, end of year (000)	$1,022,992	$970,528	$744,325	$1,124,757	$1,009,374

Portfolio turnover rate	11.29%	21.69%	14.88%	40.85%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

30

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class B Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 9.72	$7.62	$12.25	$12.12	$11.52

Investment operations:

Net investment income(a)	.30	.30	.35	.28	.27

Net realized and unrealized gain (loss)	.45	2.15	(3.97)	.52	.99

Total from investment operations	.75	2.45	(3.62)	.80	1.26

Distributions to shareholders from:

Net investment income	(.29)	(.30)	(.49)	(.32)	(.32)

Net realized gain	–	(.05)	(.52)	(.35)	(.34)

Total distributions	(.29)	(.35)	(1.01)	(.67)	(.66)

Net asset value, end of year	$10.18	$9.72	$ 7.62	$12.25	$12.12

Total Return(b)	7.88%	33.47%	(31.99)%	6.90%	11.42%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.00%	.92%	.96%	.97%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.00%	.92%	.96%	.97%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.27%	1.32%	1.30%	1.28%	1.29%

Net investment income	3.00%	3.65%	3.41%	2.34%	2.36%

Supplemental Data:
Net assets, end of year (000)	$79,950	$89,402	$73,656	$120,103	$116,482

Portfolio turnover rate	11.29%	21.69%	14.88%	40.85%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

31

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class C Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 9.70	$7.60	$12.23	$12.10	$11.50

Investment operations:

Net investment income(a)	.30	.30	.35	.28	.29

Net realized and unrealized gain (loss)	.44	2.16	(3.97)	.53	.98

Total from investment operations	.74	2.46	(3.62)	.81	1.27

Distributions to shareholders from:

Net investment income	(.29)	(.31)	(.49)	(.33)	(.33)

Net realized gain	–	(.05)	(.52)	(.35)	(.34)

Total distributions	(.29)	(.36)	(1.01)	(.68)	(.67)

Net asset value, end of year	$10.15	$9.70	$ 7.60	$12.23	$12.10

Total Return(b)	7.81%	33.59%	(32.03)%	6.95%	11.46%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.00%	.92%	.96%	.97%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.00%	.92%	.96%	.97%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.26%	1.32%	1.30%	1.29%	1.29%

Net investment income	2.99%	3.62%	3.41%	2.32%	2.49%

Supplemental Data:
Net assets, end of year (000)	$182,662	$178,371	$131,719	$198,510	$159,864

Portfolio turnover rate	11.29%	21.69%	14.88%	40.85%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

32

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class F Shares
	Year Ended 11/30			9/7/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.72	$7.62	$12.27	$11.99

Investment operations:

Net investment income(b)				–	(c)

Net realized and unrealized gain				.16

Total from investment operations				.16

Net asset value on SEC Effective Date, September 14, 2007				$12.15

Investment operations:

Net investment income(b)	.38	.35	.43	.09

Net realized and unrealized gain (loss)	.45	2.18	(3.97)	.09

Total from investment operations	.83	2.53	(3.54)	.18

Distributions to shareholders from:

Net investment income	(.38)	(.38)	(.59)	(.06)

Net realized gain	–	(.05)	(.52)	–

Total distributions	(.38)	(.43)	(1.11)	(.06)

Net asset value, end of period	$10.17	$9.72	$ 7.62	$12.27

Total Return(d)				1.33	%(e)(f)

Total Return(d)	8.76%	34.74%	(31.43)%	1.48	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.10%	.01%	.10%	.00	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.10%	.01%	.10%	.00	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.36%	.41%	.41%	.09	%(e)

Net investment income	3.80%	4.18%	4.57%	.72	%(e)

Supplemental Data:
Net assets, end of period (000)	$8,039	$4,024	$1,355	$10

Portfolio turnover rate	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

33

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class I Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 9.73	$7.63	$12.28	$12.14	$11.54

Investment operations:

Net investment income(a)	.39	.37	.36	.41	.41

Net realized and unrealized gain (loss)	.45	2.17	(3.89)	.52	.97

Total from investment operations	.84	2.54	(3.53)	.93	1.38

Distributions to shareholders from:

Net investment income	(.39)	(.39)	(.60)	(.44)	(.44)

Net realized gain	–	(.05)	(.52)	(.35)	(.34)

Total distributions	(.39)	(.44)	(1.12)	(.79)	(.78)

Net asset value, end of year	$10.18	$9.73	$ 7.63	$12.28	$12.14

Total Return(b)	8.86%	34.82%	(31.32)%	8.02%	12.49%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.26%	.32%	.30%	.29%	.29%

Net investment income	3.96%	4.32%	3.49%	3.34%	3.57%

Supplemental Data:
Net assets, end of year (000)	$3,731	$2,737	$823	$1,289	$739

Portfolio turnover rate	11.29%	21.69%	14.88%	40.85%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

34

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class P Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$ 9.70	$7.60	$12.23	$12.10	$11.50

Investment operations:

Net investment income(a)	.35	.35	.40	.33	.37

Net realized and unrealized gain (loss)	.45	2.15	(3.96)	.54	.96

Total from investment operations	.80	2.50	(3.56)	.87	1.33

Distributions to shareholders from:

Net investment income	(.35)	(.35)	(.55)	(.39)	(.39)

Net realized gain	–	(.05)	(.52)	(.35)	(.34)

Total distributions	(.35)	(.40)	(1.07)	(.74)	(.73)

Net asset value, end of year	$10.15	$9.70	$7.60	$12.23	$12.10

Total Return(b)	8.39%	34.33%	(31.62)%	7.51%	12.06%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.45%	.38%	.41%	.42%	.45%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.45%	.38%	.41%	.42%	.45%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.71%	.77%	.75%	.74%	.74%

Net investment income	3.55%	4.23%	3.90%	2.74%	3.18%

Supplemental Data:
Net assets, end of year (000)	$5,503	$5,813	$5,255	$8,686	$3,737

Portfolio turnover rate	11.29%	21.69%	14.88%	40.85%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

35

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30			9/7/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.84	$7.67	$12.27	$11.99

Investment operations:

Net investment income(b)				–	(c)

Net realized and unrealized gain				.16

Total from investment operations				.16

Net asset value on SEC Effective Date, September 14, 2007				$12.15

Investment operations:

Net investment income(b)	.32	.38	.44	.08

Net realized and unrealized gain (loss)	.50	2.18	(3.99)	.09

Total from investment operations	.82	2.56	(3.55)	.17

Distributions to shareholders from:

Net investment income	(.33)	(.34)	(.53)	(.05)

Net realized gain	–	(.05)	(.52)	–

Total distributions	(.33)	(.39)	(1.05)	(.05)

Net asset value, end of period	$10.33	$9.84	$ 7.67	$12.27

Total Return(d)				1.33	%(e)(f)

Total Return(d)	8.55%	34.77%	(31.35)%	1.39	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.56%	.00%	.05%	.11	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.56%	.00%	.05%	.11	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.81%	.29%	.39%	.20	%(e)

Net investment income	3.15%	4.54%	4.32%	.61	%(e)

Supplemental Data:
Net assets, end of period (000)	$338	$10	$7	$10

Portfolio turnover rate	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

36

Financial Highlights (concluded)

BALANCED STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30			9/7/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.71	$7.61	$12.27	$11.99

Investment operations:

Net investment income(b)				–	(c)

Net realized and unrealized gain				.16

Total from investment operations				.16

Net asset value on SEC Effective Date, September 14, 2007				12.15

Investment operations:

Net investment income(b)	.32	.31	.37	.08

Net realized and unrealized gain (loss)	.48	2.19	(3.95)	.09

Total from investment operations	.80	2.50	(3.58)	.17

Distributions to shareholders from:

Net investment income	(.34)	(.35)	(.56)	(.05)

Net realized gain	–	(.05)	(.52)	–

Total distributions	(.34)	(.40)	(1.08)	(.05)

Net asset value, end of period	$10.17	$9.71	$ 7.61	$12.27

Total Return(d)	8.39%	34.26%	(31.75)%	1.33	%(e)(f)

Total Return(d)				1.41	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.50%	.40%	.49%	.08	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.50%	.40%	.49%	.08	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.76%	.81%	.80%	.17	%(e)

Net investment income	3.27%	3.63%	3.85%	.64	%(e)

Supplemental Data:
Net assets, end of period (000)	$14,172	$1,116	$423	$10

Portfolio turnover rate	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

37

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Year Ended 11/30				6/29/2006(a) to 11/30/2006
	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.66	$10.68	$18.26	$16.48	$15.00

Investment operations:

Net investment income(b)	.02	.06	.07	.09	.01

Net realized and unrealized gain (loss)	1.77	3.32	(6.82)	1.98	1.47

Total from investment operations	1.79	3.38	(6.75)	2.07	1.48

Distributions to shareholders from:

Net investment income	(.02)	(.24)	(.16)	(.22)	–

Net realized gain	–	(.16)	(.67)	(.07)	–

Total distributions	(.02)	(.40)	(.83)	(.29)	–

Net asset value, end of period	$15.43	$13.66	$10.68	$18.26	$16.48

Total Return(c)	13.08%	32.96%	(38.72)%	12.80%	9.87	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.35%	.35%	.35%	.35%	.34	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.35%	.35%	.35%	.35%	.14	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.76%	.90%	.98%	1.04%	2.58	%(e)

Net investment income	.16%	.55%	.50%	.48%	.12	%(e)

Supplemental Data:
Net assets, end of period (000)	$100,469	$85,270	$61,965	$40,864	$8,432

Portfolio turnover rate	7.72%	12.84%	4.73%	49.07%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

38

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Year Ended 11/30				6/29/2006(a) to 11/30/2006
	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.53	$10.56	$18.11	$16.44	$15.00

Investment operations:

Net investment loss(b)	(.07)	(.02)	(.03)	(.04)	(.03)

Net realized and unrealized gain (loss)	1.74	3.30	(6.75)	1.99	1.47

Total from investment operations	1.67	3.28	(6.78)	1.95	1.44

Distributions to shareholders from:

Net investment income	–	(.15)	(.10)	(.21)	–

Net realized gain	–	(.16)	(.67)	(.07)	–

Total distributions	–	(.31)	(.77)	(.28)	–

Net asset value, end of period	$15.20	$13.53	$10.56	$18.11	$16.44

Total Return(c)	12.34%	32.08%	(39.12)%	12.09%	9.60	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	.97	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	.41	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.41%	1.55%	1.63%	1.70%	2.91	%(e)

Net investment loss	(.49)%	(.17)%	(.23)%	(.25)%	(.43	)%(e)

Supplemental Data:
Net assets, end of period (000)	$9,215	$8,451	$5,399	$5,446	$745

Portfolio turnover rate	7.72%	12.84%	4.73%	49.07%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

39

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Year Ended 11/30				6/29/2006(a) to 11/30/2006
	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.50	$10.55	$18.11	$16.44	$15.00

Investment operations:

Net investment loss(b)	(.07)	(.03)	(.03)	(.05)	(.03)

Net realized and unrealized gain (loss)	1.75	3.30	(6.75)	2.00	1.47

Total from investment operations	1.68	3.27	(6.78)	1.95	1.44

Distributions to shareholders from:

Net investment income	–	(.16)	(.11)	(.21)	–

Net realized gain	–	(.16)	(.67)	(.07)	–

Total distributions	–	(.32)	(.78)	(.28)	–

Net asset value, end of period	$15.18	$13.50	$10.55	$18.11	$16.44

Total Return(c)	12.44%	32.00%	(39.11)%	12.08%	9.60	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	.97	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	.41	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.41%	1.55%	1.63%	1.70%	2.81	%(e)

Net investment loss	(.48)%	(.23)%	(.23)%	(.28)%	(.45	)%(e)

Supplemental Data:
Net assets, end of period (000)	$38,646	$33,007	$18,194	$16,992	$1,232

Portfolio turnover rate	7.72%	12.84%	4.73%	49.07%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

40

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.67	$10.69	$18.27	$18.53

Investment operations:

Net investment income(b)	.05	.02	.11	.04

Net realized and unrealized gain (loss)	1.77	3.38	(6.82)	(.30)

Total from investment operations	1.82	3.40	(6.71)	(.26)

Distributions to shareholders from:

Net investment income	(.04)	(.26)	(.20)	–

Net realized gain	–	(.16)	(.67)	–

Total distributions	(.04)	(.42)	(.87)	–

Net asset value, end of period	$15.45	$13.67	$10.69	$18.27

Total Return(c)	13.38%	33.27%	(38.58)%	(1.40	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.10%	.10%	.09%	.02	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.10%	.10%	.09%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.51%	.64%	.77%	.16	%(d)

Net investment income	.34%	.20%	.78%	.21	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,214	$650	$54	$10

Portfolio turnover rate	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

41

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares
	Year Ended 11/30				6/29/2006(a) to 11/30/2006
	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.75	$10.75	$18.35	$16.51	$15.00

Investment operations:

Net investment income(b)	.07	.11	.55	.19	.04

Net realized and unrealized gain (loss)	1.78	3.32	(7.28)	1.95	1.47

Total from investment operations	1.85	3.43	(6.73)	2.14	1.51

Distributions to shareholders from:

Net investment income	(.05)	(.27)	(.20)	(.23)	–

Net realized gain	–	(.16)	(.67)	(.07)	–

Total distributions	(.05)	(.43)	(.87)	(.30)	–

Net asset value, end of period	$15.55	$13.75	$10.75	$18.35	$16.51

Total Return(c)	13.53%	33.35%	(38.50)%	13.20%	10.07	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00	%(e)(f)

Expenses, including expense reductions, expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.41%	.53%	.60%	.67%	2.79	%(f)

Net investment income	.51%	.91%	3.55%	1.06%	.64	%(f)

Supplemental Data:
Net assets, end of period (000)	$1,300	$1,020	$268	$351	$167

Portfolio turnover rate	7.72%	12.84%	4.73%	49.07%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.
(f)	Annualized.

See Notes to Financial Statements.

42

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares
	Year Ended 11/30				6/29/2006(a) to 11/30/2006
	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.75	$10.72	$18.26	$16.48	$15.00

Investment operations:

Net investment income (loss)(b)	.01	.06	.04	(.02)	–	(c)

Net realized and unrealized gain (loss)	1.78	3.33	(6.83)	2.07	1.48

Total from investment operations	1.79	3.39	(6.79)	2.05	1.48

Distributions to shareholders from:

Net investment income	– (c)	(.20)	(.08)	(.20)	–

Net realized gain	–	(.16)	(.67)	(.07)	–

Total distributions	– (c)	(.36)	(.75)	(.27)	–

Net asset value, end of period	$15.54	$13.75	$10.72	$18.26	$16.48

Total Return(d)	13.03%	32.81%	(38.77)%	12.66%	9.87	%(e)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.45%	.45%	.45%	.45%	.43	%(f)

Expenses, including expense reductions, expenses assumed and management fee waived	.45%	.45%	.45%	.45%	.18	%(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.86%	1.01%	1.07%	1.08%	13.53	%(f)

Net investment income (loss)	.06%	.51%	.25%	(.12)%	(.05	)%(f)

Supplemental Data:
Net assets, end of period (000)	$96	$80	$71	$99	$6

Portfolio turnover rate	7.72%	12.84%	4.73%	49.07%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

43

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.72	$10.71	$18.26	$18.53

Investment operations:

Net investment income (loss)(b)	(.03)	.10	.10	.03

Net realized and unrealized gain (loss)	1.82	3.33	(6.80)	(.30)

Total from investment operations	1.79	3.43	(6.70)	(.27)

Distributions to shareholders from:

Net investment income	(.05)	(.26)	(.18)	–

Net realized gain	–	(.16)	(.67)	–

Total distributions	(.05)	(.42)	(.85)	–

Net asset value, end of period	$15.46	$13.72	$10.71	$18.26

Total Return(c)	13.10%	33.42%	(38.47)%	(1.46	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.55%	.00%	.10%	.10	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.55%	.00%	.10%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.94%	.51%	.71%	.24	%(d)

Net investment income (loss)	(.23)%	.86%	.67%	.15	%(d)

Supplemental Data:
Net assets, end of period (000)	$243	$8	$6	$10

Portfolio turnover rate	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

44

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.62	$10.66	$18.26	$18.53

Investment operations:

Net investment income (loss)(b)	(.02)	.01	.04	.03

Net realized and unrealized gain (loss)	1.79	3.33	(6.78)	(.30)

Total from investment operations	1.77	3.34	(6.74)	(.27)

Distributions to shareholders from:

Net investment income	(.02)	(.22)	(.19)	–

Net realized gain	–	(.16)	(.67)	–

Total distributions	(.02)	(.38)	(.86)	–

Net asset value, end of period	$15.37	$13.62	$10.66	$18.26

Total Return(c)	13.00%	32.62%	(38.75)%	(1.46	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50%	.50%	.45%	.08	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.50%	.50%	.45%	.08	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.90%	1.02%	1.09%	.22	%(d)

Net investment income (loss)	(.17)%	.12%	.25%	.17	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,775	$208	$45	$10

Portfolio turnover rate	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

45

Financial Highlights

DIVERSIFIED INCOME STRATEGY FUND

	Class A Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.57	$10.50	$15.49	$15.69	$14.93

Investment operations:

Net investment income(a)	.79	.81	.84	.79	.69

Net realized and unrealized gain (loss)	.83	3.14	(4.83)	(.17)	.73

Total from investment operations	1.62	3.95	(3.99)	.62	1.42

Distributions to shareholders from:

Net investment income	(.79)	(.81)	(.87)	(.79)	(.66)

Net realized gain	–	(.07)	(.13)	(.03)	–

Total distributions	(.79)	(.88)	(1.00)	(.82)	(.66)

Net asset value, end of year	$14.40	$13.57	$10.50	$15.49	$15.69

Total Return(b)	12.25%	39.35%	(27.14)%	4.00%	9.78%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.35%	.34%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.35%	.34%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.66%	.81%	.84%	.79%	.83%

Net investment income	5.60%	6.75%	6.07%	4.98%	4.56%

Supplemental Data:
Net assets, end of year (000)	$183,275	$107,807	$53,884	$63,034	$30,867

Portfolio turnover rate	6.88%	4.09%	14.45%	44.63%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

46

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class B Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.70	$10.60	$15.61	$15.78	$14.92

Investment operations:

Net investment income(a)	.71	.74	.76	.69	.61

Net realized and unrealized gain (loss)	.83	3.17	(4.86)	(.17)	.72

Total from investment operations	1.54	3.91	(4.10)	.52	1.33

Distributions to shareholders from:

Net investment income	(.70)	(.74)	(.78)	(.66)	(.47)

Net realized gain	–	(.07)	(.13)	(.03)	–

Total distributions	(.70)	(.81)	(.91)	(.69)	(.47)

Net asset value, end of year	$14.54	$13.70	$10.60	$15.61	$15.78

Total Return(b)	11.54%	38.39%	(27.55)%	3.33%	9.07%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.00%	.99%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.00%	.99%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.31%	1.46%	1.49%	1.44%	1.48%

Net investment income	4.99%	6.10%	5.40%	4.35%	3.98%

Supplemental Data:
Net assets, end of year (000)	$10,162	$8,846	$4,396	$6,063	$2,974

Portfolio turnover rate	6.88%	4.09%	14.45%	44.63%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

47

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class C Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.71	$10.61	$15.62	$15.79	$14.91

Investment operations:

Net investment income(a)	.70	.74	.76	.69	.60

Net realized and unrealized gain (loss)	.84	3.17	(4.86)	(.17)	.73

Total from investment operations	1.54	3.91	(4.10)	.52	1.33

Distributions to shareholders from:

Net investment income	(.70)	(.74)	(.78)	(.66)	(.45)

Net realized gain	–	(.07)	(.13)	(.03)	–

Total distributions	(.70)	(.81)	(.91)	(.69)	(.45)

Net asset value, end of year	$14.55	$13.71	$10.61	$15.62	$15.79

Total Return(b)	11.53%	38.36%	(27.54)%	3.31%	9.05%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.00%	.99%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.00%	.99%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.31%	1.46%	1.49%	1.44%	1.48%

Net investment income	4.93%	6.10%	5.42%	4.35%	3.93%

Supplemental Data:
Net assets, end of year (000)	$60,542	$32,275	$16,527	$20,037	$10,379

Portfolio turnover rate	6.88%	4.09%	14.45%	44.63%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

48

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class F Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.56	$10.50	$15.48	$15.82

Investment operations:

Net investment income(b)	.81	.84	.95	.12

Net realized and unrealized gain (loss)	.85	3.13	(4.89)	(.32)

Total from investment operations	1.66	3.97	(3.94)	(.20)

Distributions to shareholders from:

Net investment income	(.82)	(.84)	(.91)	(.14)

Net realized gain	–	(.07)	(.13)	–

Total distributions	(.82)	(.91)	(1.04)	(.14)

Net asset value, end of period	$14.40	$13.56	$10.50	$15.48

Total Return(c)	12.61%	39.59%	(26.89)%	(1.28	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.10%	.09%	.09%	.02	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.10%	.09%	.09%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.41%	.54%	.59%	.12	%(d)

Net investment income	5.70%	6.71%	7.23%	.77	%(d)

Supplemental Data:
Net assets, end of period (000)	$13,237	$1,071	$104	$10

Portfolio turnover rate	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

49

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class I Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.52	$10.47	$15.44	$15.63	$14.95

Investment operations:

Net investment income(a)	.84	.85	.88	.82	.85

Net realized and unrealized gain (loss)	.83	3.12	(4.79)	(.15)	.61

Total from investment operations	1.67	3.97	(3.91)	.67	1.46

Distributions to shareholders from:

Net investment income	(.84)	(.85)	(.93)	(.83)	(.78)

Net realized gain	–	(.07)	(.13)	(.03)	–

Total distributions	(.84)	(.92)	(1.06)	(.86)	(.78)

Net asset value, end of year	$14.35	$13.52	$10.47	$15.44	$15.63

Total Return(b)	12.66%	39.75%	(26.82)%	4.35%	10.06%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.01%

Expenses, including expense reductions, expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.31%	.45%	.49%	.44%	.54%

Net investment income	6.01%	6.85%	6.36%	5.23%	5.58%

Supplemental Data:
Net assets, end of year (000)	$197	$269	$69	$101	$39

Portfolio turnover rate	6.88%	4.09%	14.45%	44.63%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

50

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class P Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.68	$10.58	$15.59	$15.77	$14.96

Investment operations:

Net investment income(a)	.80	.81	.83	.75	.73

Net realized and unrealized gain (loss)	.83	3.16	(4.85)	(.13)	.74

Total from investment operations	1.63	3.97	(4.02)	.62	1.47

Distributions to shareholders from:

Net investment income	(.78)	(.80)	(.86)	(.77)	(.66)

Net realized gain	–	(.07)	(.13)	(.03)	–

Total distributions	(.78)	(.87)	(.99)	(.80)	(.66)

Net asset value, end of year	$14.53	$13.68	$10.58	$15.59	$15.77

Total Return(b)	12.23%	39.21%	(27.17)%	3.95%	10.07%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.42%	.42%	.45%	.45%	.45%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.42%	.42%	.45%	.45%	.45%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.72%	.89%	.94%	.89%	.56%

Net investment income	5.67%	6.79%	5.92%	4.72%	4.82%

Supplemental Data:
Net assets, end of year (000)	$4	$10	$8	$9	$1

Portfolio turnover rate	6.88%	4.09%	14.45%	44.63%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

51

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.74	$10.56	$15.49	$15.82

Investment operations:

Net investment income(b)	.83	.87	.87	.11

Net realized and unrealized gain (loss)	.85	3.16	(4.83)	(.31)

Total from investment operations	1.68	4.03	(3.96)	(.20)

Distributions to shareholders from:

Net investment income	(.76)	(.78)	(.84)	(.13)

Net realized gain	–	(.07)	(.13)	–

Total distributions	(.76)	(.85)	(.97)	(.13)

Net asset value, end of period	$14.66	$13.74	$10.56	$15.49

Total Return(c)	12.51%	39.87%	(26.93)%	(1.29	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.11%	.00%	.11%	.10	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.11%	.00%	.11%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.42%	.44%	.61%	.20	%(d)

Net investment income	5.83%	7.20%	6.29%	.70	%(d)

Supplemental Data:
Net assets, end of period (000)	$16	$10	$7	$10

Portfolio turnover rate	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

52

Financial Highlights (concluded)

DIVERSIFIED INCOME STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.57	$10.51	$15.49	$15.82

Investment operations:

Net investment income(b)	.75	.80	.79	.11

Net realized and unrealized gain (loss)	.86	3.13	(4.79)	(.31)

Total from investment operations	1.61	3.93	(4.00)	(.20)

Distributions to shareholders from:

Net investment income	(.77)	(.80)	(.85)	(.13)

Net realized gain	–	(.07)	(.13)	–

Total distributions	(.77)	(.87)	(.98)	(.13)

Net asset value, end of period	$14.41	$13.57	$10.51	$15.49

Total Return(c)	12.16%	39.01%	(27.19)%	(1.28	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.50%	.50%	.46%	.09	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.50%	.50%	.46%	.09	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.80%	.98%	.96%	.19	%(d)

Net investment income	5.29%	6.82%	5.89%	.72	%(d)

Supplemental Data:
Net assets, end of period (000)	$2,394	$107	$108	$10

Portfolio turnover rate	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

53

Financial Highlights

GROWTH & INCOME STRATEGY FUND

	Class A Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.87	$10.97	$18.71	$17.38	$15.62

Investment operations:

Net investment income(a)	.34	.36	.41	.29	.16

Net realized and unrealized gain (loss)	1.08	3.44	(6.64)	1.51	1.80

Total from investment operations	1.42	3.80	(6.23)	1.80	1.96

Distributions to shareholders from:

Net investment income	(.29)	(.69)	(.43)	(.43)	(.20)

Net realized gain	–	(.21)	(1.08)	(.04)	–

Total distributions	(.29)	(.90)	(1.51)	(.47)	(.20)

Net asset value, end of year	$15.00	$13.87	$10.97	$18.71	$17.38

Total Return(b)	10.42%	37.35%	(36.06)%	10.56%	12.68%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.35%	.35%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed and management fee waived	.35%	.35%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.66%	.76%	.74%	.72%	.71%

Net investment income	2.37%	3.06%	2.65%	1.60%	.98%

Supplemental Data:
Net assets, end of year (000)	$423,573	$336,387	$217,985	$282,545	$162,563

Portfolio turnover rate	7.69%	6.64%	11.95%	58.38%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

54

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class B Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.78	$10.90	$18.61	$17.30	$15.59

Investment operations:

Net investment income(a)	.25	.28	.30	.17	.05

Net realized and unrealized gain (loss)	1.08	3.43	(6.61)	1.51	1.80

Total from investment operations	1.33	3.71	(6.31)	1.68	1.85

Distributions to shareholders from:

Net investment income	(.21)	(.62)	(.32)	(.33)	(.14)

Net realized gain	–	(.21)	(1.08)	(.04)	–

Total distributions	(.21)	(.83)	(1.40)	(.37)	(.14)

Net asset value, end of year	$14.90	$13.78	$10.90	$18.61	$17.30

Total Return(b)	9.73%	36.49%	(36.52)%	9.85%	11.92%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.31%	1.41%	1.39%	1.37%	1.35%

Net investment income	1.73%	2.40%	2.00%	.96%	.31%

Supplemental Data:
Net assets, end of year (000)	$33,841	$31,299	$19,549	$25,246	$15,132

Portfolio turnover rate	7.69%	6.64%	11.95%	58.38%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

55

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class C Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.78	$10.90	$18.61	$17.31	$15.59

Investment operations:

Net investment income(a)	.25	.28	.31	.17	.06

Net realized and unrealized gain (loss)	1.08	3.43	(6.62)	1.50	1.80

Total from investment operations	1.33	3.71	(6.31)	1.67	1.86

Distributions to shareholders from:

Net investment income	(.21)	(.62)	(.32)	(.33)	(.14)

Net realized gain	–	(.21)	(1.08)	(.04)	–

Total distributions	(.21)	(.83)	(1.40)	(.37)	(.14)

Net asset value, end of year	$14.90	$13.78	$10.90	$18.61	$17.31

Total Return(b)	9.63%	36.59%	(36.53)%	9.81%	12.02%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.31%	1.41%	1.39%	1.37%	1.36%

Net investment income	1.74%	2.42%	2.00%	.92%	.34%

Supplemental Data:
Net assets, end of year (000)	$90,833	$83,366	$56,468	$77,376	$24,048

Portfolio turnover rate	7.69%	6.64%	11.95%	58.38%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

56

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class F Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.86	$10.97	$18.72	$19.00

Investment operations:

Net investment income(b)	.37	.34	.44	.08

Net realized and unrealized gain (loss)	1.09	3.48	(6.65)	(.36)

Total from investment operations	1.46	3.82	(6.21)	(.28)

Distributions to shareholders from:

Net investment income	(.33)	(.72)	(.46)	–

Net realized gain	–	(.21)	(1.08)	–

Total distributions	(.33)	(.93)	(1.54)	–

Net asset value, end of period	$14.99	$13.86	$10.97	$18.72

Total Return(c)	10.69%	37.61%	(35.94)%	(1.47	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.10%	.10%	.10%	.03	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.10%	.10%	.10%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.41%	.49%	.51%	.10	%(d)

Net investment income	2.54%	2.77%	3.09%	.44	%(d)

Supplemental Data:
Net assets, end of period (000)	$2,595	$751	$58	$10

Portfolio turnover rate	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

57

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class I Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.91	$11.00	$18.77	$17.43	$15.64

Investment operations:

Net investment income(a)	.39	.41	.45	.38	.34

Net realized and unrealized gain (loss)	1.09	3.44	(6.66)	1.49	1.69

Total from investment operations	1.48	3.85	(6.21)	1.87	2.03

Distributions to shareholders from:

Net investment income	(.34)	(.73)	(.48)	(.49)	(.24)

Net realized gain	–	(.21)	(1.08)	(.04)	–

Total distributions	(.34)	(.94)	(1.56)	(.53)	(.24)

Net asset value, end of year	$15.05	$13.91	$11.00	$18.77	$17.43

Total Return(b)	10.83%	37.83%	(35.88)%	10.94%	13.09%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.31%	.41%	.38%	.37%	.34%

Net investment income	2.72%	3.50%	2.85%	2.07%	2.08%

Supplemental Data:
Net assets, end of year (000)	$617	$490	$230	$1,385	$1,068

Portfolio turnover rate	7.69%	6.64%	11.95%	58.38%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

58

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class P Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$13.90	$10.99	$18.74	$17.41	$15.63

Investment operations:

Net investment income(a)	.36	.46	.40	.29	.10

Net realized and unrealized gain (loss)	1.08	3.34	(6.66)	1.50	1.88

Total from investment operations	1.44	3.80	(6.26)	1.79	1.98

Distributions to shareholders from:

Net investment income	(.28)	(.68)	(.41)	(.42)	(.20)

Net realized gain	–	(.21)	(1.08)	(.04)	–

Total distributions	(.28)	(.89)	(1.49)	(.46)	(.20)

Net asset value, end of year	$15.06	$13.90	$10.99	$18.74	$17.41

Total Return(b)	10.47%	37.20%	(36.13)%	10.44%	12.74%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.34%	.44%	.44%	.45%	.42%

Expenses, including expense reductions, expenses assumed and management fee waived	.34%	.44%	.44%	.45%	.42%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.63%	.89%	.83%	.82%	.84%

Net investment income	2.50%	4.34%	2.62%	1.62%	.59%

Supplemental Data:
Net assets, end of year (000)	$1	$2	$21	$33	$27

Portfolio turnover rate	7.69%	6.64%	11.95%	58.38%	.00%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

59

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.03	$11.02	$18.70	$19.00

Investment operations:

Net investment income(b)	.30	.44	.45	.07

Net realized and unrealized gain (loss)	1.11	3.44	(6.67)	(.37)

Total from investment operations	1.41	3.88	(6.22)	(.30)

Distributions to shareholders from:

Net investment income	(.26)	(.66)	(.38)	–

Net realized gain	–	(.21)	(1.08)	–

Total distributions	(.26)	(.87)	(1.46)	–

Net asset value, end of period	$15.18	$14.03	$11.02	$18.70

Total Return(c)	10.17%	37.89%	(35.91)%	(1.58	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.58%	.08%	.11%	.10	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.58%	.08%	.11%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.89%	.47%	.49%	.17	%(d)

Net investment income	2.08%	3.62%	2.92%	.37	%(d)

Supplemental Data:
Net assets, end of period (000)	$110	$41	$6	$10

Portfolio turnover rate	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

60

Financial Highlights (concluded)

GROWTH & INCOME STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.84	$10.95	$18.71	$19.00

Investment operations:

Net investment income(b)	.28	.32	.36	.07

Net realized and unrealized gain (loss)	1.13	3.46	(6.62)	(.36)

Total from investment operations	1.41	3.78	(6.26)	(.29)

Distributions to shareholders from:

Net investment income	(.28)	(.68)	(.42)	–

Net realized gain	–	(.21)	(1.08)	–

Total distributions	(.28)	(.89)	(1.50)	–

Net asset value, end of period	$14.97	$13.84	$10.95	$18.71

Total Return(c)	10.31%	37.16%	(36.21)%	(1.53	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50%	.50%	.48%	.09	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.50%	.50%	.48%	.08	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.81%	.90%	.89%	.16	%(d)

Net investment income	1.97%	2.69%	2.47%	.38	%(d)

Supplemental Data:
Net assets, end of period (000)	$9,240	$439	$165	$10

Portfolio turnover rate	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

61

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of eleven funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”) and Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Class A, B, C, F, I, P, R2 and R3 shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. On March 31, 2010, each of the Funds of the Trust no longer made Class B shares available for purchase.

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Diversified Income Strategy Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. The Funds invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Funds’ prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange LLC, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

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Notes to Financial Statements (continued)

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in interest income in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended November 30, 2007 through November 30, 2010. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

63

Notes to Financial Statements (continued)

liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing each Fund’s investments carried at value:

	Balanced Strategy Fund				Diversified Equity Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,318,959	$–	$–	$1,318,959	$152,927	$–	$–	$152,927
Repurchase Agreement	–	124	–	124	–	–	–	–
Total	$1,318,959	$124	$–	$1,319,083	$152,927	$–	$–	$152,927

	Diversified Income Strategy Fund				Growth & Income Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$268,195	$–	$–	$268,195	$560,172	$–	$–	$560,172
Repurchase Agreement	–	522	–	522	–	364	–	364
Total	$268,195	$522	$–	$268,717	$560,172	$364	$–	$560,536

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fee is based on each Fund's average daily net assets at the following annual rates:

	Management Fee	Contractual Waiver(1)
Balanced Strategy Fund	.10%	.10%
Diversified Equity Strategy Fund	.10%	.10%
Diversified Income Strategy Fund	.10%	.10%
Growth & Income Strategy Fund	.10%	.10%

(1)

For the fiscal year ended November 30, 2010, Lord Abbett contractually agreed to waive all of its management fees for the Funds. Lord Abbett has contractually agreed to continue this management fee waiver through March 31, 2011. Such agreement may be terminated only upon the approval of the Board of Trustees.

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Notes to Financial Statements (continued)

For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to reimburse each Fund to the extent necessary so that each class’ total annual operating expenses as a percentage of average net assets did not exceed the following annualized rates:

	Balanced Strategy Fund	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Class A	1.10%	1.50%	1.20%	1.50%
Class B	1.75%	2.15%	1.85%	2.15%
Class C	1.75%	2.15%	1.85%	2.15%
Class F	0.85%	1.25%	0.95%	1.25%
Class I	0.75%	1.15%	0.85%	1.15%
Class P	1.20%	1.60%	1.30%	1.60%
Class R2	1.35%	1.75%	1.45%	1.75%
Class R3	1.25%	1.65%	1.35%	1.65%

Effective April 1, 2010, the voluntary reimbursements for all classes of the Funds were discontinued.

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2010:

	Distributor Commissions	Dealers’ Concessions
Balanced Strategy Fund	$1,077,203	$5,910,826
Diversified Equity Strategy Fund	146,301	817,041
Diversified Income Strategy Fund	448,181	2,432,437
Growth & Income Strategy Fund	693,355	3,848,348

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Notes to Financial Statements (continued)

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2010:

	Class A	Class C
Balanced Strategy Fund	$5,002	$32,071
Diversified Equity Strategy Fund	5,073	15,746
Diversified Income Strategy Fund	766	19,541
Growth & Income Strategy Fund	3,800	20,760

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Balanced Strategy Fund and Diversified Income Strategy Fund; declared and paid quarterly for Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Distributions were declared on December 16, 2010, and paid on December 22, 2010 to shareholders of record on December 21, 2010. The approximate amounts were as follows:

Net Investment Income
Balanced Strategy Fund	$6,509,000
Diversified Equity Strategy Fund	158,000
Diversified Income Strategy Fund	1,200,000
Growth & Income Strategy Fund	2,301,000

The tax character of distributions paid during the fiscal years ended November 30, 2010 and 2009 was as follows:

	Balanced Strategy Fund		Diversified Equity Strategy Fund
	11/30/2010	11/30/2009	11/30/2010	11/30/2009
Distributions paid from:
Ordinary income	$44,364,709	$44,320,938	$102,593	$1,799,582
Net long-term capital gains	–	6,478,549	–	1,361,957
Total distributions paid	$44,364,709	$50,799,487	$102,593	$3,161,539

	Diversified Income Strategy Fund		Growth & Income Strategy Fund
	11/30/2010	11/30/2009	11/30/2010	11/30/2009
Distributions paid from:
Ordinary income	$11,140,841	$7,059,641	$9,506,879	$19,276,420
Net long-term capital gains	—	536,622	—	5,836,183
Total distributions paid	$11,140,841	$7,596,263	$9,506,879	$25,112,603

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Notes to Financial Statements (continued)

As of November 30, 2010, the components of accumulated gains/(losses) on a tax-basis were as follows:

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Undistributed ordinary income—net	$1,276,398	$–
Total undistributed earnings	$1,276,398	$–
Capital loss carryforwards*	(60,631,754)	(6,993,725)
Temporary differences	(142,933)	(5,953)
Unrealized gains/(losses)–net	(50,957,822)	10,855,442
Total accumulated gains/(losses)–net	$(110,456,111)	$3,855,764

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Undistributed ordinary income - net	$74,408	$1,729,632
Total undistributed earnings	$74,408	$1,729,632
Capital loss carryforwards*	(467,172)	(11,675,539)
Temporary differences	(8,994)	(29,308)
Unrealized gains/(losses) - net	5,325,258	(21,822,065)
Total accumulated gains/(losses) - net	$4,923,500	$(31,797,280)
*	As of November 30, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	Total
Balanced Strategy Fund	$33,706,074	$26,925,680	$60,631,754
Diversified Equity Strategy Fund	5,747,274	1,246,451	6,993,725
Diversified Income Strategy Fund	467,172	-	467,172
Growth & Income Strategy Fund	5,626,829	6,048,710	11,675,539

As of November 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Balanced Strategy Fund	$1,370,041,126	$9,409,463	$(60,367,285)	$(50,957,822)
Diversified Equity Strategy Fund	142,071,207	11,405,293	(549,851)	10,855,442
Diversified Income Strategy Fund	263,391,278	5,487,679	(162,421)	5,325,258
Growth & Income Strategy Fund	582,358,511	14,798,342	(36,620,407)	(21,822,065)

The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the tax treatment of certain distributions received and wash sales.

Permanent items identified during the fiscal year ended November 30, 2010 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Balanced Strategy Fund	$185,220	$(182,528)	$(2,692)
Diversified Equity Strategy Fund	161,961	-	(161,961)
Diversified Income Strategy Fund	175,454	(168,156)	(7,298)
Growth & Income Strategy Fund	67,454	(67,454)	-

The permanent differences are primarily attributable to the tax treatment of net investment losses and certain distributions received and paid.

67

Notes to Financial Statements (continued)

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2010 were as follows:

	Purchases	Sales
Balanced Strategy Fund	$156,618,673	$143,729,142
Diversified Equity Strategy Fund	18,708,983	10,632,010
Diversified Income Strategy Fund	121,299,746	13,798,532
Growth & Income Strategy Fund	108,996,571	38,390,201

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2010.

6. TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the fiscal year ended November 30, 2010:

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Notes to Financial Statements (continued)

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2010	Value at 11/30/2010	Net Realized Gain (Loss) 12/1/2009 to 11/30/2010	Dividend Income 12/1/2009 to 11/30/2010
Lord Abbett Affiliated Fund, Inc.–Class I	24,952,854	512,394	(4,529,439)	20,935,809	$224,222,516	$(10,551,767)	$2,457,422
Lord Abbett Bond Debenture Fund, Inc.–Class I	23,907,583	2,025,931	(1,677,095)	24,256,419	186,046,734	(452,188)	11,712,478
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I	22,249,111	865,334	(3,227,645)	19,886,800	225,317,441	(11,180,600)	6,931,883
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I	5,135,656	846,711	(136,854)	5,845,513	162,388,343	99,620	1,223,313
Lord Abbett Global Fund, Inc.–Developing Local Markets Fund–Class I	–	3,920,303	(97,797)	3,822,506	25,725,464	(16,625)	635,323
Lord Abbett Investment Trust–Floating Rate Fund–Class I	2,661,311	4,597,041	(109,196)	7,149,156	66,773,117	86,520 (a)	3,084,714
Lord Abbett Investment Trust–High Yield Fund–Class I	25,758,302	2,461,898	(2,389,597)	25,830,603	199,670,559	(1,745,578)	16,684,967
Lord Abbett Securities Trust–International Core Equity Fund–Class I	6,628,547	93,577	(1,056,495)	5,665,629	65,324,705	(4,718,336)	737,700
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	20,220,573	2,133,700	(2,044,933)	20,309,340	163,490,191	(3,847,413)	7,602,933
Total					$1,318,959,070	$(32,326,367)	$51,070,733

(a)	Includes $182,528 of distributed capital gains.

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2010	Value at 11/30/2010	Net Realized Gain (Loss) 12/1/2009 to 11/30/2010	Dividend Income 12/1/2009 to 11/30/2010
Lord Abbett Affiliated Fund, Inc.–Class I	1,899,820	323,910	92,452	2,131,278	$22,825,988	$(490,159)	$226,178
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I	990,661	154,752	47,807	1,097,606	30,491,489	(238,847)	238,492

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Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2010	Value at 11/30/2010	Net Realized Gain (Loss) 12/1/2009 to 11/30/2010	Dividend Income 12/1/2009 to 11/30/2010
Lord Abbett Developing Growth Fund, Inc.–Class I	418,164	7,866	47,509	378,521	$8,047,364	$(119,527)	$–
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	1,215,754	114,422	72,080	1,258,096	15,235,544	(172,137)	95,512
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I	717,707	42,342	62,677	697,372	15,655,995	(353,662)	–
Lord Abbett Securities Trust–International Core Equity Fund–Class I	1,302,756	437,756	193,145	1,547,367	17,841,144	(905,336)	150,029
Lord Abbett Securities Trust–International Opportunities Fund– Class I	912,233	172,709	149,233	935,709	11,874,150	(850,770)	–
Lord Abbett Stock Appreciation Fund–Class I	2,561,225	189,081	91,721	2,658,585	15,552,724	(49,621)	–
Lord Abbett Securities Trust–Value Opportunities Fund–Class I	1,049,673	78,790	87,067	1,041,396	15,402,251	102,660 (a)	–
Total					$152,926,649	$(3,077,399)	$710,211

(a)	Includes $77,191 of distributed capital gains.

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2010	Value at 11/30/2010	Net Realized Gain (Loss) 12/1/2009 to 11/30/2010	Dividend Income 12/1/2009 to 11/30/2010
Lord Abbett Affiliated Fund, Inc.–Class I	370,078	30,829	(400,907)	–	$–	$23,662	$8,675
Lord Abbett Bond Debenture Fund, Inc.–Class I	2,799,948	1,955,723	(10,311)	4,745,360	36,396,915	(5,259)	1,746,236
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I	3,866,261	2,323,914	(316,204)	5,873,971	66,552,090	(602,466)	1,532,737
Lord Abbett Global Fund, Inc.–Developing Local Markets Fund– Class I	–	815,545	(652)	814,893	5,484,228	13	102,584
Lord Abbett Investment Trust–Floating Rate Fund–Class I	339,430	955,848	(4,896)	1,290,382	12,052,163	19,013 (a)	445,099

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Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2010	Value at 11/30/2010	Net Realized Gain (Loss) 12/1/2009 to 11/30/2010	Dividend Income 12/1/2009 to 11/30/2010
Lord Abbett Investment Trust–High Yield Fund–Class I	8,243,192	6,466,680	(129,799)	14,580,073	$112,703,962	$(69,151)	$6,867,882
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	878,690	816,845	(32,217)	1,663,318	13,389,710	(41,291)	438,115
Lord Abbett Investment Trust–Total Return Fund–Class I	1,353,397	999,580	(436,729)	1,916,248	21,615,435	668,188 (b)	817,359
Total					$268,194,503	$(7,291)	$11,958,687

(a)	Includes $22,979 of distributed capital gains.
(b)	Includes $145,177 of distributed capital gains.

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2010	Value at 11/30/2010	Net Realized Gain (Loss) 12/1/2009 to 11/30/2010	Dividend Income 12/1/2009 to 11/30/2010
Lord Abbett Affiliated Fund, Inc.–Class I	4,432,975	658,932	(942,308)	4,149,599	$44,442,209	$(5,584,484)	$455,484
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I	3,462,858	465,852	–	3,928,710	44,512,288	–	1,229,596
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I	2,620,773	659,425	(35,813)	3,244,385	90,129,026	(12,562)	627,323
Lord Abbett Global Fund, Inc.–Developing Local Markets Fund–Class I	–	1,583,767	–	1,583,767	10,658,753	–	249,900
Lord Abbett Investment Trust–Floating Rate Fund–Class I	996,372	1,468,555	–	2,464,927	23,022,419	67,454 (a)	1,013,745
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I	4,334,523	399,172	(52,154)	4,681,541	56,693,465	(116,989)	355,415
Lord Abbett Research Fund, Inc.– Growth Opportunities Fund– Class I	1,026,033	44,216	(29,326)	1,040,923	23,368,729	(37,074)	–

71

Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2010	Value at 11/30/2010	Net Realized Gain (Loss) 12/1/2009 to 11/30/2010	Dividend Income 12/1/2009 to 11/30/2010
Lord Abbett Investment Trust–High Yield Fund–Class I	11,637,731	2,536,739	(2,098,033)	12,076,437	$93,350,861	$(482,816)	$8,042,242
Lord Abbett Securities Trust–International Core Equity Fund–Class I	5,733,644	1,288,578	(870,482)	6,151,740	70,929,562	(2,255,801)	644,927
Lord Abbett Securities Trust–International Dividend Income Fund–Class I	2,625,884	725,434	–	3,351,318	26,978,113	–	1,088,974
Lord Abbett Securities Trust–International Opportunities Fund–Class I	2,058,229	157,335	–	2,215,564	28,115,506	–	–
Lord Abbett Stock Appreciation Fund–Class I	2,200,281	1,163,530	–	3,363,811	19,678,292	–	–
Lord Abbett Securities Trust–Value Opportunities Fund–Class I	1,823,964	116,703	(27,690)	1,912,977	28,292,932	129,421 (b)	–
Total					$560,172,155	$(8,292,851)	$13,707,606

(a)	Amount represents distributed capital gains.
(b)	Includes $141,795 of distributed capital gains.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10. INVESTMENT RISKS

The Funds’ investments are each concentrated in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the net asset values of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

72

Notes to Financial Statements (continued)

Balanced Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund is wrong, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund generally will be invested in equity funds and the Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund’s performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Balanced Strategy Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	24,328,279	$241,969,726	28,854,273	$237,539,375
Converted from Class B*	678,507	6,634,510	767,374	6,270,543
Reinvestment of distributions	3,511,067	34,588,448	5,011,834	39,382,840
Shares reacquired	(27,792,546)	(275,233,080)	(32,519,441)	(265,997,772)
Increase	725,307	$7,959,604	2,114,040	$17,194,986

Class B Shares
Shares sold	1,145,554	$11,350,096	2,532,675	$20,769,833
Reinvestment of distributions	237,750	2,339,428	385,182	3,009,654
Shares reacquired	(2,041,248)	(20,288,278)	(2,626,323)	(21,303,613)
Converted to Class A*	(679,321)	(6,634,510)	(767,634)	(6,270,543)
Decrease	(1,337,265)	$(13,233,264)	(476,100)	$(3,794,669)

73

Notes to Financial Statements (continued)

Balanced Strategy Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	4,891,757	$48,447,808	5,137,759	$42,396,053
Reinvestment of distributions	449,827	4,415,665	626,480	4,899,053
Shares reacquired	(5,730,828)	(56,369,043)	(4,705,581)	(37,774,902)
Increase (decrease)	(389,244)	$(3,505,570)	1,058,658	$9,520,204

Class F Shares
Shares sold	834,461	$8,346,089	374,208	$2,733,681
Reinvestment of distributions	13,081	129,145	8,597	68,228
Shares reacquired	(471,224)	(4,709,417)	(146,851)	(1,177,356)
Increase	376,318	$3,765,817	235,954	$1,624,553

Class I Shares
Shares sold	138,232	$1,389,279	180,038	$1,475,758
Reinvestment of distributions	13,170	129,723	10,655	85,092
Shares reacquired	(66,259)	(652,161)	(17,181)	(145,228)
Increase	85,143	$866,841	173,512	$1,415,622

Class P Shares
Shares sold	91,352	$908,052	121,890	$973,277
Reinvestment of distributions	19,755	193,918	34,364	268,069
Shares reacquired	(168,245)	(1,658,355)	(248,424)	(2,057,894)
Decrease	(57,138)	$(556,385)	(92,170)	$(816,548)

Class R2 Shares
Shares sold	34,944	$357,521	–	$3
Reinvestment of distributions	458	4,584	47	367
Shares reacquired	(3,680)	(35,800)	–	–
Increase	31,722	$326,305	47	$370

Class R3 Shares
Shares sold	1,764,231	$17,521,154	280,352	$2,203,671
Reinvestment of distributions	29,752	293,091	6,114	50,261
Shares reacquired	(515,122)	(5,126,773)	(227,090)	(2,027,650)
Increase	1,278,861	$12,687,472	59,376	$226,282

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Diversified Equity Strategy Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,237,409	$32,248,702	2,919,426	$33,703,590
Converted from Class B*	12,472	178,300	4,670	52,402
Reinvestment of distributions	6,220	87,824	219,926	2,230,054
Shares reacquired	(1,988,782)	(28,413,795)	(2,701,554)	(28,317,809)
Increase	267,319	$4,101,031	442,468	$7,668,237

74

Notes to Financial Statements (continued)

Diversified Equity Strategy Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	107,146	$1,523,853	209,619	$2,381,203
Reinvestment of distributions	–	–	15,555	157,105
Shares reacquired	(113,205)	(1,598,799)	(106,914)	(1,136,972)
Converted to Class A*	(12,620)	(178,300)	(4,670)	(52,402)
Increase (decrease)	(18,679)	$(253,246)	113,590	$1,348,934

Class C Shares
Shares sold	937,166	$13,292,865	1,160,572	$13,068,227
Reinvestment of distributions	–	–	52,931	533,545
Shares reacquired	(834,964)	(11,911,636)	(493,762)	(5,779,332)
Increase	102,202	$1,381,229	719,741	$7,822,440

Class F Shares
Shares sold	63,482	$910,644	53,248	$495,043
Reinvestment of distributions	54	759	215	2,170
Shares reacquired	(32,549)	(451,671)	(10,982)	(133,081)
Increase	30,987	$459,732	42,481	$364,132

Class I Shares
Shares sold	12,731	$187,059	58,431	$775,531
Reinvestment of distributions	292	4,147	1,386	14,114
Shares reacquired	(3,575)	(52,602)	(10,555)	(123,030)
Increase	9,448	$138,604	49,262	$666,615

Class P Shares
Shares sold	1,917	$28,112	1,686	$19,124
Reinvestment of distributions	1	10	231	2,365
Shares reacquired	(1,553)	(21,401)	(2,707)	(28,539)
Increase (decrease)	365	$6,721	(790)	$(7,050)

Class R2 Shares
Shares sold	17,963	$246,656	–	$–
Reinvestment of distributions	2	31	23.729	238
Shares reacquired	(2,861)	(38,902)	–	–
Increase	15,104	$207,785	23.729	$238

Class R3 Shares
Shares sold	167,369	$2,418,434	11,251	$138,375
Reinvestment of distributions	21	301	161	1,628
Shares reacquired	(67,180)	(956,667)	(364)	(4,952)
Increase	100,210	$1,462,068	11,048	$135,051

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

75

Notes to Financial Statements (continued)

Diversified Income Strategy Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,915,314	$97,525,994	4,574,204	$55,038,744
Converted from Class B*	50,182	702,499	34,035	418,729
Reinvestment of distributions	519,294	7,292,079	430,419	5,105,778
Shares reacquired	(2,704,701)	(38,062,847)	(2,222,695)	(26,460,455)
Increase	4,780,089	$67,457,725	2,815,963	$34,102,796

Class B Shares
Shares sold	233,815	$3,285,828	370,352	$4,497,852
Reinvestment of distributions	32,584	461,178	30,163	361,230
Shares reacquired	(163,513)	(2,319,815)	(135,702)	(1,641,494)
Converted to Class A*	(49,718)	(702,499)	(33,720)	(418,729)
Increase	53,168	$724,692	231,093	$2,798,859

Class C Shares
Shares sold	2,554,819	$36,533,376	1,164,676	$14,296,458
Reinvestment of distributions	116,680	1,656,116	101,772	1,219,079
Shares reacquired	(865,771)	(12,304,841)	(470,473)	(5,594,627)
Increase	1,805,728	$25,884,651	795,975	$9,920,910

Class F Shares
Shares sold	894,277	$12,675,703	73,961	$874,150
Reinvestment of distributions	6,899	97,345	1,678	20,768
Shares reacquired	(60,757)	(865,259)	(6,534)	(73,293)
Increase	840,419	$11,907,789	69,105	$821,625

Class I Shares
Shares sold	13,131	$182,355	18,082	$221,411
Reinvestment of distributions	968	13,500	957	11,624
Shares reacquired	(20,273)	(281,565)	(5,689)	(71,118)
Increase (decrease)	(6,174)	$(85,710)	13,350	$161,917

Class P Shares
Shares sold	156.145	$2,223	155.677	$1,951
Reinvestment of distributions	23.000	321	53.000	620
Shares reacquired	(598.000)	(8,319)	(200.000)	(2,416)
Increase (decrease)	(418.855)	$(5,775)	8.677	$155

Class R2 Shares
Shares sold	416	$6,106	–	$–
Reinvestment of distributions	47	668	51	606
Shares reacquired	(117)	(1,703)	–	–
Increase	346	$5,071	51	$606

76

Notes to Financial Statements (continued)

Diversified Income Strategy Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class R3 Shares
Shares sold	200,472	$2,820,247	6,751	$83,770
Reinvestment of distributions	5,092	71,871	752	8,732
Shares reacquired	(47,324)	(665,043)	(9,838)	(124,259)
Increase (decrease)	158,240	$2,227,075	(2,335)	$(31,757)

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Growth & Income Strategy Fund	Year Ended November 30, 2010		Year Ended November 30, 2009

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,874,510	$156,126,641	10,195,596	$120,284,133
Converted from Class B*	103,155	1,461,440	72,517	918,580
Reinvestment of distributions	527,856	7,460,641	1,710,663	18,460,462
Shares reacquired	(7,520,570)	(107,341,348)	(7,597,835)	(87,749,614)
Increase	3,984,951	$57,707,374	4,380,941	$51,913,561

Class B Shares
Shares sold	517,615	$7,339,406	821,806	$9,667,591
Reinvestment of distributions	33,634	472,810	137,358	1,468,027
Shares reacquired	(447,272)	(6,389,396)	(408,275)	(4,600,943)
Converted to Class A*	(103,796)	(1,461,440)	(72,930)	(918,580)
Increase (decrease)	181	$(38,620)	477,959	$5,616,095

Class C Shares
Shares sold	1,968,747	$28,110,313	1,824,310	$21,052,866
Reinvestment of distributions	80,024	1,126,209	371,443	3,964,201
Shares reacquired	(2,002,120)	(28,432,276)	(1,326,615)	(15,085,112)
Increase	46,651	$804,246	869,138	$9,931,955

Class F Shares
Shares sold	168,204	$2,438,197	55,354	$588,611
Reinvestment of distributions	1,292	18,317	497	5,468
Shares reacquired	(50,586)	(722,251)	(6,955)	(81,191)
Increase	118,910	$1,734,263	48,896	$512,888

Class I Shares
Shares sold	11,585	$164,787	18,236	$207,236
Reinvestment of distributions	930	13,190	2,871	30,997
Shares reacquired	(6,730)	(99,665)	(6,800)	(73,638)
Increase	5,785	$78,312	14,307	$164,595

Class P Shares
Shares sold	2.987	$41	391.000	$4,123
Reinvestment of distributions	2.000	26	132.387	1,388
Shares reacquired	(43.000)	(583)	(2,281.000)	(24,898)
Decrease	(38.013)	$(516)	(1,757.613)	$(19,387)

77

Notes to Financial Statements (concluded)

Growth & Income Strategy Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	4,251	$61,239	2,348	$32,977
Reinvestment of distributions	69	991	48	526
Shares reacquired	(6)	(85)	(53)	(730)
Increase	4,314	$62,145	2,343	$32,773

Class R3 Shares
Shares sold	761,878	$10,867,650	17,812	$206,225
Reinvestment of distributions	6,530	92,002	1,503	16,444
Shares reacquired	(182,908)	(2,592,703)	(2,693)	(31,810)
Increase	585,500	$8,366,949	16,622	$190,859

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

78

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund, four of the portfolios constituting the Lord Abbett Investment Trust (the “Trust”), as of November 30, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of the Lord Abbett Investment Trust as of November 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

January 28, 2011

79

Investments In Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of November 30, 2010 each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	17.00%
Lord Abbett Bond Debenture Fund, Inc. – Class I	14.11%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	17.08%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	12.31%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	5.06%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	1.95%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.14%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	4.95%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	12.40%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	14.93%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	19.94%
Lord Abbett Developing Growth Fund, Inc. – Class I	5.26%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I 9.96%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	10.24%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	11.67%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.76%
Lord Abbett Stock Appreciation Fund – Class I	10.17%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.07%

Diversified Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Bond Debenture Fund, Inc. – Class I	13.57%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	24.82%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	2.05%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	4.49%
Lord Abbett Investment Trust – High Yield Fund – Class I	42.02%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	4.99%
Lord Abbett Investment Trust – Total Return Fund – Class I	8.06%

80

Investments In Underlying Funds (unaudited)(continued)

Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.93%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	7.95%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	16.09%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	1.90%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	4.11%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	10.12%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	4.17%
Lord Abbett Investment Trust – High Yield Fund – Class I	16.67%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	12.66%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	4.82%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	5.02%
Lord Abbett Stock Appreciation Fund – Class I	3.51%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	5.05%

The Ten Largest Holdings and the Holdings by Sector, as of November 30, 2010, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.23%
Wells Fargo & Co.	2.99%
Goldman Sachs Group, Inc. (The)	2.82%
Chevron Corp.	2.56%
Bank of America Corp.	2.55%
Pfizer, Inc.	2.32%
AT&T, Inc.	2.08%
Dow Chemical Co. (The)	1.89%
General Electric Co.	1.84%
Hess Corp.	1.82%

81

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	12.88%
Consumer Staples	6.49%
Energy	14.84%
Financials	24.93%
Health Care	10.59%
Industrials	8.71%
Information Technology	6.67%
Materials	8.90%
Telecommunication Services	4.14%
Utilities	1.40%
Short-Term Investment	0.45%
Total	100.00%

*	A sector may comprise several industries.
Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
CIT Group, Inc., 7.00%, 5/1/2016	0.83%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	0.62%
Charter Communications, Inc. Class A	0.59%
SBA Communications Corp., 4.00%, 10/1/2014	0.58%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/2017	0.56%
Sprint Capital Corp., 6.90%, 5/1/2019	0.54%
Citigroup, Inc., 7.50%, 12/15/2010	0.53%
Angel Lux Common SA, 8.875%, 5/1/2016	0.53%
Bank of America Corp., 7.25%	0.51%
Wells Fargo & Co., 7.50%	0.50%

Holdings by Sector*	% of Investments
Agency	0.24%
Automotive	4.04%
Banking	4.35%
Basic Industry	9.38%
Capital Goods	9.21%
Consumer Cyclical	4.69%
Consumer Non–Cyclical	3.32%
Energy	11.33%
Financial Services	4.47%
Healthcare	8.43%
Insurance	1.85%
Media	7.47%
Municipal	0.45%
Real Estate	1.40%
Services	11.23%
Technology & Electronics	6.24%
Telecommunications	8.06%
Utility	3.10%
Short-Term Investment	0.74%
Total	100.00%

*	A sector may comprise several industries.

82

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Capital Structure Fund

Ten Largest Holdings	% of Investments
Chevron Corp.	2.05%
Mylan, Inc.	1.80%
ConocoPhillips	1.57%
Exxon Mobil Corp.	1.51%
Apple, Inc.	1.35%
Microsoft Corp.	1.28%
JPMorgan Chase & Co.	1.08%
El Paso Corp.	1.02%
AT&T, Inc.	1.01%
Snap – on, Inc.	0.96%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.61%
Consumer Staples	7.30%
Energy	11.85%
Financials	13.13%
Health Care	12.94%
Industrials	12.55%
Information Technology	13.65%
Materials	6.67%
Telecommunication Services	4.96%
Utilities	3.20%
Short-Term Investment	0.14%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	3.61%
Schlumberger Ltd.	2.52%
Google, Inc. Class A	1.96%
Goldman Sachs Group, Inc. (The)	1.89%
JPMorgan Chase & Co.	1.89%
Union Pacific Corp.	1.65%
Bank of America Corp.	1.65%
Marriott International, Inc. Class A	1.62%
Exxon Mobil Corp.	1.60%
Target Corp.	1.42%

83

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	14.61%
Consumer Staples	5.85%
Energy	11.20%
Financials	16.57%
Health Care	8.90%
Industrials	9.86%
Information Technology	18.70%
Materials	8.36%
Telecommunication Services	1.88%
Utilities	1.18%
Short-Term Investment	2.89%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
NxStage Medical, Inc.	1.68%
lululemon athletica, Inc.	1.62%
Under Armour, Inc. Class A	1.59%
VanceInfo Technologies, Inc. ADR	1.59%
Acme Packet, Inc.	1.58%
Synchronoss Technologies, Inc.	1.56%
CARBO Ceramics, Inc.	1.55%
IPG Photonics Corp.	1.54%
OpenTable, Inc.	1.53%
VeriFone Systems, Inc.	1.50%

Holdings by Sector*	% of Investments
Consumer Discretionary	19.15%
Energy	3.79%
Financials	7.45%
Health Care	14.92%
Industrials	11.81%
Information Technology	35.99%
Materials	2.38%
Short-Term Investment	4.51%
Total	100.00%

*	A sector may comprise several industries.

84

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Developing Local Markets Fund

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 11/03/2010	4.31%
Hungary Government Bond, 7.50%, 2/12/2011	2.27%
Poland Government Bond, 4.25%, 5/24/2011	2.25%
H.J. Heinz Finance Co., 6.625%, 7/15/2011	1.20%
Vodafone Group plc, 0.632%, 6/15/2011	1.16%
General Electric Capital Corp., 0.552%, 9/15/2014	1.12%
Federal Home Loan Mortgage Corp. 5.50%, TBA	1.11%
Bank of America Corp., 2.10%, 4/30/2012	1.10%
Societe Financement de l'Economie Francaise, 3.375%, 5/5/2014	1.02%
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015	1.01%

Holdings by Sector*	% of Investments
Agency	3.55%
Asset Backed	15.04%
Automotive	0.96%
Banking	8.44%
Basic Industry	2.30%
Consumer Non-Cyclical	3.06%
Energy	2.73%
Financial Services	1.87%
Foreign Sovereign	10.10%
Health Care	1.87%
Insurance	0.78%
Media	1.41%
Mortgage-Backed	34.92%
Real Estate	0.94%
Services	2.31%
Technology & Electronics	0.55%
Telecommunications	2.45%
Utility	5.50%
Short-Term Investment	1.22%
Total	100.00%

*	A sector may comprise several industries.

85

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
AGFS Funding Co. Term Loan B, 7.25%, 4/21/2015	1.33%
CIT Group, Inc. Term Loan 3, 6.25%, 8/11/2015	1.18%
Ford Motor Co. Term Loan B1, 3.01%, 12/16/2013	1.07%
International Lease Finance Corp. Term Loan B1, 6.75%, 3/17/2015	1.02%
Goodman Global, Inc. 1st Lien Term Loan, 5.75%, 10/28/2016	0.93%
Allison Transmission, Inc. Term Loan B, 3.01%, 8/7/2014	0.86%
Bucyrus International, Inc. Term Loan C, 4.25%, 2/19/2016	0.82%
Asurion Corp. Incremental Term Loan B2, 6.75%, 3/31/2015	0.80%
Weather Channel Replacement Term Loan, 5.00%, 9/14/2015	0.78%
Freescale Semiconductor, Inc. Extended Term Loan B, 4.504%, 12/1/2016	0.77%

Holdings by Sector*	% of Investments
Aerospace	2.17%
Chemicals	3.33%
Consumer Non-Durables	2.36%
Energy	0.95%
Financial	7.65%
Food/Tobacco	4.52%
Forest Products/Containers	2.45%
Gaming/Leisure	3.78%
Healthcare	9.94%
Housing	2.68%
Information Technology	4.52%
Manufacturing	3.09%
Media/Telecommunications	17.75%
Metals/Minerals	0.87%
Retail	5.49%
Service	12.88%
Transportation	5.12%
Utility	2.39%
Short-Term Investments	8.06%
Total	100.00%

*	A sector may comprise several industries.

86

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.95%
Omnicom Group, Inc.	2.77%
Barrick Gold Corp.	2.35%
State Street Corp.	2.27%
Amgen, Inc.	2.24%
Ford Motor Co.	2.05%
Air Products & Chemicals, Inc.	1.96%
Anadarko Petroleum Corp.	1.89%
UnitedHealth Group, Inc.	1.80%
Goldman Sachs Group, Inc. (The)	1.76%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.68%
Consumer Staples	2.88%
Energy	16.68%
Financials	19.45%
Health Care	14.50%
Industrials	12.74%
Information Technology	9.67%
Materials	8.79%
Utilities	2.43%
Short-Term Investment	3.18%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Nordstrom, Inc.	1.44%
Limited Brands, Inc.	1.41%
priceline.com, Inc.	1.34%
Concho Resources, Inc.	1.31%
salesforce.com, Inc.	1.30%
Cummins, Inc.	1.29%
Ross Stores, Inc.	1.28%
Monster Worldwide, Inc.	1.26%
Alexion Pharmaceuticals, Inc.	1.24%
Phillips-Van Heusen Corp.	1.24%

87

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	24.04%
Consumer Staples	2.31%
Energy	8.61%
Financials	7.99%
Health Care	9.91%
Industrials	15.37%
Information Technology	23.28%
Materials	8.01%
Telecommunication Services	0.48%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Nextel Communications, Inc., 6.875%, 10/31/2010	1.56%
El Paso Corp., 8.05%, 10/15/2030	1.31%
Wind Acquisition Finance SA (Italy), 12.00%, 12/1/2015	1.31%
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.25%
Pinnacle Foods FinanceLLC/ Pinnacle Foods Finance Corp., 10.625%, 4/01/2017	1.11%
Republic of Brazil, 12.50%, 1/5/2016	1.10%
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011), 8/1/2016	1.04%
Hertz Corp. (The), 10.50%, 1/1/2016	1.04%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/2016	1.03%
CIT Group Funding Co. of Delaware LLC, 10.25%, 5/1/2017	1.01%

Holdings by Sector*	% of Investments
Agency	0.00%	**
Automotive	5.56%
Banking	1.48%
Basic Industry	7.27%
Capital Goods	5.52%
Consumer Cyclical	5.18%
Consumer Non-Cyclical	3.44%
Energy	8.87%
Financial Services	4.53%
Foreign Government	1.46%
Healthcare	5.73%
Insurance	2.66%
Media	10.10%
Real Estate	1.12%
Services	16.71%
Technology & Electronics	5.46%
Telecommunications	9.92%
Utility	2.47%
Short-Term Investment	2.52%
Total	100.00%

*	A sector may comprise several industries
**	Amount is less than .01%.

88

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.21%
Anglo American plc	2.13%
Teva Pharmaceutical Industries Ltd. ADR	1.82%
Yara International ASA	1.70%
Vedanta Resources plc	1.65%
Hyundai Mobis	1.62%
Sumitomo Corp.	1.62%
Vodafone Group plc	1.59%
Nestle SA Registered Shares	1.57%
Banco do Brasil SA	1.56%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.55%
Consumer Staples	10.25%
Energy	5.25%
Financials	18.84%
Health Care	5.20%
Industrials	14.96%
Information Technology	7.64%
Materials	11.67%
Telecommunication Services	5.89%
Utilities	5.15%
Short-Term Investment	0.60%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Banco do Brasil SA	1.79%
Kumba Iron Ore Ltd.	1.65%
Vinci SA	1.64%
Sumitomo Corp.	1.63%
Konecranes OYJ	1.63%
Oesterreichische Post AG	1.63%
Stagecoach Group plc	1.61%
Vodafone Group plc	1.59%
Ford Otomotiv Sanayi AS	1.58%
Yellow Media, Inc. Unit	1.58%

89

Investments In Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	10.28%
Consumer Staples	7.57%
Energy	6.92%
Financials	23.72%
Health Care	3.25%
Industrials	15.57%
Information Technology	4.91%
Materials	6.30%
Telecommunication Services	6.96%
Utilities	9.13%
Short-Term Investment	5.39%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Schroders plc	1.76%
Megaworld Corp.	1.74%
Rheinmetall AG	1.59%
Statoil Fuel & Retail ASA	1.51%
Equinox Minerals Ltd.	1.50%
Incitec Pivot Ltd.	1.50%
Dufry Group Registered Shares	1.47%
Dialog Semiconductor plc	1.45%
FP Corp.	1.38%
Wistron Corp.	1.35%

Holdings by Sector*	% of Investments
Consumer Discretionary	25.57%
Consumer Staples	9.82%
Energy	3.71%
Financials	15.63%
Health Care	3.44%
Industrials	18.02%
Information Technology	8.46%
Materials	8.15%
Telecommunication Services	0.63%
Utilities	4.76%
Short-Term Investment	1.81%
Total	100.00%

*	A sector may comprise several industries.

90

Investments In Underlying Funds (unaudited)(continued)

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	6.38%
Google, Inc. Class A	2.78%
Amazon.com, Inc.	1.83%
Exxon Mobil Corp.	1.73%
QUALCOMM, Inc.	1.57%
Las Vegas Sands Corp.	1.53%
Union Pacific Corp.	1.40%
Limited Brands, Inc.	1.38%
Schlumberger, Ltd.	1.31%
Caterpillar, Inc.	1.31%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.06%
Consumer Staples	3.65%
Energy	11.23%
Financials	7.02%
Health Care	8.20%
Industrials	12.95%
Information Technology	27.43%
Materials	6.71%
Telecommunication Services	0.58%
Short-Term Investment	1.17%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 2.375%, 10/31/2014	4.51%
Federal Home Loan Mortgage Corp., 6.00%, TBA	3.962%
U.S. Treasury Note, 1.375%, 1/15/2013	2.193%
Federal Home Loan Mortgage Corp., 5.00%, TBA	1.99%
U.S. Treasury Note, 3.00%, 2/28/2017	1.63%
Federal Home Loan Mortgage Corp., 5.00% TBA	1.61%
U.S. Treasury Note, 1.375%, 11/30/2015	1.44%
Federal National Mortgage Assoc., 6.00%, 10/1/2038	1.37%
Federal National Mortgage Assoc., 5.50%, 1/1/2035	1.34%
Federal National Mortgage Assoc., 5.50%, 7/1/2035	1.16%

91

Investments In Underlying Funds (unaudited)(concluded)

Credit Rating	% of Investments
AAA	49.35%
AA+	1.36%
AA	1.20%
AA-	1.01%
A+	1.71%
A	0.98%
A-	3.68%
BBB+	5.31%
BBB	5.18%
BBB-	6.87%
BB+	2.05%
BB	1.99%
BB-	2.00%
B+	1.86%
B	1.09%
B-	0.52%
NR	2.00%
U.S. Treasury	11.24%
Short-Term Investments	0.60%
Total	100.00%

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Interpublic Group of Cos., Inc. (The)	2.25%
Albemarle Corp.	1.93%
Lazard Ltd. Class A	1.71%
Phillips-Van Heusen Corp.	1.63%
UGI Corp.	1.59%
EnerSys	1.57%
Agnico-Eagle Mines Ltd.	1.57%
Watson Pharmaceuticals, Inc.	1.54%
PerkinElmer, Inc.	1.50%
Fiserv, Inc.	1.50%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.04%
Consumer Staples	2.16%
Energy	8.01%
Financials	15.59%
Health Care	6.85%
Industrials	22.40%
Information Technology	13.59%
Materials	9.39%
Utilities	4.13%
Short-Term Investment	3.84%
Total	100.00%

*	A sector may comprise several industries.

92

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are associated with Lord Abbett and are “interested persons” of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993 and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Avondale, Inc. (1991 - 2005) and Interstate Bakeries Corp. (1991 - 2008).

93

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 to 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm 2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Viacell Inc. (2003 - 2007).

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

94

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2007	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Elizabeth O. MacLean (1966)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 2006 and was formerly a Managing Director/Portfolio Manager at Nomura Corporate Research and Asset Management, Inc. (2000 - 2006).

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2004.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 2003.

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1987.

Stacy P. Allen (1967)	Vice President	Elected in 2009	Partner and Chief Administrative Officer (since 2009), and was formerly a Client Portfolio Manager (2006 - 2008) and Director of Institutional Mutual Funds (2003 - 2006), joined Lord Abbett in 2003.

95

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 1998	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Trust’s Trustees. It is available free upon request.

96

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and the qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
Balanced Strategy Fund	19.24%	37.73%
Diversified Equity Strategy Fund	100.00	100.00
Diversified Income Strategy Fund	7.52	12.03
Growth & Income Strategy Fund	23.97	34.04

97

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by: LORD ABBETT DISTRIBUTOR LLC

Lord Abbett Investment Trust

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Growth & Income Strategy Fund

LASAF-2-1110

(01/11)

2010

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the fiscal year ended November 30, 2010

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

and Lord Abbett Total Return Fund

Annual Report

For the fiscal year ended November 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund for the fiscal year ended November 30, 2010. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

For the fiscal year ended November 30, 2010, the Core Fixed Income Fund returned 6.12%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital U.S. Aggregate Bond Index,1 which returned 6.02% over the same period.

The Total Return Fund returned 7.27%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital U.S. Universal Index,2 which returned 6.77% over the same period.

The Treasury market yield curve maintained its steep slope, as the Federal Reserve kept the Federal funds rate near 0%, which has anchored the front end of the yield curve at very low interest rate levels. Treasury yields fluctuated considerably throughout the 12-month period, as investor sentiment alternated between fears of a double-dip recession

1

and concern that massive monetary stimulus might spark inflation. Corporate spreads versus Treasuries tightened over the same period. Demand for corporate bonds increased as investors continued to reach for yield amid an environment with historically low interest rates.

The most significant factor contributing to both Funds’ performance was an overweight in commercial mortgage-backed securities (CMBS). The CMBS market has been one of the best performing sectors of the bond market during the 12-month period, outperforming both high-yield and investment-grade corporate bonds over the same period. We concentrated on those securities with the highest levels of credit enhancement, and maintained minimal exposure to the more recent vintages (notably 2007 issues) in favor of more seasoned paper.

Investors’ increased willingness to assume credit risk led to outperformance of lower-rated corporate bonds over higher-rated issues. Our holdings in investment-grade corporates helped relative performance, as the Funds concentrated on ‘BBB’ rated bonds, which outperformed higher-rated issues. The Total Return Fund’s position in high-yield corporates detracted from relative performance.

Within the high-yield sector, the Fund favored the more highly rated ‘BB’ and ‘B’ credits, which lagged the returns of lower-rated bonds.

A detractor from relative performance was an overweight in taxable municipal bonds, particularly Build America Bonds (BABs). Our taxable municipal bond holdings underperformed the broader benchmarks, and did not advance to the extent of higher-yielding sectors, such as corporates and CMBS. Expectations for state budget gaps in the coming years, coupled with uncertainty over the extension of the Bush tax cuts and BAB program, remained a concern for investors. Our underweight in agency debentures also detracted from relative performance. This modest drag on performance was more than offset, however, by our significant exposure to the credit sectors such as corporate bonds and CMBS.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

2  The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. The index covers U.S. dollar-denominated, taxable bonds that are related either investment-grade or below investment-grade.

2

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Funds’ returns would have been lower.

The views of the Funds’ management and the portfolio holdings described above are as of November 30, 2010; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds’ prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Core Fixed Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Capital U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2010

	1 Year	5 Years	10 Years	Life of Class
Class A3	3.74%	5.94%	5.92%	–
Class B4	1.31%	5.54%	5.70%	–
Class C5	5.41%	5.72%	5.55%	–
Class F6	6.15%	–	–	7.67%
Class I7	6.37%	6.76%	6.50%	–
Class P7	5.88%	6.28%	6.09%	–
Class R2[8]	5.74%	–	–	7.21%
Class R3[9]	5.84%	–	–	7.30%

Standardized Yield for the Period Ended November 30, 2010

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
2.43%	1.64%	1.74%	2.53%	2.63%	2.18%	2.04%	2.14%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

4

Total Return Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Capital U.S. Universal Index and the Barclays Capital U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2010

	1 Year	5 Years	10 Years	Life of Class
Class A3	4.89%	6.10%	6.16%	–
Class B4	2.43%	5.72%	5.95%	–
Class C5	6.57%	5.88%	5.80%	–
Class F6	7.41%	–	–	7.89%
Class I7	7.52%	6.94%	6.75%	–
Class P7	7.03%	6.46%	6.36%	–
Class R2[8]	6.89%	–	–	7.43%
Class R3[9]	6.99%	–	–	7.52%

Standardized Yield for the Period Ended November 30, 2010

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
3.18%	2.38%	2.50%	3.27%	3.40%	2.92%	2.78%	2.87%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

5

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 through November 30, 2010).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 6/1/10 – 11/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/10	11/30/10	6/1/10 - 11/30/10
Class A
Actual	$1,000.00	$1,037.00	$4.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	$4.41
Class B
Actual	$1,000.00	$1,033.00	$8.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.68	$8.44
Class C
Actual	$1,000.00	$1,032.60	$7.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.22	$7.89
Class F
Actual	$1,000.00	$1,036.60	$3.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.90
Class I
Actual	$1,000.00	$1,038.00	$3.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.40
Class P
Actual	$1,000.00	$1,035.70	$5.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.67
Class R2
Actual	$1,000.00	$1,035.00	$6.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.69	$6.43
Class R3
Actual	$1,000.00	$1,034.60	$5.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.92

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.87% for Class A, 1.67% for Class B, 1.56% for Class C, 0.77% for Class F, 0.67% for Class I, 1.12% for Class P, 1.27% for Class R2 and 1.17% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2010

Sector*	%**	Sector*	%**
Auto	0.63%	Materials and Processing	2.98%
Basic Industry	0.64%	Municipal	3.50%
Consumer Cyclicals	1.03%	Other	0.17%
Consumer Discretionary	0.36%	Producer Durables	0.43%
Consumer Services	0.39%	Technology	1.10%
Consumer Staples	0.50%	Telecommunications	0.31%
Energy	2.46%	Transportation	1.34%
Financial Services	34.05%	U.S. Government	42.34%
Foreign Government	0.74%	Utilities	2.55%
Health Care	0.42%	Short-Term Investments	2.60%
Integrated Oils	1.46%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

7

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/10	11/30/10	6/1/10 - 11/30/10
Class A
Actual	$1,000.00	$1,044.40	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.87	$4.26
Class B
Actual	$1,000.00	$1,041.00	$8.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.85	$8.29
Class C
Actual	$1,000.00	$1,040.90	$7.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.49	$7.64
Class F
Actual	$1,000.00	$1,045.80	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.75
Class I
Actual	$1,000.00	$1,046.40	$3.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.86	$3.24
Class P
Actual	$1,000.00	$1,043.90	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.61	$5.52
Class R2
Actual	$1,000.00	$1,043.30	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.86	$6.28
Class R3
Actual	$1,000.00	$1,043.80	$5.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.37	$5.77

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.84% for Class A, 1.64% for Class B, 1.51% for Class C, 0.74% for Class F, 0.64% for Class I, 1.09% for Class P, 1.24% for Class R2 and 1.14% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2010

Sector*	%**	Sector*	%**
Auto	0.25%	Integrated Oils	1.68%
Basic Industry	0.90%	Materials and Processing	3.89%
Capital Goods	0.19%	Municipal	3.43%
Consumer Cyclicals	1.28%	Other	0.19%
Consumer Discretionary	0.72%	Producer Durables	0.79%
Consumer Non-Cyclical	0.02%	Technology	1.13%
Consumer Services	0.59%	Telecommunications	1.26%
Consumer Staples	0.93%	Transportation	1.71%
Energy	4.43%	U.S. Government	31.95%
Financial Services	35.95%	Utilities	3.50%
Foreign Government	3.22%	Short-Term Investments	0.61%
Health Care	1.38%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

8

Schedule of Investments

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 109.53%

ASSET-BACKED SECURITIES 10.80%

Automobiles 5.44%
Bank of America Auto Trust 2010-2 A2	0.91%		10/15/2012	$2,400	$2,404,141
BMW Vehicle Lease Trust 2009-1 A3	2.91%		3/15/2012	1,199	1,210,502
Capital Auto Receivables Asset Trust 2008-1 A3B	1.253%	#	8/15/2012	1,644	1,647,623
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.103%	#	1/15/2013	1,292	1,296,417
Capital One Prime Auto Receivables Trust 2007-1 A4	0.273%	#	12/15/2012	1,888	1,886,882
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	1,400	1,397,858
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	1,644	1,646,305
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	1,900	1,898,399
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	2,495	2,491,548
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	25	25,151
Ford Credit Auto Owner Trust 2008-B A3B	1.873%	#	5/15/2012	664	666,092
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%		7/15/2012	314	314,632
Harley-Davidson Motorcycle Trust 2009-3 A2	0.94%		4/15/2012	1,330	1,330,277
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%		10/15/2012	1,754	1,756,162
Honda Auto Receivables Owner Trust 2009-3 A2	1.50%		8/15/2011	113	113,252
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	2,206	2,206,630
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	1,317	1,318,029
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	2,368	2,384,143
Volkswagen Auto Lease Trust 2009-A A3	3.41%		4/16/2012	2,098	2,122,354
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	2,661	2,662,448
World Omni Auto Receivables Trust 2007-A A4	0.253%	#	11/15/2012	1,253	1,250,969

Total					32,029,814

Credit Cards 3.23%
Bank of America Credit Card Trust 2008-A5	1.453%	#	12/16/2013	3,500	3,521,964
Cabela’s Master Credit Card Trust 2008-1A A1†	4.31%		12/16/2013	1,435	1,437,140
Cabela’s Master Credit Card Trust 2009-1A A†	2.253%	#	3/16/2015	1,500	1,529,710
Capital One Multi-Asset Execution Trust 2004-A5	0.403%	#	3/17/2014	2,910	2,908,423
Capital One Multi-Asset Execution Trust 2005-A1	0.323%	#	1/15/2015	1,775	1,767,157
Capital One Multi-Asset Execution Trust 2006-A4	0.293%	#	12/16/2013	1,405	1,404,568
Chase Issuance Trust 2006-A1 A	0.293%	#	4/15/2013	2,725	2,724,508
Discover Card Master Trust I 2006-1 A2	0.303%	#	8/16/2013	2,300	2,299,341
GE Capital Credit Card Master Note Trust 2009-1 A	2.353%	#	4/15/2015	1,400	1,428,599

Total					19,021,410

See Notes to Financial Statements.

9

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Home Equity 0.07%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	$470	$445,312

Other 2.06%
CNH Equipment Trust 2007-A A4	0.293%	#	9/17/2012	1,206	1,205,794
Illinois Student Assistance Commission 2010-1 A2	1.337%	#	4/25/2022	1,495	1,501,204
SLM Student Loan Trust 2006-2 A5	0.398%	#	7/25/2025	2,600	2,495,087
SLM Student Loan Trust 2006-6 A1	0.278%	#	10/25/2018	981	979,832
SLM Student Loan Trust 2007-1 A2	0.288%	#	1/25/2016	745	745,113
SLM Student Loan Trust 2008-3 A3	1.288%	#	10/25/2021	1,020	1,030,412
SLM Student Loan Trust 2008-5 A4	1.988%	#	7/25/2023	1,435	1,495,131
SLM Student Loan Trust 2008-7 A1	0.688%	#	10/27/2014	1,822	1,824,319
SLM Student Loan Trust 2008-8 A1	0.788%	#	10/27/2014	865	866,251

Total					12,143,143

Total Asset-Backed Securities (cost $63,676,397)					63,639,679

CORPORATE BONDS 29.37%

Aerospace & Defense 0.07%
Embraer Overseas Ltd. (Brazil)(a)	6.375%		1/15/2020	359	387,720

Air Transportation 0.54%
Continental Airlines, Inc.	4.75%		1/12/2021	462	466,629
Delta Air Lines, Inc.	6.821%		8/10/2022	792	853,643
Southwest Airlines Co.	6.65%		8/1/2022	420	458,736
United Airlines, Inc.	6.636%		7/2/2022	633	650,806
United Airlines, Inc.	9.75%		1/15/2017	666	752,815

Total					3,182,629

Auto Parts: Original Equipment 0.24%
ITC Holdings Corp.†	5.50%		1/15/2020	675	734,463
ITC Holdings Corp.†	5.875%		9/30/2016	580	650,755

Total					1,385,218

Banks: Diversified 4.98%
Banco Internacional del Peru SAA (Peru)†(a)	5.75%		10/7/2020	600	591,000
BanColombia SA (Colombia)(a)	6.125%		7/26/2020	306	312,885
Bank of America Corp.	2.10%		4/30/2012	5,500	5,621,946
Bank of America Corp.	7.375%		5/15/2014	610	682,122
Barclays Bank plc (United Kingdom)†(a)	2.50%		9/21/2015	1,700	1,671,975

See Notes to Financial Statements.

10

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified (continued)
Barclays Bank plc (United Kingdom)(a)	6.75%	5/22/2019	$815	$926,423
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	1,100	1,124,594
Citigroup, Inc.	8.50%	5/22/2019	460	564,157
Credit Suisse AG (Switzerland)(a)	5.40%	1/14/2020	950	987,105
Credit Suisse NY	5.30%	8/13/2019	930	999,319
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	1,800	1,785,420
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	362	392,623
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	1,345	1,382,886
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,369	1,442,510
Morgan Stanley	6.25%	8/28/2017	420	456,539
Silicon Valley Bank	6.05%	6/1/2017	1,350	1,411,736
Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	5,400	5,777,957
Stadshypotek AB (Sweden)†(a)	1.45%	9/30/2013	1,500	1,507,545
Standard Chartered plc (United Kingdom)†(a)	3.85%	4/27/2015	335	347,938
Toronto-Dominion Bank (The) (Canada)†(a)	2.20%	7/29/2015	1,100	1,115,215
Woori Bank (South Korea)†(a)	4.50%	10/7/2015	250	256,685

Total				29,358,580

Banks: Money Center 0.14%
SVB Financial Group	5.375%	9/15/2020	835	835,565

Beverages 0.12%
Anheuser-Busch InBev Worldwide, Inc.†	8.20%	1/15/2039	480	678,160

Biotechnology Research & Production 0.35%
Bio-Rad Laboratories, Inc.	7.50%	8/15/2013	570	578,550
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	1,337	1,467,357

Total				2,045,907

Brokers 0.29%
Raymond James Financial, Inc.	8.60%	8/15/2019	1,431	1,703,686

Building Materials 0.10%
Building Materials Corp. of America†	7.00%	2/15/2020	590	610,650

Business Services 0.25%
Hillenbrand, Inc.	5.50%	7/15/2020	1,420	1,461,025

See Notes to Financial Statements.

11

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Cable Services 0.89%
Comcast Cable Communications LLC	6.75%		1/30/2011	$4,685	$4,729,971
Comcast Corp.	6.40%		3/1/2040	475	509,308

Total					5,239,279

Chemicals 0.72%
Airgas, Inc.	7.125%		10/1/2018	1,046	1,154,523
Dow Chemical Co. (The)	9.40%		5/15/2039	511	721,570
Incitec Pivot Finance LLC†	6.00%		12/10/2019	1,590	1,662,006
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%		4/21/2020	675	710,062

Total					4,248,161

Communications Technology 0.04%
American Tower Corp.	7.25%		5/15/2019	203	238,018

Computer Software 0.63%
BMC Software, Inc.	7.25%		6/1/2018	1,253	1,495,562
Brocade Communications Systems, Inc.	6.625%		1/15/2018	1,140	1,208,400
Brocade Communications Systems, Inc.	6.875%		1/15/2020	575	618,125
Intuit, Inc.	5.75%		3/15/2017	356	398,001

Total					3,720,088

Containers 0.10%
Pactiv Corp.	7.95%		12/15/2025	600	573,325

Copper 0.02%
Southern Copper Corp.	5.375%		4/16/2020	100	104,448

Diversified 0.05%
Voto-Votorantim Ltd.†	6.75%		4/5/2021	300	318,000

Drugs 0.13%
Celgene Corp.	3.95%		10/15/2020	765	760,942

Electric: Power 2.77%
Alta Wind Holdings LLC†	7.00%		6/30/2035	1,125	1,183,115
CenterPoint Energy Houston Electric LLC	5.75%		1/15/2014	2,425	2,722,792
CenterPoint Energy Houston Electric LLC	7.00%		3/1/2014	1,005	1,171,089
Central Maine Power Co.†	5.70%		6/1/2019	1,000	1,082,470
Columbus Southern Power Co.	0.692%	#	3/16/2012	720	721,741
Coso Geothermal Power Holdings LLC†	7.00%		7/15/2026	2,242	2,164,384

See Notes to Financial Statements.

12

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	$1,578	$1,604,174
Entergy Arkansas, Inc.	3.75%	2/15/2021	915	905,780
Entergy Mississippi, Inc.	6.64%	7/1/2019	345	410,019
New York State Electric & Gas Corp.†	6.15%	12/15/2017	962	1,040,517
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,919	2,498,052
Wisconsin Electric Power Co.	5.625%	5/15/2033	750	804,453

Total				16,308,586

Electrical: Household 0.17%
Legrand France SA (France)(a)	8.50%	2/15/2025	840	1,017,946

Electronics: Semi-Conductors/Components 0.50%
Agilent Technologies, Inc.	6.50%	11/1/2017	899	1,029,654
KLA-Tencor Corp.	6.90%	5/1/2018	1,675	1,887,546

Total				2,917,200

Energy Equipment & Services 0.21%
Cameron International Corp.	6.375%	7/15/2018	622	711,898
Kazatomprom (Kazakhstan)†(a)	6.25%	5/20/2015	500	532,950

Total				1,244,848

Fertilizers 0.21%
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	5.25%	5/15/2014	1,130	1,244,362

Financial: Miscellaneous 0.38%
Cie de Financement Foncier (France)†(a)	2.125%	4/22/2013	1,200	1,219,544
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	955	990,190

Total				2,209,734

Financial Services 3.44%
Aon Corp.	5.00%	9/30/2020	450	461,543
BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	300	313,639
BNP Paribas Home Loan Covered Bonds SA (France)†(a)	2.20%	11/2/2015	1,500	1,481,490
CME Group Index Services LLC†	4.40%	3/15/2018	175	180,849
EDP Finance BV (Netherlands)†(a)	4.90%	10/1/2019	500	447,785
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	1,855	1,855,887
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	500	526,794
FMR LLC†	6.45%	11/15/2039	975	960,508
General Electric Capital Corp.	2.00%	9/28/2012	5,700	5,854,567

See Notes to Financial Statements.

13

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services (continued)
General Electric Capital Corp.	6.875%	1/10/2039	$3,719	$4,144,413
Nomura Holdings, Inc. (Japan)(a)	6.70%	3/4/2020	663	729,106
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	417	451,323
Prudential Financial, Inc.	6.20%	11/15/2040	327	335,804
Prudential Financial, Inc.	6.625%	6/21/2040	258	279,990
TD Ameritrade Holding Corp.	5.60%	12/1/2019	950	1,030,597
Vnesheconombank via VEB Finance Ltd. (Russia)†(a)	6.80%	11/22/2025	500	488,750
Waha Aerospace BV (Netherlands)†(a)	3.925%	7/28/2020	200	200,175
Xstrata Finance Canada Ltd. (Canada)†(a)	5.80%	11/15/2016	470	527,923

Total				20,271,143

Industrial Products 0.08%
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	436	484,865

Insurance 0.66%
Aflac, Inc.	6.45%	8/15/2040	233	236,810
Aflac, Inc.	8.50%	5/15/2019	444	559,870
Fidelity National Financial, Inc.	6.60%	5/15/2017	437	446,131
Markel Corp.	7.125%	9/30/2019	1,312	1,476,932
MetLife, Inc.	5.875%	2/6/2041	175	180,639
Validus Holdings Ltd.	8.875%	1/26/2040	448	485,000
Willis North America, Inc.	7.00%	9/29/2019	475	513,032

Total				3,898,414

Investment Management Companies 0.27%
Lazard Group LLC	7.125%	5/15/2015	1,447	1,593,111

Leisure 0.12%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	605	704,611

Lodging 0.15%
Hyatt Hotels Corp.†	6.875%	8/15/2019	535	586,623
Wyndham Worldwide Corp.	7.375%	3/1/2020	280	306,666

Total				893,289

Machinery: Agricultural 0.31%
Lorillard Tobacco Co.	8.125%	6/23/2019	357	409,358
Lorillard Tobacco Co.	8.125%	5/1/2040	1,343	1,421,168

Total				1,830,526

See Notes to Financial Statements.

14

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery: Oil Well Equipment & Services 0.22%
Pride International, Inc.	6.875%	8/15/2020	$270	$287,550
Pride International, Inc.	8.50%	6/15/2019	896	1,025,920

Total				1,313,470

Media 0.44%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	797	828,880
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	1,598	1,783,777

Total				2,612,657

Metals & Minerals: Miscellaneous 1.86%
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	1,566	2,170,374
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	405	406,070
Corporacion Nacional del Cobre de Chile (Chile)†(a)	3.75%	11/4/2020	1,000	980,875
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	1,096	1,225,755
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	1,725	1,676,938
Teck Resources Ltd. (Canada)(a)	10.25%	5/15/2016	626	775,200
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	2,841	3,698,786

Total				10,933,998

Multi-Sector Companies 0.14%
General Electric Co.	5.00%	2/1/2013	750	806,956

Natural Gas 0.43%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	700	877,227
Source Gas LLC†	5.90%	4/1/2017	886	871,241
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	280	281,050
Texas Eastern Transmission LP	7.30%	12/1/2010	500	500,000

Total				2,529,518

Oil 1.38%
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	863	921,036
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	404	483,790
KazMunaiGas National Co. (Kazakhstan)†(a)	7.00%	5/5/2020	200	204,500
LUKOIL International Finance BV (Netherlands)†(a)	6.125%	11/9/2020	200	197,000
Mariner Energy, Inc.	8.00%	5/15/2017	2,037	2,322,667
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	427,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	500	591,433
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	650	619,268

See Notes to Financial Statements.

15

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil (continued)
SEACOR Holdings, Inc.	7.375%	10/1/2019	$1,393	$1,472,286
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	765	893,613

Total				8,132,593

Oil: Crude Producers 0.67%
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	502	599,287
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,840	1,999,491
Southwestern Energy Co.	7.50%	2/1/2018	1,187	1,344,278

Total				3,943,056

Oil: Integrated Domestic 1.16%
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,300	1,288,742
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,083,724
National Fuel Gas Co.	6.50%	4/15/2018	257	286,183
National Fuel Gas Co.	8.75%	5/1/2019	825	1,033,803
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	900	946,309
Questar Gas Co.	7.20%	4/1/2038	350	423,632
Questar Pipeline Co.	5.83%	2/1/2018	150	171,101
Rockies Express Pipeline LLC†	6.85%	7/15/2018	1,185	1,298,630
Weatherford International Ltd.	6.75%	9/15/2040	300	314,068

Total				6,846,192

Oil: Integrated International 0.48%
ENI SpA (Italy)†(a)	5.70%	10/1/2040	2,825	2,841,340

Paper & Forest Products 0.51%
Georgia-Pacific LLC†	8.25%	5/1/2016	1,320	1,465,200
Georgia-Pacific LLC	8.875%	5/15/2031	182	224,770
Plum Creek Timberlands LP	4.70%	3/15/2021	1,350	1,326,838

Total				3,016,808

Railroads 0.26%
Burlington Northern Santa Fe LLC	7.00%	2/1/2014	1,304	1,518,518

Real Estate Investment Trusts 0.39%
AvalonBay Communities, Inc.	3.95%	1/15/2021	665	649,857
Federal Realty Investment Trust	5.90%	4/1/2020	425	468,579
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	915	905,356
Tanger Properties LP	6.15%	11/15/2015	248	275,548

Total				2,299,340

See Notes to Financial Statements.

16

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Steel 0.65%
Allegheny Ludlum Corp.	6.95%	12/15/2025		$165	$176,619
Allegheny Technologies, Inc.	9.375%	6/1/2019		1,834	2,178,662
CSN Islands XII Corp.†	7.00%	—	(b)	200	196,240
Valmont Industries, Inc.	6.625%	4/20/2020		1,254	1,290,020

Total					3,841,541

Telecommunications 0.40%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017		365	404,238
Crown Castle Towers LLC†	3.214%	8/15/2015		300	299,686
Qtel International Finance Ltd.†	4.75%	2/16/2021		200	186,832
Telefonica Emisiones SAU (Spain)(a)	7.045%	6/20/2036		350	376,859
Telefonica Moviles Chile SA (Chile)†(a)	2.875%	11/9/2015		200	196,309
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020		879	876,802

Total					2,340,726

Tobacco 0.44%
Altria Group, Inc.	9.95%	11/10/2038		1,845	2,620,898

Transportation: Miscellaneous 0.71%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020		890	866,336
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.375%	10/6/2020		300	306,000
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017		550	536,250
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020		2,510	2,487,982

Total					4,196,568

Utilities: Electrical 0.30%
IPALCO Enterprises, Inc.†	7.25%	4/1/2016		460	496,800
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017		566	597,104
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019		150	155,049
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036		500	491,115

Total					1,740,068

Total Corporate Bonds (cost $166,995,160)					173,004,283

FOREIGN GOVERNMENT OBLIGATIONS 0.83%

Bahamas 0.09%
Commonwealth of Bahamas†	6.95%	11/20/2029		463	503,716

See Notes to Financial Statements.

17

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Barbados 0.06%
Barbados Government†(a)	7.00%		8/4/2022	$350	$363,724

Bermuda 0.13%
Bermuda Government†	5.603%		7/20/2020	700	751,279

Brazil 0.06%
Federal Republic of Brazil(a)	5.625%		1/7/2041	350	363,125

Cayman Islands 0.09%
Cayman Islands Government†	5.95%		11/24/2019	500	531,926

Lithuania 0.10%
Republic of Lithuania†(a)	6.75%		1/15/2015	550	597,610

Mexico 0.08%
United Mexican States(a)	5.875%		2/17/2014	404	452,985

Panama 0.03%
Republic of Panama(a)	6.70%		1/26/2036	175	204,312

Peru 0.04%
Republic of Peru(a)	6.55%		3/14/2037	200	229,000

Russia 0.15%
Russia Eurobonds†(a)	3.625%		4/29/2015	900	906,300

Total Foreign Government Obligations (cost $4,796,924)					4,903,977

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 4.08%
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	4,500	4,915,478
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	5,482	5,751,319
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	5,637	5,967,403
Federal Home Loan Mortgage Corp. K008 A2	3.531%		6/25/2020	2,000	1,998,670
Federal National Mortgage Assoc. 2005-67 HD	5.50%		12/25/2030	2,283	2,398,858
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	2,850	2,992,350

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $23,291,065)					24,024,078

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.41%
Federal Home Loan Mortgage Corp.(c)	4.50%		TBA	8,900	9,243,487
Federal Home Loan Mortgage Corp.	4.857%	#	5/1/2035	2,450	2,568,054

See Notes to Financial Statements.

18

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	4.943%	#	7/1/2035	$1,291	$1,360,103
Federal Home Loan Mortgage Corp.	5.00%		2/1/2018 -12/1/2018	7,609	8,152,401
Federal Home Loan Mortgage Corp.(c)	5.00%		TBA	10,000	10,615,630
Federal Home Loan Mortgage Corp.	5.054%	#	9/1/2035	3,037	3,239,344
Federal Home Loan Mortgage Corp.(c)	5.50%		TBA	14,000	14,999,684
Federal Home Loan Mortgage Corp.	5.541%	#	6/1/2036	575	603,688
Federal Home Loan Mortgage Corp.	5.696%	#	11/1/2037	1,009	1,073,659
Federal Home Loan Mortgage Corp.	6.00%		10/1/2017	2	1,715
Federal Home Loan Mortgage Corp.(c)	6.00%		TBA	29,300	31,772,187
Federal National Mortgage Assoc.	2.143%	#	10/1/2035	537	557,756
Federal National Mortgage Assoc.	4.91%		4/1/2016	1,423	1,586,725
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 2/1/2038	47,467	51,279,976
Federal National Mortgage Assoc.	5.644%	#	12/1/2036	2,198	2,333,330
Federal National Mortgage Assoc.	5.71%	#	10/1/2038	713	763,693
Federal National Mortgage Assoc.	5.831%	#	10/1/2036	237	251,541
Federal National Mortgage Assoc.	5.891%	#	8/1/2036	278	293,485
Federal National Mortgage Assoc.	6.00%		10/1/2038	7,720	8,449,350
Federal National Mortgage Assoc.	6.053%	#	12/1/2036	329	348,881
Federal National Mortgage Assoc.	6.50%		1/1/2036	196	221,091

Total Government Sponsored Enterprises Pass-Throughs (cost $148,428,010)					149,715,780

MUNICIPAL BONDS 4.17%

Education 0.45%
OH St Univ Gen Rcpts Build America Bds Ser C	4.91%		6/1/2040	660	608,903
Univ of CA Regents Med Ctr Build America Bds	6.548%		5/15/2048	890	894,334
Univ of CA Rev Build America Bds Regent Univ	5.77%		5/15/2043	780	747,373
Univ of MA Bldg Auth Build America Bds	5.45%		11/1/2040	415	390,942

Total					2,641,552

General Obligation 0.23%
CA St Build America Bds(d)	7.60%		11/1/2040	825	853,826
UT St Build America Bds Ser B	3.539%		7/1/2025	555	525,513

Total					1,379,339

See Notes to Financial Statements.

19

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care 0.11%
CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%	5/15/2049	$630	$644,603

Housing 0.15%
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	850	871,726

Other Revenue 0.65%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,245	1,305,831
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	670	674,040
FL Atlantic Univ Fin Corp Cap Impt Rev Build America Bds	7.589%	7/1/2037	400	418,764
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	1,470	1,443,746

Total				3,842,381

Sales Tax 0.40%
New York City NY Transnl Fin Auth Build America Bds	5.508%	8/1/2037	825	805,472
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	1,555	1,550,693

Total				2,356,165

Transportation 1.34%
Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	920	915,391
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	970	952,792
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	160	155,413
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	890	902,834
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	1,470	1,481,319
Los Angeles Cnty CA Metro Transn Auth Build America Bds	5.735%	6/1/2039	925	910,570
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	695	693,339
OH St Hwy Impt Build America Bds Ser M	4.874%	5/1/2024	435	449,459
OH St Hwy Impt Build America Bds Ser M	4.944%	5/1/2025	200	205,692
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	427	443,192
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	720	780,480

Total				7,890,481

See Notes to Financial Statements.

20

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Utilities 0.84%
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%		1/1/2040	$630	$629,956
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%		6/1/2039	440	471,764
Las Vegas NV Vly Wtr Dist Build America Bds Ser A	7.10%		6/1/2039	885	899,063
Muni Elec Auth GA Build America Bds	7.055%		4/1/2057	1,165	1,097,652
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%		6/15/2042	905	933,643
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%		6/15/2042	465	465,739
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%		5/1/2049	415	425,246

Total					4,923,063

Total Municipal Bonds (cost $24,772,771)					24,549,310

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 13.69%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	1,840	1,897,867
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	1,048	1,063,354
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%		7/10/2043	2,171	2,337,561
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	2,005	2,190,115
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%		9/10/2047	235	234,392
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	1,553	1,628,626
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%		7/11/2042	69	69,312
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	1,693	1,720,665
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.298%	#	10/12/2042	2,250	2,456,959
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.679%	#	4/12/2038	984	989,519
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%		10/12/2041	1,480	1,601,775
Commercial Mortgage Pass-Through Certificates 2010-C1 A3†	4.205%		7/10/2046	1,300	1,300,201
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	1,800	1,856,332

See Notes to Financial Statements.

21

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	$1,994	$2,078,491
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%		11/15/2037	457	456,202
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%		8/15/2038	2,269	2,464,466
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%		7/10/2037	950	1,017,574
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%		7/10/2039	1,376	1,386,788
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	1,151	1,162,600
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.514%	#	3/10/2044	1,936	1,938,190
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.514%	#	3/10/2044	1,150	1,257,755
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%		7/10/2039	59	60,128
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%		7/10/2039	685	720,795
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	730	740,588
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	2,535	2,636,573
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.659%	#	5/10/2040	2,100	2,274,924
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%		11/10/2045	994	993,875
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	2,123	2,185,113
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	1,398	1,409,127
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	2,220	2,324,386
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%		7/12/2035	1,500	1,589,250
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	1,613	1,651,959
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	2,175	2,337,953
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.363%	#	12/15/2044	1,350	1,477,228
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%		12/15/2029	573	576,934
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%		2/15/2030	58	58,344
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%		7/12/2034	2,270	2,366,174
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%		7/12/2038	1,053	1,114,024

See Notes to Financial Statements.

22

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.393%	#	11/12/2037	$487	$488,865
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	689	707,972
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%		6/12/2043	1,390	1,487,016
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	483	483,134
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	1,890	1,894,892
Morgan Stanley Capital I 2005-HQ7 A4	5.376%	#	11/14/2042	1,600	1,747,569
Morgan Stanley Capital I 2005-HQ7 AAB	5.353%	#	11/14/2042	1,360	1,432,933
Morgan Stanley Capital I 2006-HQ8 A2	5.374%		3/12/2044	559	559,462
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	1,517	1,519,752
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	6.001%	#	8/12/2045	2,175	2,342,718
NCUA Guaranteed Notes 2010-C1 A2	2.90%		10/29/2020	2,340	2,354,245
NCUA Guaranteed Notes 2010-C1 A-PT	2.65%		10/29/2020	4,960	4,946,021
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%		4/15/2034	355	372,319
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	1,000	1,001,713
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%		8/15/2035	1,305	1,401,629
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.378%	#	10/15/2044	2,060	2,255,525

Total Non-Agency Commercial Mortgage-Backed Securities (cost $78,752,499)					80,621,884

PASS-THROUGH AGENCY 0.68%
Government National Mortgage Assoc.(c) (cost $3,999,328)	4.00%		TBA	3,900	3,999,328

U.S. TREASURY OBLIGATIONS 20.50%
U.S. Treasury Bond	3.875%		8/15/2040	5,593	5,374,526
U.S. Treasury Note	1.375%		1/15/2013	20,840	21,225,873
U.S. Treasury Note	1.375%		11/30/2015	13,241	13,187,215
U.S. Treasury Note	2.375%		10/31/2014	33,182	34,861,839
U.S. Treasury Note	2.625%		11/15/2020	3,493	3,442,243
U.S. Treasury Note	3.00%		2/28/2017	33,937	36,126,989
U.S. Treasury Strips	Zero Coupon		11/15/2027	12,937	6,575,890

Total U.S. Treasury Obligations (cost $118,861,014)					120,794,575

Total Long-Term Investments (cost $633,573,168)					645,252,894

See Notes to Financial Statements.

23

Schedule of Investments (concluded)

CORE FIXED INCOME FUND November 30, 2010

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 2.92%

Repurchase Agreements
Repurchase Agreement dated 11/30/2010, 0.23% due 12/1/2010 with Bank of America Corp. collateralized by $16,869,000 of U.S. Treasury Note at 2.25% due 11/30/2017; value: $16,975,474; proceeds: $16,703,107	$16,703	$16,703,000
Repurchase Agreement dated 11/30/2010, 0.03% due 12/1/2010 with Fixed Income Clearing Corp. collateralized by $525,000 of Federal Home Loan Bank at 0.12% due 8/15/2011; value: $524,344; proceeds: $513,561	514	513,561

Total Short-Term Investments (cost $17,216,561)		17,216,561

Total Investments in Securities 112.45% (cost $650,789,729)		662,469,455

Liabilities in Excess of Cash and Other Assets (12.45%)		(73,344,368)

Net Assets 100.00%		$589,125,087

#	Variable rate security. The interest rate represents the rate in effect at November 30, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Security purchased on a when-issued basis (See Note 2(i)).

See Notes to Financial Statements.

24

Schedule of Investments

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 109.87%

ASSET-BACKED SECURITIES 10.13%

Automobiles 4.35%
Bank of America Auto Trust 2010-2 A2	0.91%		10/15/2012	$8,900	$8,915,357
Capital Auto Receivables Asset Trust 2008-1 A3B	1.253%	#	8/15/2012	2,104	2,108,957
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.103%	#	1/15/2013	4,691	4,709,106
Capital One Prime Auto Receivables Trust 2007-1 A4	0.273%	#	12/15/2012	7,053	7,047,447
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	5,125	5,117,157
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	7,100	7,094,016
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	8,945	8,932,625
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	74	73,975
Ford Credit Auto Owner Trust 2007-B A3B	0.593%	#	11/15/2011	593	592,802
Ford Credit Auto Owner Trust 2009-D A2	1.21%		1/15/2012	1,550	1,550,406
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%		7/15/2012	922	922,638
Harley-Davidson Motorcycle Trust 2009-3 A2	0.94%		4/15/2012	2,870	2,871,027
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	4,209	4,213,371
Hyundai Auto Receivables Trust 2010-A A2	0.86%		11/15/2012	7,280	7,288,148
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	7,773	7,826,029
Nissan Auto Lease Trust 2010-A A2	1.10%		3/15/2013	6,800	6,809,665
Volkswagen Auto Lease Trust 2009-A A3	3.41%		4/16/2012	5,641	5,707,287
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	6,487	6,489,718
World Omni Auto Receivables Trust 2007-A A4	0.253%	#	11/15/2012	4,791	4,783,118

Total					93,052,849

Credit Cards 3.48%
American Express Credit Account Master Trust 2008-1 A	0.703%	#	8/15/2013	4,255	4,257,192
Bank of America Credit Card Trust 2006-A15	0.253%	#	4/15/2014	7,440	7,426,769
Bank of America Credit Card Trust 2007-A2	0.273%	#	6/17/2013	5,990	5,988,660
Cabela’s Master Credit Card Trust 2008-1A A1†	4.31%		12/16/2013	5,345	5,352,971
Cabela’s Master Credit Card Trust 2009-1A A†	2.253%	#	3/16/2015	5,500	5,608,937
Capital One Multi-Asset Execution Trust 2004-A5	0.403%	#	3/17/2014	10,990	10,984,046
Capital One Multi-Asset Execution Trust 2005-A1	0.323%	#	1/15/2015	6,550	6,521,058
Capital One Multi-Asset Execution Trust 2006-A4	0.293%	#	12/16/2013	6,500	6,498,000
Chase Issuance Trust 2006-A1 A	0.293%	#	4/15/2013	7,535	7,533,638

See Notes to Financial Statements.

25

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Credit Cards (continued)
Discover Card Master Trust I 2006-1 A2	0.303%	#	8/16/2013	$9,000	$8,997,423
GE Capital Credit Card Master Note Trust 2009-1 A	2.353%	#	4/15/2015	5,300	5,408,267

Total					74,576,961

Home Equity 0.11%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	2,502	2,369,891

Other 2.19%
CNH Equipment Trust 2007-A A4	0.293%	#	9/17/2012	4,536	4,536,082
Illinois Student Assistance Commission 2010-1 A2	1.337%	#	4/25/2022	5,435	5,457,555
SLM Student Loan Trust 2006-2 A5	0.398%	#	7/25/2025	9,465	9,083,077
SLM Student Loan Trust 2006-3 A3	0.328%	#	4/25/2017	555	554,662
SLM Student Loan Trust 2007-1 A2	0.288%	#	1/25/2016	1,764	1,763,085
SLM Student Loan Trust 2008-1 A1	0.538%	#	7/25/2013	2,743	2,744,065
SLM Student Loan Trust 2008-2 A1	0.588%	#	1/25/2015	5,145	5,147,053
SLM Student Loan Trust 2008-3 A3	1.288%	#	10/25/2021	4,000	4,040,831
SLM Student Loan Trust 2008-5 A4	1.988%	#	7/25/2023	5,644	5,880,499
SLM Student Loan Trust 2008-7 A1	0.688%	#	10/27/2014	4,216	4,220,624
SLM Student Loan Trust 2008-8 A1(a)	0.788%	#	10/27/2014	3,551	3,557,499

Total					46,985,032

Total Asset-Backed Securities (cost $217,122,973)					216,984,733

CORPORATE BONDS 39.37%

Aerospace/Defense 0.05%
Embraer Overseas Ltd. (Brazil)(b)	6.375%		1/15/2020	900	972,000

Air Transportation 0.41%
Continental Airlines, Inc.	4.75%		1/12/2021	1,716	1,733,193
Delta Air Lines, Inc.	6.821%		8/10/2022	1,166	1,256,388
Southwest Airlines Co.	6.65%		8/1/2022	1,562	1,706,694
United Airlines, Inc.	6.636%		7/2/2022	1,216	1,249,834
United Airlines, Inc.	9.75%		1/15/2017	2,570	2,903,715

Total					8,849,824

Apparel 0.14%
Phillips-Van Heusen Corp.	7.75%		11/15/2023	2,800	3,060,646

See Notes to Financial Statements.

26

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Parts: Original Equipment 0.15%
Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018	$1,000	$1,071,250
ITC Holdings Corp.†	5.50%	1/15/2020	1,902	2,069,553

Total				3,140,803

Banks: Diversified 5.60%
Banco Internacional del Peru SAA (Peru)†(b)	5.75%	10/7/2020	1,800	1,773,000
BanColombia SA (Colombia)(b)	6.125%	7/26/2020	1,200	1,227,000
Bank of America Corp.	2.10%	4/30/2012	19,350	19,779,028
Bank of America Corp.	7.375%	5/15/2014	3,300	3,690,169
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	6,780	6,668,232
Barclays Bank plc (United Kingdom)(b)	6.75%	5/22/2019	3,085	3,506,766
BOM Capital plc (Ireland)†(b)	6.699%	3/11/2015	1,830	1,862,025
Canadian Imperial Bank of Commerce (Canada)†(b)	2.00%	2/4/2013	4,200	4,293,903
CIT Group, Inc.	7.00%	5/1/2017	1,693	1,659,140
Citigroup, Inc.	8.50%	5/22/2019	1,725	2,115,588
Corporacion Andina de Fomento (Venezuela)(b)	3.75%	1/15/2016	400	403,832
Credit Suisse AG (Switzerland)(b)	5.40%	1/14/2020	3,650	3,792,562
Credit Suisse NY	5.30%	8/13/2019	3,845	4,131,595
Discover Bank	8.70%	11/18/2019	1,310	1,568,079
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	6,400	6,348,160
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	1,133	1,228,844
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	3,759	3,864,883
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	5,456	5,748,965
Itau Unibanco Holding SA (Brazil)†(b)	6.20%	4/15/2020	2,100	2,211,336
Morgan Stanley	6.25%	8/28/2017	1,885	2,048,991
Regions Financial Corp.	7.75%	11/10/2014	1,042	1,016,794
Silicon Valley Bank	6.05%	6/1/2017	4,760	4,977,675
Societe Financement de l’Economie Francaise (France)†(b)	3.375%	5/5/2014	20,000	21,399,840
Stadshypotek AB (Sweden)†(b)	1.45%	9/30/2013	5,400	5,427,162
Standard Chartered plc (United Kingdom)†(b)	3.85%	4/27/2015	1,390	1,443,683
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%	7/29/2015	4,400	4,460,861
VTB Capital SA (Luxembourg)†(b)	6.875%	5/29/2018	1,380	1,449,000
Woori Bank (South Korea)†(b)	4.50%	10/7/2015	1,800	1,848,134

Total				119,945,247

Banks: Money Center 0.15%
SVB Financial Group	5.375%	9/15/2020	3,209	3,211,173

See Notes to Financial Statements.

27

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverages 0.15%
Anheuser-Busch InBev Worldwide, Inc.†	8.20%	1/15/2039	$1,808	$2,554,402
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	700	738,500

Total				3,292,902

Biotechnology Research & Production 0.66%
Bio-Rad Laboratories, Inc.	7.50%	8/15/2013	2,365	2,400,475
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	5,077	5,572,008
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	1,510	1,778,025
FMC Finance III SA (Luxembourg)(b)	6.875%	7/15/2017	4,150	4,450,875

Total				14,201,383

Broadcasting 0.04%
Allbritton Communications Co.	8.00%	5/15/2018	853	850,868

Brokers 0.38%
Raymond James Financial, Inc.	8.60%	8/15/2019	6,908	8,224,361

Building Materials 0.13%
Building Materials Corp. of America†	7.00%	2/15/2020	1,755	1,816,425
Rearden G Holdings EINS GmbH (Germany)†(b)	7.875%	3/30/2020	950	1,016,500

Total				2,832,925

Business Services 0.28%
Hillenbrand, Inc.	5.50%	7/15/2020	4,350	4,475,676
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	286	295,474
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,070	1,144,900

Total				5,916,050

Cable Services 0.08%
Comcast Corp.	6.40%	3/1/2040	1,692	1,814,206

Chemicals 1.19%
Airgas, Inc.	7.125%	10/1/2018	5,200	5,739,500
Ashland, Inc.	9.125%	6/1/2017	597	688,042
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	2,947	3,094,350
Dow Chemical Co. (The)	9.40%	5/15/2039	1,753	2,475,367
Incitec Pivot Finance LLC†	6.00%	12/10/2019	5,205	5,440,719
Lyondell Chemical Co.	11.00%	5/1/2018	670	748,725

See Notes to Financial Statements.

28

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Chemicals (continued)
Methanex Corp. (Canada)(b)	6.00%		8/15/2015	$2,765	$2,716,234
Mexichem SAB de CV (Mexico)†(b)	8.75%		11/6/2019	1,450	1,689,250
Nova Chemicals Corp. (Canada)(b)	3.568%	#	11/15/2013	607	590,308
Phibro Animal Health Corp.†	9.25%		7/1/2018	714	733,635
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	5.50%		4/21/2020	1,400	1,472,720

Total					25,388,850

Coal 0.41%
Bumi Investment Pte Ltd. (Singapore)†(b)	10.75%		10/6/2017	1,000	1,040,000
Drummond Co., Inc.	7.375%		2/15/2016	4,330	4,438,250
Drummond Co., Inc.†	9.00%		10/15/2014	3,015	3,195,900

Total					8,674,150

Communications & Media 0.08%
Digicel Group Ltd. (Jamaica)†(b)	8.25%		9/1/2017	1,600	1,688,000

Communications Technology 0.06%
American Tower Corp.	7.25%		5/15/2019	1,008	1,181,880

Computer Software 0.57%
BMC Software, Inc.	7.25%		6/1/2018	3,515	4,195,451
Brocade Communications Systems, Inc.	6.625%		1/15/2018	2,845	3,015,700
Brocade Communications Systems, Inc.	6.875%		1/15/2020	2,000	2,150,000
Intuit, Inc.	5.75%		3/15/2017	1,912	2,137,580
JDA Software Group, Inc.†	8.00%		12/15/2014	725	775,750

Total					12,274,481

Construction/Homebuilding 0.12%
Odebrecht Finance Ltd.†	7.00%		4/21/2020	2,300	2,478,250

Consumer Products 0.14%
Scotts Miracle-Gro Co. (The)	7.25%		1/15/2018	2,747	2,898,085

Containers 0.29%
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%		10/15/2020	1,050	1,086,750
Ball Corp.	6.625%		3/15/2018	2,620	2,678,950
Pactiv Corp.	7.95%		12/15/2025	2,631	2,514,031

Total					6,279,731

Copper 0.04%
Southern Copper Corp.	5.375%		4/16/2020	900	940,028

See Notes to Financial Statements.

29

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Data Product, Equipment & Communications 0.03%
Fidelity National Information Services, Inc.†	7.875%		7/15/2020	$690	$740,025

Diversified 0.12%
Voto-Votorantim Ltd.†	6.75%		4/5/2021	2,370	2,512,200

Drugs 0.29%
Celgene Corp.	3.95%		10/15/2020	2,702	2,687,669
Valeant Pharmaceuticals International, Inc. (Canada)†(b)	7.00%		10/1/2020	1,920	1,876,800
Valeant Pharmaceuticals International, Inc. (Canada)†(b)	6.875%		12/1/2018	1,708	1,688,785

Total					6,253,254

Electric: Equipment/Components 0.09%
Enel Finance International SA (Italy)†(b)	6.80%		9/15/2037	1,905	2,007,087

Electric: Power 3.20%
AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%		11/12/2020	1,000	1,025,000
AES Red Oak LLC	8.54%		11/30/2019	2,183	2,204,488
Black Hills Corp.	9.00%		5/15/2014	3,190	3,734,141
CenterPoint Energy Houston Electric LLC	5.75%		1/15/2014	9,050	10,161,349
CenterPoint Energy Houston Electric LLC	7.00%		3/1/2014	3,686	4,295,159
Columbus Southern Power Co.	0.692%	#	3/16/2012	2,830	2,836,843
Coso Geothermal Power Holdings LLC†	7.00%		7/15/2026	8,291	8,003,291
Dubai Electricity & Water Authority (United Arab Emirates)†(b)	8.50%		4/22/2015	2,200	2,290,376
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	3,930	3,995,187
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%		4/26/2017	900	945,000
Elwood Energy LLC	8.159%		7/5/2026	1,479	1,434,516
Entergy Arkansas, Inc.	3.75%		2/15/2021	3,300	3,266,746
Entergy Mississippi, Inc.	6.64%		7/1/2019	2,702	3,211,219
Indiantown Cogeneration LP	9.77%		12/15/2020	3,650	4,026,486
Listrindo Capital BV (Netherlands)†(b)	9.25%		1/29/2015	800	882,645
New York State Electric & Gas Corp.†	6.15%		12/15/2017	1,820	1,968,545
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%		6/1/2016	1,465	1,633,475
NV Energy, Inc.	6.25%		11/15/2020	4,472	4,545,323
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(b)	11.50%		2/12/2015	775	868,000

See Notes to Financial Statements.

30

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)
Texas-New Mexico Power Co.†	9.50%	4/1/2019	$5,460	$7,107,538

Total				68,435,327

Electrical Equipment 0.22%
Public Service Co. of New Mexico	7.95%	5/15/2018	3,038	3,385,714
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	1,150	1,221,875

Total				4,607,589

Electrical: Household 0.25%
Legrand France SA (France)(b)	8.50%	2/15/2025	4,495	5,447,225

Electronics: Semi-Conductors/Components 0.55%
Agilent Technologies, Inc.	6.50%	11/1/2017	3,731	4,273,237
KLA-Tencor Corp.	6.90%	5/1/2018	6,572	7,405,941

Total				11,679,178

Energy Equipment & Services 0.65%
Alta Wind Holdings LLC†	7.00%	6/30/2035	3,395	3,570,379
Cameron International Corp.	6.375%	7/15/2018	2,458	2,813,255
CMS Energy Corp.	8.75%	6/15/2019	1,955	2,349,329
Covanta Holding Corp.	7.25%	12/1/2020	1,130	1,160,186
Kazatomprom (Kazakhstan)†(b)	6.25%	5/20/2015	1,500	1,598,850
NRG Energy, Inc.	7.25%	2/1/2014	2,260	2,310,850

Total				13,802,849

Fertilizers 0.22%
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	5.25%	5/15/2014	4,320	4,757,206

Financial Services 3.98%
Aon Corp.	5.00%	9/30/2020	1,665	1,707,711
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,506,250
BM&FBOVESPA SA (Brazil)†(b)	5.50%	7/16/2020	1,700	1,777,290
BNP Paribas Home Loan Covered Bonds SA (France)†(b)	2.20%	11/2/2015	5,500	5,432,130
CME Group Index Services LLC†	4.40%	3/15/2018	905	935,246
EDP Finance BV (Netherlands)†(b)	4.90%	10/1/2019	1,900	1,701,583
EDP Finance BV (Netherlands)†(b)	6.00%	2/2/2018	7,700	7,703,681
FMR LLC†	6.45%	11/15/2039	3,250	3,201,692
General Electric Capital Corp.	2.00%	9/28/2012	20,000	20,542,340
General Electric Capital Corp.	6.875%	1/10/2039	14,362	16,004,855

See Notes to Financial Statements.

31

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Financial Services (continued)
Nomura Holdings, Inc. (Japan)(b)	6.70%		3/4/2020	$2,735	$3,007,701
Petrobras International Finance Co. (Brazil)(b)	6.875%		1/20/2040	1,598	1,729,530
Pinafore LLC/Pinafore, Inc.†	9.00%		10/1/2018	1,183	1,253,980
Prudential Financial, Inc.	6.20%		11/15/2040	1,048	1,076,217
Prudential Financial, Inc.	6.625%		6/21/2040	1,025	1,112,363
Smurfit Kappa Treasury Funding Ltd. (Ireland)(b)	7.50%		11/20/2025	398	363,175
TD Ameritrade Holding Corp.	5.60%		12/1/2019	3,496	3,792,597
TNK-BP Finance SA (Luxembourg)†(b)	7.50%		7/18/2016	1,200	1,335,000
Vnesheconombank via VEB Finance Ltd. (Russia)†(b)	6.80%		11/22/2025	2,945	2,878,737
Waha Aerospace BV (Netherlands)†(b)	3.925%		7/28/2020	1,000	1,000,873
Woodside Finance Ltd. (Australia)†(b)	8.125%		3/1/2014	3,550	4,146,833
Xstrata Finance Canada Ltd. (Canada)†(b)	5.80%		11/15/2016	1,820	2,044,299

Total					85,254,083

Financial: Miscellaneous 0.51%
Cie de Financement Foncier (France)†(b)	2.125%		4/22/2013	4,400	4,471,663
Ford Motor Credit Co. LLC	5.542%	#	6/15/2011	750	767,812
Ford Motor Credit Co. LLC	8.70%		10/1/2014	825	917,737
JBS Finance II Ltd. (Brazil)†(b)	8.25%		1/29/2018	1,000	1,005,000
NASDAQ OMX Group, Inc. (The)	5.55%		1/15/2020	3,602	3,734,726

Total					10,896,938

Food 0.31%
Arcor (Argentina)†(b)	7.25%		11/9/2017	868	907,060
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%		2/10/2017	2,210	2,331,550
Del Monte Corp.	7.50%		10/15/2019	481	547,138
NBTY, Inc.†	9.00%		10/1/2018	640	675,200
TreeHouse Foods, Inc.	7.75%		3/1/2018	1,925	2,093,437

Total					6,554,385

Gaming 0.02%
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%		10/15/2015	405	391,838

Health Care Products 0.19%
HCA, Inc. PIK	9.625%		11/15/2016	3,731	3,996,834

See Notes to Financial Statements.

32

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Services 0.32%
DaVita, Inc.	6.625%	11/1/2020	$3,188	$3,168,075
Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	655	655,000
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	2,125	2,162,187
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	875	916,563

Total				6,901,825

Hospital Management 0.06%
Universal Health Services, Inc.	7.125%	6/30/2016	1,230	1,351,268

Household Furnishings 0.03%
Sealy Mattress Co.†	10.875%	4/15/2016	508	576,580

Industrial Products 0.10%
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/21/2036	1,998	2,221,926

Insurance 0.77%
Aflac, Inc.	6.45%	8/15/2040	907	921,830
Aflac, Inc.	8.50%	5/15/2019	1,735	2,187,781
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,883	1,922,345
Markel Corp.	7.125%	9/30/2019	5,645	6,354,633
MetLife, Inc.	5.875%	2/6/2041	700	722,558
Validus Holdings Ltd.	8.875%	1/26/2040	1,860	2,013,617
Willis North America, Inc.	7.00%	9/29/2019	2,145	2,316,744

Total				16,439,508

Investment Management Companies 0.16%
Lazard Group LLC	7.125%	5/15/2015	3,130	3,446,052

Leasing 0.19%
International Lease Finance Corp.	5.65%	6/1/2014	1,269	1,237,275
International Lease Finance Corp.†	8.625%	9/15/2015	620	655,650
International Lease Finance Corp.†	8.75%	3/15/2017	2,010	2,120,550

Total				4,013,475

Leisure 0.43%
Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	3,957	4,608,504
NCL Corp. Ltd.†	9.50%	11/15/2018	1,425	1,458,844
Royal Caribbean Cruises Ltd.	6.875%	12/1/2013	345	369,150
Royal Caribbean Cruises Ltd.	7.00%	6/15/2013	205	217,300
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,820	1,847,300

See Notes to Financial Statements.

33

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure (continued)
Speedway Motorsports, Inc.	8.75%	6/1/2016	$565	$610,200

Total				9,111,298

Lodging 0.19%
Hyatt Hotels Corp.†	6.875%	8/15/2019	2,640	2,894,736
Wyndham Worldwide Corp.	7.375%	3/1/2020	1,060	1,160,950

Total				4,055,686

Machinery: Agricultural 0.38%
Lorillard Tobacco Co.	8.125%	6/23/2019	1,644	1,885,112
Lorillard Tobacco Co.	8.125%	5/1/2040	4,902	5,187,316
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	1,100	1,144,000

Total				8,216,428

Machinery: Industrial/Specialty 0.17%
CPM Holdings, Inc.†	10.625%	9/1/2014	1,283	1,366,395
SPX Corp.†	6.875%	9/1/2017	2,120	2,236,600

Total				3,602,995

Machinery: Oil Well Equipment & Services 0.31%
Pride International, Inc.	6.875%	8/15/2020	1,104	1,175,760
Pride International, Inc.	7.875%	8/15/2040	1,300	1,391,000
Pride International, Inc.	8.50%	6/15/2019	3,648	4,176,960

Total				6,743,720

Manufacturing 0.12%
Freedom Group, Inc.†	10.25%	8/1/2015	2,525	2,626,000

Media 0.54%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	3,768	3,918,720
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	4,248	4,741,855
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	1,400	1,631,000
Rainbow National Services LLC†	10.375%	9/1/2014	789	823,519
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	415	422,263

Total				11,537,357

Metals & Minerals: Miscellaneous 2.01%
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	2,415	2,957,209
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	2,898	4,016,440

See Notes to Financial Statements.

34

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals: Miscellaneous (continued)
AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040	$1,663	$1,667,394
Compass Minerals International, Inc.	8.00%	6/1/2019	775	848,625
Corporacion Nacional del Cobre de Chile (Chile)†(b)	3.75%	11/4/2020	3,250	3,187,844
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	4,248	4,750,916
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	6,155	5,983,509
Rain CII Carbon LLC and CII Carbon Corp.†	8.00%	12/1/2018	1,767	1,773,626
Rain CII Carbon LLC and CII Carbon Corp.†	11.125%	11/15/2015	4,225	4,541,875
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	2,711	3,357,137
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	7,582	9,871,241

Total				42,955,816

Natural Gas 0.57%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	3,168	3,970,077
Source Gas LLC†	5.90%	4/1/2017	3,984	3,917,635
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,490,569
Texas Eastern Transmission LP	7.30%	12/1/2010	2,000	2,000,000
Towngas China Co., Ltd. (Hong Kong)(b)	8.25%	9/23/2011	735	772,282

Total				12,150,563

Oil 2.17%
Continental Resources, Inc.†	7.375%	10/1/2020	1,320	1,412,400
Continental Resources, Inc.	8.25%	10/1/2019	2,310	2,575,650
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	3,022	3,223,627
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	1,170	1,401,075
Gaz Capital SA (Luxembourg)†(b)	8.125%	7/31/2014	3,343	3,777,590
KazMunaiGas National Co. (Kazakhstan)†(b)	7.00%	5/5/2020	1,000	1,022,500
LUKOIL International Finance BV (Netherlands)†(b)	6.125%	11/9/2020	400	394,000
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	1,595	1,706,650
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	925	936,562
Mariner Energy, Inc.	11.75%	6/30/2016	2,108	2,624,460
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	4,403	4,689,195
Petroleos de Venezuela SA (Venezuela)(b)	5.25%	4/12/2017	1,350	726,975
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	6.00%	5/8/2022	575	580,750

See Notes to Financial Statements.

35

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil (continued)
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	$1,475	$1,799,500
Precision Drilling Corp. (Canada)†(b)	6.625%	11/15/2020	644	652,050
QEP Resources, Inc.	6.875%	3/1/2021	3,527	3,738,620
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(b)	5.298%	9/30/2020	1,442	1,538,631
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	6.75%	9/30/2019	1,800	2,129,159
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	2,400	2,286,528
SEACOR Holdings, Inc.	7.375%	10/1/2019	6,122	6,470,446
Swift Energy Co.	7.125%	6/1/2017	1,238	1,231,810
Whiting Petroleum Corp.	7.00%	2/1/2014	1,440	1,504,800

Total				46,422,978

Oil: Crude Producers 0.93%
Genesis Energy LP/Genesis Energy Finance Corp.†	7.875%	12/15/2018	1,012	1,005,675
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	1,913	2,283,736
Holly Energy Partners LP/Holly Energy Finance Corp.†	8.25%	3/15/2018	1,935	2,051,100
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,718	6,212,705
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	1,000	1,098,303
NGPL PipeCo LLC†	7.119%	12/15/2017	4,214	4,688,302
Southwestern Energy Co.	7.50%	2/1/2018	2,320	2,627,400

Total				19,967,221

Oil: Integrated Domestic 1.38%
Ferrellgas LP/Ferrellgas Finance Corp.†	6.50%	5/1/2021	782	774,180
Frontier Oil Corp.	6.875%	11/15/2018	1,019	1,039,380
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	4,500	4,461,030
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	3,400	3,684,662
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,528,905
National Fuel Gas Co.	8.75%	5/1/2019	3,452	4,325,680
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	3,400	3,574,947
Questar Pipeline Co.	5.83%	2/1/2018	2,092	2,386,286
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,303	5,811,505
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	785	847,800
Weatherford International Ltd.	6.75%	9/15/2040	1,040	1,088,770

Total				29,523,145

See Notes to Financial Statements.

36

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated International 0.47%
ENI SpA (Italy)†(b)	5.70%	10/1/2040	$10,100	$10,158,418

Paper & Forest Products 0.60%
China Forestry Holdings Ltd. (China)†(b)	7.75%	11/17/2015	1,000	975,000
Clearwater Paper Corp.†	7.125%	11/1/2018	142	145,195
Georgia-Pacific LLC	8.875%	5/15/2031	2,903	3,585,205
Plum Creek Timberlands LP	4.70%	3/15/2021	4,889	4,805,119
Sino-Forest Corp. (Canada)†(b)	6.25%	10/21/2017	1,460	1,434,450
Sino-Forest Corp. (Canada)†(b)	9.125%	8/17/2011	635	655,638
Sino-Forest Corp. (Canada)†(b)	10.25%	7/28/2014	435	488,288
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	765	786,037

Total				12,874,932

Pollution Control 0.06%
Clean Harbors, Inc.	7.625%	8/15/2016	1,152	1,221,120

Railroads 0.27%
Burlington Northern Santa Fe LLC	7.00%	2/1/2014	5,056	5,887,752

Real Estate Investment Trusts 0.60%
AvalonBay Communities, Inc.	3.95%	1/15/2021	2,353	2,299,418
Developers Diversified Realty Corp.	7.875%	9/1/2020	1,378	1,581,878
Federal Realty Investment Trust	5.90%	4/1/2020	1,915	2,111,360
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	2,500	2,473,650
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,493	1,628,575
Kilroy Realty LP	6.625%	6/1/2020	1,200	1,221,972
Tanger Properties LP	6.15%	11/15/2015	1,380	1,533,293

Total				12,850,146

Retail 0.29%
Arcos Dorados BV (Netherlands)†(b)	7.50%	10/1/2019	2,875	3,133,750
DineEquity, Inc.†	9.50%	10/30/2018	2,171	2,257,840
QVC, Inc.†	7.50%	10/1/2019	800	844,000

Total				6,235,590

Retail: Specialty 0.03%
Rent-A-Center, Inc.†	6.625%	11/15/2020	626	619,740

Steel 0.82%
Allegheny Ludlum Corp.	6.95%	12/15/2025	835	893,798

See Notes to Financial Statements.

37

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Steel (continued)
Allegheny Technologies, Inc.	9.375%	6/1/2019		$7,171	$8,518,639
CSN Islands XII Corp.†	7.00%	–	(c)	1,400	1,373,680
Valmont Industries, Inc.	6.625%	4/20/2020		4,796	4,933,760
Valmont Industries, Inc.	6.875%	5/1/2014		1,775	1,819,375

Total					17,539,252

Storage Facilities 0.12%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018		2,500	2,637,500

Telecommunications 1.44%
Angel Lux Common SA (Luxembourg)†(b)	8.875%	5/1/2016		4,175	4,467,250
Atlantic Broadband Finance LLC	9.375%	1/15/2014		1,004	1,026,590
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017		1,800	1,993,500
Crown Castle Towers LLC†	3.214%	8/15/2015		1,200	1,198,745
DigitalGlobe, Inc.	10.50%	5/1/2014		5,239	5,946,265
GeoEye, Inc.	9.625%	10/1/2015		585	658,125
MTS International Funding Ltd. (Ireland)†(b)	8.625%	6/22/2020		400	447,000
NII Capital Corp.	8.875%	12/15/2019		1,360	1,479,000
Qtel International Finance Ltd.†	4.75%	2/16/2021		1,100	1,027,576
Telefonica Emisiones SAU (Spain)(b)	7.045%	6/20/2036		1,175	1,265,171
Telefonica Moviles Chile SA (Chile)†(b)	2.875%	11/9/2015		500	490,772
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020		4,065	4,054,837
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017		2,600	2,645,500
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016		800	874,000
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018		750	740,625
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017		2,350	2,620,250

Total					30,935,206

Tobacco 0.41%
Altria Group, Inc.	9.95%	11/10/2038		6,241	8,865,596

Transportation: Miscellaneous 1.01%
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020		3,323	3,234,645
Kansas City Southern de Mexico SA de CV (Mexico)(b)	7.375%	6/1/2014		3,300	3,473,250
Kazakhstan Temir Zholy Finance BV (Netherlands)†(b)	6.375%	10/6/2020		800	816,000
SCF Capital Ltd. (Ireland)†(b)	5.375%	10/27/2017		2,700	2,632,500

See Notes to Financial Statements.

38

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tobacco (continued)
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	$1,885	$1,917,988
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	9,550	9,466,227

Total				21,540,610

Utilities: Electrical 0.67%
Calpine Corp.†	7.50%	2/15/2021	2,342	2,312,725
IPALCO Enterprises, Inc.†	7.25%	4/1/2016	2,290	2,473,200
IPALCO Enterprises, Inc.	8.625%	11/14/2011	1,865	1,967,575
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	1,600	1,653,408
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.165%	10/25/2017	1,792	1,890,478
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.25%	9/16/2019	700	723,560
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.50%	10/27/2036	3,485	3,423,071

Total				14,444,017

Total Corporate Bonds (cost $805,800,707)				843,125,581

FLOATING RATE LOANS(d) 0.42%

Automotive 0.01%
Viking Acquisition Term Loan	6.00%	11/5/2016	240	240,900

Business Services 0.06%
Alliance Laundry Systems LLC Term Loan B	6.25%	9/23/2016	1,219	1,234,492

Diversified 0.09%
New Development Holdings, Inc. Term Loan	7.00%	7/3/2017	2,005	2,044,160

Leisure 0.04%
Leslie Poolmart, Inc. Term Loan B	6.00%	11/24/2017	800	806,250

Restaurants 0.01%
Dunkin’ Brands, Inc. Term Loan B	5.75%	11/18/2017	150	151,641

Retail 0.02%
Gymboree Corp. Term Loan	5.50%	11/16/2017	435	437,369

Retail: Specialty 0.11%
Bass Pro Group LLC Term Loan	5.00% - 5.75%	4/9/2015	2,000	2,013,126

See Notes to Financial Statements.

39

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Retail: Specialty (continued)
Green Mountain Coffee Roasters, Inc. Term Loan B	5.50%	11/23/2016		$400	$402,750

Total					2,415,876

Services 0.07%
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016		1,600	1,616,000

Telecommunications 0.01%
Atlantic Broadband Finance LLC Tranche B Term Loan	5.75%	11/8/2015		144	144,900

Total Floating Rate Loans (cost $9,049,736)					9,091,588

FOREIGN BONDS(e) 0.32%

Netherlands 0.08%
New World Resources NV†	7.875%	5/1/2018	EUR	500	655,580
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	750	971,104

Total					1,626,684

Spain 0.07%
INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	1,250	1,517,097

United Kingdom 0.17%
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	300	489,967
R&R Ice Cream Ltd.†	8.375%	11/15/2017	EUR	2,400	3,207,815

Total					3,697,782

Total Foreign Bonds (cost $7,099,306)					6,841,563

FOREIGN GOVERNMENT OBLIGATIONS 3.56%

Argentina 0.31%
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		$1,405	1,412,025
Provincia de Cordoba†(b)	12.375%	8/17/2017		1,550	1,573,250
Republic of Argentina(b)	8.28%	12/31/2033		3,984	3,565,902

Total					6,551,177

Bahamas 0.10%
Commonwealth of Bahamas†	6.95%	11/20/2029		1,943	2,113,865

Barbados 0.05%
Barbados Government†(b)	7.00%	8/4/2022		1,125	1,169,112

See Notes to Financial Statements.

40

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Belize 0.05%
Belize Government (8.50% after 2/20/2012)†(b)	6.00%	2/20/2029	$1,331	$1,177,935

Bermuda 0.12%
Bermuda Government†	5.603%	7/20/2020	2,350	2,522,152

Brazil 0.15%
Federal Republic of Brazil(b)	5.625%	1/7/2041	1,850	1,919,375
Federal Republic of Brazil(b)	7.125%	1/20/2037	450	556,875
Federal Republic of Brazil(b)	8.25%	1/20/2034	600	828,000

Total				3,304,250

Cayman Islands 0.13%
Cayman Islands Government†	5.95%	11/24/2019	2,520	2,680,910

Colombia 0.04%
Republic of Colombia(b)	6.125%	1/18/2041	867	927,690

Dominican Republic 0.19%
Dominican Republic†(b)	7.50%	5/6/2021	1,450	1,602,395
Dominican Republic†(b)	9.04%	1/23/2018	2,034	2,389,985

Total				3,992,380

El Salvador 0.10%
Republic of El Salvador†(b)	7.375%	12/1/2019	2,000	2,230,000

Ghana 0.10%
Republic of Ghana†(b)	8.50%	10/4/2017	1,800	2,052,000

Indonesia 0.10%
Republic of Indonesia†(b)	8.50%	10/12/2035	1,250	1,718,750
Republic of Indonesia†(b)	11.625%	3/4/2019	300	458,250

Total				2,177,000

Ivory Coast 0.03%
Ivory Coast Government (3.75% after 12/31/2011)†(b)	2.50%	12/31/2032	1,100	654,500

Lithuania 0.16%
Republic of Lithuania†(b)	6.75%	1/15/2015	3,075	3,341,181

See Notes to Financial Statements.

41

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mexico 0.18%
United Mexican States(b)	5.875%	2/17/2014	$3,096	$3,471,390
United Mexican States(b)	5.95%	3/19/2019	400	461,000

Total				3,932,390

Panama 0.05%
Republic of Panama(b)	6.70%	1/26/2036	636	742,530
Republic of Panama(b)	7.25%	3/15/2015	220	258,500

Total				1,001,030

Peru 0.05%
Republic of Peru(b)	6.55%	3/14/2037	977	1,118,665

Russia 1.07%
Russia Eurobonds†(b)	3.625%	4/29/2015	3,110	3,131,770
Russia Eurobonds†(b)	5.00%	4/29/2020	8,800	8,817,600
Russia Eurobonds†(b)	7.50%	3/31/2030	9,401	10,881,750

Total				22,831,120

Sri Lanka 0.11%
Republic of Sri Lanka†(b)	6.25%	10/4/2020	2,350	2,432,250

Turkey 0.14%
Republic of Turkey(b)	5.625%	3/30/2021	2,071	2,247,035
Republic of Turkey(b)	11.875%	1/15/2030	391	686,205

Total				2,933,240

Ukraine 0.17%
Ukraine Government†(b)	6.58%	11/21/2016	1,500	1,447,500
Ukraine Government†(b)	7.75%	9/23/2020	2,250	2,193,750

Total				3,641,250

Venezuela 0.16%
Republic of Venezuela(b)	8.50%	10/8/2014	2,800	2,296,000
Republic of Venezuela(b)	9.375%	1/13/2034	1,844	1,184,770

Total				3,480,770

Total Foreign Government Obligations (cost $71,637,619)				76,264,867

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 4.12%
Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	16,670	18,209,114
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	21,400	22,451,337

See Notes to Financial Statements.

42

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	$20,400		$21,595,711
Federal Home Loan Mortgage Corp. K008 A2	3.531%		6/25/2020	7,300		7,295,146
Federal National Mortgage Assoc. 2005-14 OP	4.50%		10/25/2028	6,406		6,592,888
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	11,500		12,074,393

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $85,679,551)						88,218,589

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.32%
Federal Home Loan Mortgage Corp.(f)	4.50%		TBA	18,000		18,694,692
Federal Home Loan Mortgage Corp.	4.857%	#	5/1/2035	9,619		10,080,814
Federal Home Loan Mortgage Corp.	4.943%	#	7/1/2035	4,305		4,535,121
Federal Home Loan Mortgage Corp.	5.00%		11/1/2018 - 12/1/2018	22,632		24,252,600
Federal Home Loan Mortgage Corp.(f)	5.00%		TBA	36,000		38,216,268
Federal Home Loan Mortgage Corp.(f)	5.50%		TBA	44,000		47,141,864
Federal Home Loan Mortgage Corp.	5.541%	#	6/1/2036	10,298		10,804,228
Federal Home Loan Mortgage Corp.	6.00%		3/1/2016 - 4/1/2016	17		18,834
Federal Home Loan Mortgage Corp.(f)	6.00%		TBA	86,400		93,690,000
Federal Home Loan Mortgage Corp.	7.00%		8/1/2032	–	(g)	132
Federal National Mortgage Assoc.	2.143%	#	10/1/2035	3,916		4,065,248
Federal National Mortgage Assoc.	4.91%		4/1/2016	5,596		6,237,471
Federal National Mortgage Assoc.	5.50%		7/1/2034 - 8/1/2037	133,400		144,213,818
Federal National Mortgage Assoc.	5.644%	#	12/1/2036	7,996		8,488,094
Federal National Mortgage Assoc.	5.71%	#	10/1/2038	3,513		3,761,859
Federal National Mortgage Assoc.	5.831%	#	10/1/2036	2,363		2,508,032
Federal National Mortgage Assoc.	5.891%	#	8/1/2036	3,942		4,162,871
Federal National Mortgage Assoc.	6.00%		10/1/2038	29,575		32,370,665
Federal National Mortgage Assoc.	6.053%	#	12/1/2036	3,253		3,449,752

Total Government Sponsored Enterprises Pass-Throughs (cost $451,909,608)						456,692,363

MUNICIPAL BONDS 3.96%

Education 0.38%
OH St Univ Gen Rcpts Build America Bds Ser C	4.91%		6/1/2040	1,640		1,513,031
Univ of CA Regents Med Ctr Build America Bds	6.548%		5/15/2048	3,350		3,366,315
Univ of CA Rev Build America Bds Regents Univ	5.77%		5/15/2043	2,880		2,759,530

See Notes to Financial Statements.

43

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Education (continued)
Univ of MA Bldg Auth Pj Build America Bds	5.45%	11/1/2040	$575	$541,667

Total				8,180,543

General Obligation 0.23%
CA St Build America Bds(h)	7.60%	11/1/2040	2,925	3,027,200
UT St Build America Bds Ser B	3.539%	7/1/2025	2,100	1,988,427

Total				5,015,627

Health Care 0.12%
CA Infrastr & Econ Dev Bk Build America Bds	6.486%	5/15/2049	2,580	2,639,804

Housing 0.19%
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	3,885	3,984,301

Other Revenue 0.48%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	2,280	2,391,401
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	1,165	1,172,025
FL Atlantic Univ Fin Corp Cap Impt Rev Build America Bds	7.589%	7/1/2037	1,640	1,716,932
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	5,020	4,930,343

Total				10,210,701

Sales Tax 0.45%
New York City NY Transnl Fin Auth Build America Bds	5.508%	8/1/2037	3,085	3,011,978
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	6,734	6,715,347

Total				9,727,325

Transportation 1.27%
Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	3,705	3,686,438
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	3,485	3,423,176
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	610	592,511
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	2,565	2,601,987
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	4,050	4,081,185

See Notes to Financial Statements.

44

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation (continued)
Los Angeles Cnty CA Metro Transn Auth Build America Bds	5.735%	6/1/2039	$3,500	$3,445,400
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	2,770	2,763,380
OH St Hwy Impt Build America Bds Ser M	4.874%	5/1/2024	1,805	1,864,998
OH St Hwy Impt Build America Bds Ser M	4.944%	5/1/2025	1,105	1,136,448
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	1,794	1,862,029
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	1,595	1,728,980

Total				27,186,532

Utilities 0.84%
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	2,595	2,594,818
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%	6/1/2039	540	578,983
Las Vegas NV Vly Wtr Dist Build America Bds Ser A	7.10%	6/1/2039	3,010	3,057,829
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	4,910	4,626,153
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	3,390	3,497,293
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	1,740	1,742,767
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	1,740	1,782,960

Total				17,880,803

Total Municipal Bonds (cost $85,284,299)				84,825,636

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 13.69%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	4,618	4,763,235
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	3,424	3,472,627
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%	3/11/2041	579	584,425
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	7,465	8,036,797
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	7,177	7,839,629
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	871	870,716

See Notes to Financial Statements.

45

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	$5,701	$5,976,799
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%		7/11/2042	114	114,860
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	3,235	3,288,477
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.298%	#	10/12/2042	7,845	8,566,597
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	4,677	4,714,289
Commercial Mortgage Pass-Through Certificates 2010-C1 A3†	4.205%		7/10/2046	4,800	4,800,743
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	12,950	13,353,559
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	7,203	7,508,210
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%		7/15/2037	3,198	3,329,355
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%		8/15/2038	7,945	8,629,432
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%		7/10/2037	6,300	6,748,121
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%		7/10/2039	129	129,593
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	2,878	2,906,501
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.454%	#	3/10/2044	502	501,367
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.514%	#	3/10/2044	5,915	5,921,692
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.514%	#	3/10/2044	7,590	8,301,184
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%		7/10/2039	4,313	4,538,380
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	4,239	4,301,107
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	7,945	8,263,342
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.659%	#	5/10/2040	10,370	11,233,790
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%		11/10/2045	2,258	2,256,681

See Notes to Financial Statements.

46

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%		7/5/2035	$16	$15,779
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	8,204	8,442,482
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	4,328	4,360,688
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	8,275	8,664,097
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	3,792	3,884,088
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	7,725	8,303,765
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.363%	#	12/15/2044	5,000	5,471,216
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.986%	#	6/15/2049	3,700	3,855,763
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%		12/15/2030	3,780	3,902,258
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%		12/15/2029	1,414	1,424,527
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%		2/15/2030	121	121,190
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%		7/15/2030	106	106,375
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	4,428	4,493,360
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%		7/12/2038	4,862	5,141,647
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	2,300	2,364,711
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%		6/12/2043	5,050	5,402,467
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	2,388	2,386,407
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	9,148	9,172,461
Morgan Stanley Capital I 2003-IQ4 A1	3.27%		5/15/2040	264	264,169
Morgan Stanley Capital I 2005-HQ7 A4	5.376%	#	11/14/2042	7,750	8,464,785
Morgan Stanley Capital I 2005-HQ7 AAB	5.353%	#	11/14/2042	5,000	5,268,134
Morgan Stanley Capital I 2006-HQ8 A2	5.374%		3/12/2044	2,967	2,970,118
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	3,951	3,958,758
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%		11/13/2036	72	71,850
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	6.001%	#	8/12/2045	8,000	8,616,892
NCUA Guaranteed Notes 2010-C1 A2	2.90%		10/29/2020	8,550	8,602,047
NCUA Guaranteed Notes 2010-C1 A-PT	2.65%		10/29/2020	18,210	18,158,677
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%		4/15/2034	1,540	1,615,131

See Notes to Financial Statements.

47

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	$4,152		$4,159,493
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%		8/15/2035	3,825		4,108,222
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.378%	#	10/15/2044	7,600		8,321,355
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%		12/15/2044	94		93,878

Total Non-Agency Commercial Mortgage-Backed Securities (cost $287,114,167)						293,138,298

PASS-THROUGH AGENCIES 0.55%
Government National Mortgage Assoc.(f)	4.00%		TBA	11,570		11,864,674
Government National Mortgage Assoc.	12.00%		8/15/2013	–	(g)	36

Total Pass-Through Agencies (cost $11,864,699)						11,864,710

U.S. TREASURY OBLIGATIONS 12.43%
U.S. Treasury Bond	3.875%		8/15/2040	12,730		12,232,741
U.S. Treasury Note	1.375%		1/15/2013	50,892		51,834,316
U.S. Treasury Note	1.375%		11/30/2015	34,165		34,026,222
U.S. Treasury Note	2.375%		10/31/2014	101,689		106,837,006
U.S. Treasury Note	2.625%		11/15/2020	6,536		6,441,025
U.S. Treasury Note	3.00%		2/28/2017	36,189		38,524,312
U.S. Treasury Strips	Zero Coupon		11/15/2027	32,080		16,306,296

Total U.S. Treasury Obligations (cost $262,156,898)						266,201,918

Total Long-Term Investments (cost $2,294,719,563)						2,353,249,846

SHORT-TERM INVESTMENTS 0.67%

Repurchase Agreements
Repurchase Agreement dated 11/30/2010, 0.23% due 12/1/2010 with Bank of America Corp. collateralized by $5,143,000 of U.S. Treasury Note at 2.25% due 11/30/2017; value: $5,175,462; proceeds: $5,092,033				5,092		5,092,000

See Notes to Financial Statements.

48

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Repurchase Agreements (continued)
Repurchase Agreement dated 11/30/2010, 0.03% due 12/1/2010 with Fixed Income Clearing Corp. collateralized by $9,470,000 of Federal Home Loan Bank at 0.12% due 8/15/2011; value: $9,458,163; proceeds: $9,268,670			$9,269	$9,268,663

Total Short-Term Investments (cost $14,360,663)				14,360,663

Total Investments in Securities 110.54% (cost $2,309,080,226)				2,367,610,509

Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (10.54%)				(225,783,593)

Net Assets 100.00%				$2,141,826,916

EUR	euro.
GBP	British pound.
PIK	Payment-in-Kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2010.
Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2010.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect November 30, 2010.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Amount is less than $1,000.
(h)	Securities purchased on a when-issued basis (See Note 2(i)).
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation on open futures contracts and forward foreign currency exchange contracts as follows:

Open Futures Contracts at November 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2011	325	Long	$38,951,758	$151,359

See Notes to Financial Statements.

49

Schedule of Investments (concluded)

TOTAL RETURN FUND November 30, 2010

Open Forward Foreign Currency Exchange Contracts at November 30, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
British pound	Sell	UBS AG	12/15/2010	300,000	$462,171	$466,596	$(4,425)
euro	Sell	Goldman Sachs	1/13/2011	1,234,313	1,718,101	1,601,969	116,132
euro	Sell	Goldman Sachs	1/24/2011	500,000	694,690	648,901	45,789
euro	Sell	UBS AG	2/1/2011	744,533	1,032,473	966,222	66,251
euro	Sell	Goldman Sachs	2/2/2011	2,444,375	3,391,033	3,172,189	218,844

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$442,591

See Notes to Financial Statements.

50

Statements of Assets and Liabilities

November 30, 2010

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$650,789,729	$2,309,080,226
Investments in securities, at value	$662,469,455	$2,367,610,509
Cash	–	1,110,042
Foreign cash, at value (cost $0 and $715,059, respectively)	–	662,817
Receivables:
Investment securities sold	14,010,850	53,936,219
Interest	4,235,416	18,206,556
Capital shares sold	2,750,478	10,310,326
Variation margin	–	58,446
From advisor (See Note 3)	7,007	–
Unrealized appreciation on forward foreign currency exchange contracts	–	447,016
Prepaid expenses and other assets	61,536	112,179
Total assets	683,534,742	2,452,454,110
LIABILITIES:
Payables:
To bank	96,739	–
Investment securities purchased	91,027,626	289,375,398
Capital shares reacquired	1,130,151	12,428,249
Management fee	219,398	744,064
12b-1 distribution fees	199,083	422,452
Fund administration	19,502	70,946
Trustees’ fees	29,123	108,474
To affiliate (See Note 3)	–	3,913
Unrealized depreciation on forward foreign currency exchange contracts	–	4,425
Distributions payable	1,537,977	7,022,982
Accrued expenses and other liabilities	150,056	446,291
Total liabilities	94,409,655	310,627,194
NET ASSETS	$589,125,087	$2,141,826,916
COMPOSITION OF NET ASSETS:
Paid-in capital	$557,397,410	$2,001,525,760
Distributions in excess of net investment income	(40,304)	(180,221)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions and TBA sale commitments	20,088,255	81,364,179
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	11,679,726	59,117,198
Net Assets	$589,125,087	$2,141,826,916

See Notes to Financial Statements.

51

Statements of Assets and Liabilities (concluded)

November 30, 2010

	Core Fixed Income Fund	Total Return Fund

Net assets by class:
Class A Shares	$339,580,519	$718,778,062
Class B Shares	$23,487,458	$44,152,684
Class C Shares	$114,561,399	$187,547,996
Class F Shares	$71,705,171	$1,115,780,728
Class I Shares	$22,650,606	$32,219,668
Class P Shares	$1,735,787	$15,068,442
Class R2 Shares	$1,199,151	$2,856,107
Class R3 Shares	$14,204,996	$25,423,229
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	29,819,194	63,823,397
Class B Shares	2,068,137	3,924,834
Class C Shares	10,101,218	16,667,376
Class F Shares	6,298,948	99,109,649
Class I Shares	1,989,512	2,856,466
Class P Shares	151,883	1,332,485
Class R2 Shares	105,303	253,693
Class R3 Shares	1,247,165	2,258,122
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.39	$11.26
Class A shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.65	$11.52
Class B Shares-Net asset value	$11.36	$11.25
Class C Shares-Net asset value	$11.34	$11.25
Class F Shares-Net asset value	$11.38	$11.26
Class I Shares-Net asset value	$11.39	$11.28
Class P Shares-Net asset value	$11.43	$11.31
Class R2 Shares-Net asset value	$11.39	$11.26
Class R3 Shares-Net asset value	$11.39	$11.26

See Notes to Financial Statements.

52

Statements of Operations

For the Year Ended November 30, 2010

	Core Fixed Income Fund	Total Return Fund
Investment income:
Interest and other	$18,329,369	$86,081,086
Total investment income	18,329,369	86,081,086
Expenses:
Management fee	2,305,494	8,517,180
12b-1 distribution plan-Class A	676,800	1,573,527
12b-1 distribution plan-Class B	261,493	478,209
12b-1 distribution plan-Class C	963,729	1,609,251
12b-1 distribution plan-Class F	52,515	1,008,132
12b-1 distribution plan-Class P	8,452	88,834
12b-1 distribution plan-Class R2	4,697	13,551
12b-1 distribution plan-Class R3	54,927	82,838
Shareholder servicing	635,451	2,646,655
Professional	52,774	63,851
Reports to shareholders	53,888	254,050
Fund administration	204,933	804,604
Custody	18,579	49,151
Trustees’ fees	17,998	70,665
Registration	149,748	360,469
Subsidy (See Note 3)	–	42,275
Other	15,152	46,931
Gross expenses	5,476,630	17,710,173
Expense reductions (See Note 7)	(653)	(2,524)
Management fee waived (See Note 3)	(95,547)	(274,281)
Net expenses	5,380,430	17,433,368
Net investment income	12,948,939	68,647,718
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments	23,642,427	93,926,707
Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments	(7,212,838)	(20,280,817)
Net realized and unrealized gain	16,429,589	73,645,890
Net Increase in Net Assets Resulting From Operations	$29,378,528	$142,293,608

See Notes to Financial Statements.

53

Statements of Changes in Net Assets

	Core Fixed Income Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009
Operations:
Net investment income	$12,948,939	$10,280,274
Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments	23,642,427	12,049,374
Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments	(7,212,838)	28,923,716
Net increase in net assets resulting from operations	29,378,528	51,253,364
Distributions to shareholders from:
Net investment income
Class A	(10,052,368)	(7,442,766)
Class B	(671,840)	(772,026)
Class C	(2,777,498)	(2,073,917)
Class F	(1,787,278)	(576,017)
Class I	(385,888)	(116,182)
Class P	(58,268)	(64,744)
Class R2	(22,631)	(7,228)
Class R3	(333,527)	(95,519)
Net realized gain
Class A	(5,909,079)	–
Class B	(579,402)	–
Class C	(2,063,311)	–
Class F	(638,318)	–
Class I	(107,198)	–
Class P	(40,715)	–
Class R2	(4,927)	–
Class R3	(168,687)	–
Total distributions to shareholders	(25,600,935)	(11,148,399)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	322,141,034	314,478,754
Reinvestment of distributions	21,013,687	9,024,423
Cost of shares reacquired	(195,824,249)	(104,796,043)
Net increase in net assets resulting from capital share transactions	147,330,472	218,707,134
Net increase in net assets	151,108,065	258,812,099
NET ASSETS:
Beginning of year	$438,017,022	$179,204,923
End of year	$589,125,087	$438,017,022
Distributions in excess of net investment income	$(40,304)	$(88,375)

See Notes to Financial Statements.

54

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009
Operations:
Net investment income	$68,647,718	$53,642,259
Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments	93,926,707	31,470,647
Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments	(20,280,817)	158,405,858
Net increase in net assets resulting from operations	142,293,608	243,518,764
Distributions to shareholders from:
Net investment income
Class A	(27,522,969)	(25,102,798)
Class B	(1,501,780)	(1,681,691)
Class C	(5,872,901)	(5,462,327)
Class F	(40,880,616)	(20,325,869)
Class I	(1,507,390)	(3,046,839)
Class P	(740,079)	(1,025,473)
Class R2	(80,674)	(31,226)
Class R3	(603,591)	(184,598)
Net realized gain
Class A	(6,327,783)	–
Class B	(457,656)	–
Class C	(1,609,190)	–
Class F	(8,053,829)	–
Class I	(282,053)	–
Class P	(251,353)	–
Class R2	(18,867)	–
Class R3	(81,389)	–
Total distributions to shareholders	(95,792,120)	(56,860,821)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	746,423,688	1,142,166,617
Reinvestment of distributions	86,042,366	49,762,930
Cost of shares reacquired	(547,218,963)	(505,968,284)
Net increase in net assets resulting from capital share transactions	285,247,091	685,961,263
Net increase in net assets	331,748,579	872,619,206
NET ASSETS:
Beginning of year	$1,810,078,337	$937,459,131
End of year	$2,141,826,916	$1,810,078,337
Distributions in excess of net investment income	$(180,221)	$(240,240)

See Notes to Financial Statements.

55

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.34	$ 9.89	$10.66	$10.58	$10.48

Investment operations:

Net investment income(a)	.30	.38	.46	.47	.45

Net realized and unrealized gain (loss)	.36	1.49	(.74)	.07	.11

Total from investment operations	.66	1.87	(.28)	.54	.56

Distributions to shareholders from:

Net investment income	(.37)	(.42)	(.49)	(.46)	(.46)

Net realized gain	(.24)	–	–	–	–

Total distributions	(.61)	(.42)	(.49)	(.46)	(.46)

Net asset value, end of year	$11.39	$11.34	$ 9.89	$10.66	$10.58

Total Return(b)	6.12%	19.24%	(2.82)%	5.24%	5.47%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88%	.90%	.90%	1.05%	.93%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.88%	.90%	.90%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.90%	1.08%	1.16%	1.38%	1.34%

Net investment income	2.70%	3.55%	4.44%	4.45%	4.36%

Supplemental Data:
Net assets, end of year (000)	$339,581	$273,000	$118,139	$80,992	$58,487

Portfolio turnover rate	590.37%	631.44%	399.63%	337.44%	455.93%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

56

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.31	$ 9.86	$10.63	$10.56	$10.46

Investment operations:

Net investment income(a)	.22	.32	.40	.40	.39

Net realized and unrealized gain (loss)	.36	1.48	(.75)	.06	.10

Total from investment operations	.58	1.80	(.35)	.46	.49

Distributions to shareholders from:

Net investment income	(.29)	(.35)	(.42)	(.39)	(.39)

Net realized gain	(.24)	–	–	–	–

Total distributions	(.53)	(.35)	(.42)	(.39)	(.39)

Net asset value, end of year	$11.36	$11.31	$ 9.86	$10.63	$10.56

Total Return(b)	5.31%	18.41%	(3.36)%	4.48%	4.80%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.65%	1.55%	1.55%	1.70%	1.59%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.65%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.68%	1.73%	1.81%	2.03%	1.99%

Net investment income	1.98%	2.96%	3.81%	3.82%	3.71%

Supplemental Data:
Net assets, end of year (000)	$23,487	$26,996	$17,783	$14,555	$13,697

Portfolio turnover rate	590.37%	631.44%	399.63%	337.44%	455.93%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

57

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.29	$ 9.85	$10.62	$10.54	$10.44

Investment operations:

Net investment income(a)	.23	.31	.40	.40	.38

Net realized and unrealized gain (loss)	.36	1.48	(.75)	.07	.11

Total from investment operations	.59	1.79	(.35)	.47	.49

Distributions to shareholders from:

Net investment income	(.30)	(.35)	(.42)	(.39)	(.39)

Net realized gain	(.24)	–	–	–	–

Total distributions	(.54)	(.35)	(.42)	(.39)	(.39)

Net asset value, end of year	$11.34	$11.29	$ 9.85	$10.62	$10.54

Total Return(b)	5.41%	18.43%	(3.47)%	4.56%	4.80%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.57%	1.55%	1.55%	1.70%	1.58%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.57%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.59%	1.73%	1.81%	2.03%	1.99%

Net investment income	2.02%	2.89%	3.80%	3.79%	3.71%

Supplemental Data:
Net assets, end of year (000)	$114,561	$95,996	$39,144	$28,533	$25,121

Portfolio turnover rate	590.37%	631.44%	399.63%	337.44%	455.93%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

58

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class F Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.34	$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.31	.39	.49	.08

Net realized and unrealized gain (loss)	.36	1.50	(.75)	.16

Total from investment operations	.67	1.89	(.26)	.24

Distributions to shareholders from:

Net investment income	(.39)	(.44)	(.51)	(.08)

Net realized gain	(.24)	–	–	–

Total distributions	(.63)	(.44)	(.51)	(.08)

Net asset value, end of period	$11.38	$11.34	$ 9.89	$10.66

Total Return(c)	6.15%	19.50%	(2.60)%	2.31	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.76%	.65%	.65%	.13	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.76%	.65%	.64%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77%	.83%	.87%	.19	%(d)

Net investment income	2.76%	3.58%	4.74%	.78	%(d)

Supplemental Data:
Net assets, end of period (000)	$71,705	$27,262	$408	$10

Portfolio turnover rate	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

59

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class I Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.34	$ 9.89	$10.66	$10.58	$10.48

Investment operations:

Net investment income(a)	.31	.42	.50	.50	.49

Net realized and unrealized gain (loss)	.38	1.49	(.75)	.07	.10

Total from investment operations	.69	1.91	(.25)	.57	.59

Distributions to shareholders from:

Net investment income	(.40)	(.46)	(.52)	(.49)	(.49)

Net realized gain	(.24)	–	–	–	–

Total distributions	(.64)	(.46)	(.52)	(.49)	(.49)

Net asset value, end of year	$11.39	$11.34	$ 9.89	$10.66	$10.58

Total Return(b)	6.37%	19.65%	(2.48)%	5.58%	5.85%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.66%	.55%	.55%	.68%	.58%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.66%	.55%	.55%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67%	.73%	.81%	1.00%	.99%

Net investment income	2.77%	3.87%	4.80%	4.74%	4.70%

Supplemental Data:
Net assets, end of year (000)	$22,651	$4,978	$1,773	$2,284	$614

Portfolio turnover rate	590.37%	631.44%	399.63%	337.44%	455.93%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

60

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.38	$ 9.92	$10.70	$10.62	$10.52

Investment operations:

Net investment income(a)	.28	.38	.45	.46	.45

Net realized and unrealized gain (loss)	.36	1.49	(.76)	.07	.10

Total from investment operations	.64	1.87	(.31)	.53	.55

Distributions to shareholders from:

Net investment income	(.35)	(.41)	(.47)	(.45)	(.45)

Net realized gain	(.24)	–	–	–	–

Total distributions	(.59)	(.41)	(.47)	(.45)	(.45)

Net asset value, end of year	$11.43	$11.38	$ 9.92	$10.70	$10.62

Total Return(b)	5.88%	19.07%	(2.90)%	5.13%	5.36%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.11%	1.00%	1.00%	1.15%	1.03%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.11%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.13%	1.18%	1.26%	1.48%	1.44%

Net investment income	2.49%	3.52%	4.33%	4.34%	4.27%

Supplemental Data:
Net assets, end of year (000)	$1,736	$1,985	$1,530	$1,113	$1,252

Portfolio turnover rate	590.37%	631.44%	399.63%	337.44%	455.93%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

61

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class R2 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.34	$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.25	.36	.44	.07

Net realized and unrealized gain (loss)	.37	1.48	(.75)	.16

Total from investment operations	.62	1.84	(.31)	.23

Distributions to shareholders from:

Net investment income	(.33)	(.39)	(.46)	(.07)

Net realized gain	(.24)	–	–	–

Total distributions	(.57)	(.39)	(.46)	(.07)

Net asset value, end of period	$11.39	$11.34	$ 9.89	$10.66

Total Return(c)	5.74%	18.96%	(3.02)%	2.23	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.27%	1.15%	1.09%	.20	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.27%	1.15%	1.09%	.19	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.27%	1.33%	1.33%	.26	%(d)

Net investment income	2.22%	3.39%	4.31%	.71	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,199	$213	$171	$10

Portfolio turnover rate	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

62

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class R3 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.34	$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.27	.35	.45	.08

Net realized and unrealized gain (loss)	.36	1.51	(.75)	.16

Total from investment operations	.63	1.86	(.30)	.24

Distributions to shareholders from:

Net investment income	(.34)	(.41)	(.47)	(.08)

Net realized gain	(.24)	–	–	–

Total distributions	(.58)	(.41)	(.47)	(.08)

Net asset value, end of period	$11.39	$11.34	$ 9.89	$10.66

Total Return(c)	5.84%	19.08%	(2.97)%	2.25	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.16%	1.04%	1.04%	.18	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.16%	1.04%	1.04%	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.17%	1.24%	1.29%	.24	%(d)

Net investment income	2.40%	3.22%	4.29%	.73	%(d)

Supplemental Data:
Net assets, end of period (000)	$14,205	$7,587	$257	$10

Portfolio turnover rate	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

63

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.02	$ 9.44	$10.48	$10.44	$10.32

Investment operations:

Net investment income(a)	.38	.44	.49	.46	.44

Net realized and unrealized gain (loss)	.40	1.61	(1.03)	.04	.13

Total from investment operations	.78	2.05	(.54)	.50	.57

Distributions to shareholders from:

Net investment income	(.44)	(.47)	(.50)	(.46)	(.45)

Net realized gain	(.10)	–	–	–	–

Total distributions	(.54)	(.47)	(.50)	(.46)	(.45)

Net asset value, end of year	$11.26	$11.02	$ 9.44	$10.48	$10.44

Total Return(b)	7.27%	22.33%	(5.45)%	4.94%	5.67%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85%	.90%	.90%	1.05%	.93%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.85%	.90%	.90%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.86%	1.04%	1.05%	1.24%	1.16%

Net investment income	3.43%	4.30%	4.97%	4.50%	4.33%

Supplemental Data:
Net assets, end of year (000)	$718,778	$673,307	$467,605	$464,651	$298,212

Portfolio turnover rate	493.81%	597.74%	302.65%	333.35%	468.89%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

64

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.01	$ 9.43	$10.46	$10.43	$10.31

Investment operations:

Net investment income(a)	.29	.38	.42	.40	.38

Net realized and unrealized gain (loss)	.40	1.61	(1.01)	.02	.12

Total from investment operations	.69	1.99	(.59)	.42	.50

Distributions to shareholders from:

Net investment income	(.35)	(.41)	(.44)	(.39)	(.38)

Net realized gain	(.10)	–	–	–	–

Total distributions	(.45)	(.41)	(.44)	(.39)	(.38)

Net asset value, end of year	$11.25	$11.01	$ 9.43	$10.46	$10.43

Total Return(b)	6.43%	21.57%	(5.98)%	4.17%	5.01%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.62%	1.55%	1.55%	1.71%	1.58%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.62%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.64%	1.69%	1.71%	1.89%	1.81%

Net investment income	2.65%	3.67%	4.15%	3.87%	3.70%

Supplemental Data:
Net assets, end of year (000)	$44,153	$48,221	$36,665	$38,089	$35,387

Portfolio turnover rate	493.81%	597.74%	302.65%	333.35%	468.89%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

65

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.01	$ 9.43	$10.47	$10.44	$10.32

Investment operations:

Net investment income(a)	.31	.38	.42	.40	.37

Net realized and unrealized gain (loss)	.39	1.61	(1.02)	.02	.13

Total from investment operations	.70	1.99	(.60)	.42	.50

Distributions to shareholders from:

Net investment income	(.36)	(.41)	(.44)	(.39)	(.38)

Net realized gain	(.10)	–	–	–	–

Total distributions	(.46)	(.41)	(.44)	(.39)	(.38)

Net asset value, end of year	$11.25	$11.01	$ 9.43	$10.47	$10.44

Total Return(b)	6.57%	21.43%	(5.98)%	4.16%	4.98%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.52%	1.55%	1.55%	1.70%	1.58%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.52%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.53%	1.69%	1.70%	1.89%	1.81%

Net investment income	2.76%	3.65%	4.14%	3.84%	3.65%

Supplemental Data:
Net assets, end of year (000)	$187,548	$171,798	$113,387	$115,649	$71,619

Portfolio turnover rate	493.81%	597.74%	302.65%	333.35%	468.89%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

66

Financial Highlights (continued)

TOTAL RETURN FUND

	Class F Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.02	$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.39	.46	.49	.08

Net realized and unrealized gain (loss)	.40	1.63	(1.01)	.12

Total from investment operations	.79	2.09	(.52)	.20

Distributions to shareholders from:

Net investment income	(.45)	(.50)	(.52)	(.08)

Net realized gain	(.10)	–	–	–

Total distributions	(.55)	(.50)	(.52)	(.08)

Net asset value, end of period	$11.26	$11.02	$ 9.43	$10.47

Total Return(c)	7.41%	22.61%	(5.27)%	1.98	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73%	.65%	.64%	.13	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.73%	.65%	.64%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74%	.78%	.78%	.17	%(d)

Net investment income	3.55%	4.38%	5.03%	.81	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,115,781	$850,194	$206,730	$10

Portfolio turnover rate	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

67

Financial Highlights (continued)

TOTAL RETURN FUND

	Class I Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.04	$ 9.45	$10.49	$10.46	$10.34

Investment operations:

Net investment income(a)	.41	.50	.53	.50	.48

Net realized and unrealized gain (loss)	.39	1.60	(1.03)	.03	.13

Total from investment operations	.80	2.10	(.50)	.53	.61

Distributions to shareholders from:

Net investment income	(.46)	(.51)	(.54)	(.50)	(.49)

Net realized gain	(.10)	–	–	–	–

Total distributions	(.56)	(.51)	(.54)	(.50)	(.49)

Net asset value, end of year	$11.28	$11.04	$ 9.45	$10.49	$10.46

Total Return(b)	7.52%	22.72%	(5.01)%	5.21%	6.05%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63%	.55%	.55%	.72%	.58%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.63%	.55%	.55%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64%	.70%	.71%	.90%	.81%

Net investment income	3.65%	4.92%	5.14%	4.86%	4.70%

Supplemental Data:
Net assets, end of year (000)	$32,220	$29,750	$91,558	$170,881	$294,912

Portfolio turnover rate	493.81%	597.74%	302.65%	333.35%	468.89%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

68

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$11.07	$ 9.48	$10.52	$10.49	$10.37

Investment operations:

Net investment income(a)	.36	.44	.48	.46	.44

Net realized and unrealized gain (loss)	.39	1.62	(1.02)	.02	.12

Total from investment operations	.75	2.06	(.54)	.48	.56

Distributions to shareholders from:

Net investment income	(.41)	(.47)	(.50)	(.45)	(.44)

Net realized gain	(.10)	–	–	–	–

Total distributions	(.51)	(.47)	(.50)	(.45)	(.44)

Net asset value, end of year	$11.31	$11.07	$ 9.48	$10.52	$10.49

Total Return(b)	7.03%	22.25%	(5.51)%	4.74%	5.57%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.07%	1.00%	1.00%	1.15%	1.03%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.07%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.09%	1.14%	1.15%	1.34%	1.26%

Net investment income	3.28%	4.22%	4.69%	4.43%	4.25%

Supplemental Data:
Net assets, end of year (000)	$15,068	$27,313	$19,264	$18,513	$9,903

Portfolio turnover rate	493.81%	597.74%	302.65%	333.35%	468.89%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

69

Financial Highlights (continued)

TOTAL RETURN FUND

	Class R2 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.02	$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.34	.41	.47	.08

Net realized and unrealized gain (loss)	.40	1.63	(1.03)	.12

Total from investment operations	.74	2.04	(.56)	.20

Distributions to shareholders from:

Net investment income	(.40)	(.45)	(.48)	(.08)

Net realized gain	(.10)	–	–	–

Total distributions	(.50)	(.45)	(.48)	(.08)

Net asset value, end of period	$11.26	$11.02	$ 9.43	$10.47

Total Return(c)	6.89%	22.04%	(5.56)%	1.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.23%	1.14%	1.05%	.20	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.23%	1.14%	1.05%	.19	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.24%	1.28%	1.20%	.24	%(d)

Net investment income	3.06%	3.89%	4.83%	.74	%(d)

Supplemental Data:
Net assets, end of period (000)	$2,856	$1,611	$176	$10

Portfolio turnover rate	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

70

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class R3 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.02	$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.35	.42	.47	.08

Net realized and unrealized gain (loss)	.40	1.63	(1.02)	.12

Total from investment operations	.75	2.05	(.55)	.20

Distributions to shareholders from:

Net investment income	(.41)	(.46)	(.49)	(.08)

Net realized gain	(.10)	–	–	–

Total distributions	(.51)	(.46)	(.49)	(.08)

Net asset value, end of period	$11.26	$11.02	$ 9.43	$10.47

Total Return(c)	6.99%	22.15%	(5.51)%	1.92	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.13%	1.05%	1.04%	.18	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.13%	1.05%	1.04%	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.14%	1.19%	1.19%	.22	%(d)

Net investment income	3.10%	4.04%	4.69%	.75	%(d)

Supplemental Data:
Net assets, end of period (000)	$25,423	$7,885	$2,075	$10

Portfolio turnover rate	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

71

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of eleven funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. On March 31, 2010, each of the Funds of the Trust no longer made Class B shares available for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of

72

Notes to Financial Statements (continued)

prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended November 30, 2007 through November 30, 2010. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

73

Notes to Financial Statements (continued)

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments on each Fund’s Statement of Operations. As of November 30, 2010, only the Total Return Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of November 30, 2010, only Total Return Fund had open futures contracts.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current

74

Notes to Financial Statements (continued)

market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

75

Notes to Financial Statements (continued)

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of November 30, 2010, the Funds had no unfunded loan commitments.

(n)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

76

Notes to Financial Statements (continued)

The following is a summary of the inputs used as of November 30, 2010 in valuing each Fund’s investments carried at value:

Core Fixed Income Fund					Total Return Fund
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$63,639,679	$–	$63,639,679	$–	$216,984,733	$–	$216,984,733
Corporate Bonds	–	173,004,283	–	173,004,283	–	843,125,581	–	843,125,581
Floating Rate Loans	–	–	–	–	–	9,091,588	–	9,091,588
Foreign Bonds	–	–	–	–	–	6,841,563	–	6,841,563
Foreign Government Obligations	–	4,903,977	–	4,903,977	–	76,264,867	–	76,264,867
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	24,024,078	–	24,024,078	–	88,218,589	–	88,218,589
Government Sponsored Enterprises Pass-Throughs	–	149,715,780	–	149,715,780	–	456,692,363	–	456,692,363
Municipal Bonds	–	24,549,310	–	24,549,310	–	84,825,636	–	84,825,636
Non-Agency Commercial Mortgage-Backed Securities	–	80,621,884	–	80,621,884	–	293,138,298	–	293,138,298
Pass-Through Agencies	–	3,999,328	–	3,999,328	–	11,864,710	–	11,864,710
U.S. Treasury Obligations	–	120,794,575	–	120,794,575	–	266,201,918	–	266,201,918
Repurchase Agreements	–	17,216,561	–	17,216,561	–	14,360,663	–	14,360,663
Total	$–	$662,469,455	$–	$662,469,455	$–	$2,367,610,509	$–	$2,367,610,509
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–	$–	$447,016	$–	$447,016
Liabilities	—	–	–	–	–	(4,425)	–	(4,425)
Futures Contract
Assets	–	–	–	–	151,359	–	–	151,359
Liabilities	–	–	–	–	–	–	–	–
Total	$–	$–	$–	$–	$151,359	$442,591	$–	$593,950

*	See Schedule of Investments for values in each industry

(o)	Disclosures about Derivative Instruments and Hedging Activities–Total Return Fund entered into U.S. Treasury futures contracts during the for the fiscal year ended November 30, 2010 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Total Return Fund entered into forward foreign currency exchange contracts during the fiscal year ended November 30, 2010 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it

77

Notes to Financial Statements (continued)

will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord, Abbett & Co. LLC (“Lord Abbett”) will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Total Return Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

As of year ended November 30, 2010, the Fund’s asset derivatives and liability derivatives are included in the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency exchange contracts and Unrealized depreciation on forward foreign currency exchange contracts, respectively. Net realized gain/(loss) and change in unrealized appreciation/depreciation on forward foreign currency exchange contracts are included in the Statements of Operations under the captions Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments and Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments, respectively.

At November 30, 2010, Total Return Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(1)	$151,359	$–	$151,359
Forward Foreign Currency Exchange Contracts (2)	–	447,016	447,016
Total	$151,359	$447,016	$598,375
Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	$–	$4,425	$4,425
Total	$–	$4,425	$4,425

(1)

Statements of Assets & Liabilities location: Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2)	Statements of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

78

Notes to Financial Statements (continued)

Transactions in derivative instruments during the fiscal year ended November 30, 2010, were as follows:

Total Return Fund
	Interest Rate Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Loss (1)
Futures Contracts	$16,796	$–	$16,796
Forward Foreign Currency Exchange Contracts	$–	$(296,217)	$(296,217)
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$151,359	$–	$151,359
Forward Foreign Currency Exchange Contracts	$–	$470,088	$470,088
Average Number of Contracts/Notional Amount*
Futures Contracts(3)	31	–	31
Forward Foreign Currency Exchange Contracts(4)	$–	$3,204,139	$3,204,139

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended November 30, 2010.
(1)	Statements of Operations location: Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments.
(2)

Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments.

(3)	Amount represents number of contracts.
(4)	Amount represents notional amount in U.S. dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fees are based on average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For Core Fixed Income Fund and Total Return Fund, the effective management fee, net of waivers, was at an annualized rate of .43% and .41%, respectively.

79

Notes to Financial Statements (continued)

Lord Abbett agreed to waive all or a portion of its management fee and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, do not exceed the following rates:

	Rate
Fund	April 1, 2010 – March 31, 2011	February 1, 2010 – March 31, 2010	December 1, 2009 – January 31, 2010
Core Fixed Income Fund	0.70%(1)	0.70%(2)	0.55%(2)
Total Return Fund	–(3)	0.70%(2)	0.55%(2)

(1)	Contractual waiver/reimbursement. May be terminated only upon the approval of the Funds’ Board of Trustees.
(2)	Voluntary waiver/reimbursement.
(3)	Effective April 1, 2010, the voluntary waiver/reimbursement for the Fund was discontinued.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Total Return Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Income Strategy Fund of Lord Abbett Investment Trust (“Diversified Income Strategy Fund”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Diversified Income Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by the Diversified Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of November 30, 2010, the percentage of the Total Return Fund’s outstanding shares owned by Lord Abbett Diversified Income Strategy Fund was 1.01%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)	Class B	Class C(2)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)

Effective February 1, 2010, Class A 12b-1 fees for each Fund were reduced from .35% (.25% service, .10% distribution) of the Fund’s average daily net assets attributable to Class A shares to .20% (.15% service, .05% distribution).

(2)

Effective February 1, 2010, Class C 12b-1 fees for each Fund were reduced to a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

80

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2010:

	Distributor Commissions	Dealers’ Concessions
Core Fixed Income Fund	$198,421	$1,228,659
Total Return Fund	352,523	2,165,462

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2010:

	Class A	Class C
Core Fixed Income Fund	$63,057	$38,218
Total Return Fund	29,058	43,298

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Distributions were declared on December 16, 2010 and paid on December 17, 2010 to shareholders of record on December 16, 2010. The approximate amounts were as follows:

	Short-Term Capital Gains	Long-Term Capital Gains
Core Fixed Income Fund	$12,810,000	$8,219,000
Total Return Fund	53,798,000	31,313,000

The tax character of distributions paid during the fiscal years ended November 30, 2010 and 2009 was as follows:

	Core Fixed Income Fund		Total Return Fund
	Year Ended 11/30/2010	Year Ended 11/30/2009	Year Ended 11/30/2010	Year Ended 11/30/2009
Distributions paid from:
Ordinary income	$25,526,485	$11,148,399	$95,792,120	$56,860,821
Net long-term capital gains	74,450	–	–	–
Total distributions paid	$25,600,935	$11,148,399	$95,792,120	$56,860,821

81

Notes to Financial Statements (continued)

As of November 30, 2010, the components of accumulated gains/(losses) on a tax-basis were as follows:

	Core Fixed Income Fund	Total Return Fund
Undistributed ordinary income—net	$12,770,486	$53,736,432
Undistributed long-term capital gains	8,190,033	31,465,759
Total undistributed earnings	$20,960,519	$85,202,191
Temporary differences	(29,123)	(128,588)
Unrealized gains—net	10,796,281	55,227,553
Total accumulated gains—net	$31,727,677	$140,301,156

Certain losses incurred after October 31 (“Post-October Losses”), within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. Total Return Fund incurred and will elect to defer net ordinary losses of $20,114.

As of November 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$651,673,174	$2,312,375,921
Gross unrealized gain	12,700,592	62,045,357
Gross unrealized loss	(1,904,311)	(6,810,769)
Net unrealized security gain	$10,796,281	$55,234,588

The difference between book-basis and tax-basis unrealized gains/(losses) is attributable to the tax treatment of premium amortization and wash sales.

Permanent items identified during the fiscal year ended November 30, 2010 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Distributions in Excess of Net Investment Income	Accumulated Net Realized Gain
Core Fixed Income Fund	$3,188,430	$(3,188,430)
Total Return Fund	10,122,301	(10,122,301)

The permanent differences are attributable to the tax treatment of premium amortization, foreign currency transactions, certain securities and paydown gains and losses.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2010 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$2,916,242,148	$461,175,934	$2,780,712,733	$317,703,012
Total Return Fund	9,055,395,768	1,922,167,974	8,757,103,187	1,448,363,357

*	Includes U.S. Government sponsored enterprises securities.

82

Notes to Financial Statements (continued)

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

9.     INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at

83

Notes to Financial Statements (continued)

their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost to a Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Funds invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect each Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Core Fixed Income Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	15,455,502	$173,605,805	18,090,510	$193,227,212
Converted from Class B*	322,794	3,550,074	242,341	2,549,349
Reinvestment of distributions	1,313,521	14,616,516	624,317	6,742,770
Shares reacquired	(11,346,294)	(127,003,939)	(6,827,691)	(73,094,395)
Increase	5,745,523	$64,768,456	12,129,477	$129,424,936

Class B Shares
Shares sold	491,274	$5,458,333	1,450,531	$15,281,703
Reinvestment of distributions	98,584	1,090,064	58,560	628,440
Shares reacquired	(585,074)	(6,608,342)	(681,773)	(7,319,130)
Converted to Class A*	(323,655)	(3,550,074)	(243,090)	(2,549,349)
Increase (decrease)	(318,871)	$(3,610,019)	584,228	$6,041,664

Class C Shares
Shares sold	4,187,456	$46,840,491	5,656,013	$60,310,898
Reinvestment of distributions	293,173	3,244,127	120,861	1,301,036
Shares reacquired	(2,878,608)	(32,205,759)	(1,251,372)	(13,289,211)
Increase	1,602,021	$17,878,859	4,525,502	$48,322,723

84

Notes to Financial Statements (continued)

Core Fixed Income Fund	Year Ended November 30, 2010		Year Ended November 30, 2009

Class F Shares
Shares sold	5,959,312	$66,763,115	3,150,698	$33,575,689
Reinvestment of distributions	108,198	1,214,388	12,545	138,835
Shares reacquired	(2,173,079)	(24,445,328)	(799,986)	(8,875,407)
Increase	3,894,431	$43,532,175	2,363,257	$24,839,117

Class I Shares
Shares sold	1,583,132	$17,918,163	276,794	$3,009,037
Reinvestment of distributions	34,479	387,398	10,355	111,985
Shares reacquired	(67,131)	(759,508)	(27,397)	(285,134)
Increase	1,550,480	$17,546,053	259,752	$2,835,888

Class P Shares
Shares sold	99,959	$1,120,661	75,351	$795,718
Reinvestment of distributions	2,542	28,378	1,672	18,127
Shares reacquired	(125,030)	(1,404,812)	(56,806)	(595,626)
Increase (decrease)	(22,529)	$(255,773)	20,217	$218,219

Class R2 Shares
Shares sold	95,897	$1,070,646	9,989	$106,310
Reinvestment of distributions	74	824	38	403
Shares reacquired	(9,494)	(107,017)	(8,459)	(90,111)
Increase	86,477	$964,453	1,568	$16,602

Class R3 Shares
Shares sold	830,411	$9,363,820	747,759	$8,172,187
Reinvestment of distributions	38,704	431,992	7,456	82,827
Shares reacquired	(290,821)	(3,289,544)	(112,323)	(1,247,029)
Increase	578,294	$6,506,268	642,892	$7,007,985

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

85

Notes to Financial Statements (concluded)

Total Return Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	25,269,953	$279,770,152	31,051,502	$320,048,113
Converted from Class B*	503,554	5,579,335	411,560	4,338,789
Reinvestment of distributions	2,862,700	31,611,955	2,242,102	23,260,294
Shares reacquired	(25,898,759)	(287,086,256)	(22,176,209)	(225,217,276)
Increase	2,737,448	$29,875,186	11,528,955	$122,429,920

Class B Shares
Shares sold	927,739	$10,174,565	1,906,923	$19,594,881
Reinvestment of distributions	154,394	1,698,870	131,303	1,358,174
Shares reacquired	(1,032,809)	(11,404,884)	(1,136,820)	(11,611,421)
Converted to Class A*	(504,081)	(5,579,335)	(411,994)	(4,338,789)
Increase (decrease)	(454,757)	$(5,110,784)	489,412	$5,002,845

Class C Shares
Shares sold	5,647,821	$62,489,538	6,649,299	$68,717,652
Reinvestment of distributions	401,532	4,425,802	285,724	2,965,529
Shares reacquired	(4,981,517)	(55,096,524)	(3,362,717)	(34,498,298)
Increase	1,067,836	$11,818,816	3,572,306	$37,184,883

Class F Shares
Shares sold	31,344,737	$346,071,551	66,513,013	$696,694,741
Reinvestment of distributions	4,171,109	46,096,508	1,815,018	19,092,424
Shares reacquired	(13,566,285)	(150,809,159)	(13,085,910)	(134,778,818)
Increase	21,949,561	$241,358,900	55,242,121	$581,008,347

Class I Shares
Shares sold	1,728,227	$19,267,997	1,686,618	$17,600,209
Reinvestment of distributions	115,913	1,284,959	259,374	2,616,484
Shares reacquired	(1,682,721)	(18,985,537)	(8,942,139)	(90,960,256)
Increase (decrease)	161,419	$1,567,419	(6,996,147)	$(70,743,563)

Class P Shares
Shares sold	451,718	$4,960,353	977,385	$10,115,306
Reinvestment of distributions	39,707	439,908	34,721	361,221
Shares reacquired	(1,626,374)	(17,938,174)	(577,563)	(5,913,924)
Increase (decrease)	(1,134,949)	$(12,537,913)	434,543	$4,562,603

Class R2 Shares
Shares sold	205,874	$2,280,402	215,556	$2,246,132
Reinvestment of distributions	398	4,485	63	648
Shares reacquired	(98,775)	(1,087,548)	(88,075)	(922,621)
Increase	107,497	$1,197,339	127,544	$1,324,159

Class R3 Shares
Shares sold	1,932,646	$21,409,130	688,285	$7,149,583
Reinvestment of distributions	43,114	479,879	10,256	108,156
Shares reacquired	(433,220)	(4,810,881)	(203,006)	(2,065,670)
Increase	1,542,540	$17,078,128	495,535	$5,192,069

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

86

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund, two of the portfolios constituting the Lord Abbett Investment Trust (the “Trust”), as of November 30, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund of the Lord Abbett Investment Trust as of November 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

January 28, 2011

87

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are associated with Lord Abbett and are “interested persons” of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993 and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc.

(2003 - 2007).

88

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Avondale, Inc. (1991 - 2005) and Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 to 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm 2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Viacell Inc. (2003 - 2007).

89

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2007	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Elizabeth O. MacLean (1966)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 2006 and was formerly a Managing Director/Portfolio Manager at Nomura Corporate Research and Asset Management, Inc. (2000 - 2006).

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2004.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 2003.

90

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1987.

Stacy P. Allen (1967)	Vice President	Elected in 2009	Partner and Chief Administrative Officer (since 2009), and was formerly a Client Portfolio Manager (2006 - 2008) and Director of Institutional Mutual Funds (2003 - 2006), joined Lord Abbett in 2003.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 1998	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Trust’s Trustees. It is available free upon request.

91

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

For foreign shareholders, all of the ordinary income distributions paid by the Core Fixed Income Fund and the Total Return Fund represent interest-related dividends.

92

This report, when not used for the general Information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

Lord Abbett Total Return Fund

LACCBE-2-1110

(01/11)

2010

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Short Duration Income Fund

For the fiscal year ended November 30, 2010

Lord Abbett Investment Trust

Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund and Lord Abbett Short Duration Income Fund

Annual Report

For the fiscal year ended November 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2010. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds' portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Convertible Fund

For the fiscal year ended November 30, 2010, the Fund returned 14.12%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the BofA Merrill Lynch All Convertibles, All Qualities Index,1 which returned 17.24% over the same period.

Convertibles performed well during the 12-month period, with the general convertible market outperforming both stocks and bonds. The BofA Merrill Lynch All Convertibles, All Qualities Index outperformed the S&P 500® Index2 at 9.94% and the Barclays Capital U.S. Aggregate Bond Index3 at 6.02%. In terms of the convertible universe, riskier, lower-rated securities greatly outperformed investment-grade convertibles.

Speculative-grade convertibles (as measured by the BofA Merrill Lynch All Convertibles Speculative Grade Index4) increased by 22.27%, while the BofA Merrill Lynch All Investment Grade U.S. Convertibles Index5 returned 7.06%.

As both the market and the Fund had healthy returns for the 12-month period, the Fund's relative underperformance often was the result of underexposure to certain areas or companies that did especially well. In terms of sectors, the largest detractors from relative performance were the consumer discretionary, financials, and transportation sectors. The auto industry, which is within the consumer discretionary sector, was the largest contributor to the index, representing about 5% of the index and experiencing very strong double-digit returns. The Fund's returns within the auto industry lagged the index, specifically due to an underweight exposure to Ford Motor Company. Ford has benefited from strong sales growth, increasing market share, and a number of successful new car offerings. Although we were positive on the company, we were not comfortable with maintaining as large of an exposure as the benchmark had at times. Within the transportation sector, the airline industry rallied during the period, and an underweight exposure versus the index detracted from relative returns. Within financials, the Fund's stock selection within the real estate and regional bank industries also detracted from relative performance.

In terms of sectors, the largest contributors to relative performance were the health care, energy, and consumer staples sectors. Within the health care sector, the pharmaceuticals and biotechnology industries were strong performers for the Fund. Biotech holding and drug developer Incyte Corp. did well and progress was made toward two new drugs as the company partnered with Eli Lilly & Co. and Novartis AG during its third quarter. Valent Pharmaceuticals, a specialty drug maker, also added to Fund performance. Valent and Biovail completed their merger during the period, expanding the combined company's presence in North America. Within the energy sector, the miscellaneous energy (mostly "green" or solar energy companies) and integrated-oil industries also were strong performers for the Fund. Within the consumer staples sector, the Fund's stock selection in the beverages industry added to performance.

Floating Rate Fund

For the fiscal year ended November 30, 2010, the Fund returned 9.17%, reflecting performance at the NAV of Class A shares, with all distributions reinvested, compared to its benchmark, the Credit Suisse Leveraged Loan Index,6 which returned 11.43% over the same period.

Loans continued to generate healthy returns in the 12-month period, as default rates continued to decrease and inflows into the loan market remained strong. As of November 30, 2010, the trailing 12-month institutional leveraged loan default rate plunged to 2.89% versus 9.54% a year ago. The Credit Suisse Leveraged Loan Index outperformed both the S&P 500® Index2 at 9.94% and the Barclays Aggregate Index3 at 6.02%. It did, however, lag behind high yield, with the BofA Merrill Lynch High Yield Master II Index7 returning 16.75% over the same period.

Detracting from Fund performance during the 12-month period was an underweight allocation to ‘CCC’ and ‘NR’ (not rated) holdings. Riskier issues generally rallied during the period, with ‘CCC’ and ‘NR’ loans performing significantly better than those rated ‘BB’ and ‘B.’ In terms of absolute performance, although no sectors were negative for the period, the food and drug, wireless communications, and consumer non-durables sectors added the least to performance.

The Fund maintained a small allocation to high-yield bonds, which helped performance, as the high-yield market outperformed the loan market. Also adding to performance during the 12-month period was the LIBOR (London Interbank Offered Rate) floor contained by a large segment of portfolio holdings. In addition, "amend and extend" deals offered by borrowers, wherein they extend the maturity of their debt and compensate lenders with a higher yield, also were beneficial to performance. In terms of absolute performance, the health care, service, and automotive transportation sectors added the most to performance.

High Yield Fund

For the fiscal year ended November 30, 2010, the Fund returned 15.79%, reflecting performance at the NAV of Class A shares, with all distributions reinvested, compared to its benchmark, the BofA Merrill Lynch High Yield Master II Constrained Index,7 which returned 16.63% over the same period.

Many fixed-income categories posted positive returns during the year, and corporate credit assets, including convertible securities, lower-rated investment-grade bonds, high-yield bonds, and floating-rate loans, led the way. The high-yield market advanced this year amid improving credit fundamentals and investors' continued reach for yield. With historically low yields on assets deemed to be free of credit risk, demand increased for securities with higher yields and, accordingly, higher levels of credit risk. Consequently, higher quality bonds generally underperformed lower quality bonds.

Among those industries detracting from relative Fund performance were steel and hotels. Printing and publishing also was among those industries detracting from Fund performance. Although the printing and publishing industry has recovered some of the losses experienced during the recession, it continues to be challenged by the decline in print advertising sales as the economy continues to recover.

Advances were broad-based in both the high-yield market and the Fund's portfolio during the 12-month period. Among the industries contributing the most to Fund performance were broadcasting and telecommunications. The broadcasting sector has performed well, as advertising spending has improved amid the economic recovery and in the run up to the midterm elections. The Fund's overweight in the telecommunications sector versus the benchmark also helped performance. Within telecommunications, the breadth of advances was wide among wireless and service names, as industry trends showed signs of improvement.

Income Fund

For the fiscal year ended November 30, 2010, the Income Fund returned 10.87%, reflecting performance at the NAV of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital U.S. Aggregate Bond Index,3 which returned 6.02% over the same period. The Fund's performance was achieved primarily during favorable market conditions and may not be sustainable over time.

The Treasury market yield curve maintained its steep slope, as the Federal Reserve kept the federal funds rate near 0%, which has anchored the front end of the yield curve at very low interest rate levels. Treasury yields fluctuated considerably throughout the 12-month period as investor sentiment alternated between fears of a double-dip recession and concern that massive monetary stimulus might spark inflation. Corporate spreads versus Treasuries tightened over the same period. Demand for corporate bonds increased as investors continued to reach for yield amid an environment with historically low interest rates.

The most significant contributor to the Fund's performance was its position in both lower-rated investment-grade and high-yield (or "junk") corporate bonds. Investors' increased willingness to assume credit risk led to outperformance of lower-rated corporate bonds over higher-rated issues. Our holdings in investment-grade corporates helped relative performance as the Fund concentrated on ‘BBB’ rated bonds, which is the lowest rating in the investment-grade sector and outperformed higher-rated issues. The Fund's overweight in high-yield corporates also contributed greatly to performance, as lower-rated issues outperformed higher-rated corporates. Also contributing to the Fund's performance was its overweight in commercial mortgage-backed securities (CMBS). The CMBS market has been one of the best performing sectors of the bond market during the past 12-month period, outperforming both high-yield and investment-grade corporate bonds over the same period. We concentrated on those securities with the highest levels of credit enhancement and maintained minimal exposure to the more recent years of issuance (notably 2007 issues).

The Fund's overall underweight to fixed-rate agency mortgage-backed securities (MBS) detracted from relative performance, as the MBS markets have continued to rally after the Fed's purchase program came to an end on March 31, 2010. In addition, our overweight in taxable municipal bonds, particularly Build America Bonds (BABs), detracted from relative performance. Our taxable municipal bond holdings underperformed the broader benchmarks, and did not advance to the extent of higher-yielding sectors, such as corporates and CMBS. Expectations for state budget gaps in the coming years, coupled with uncertainty over the extension of the Bush tax cuts and

BAB program, remained a concern for investors.

Short Duration Income Fund

For the fiscal year ended November 30, 2010, the Fund returned 6.38%, reflecting performance at the NAV of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital 1 to 3 year Government/Credit Bond Index,8 which returned 2.35% over the same period. The Fund's performance was achieved primarily during favorable market conditions and may not be sustainable over time.

The Treasury market yield curve maintained its steep slope, as the Federal Reserve kept the federal funds rate near 0%, which has anchored the front end of the yield curve at very low interest rate levels. Treasury yields fluctuated considerably throughout the 12-month period as investor sentiment alternated between fears of a double-dip recession and concern that massive monetary stimulus might spark inflation. Corporate spreads versus Treasuries tightened over the same period. Demand for corporate bonds increased as investors continued to reach for yield amid an environment with historically low interest rates.

The most significant contributor to the Fund's performance was its position in both lower-rated investment-grade and high-yield (or “junk”) corporate bonds. Investors' increased willingness to assume credit risk led to outperformance of lower-rated corporate bonds over higher-rated issues. Our holdings in investment-grade corporates helped relative performance, as the Fund concentrated on 'BBB' rated bonds, which is the lowest rating in the investment-grade sector and outperformed higher-rated issues. The Fund's overweight in high-yield corporates also contributed greatly to performance, as lower-rated issues outperformed higher-rated corporates. Also contributing to the Fund's performance was its overweight in commercial mortgage-backed securities (CMBS). The CMBS market has been one of the best performing sectors of the bond market during the past 12-month period, outperforming both high-yield and investment-grade corporate bonds during the period. We concentrated on those securities with the highest levels of credit enhancement and maintained minimal exposure to the more recent years of issuance (notably 2007 issues).

Our underweight in agency debentures detracted from relative performance. This modest drag on performance was more than offset, however, by our significant exposure to the credit sectors such as corporate bonds and CMBS. Another detractor from relative performance was our overweight in taxable municipal bonds, particularly Build America Bonds (BABs). Our taxable municipal bond holdings underperformed the broader benchmarks, and did not advance to the extent of higher-yielding sectors, such as corporates and CMBS. Expectations for state budget gaps in the coming years, coupled with uncertainty over the extension of the Bush tax cuts and BAB program, remained a concern for investors.

Each Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The BofA Merrill Lynch All Convertibles, All Qualities Index contains issues that have a greater than $50 million aggregate market value. The issues are U.S. dollar-denominated, sold into the U.S. market and publicly traded in the United States.

2  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

3  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset- Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

4  The BofA Merrill Lynch All Convertibles Speculative Grade Index contains issues that have an average rating of Ba1/BB+ or lower, are rated by Moody's and/or Standard & Poor's, and have an aggregate market value of greater than $50 million. The issues are U.S. dollar-denominated, sold into the U.S. market, and publicly traded in the United States.

5  The BofA Merrill Lynch All Investment Grade U.S. Convertibles Index contains issues that have a greater than $50 million aggregate market value. The issues are U.S. dollar-denominated, sold into the U.S. market and publicly traded in the United States. Issues are rated by Moody's and/or Standard & Poor's and have an average rating of ‘Baa3’/’BBB-’ or higher.

6  The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar- denominated leveraged loan market. The CS Leveraged Loan Index is an unmanaged, trader-priced index that tracks leveraged loans. The CS Leveraged Loan Index, which includes reinvested dividends, has been taken from published sources.

7  The BofA Merrill Lynch High Yield Master II Index tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market (includes Yankee bonds).

8  The Barclays Capital 1 to 3 year Government/Credit Bond Index is an unmanaged index that is designed to represent a combination of the Government Bond Index and the Corporate Bond Index, and includes U.S. government Treasury and agency securities, corporate bonds, and Yankee bonds.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordlabbettcom.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's prospectus.

During certain periods shown, expense waivers and reimbursements were in place for Floating Rate Fund, High Yield Fund, Income Fund, and Short Duration Income Fund. Without such expense waivers and reimbursements, the Funds' returns would have been lower.

The views of the Funds' management and the portfolio holdings described above are as of November 30, 2010; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds' prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Convertible Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the BofA Merrill Lynch All Convertible Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2010

	1 Year	5 Years	Life of Class
Class A3	8.73%	2.94%	4.81%
Class B4	9.30%	3.10%	4.81%
Class C5	13.34%	3.27%	4.80%
Class F6	14.29%	–	0.81%
Class I7	14.46%	4.32%	5.89%
Class P8	13.99%	3.83%	5.41%
Class R2[9]	13.68%	–	0.59%
Class R3[10]	13.90%	–	0.41%

Standardized Yield for the Period Ended November 30, 2010

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
1.10%	0.45%	0.45%	1.35%	1.45%	1.00%	0.86%	0.95%

1     Reflects the deduction of the maximum initial sales charge of 4.75%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance. Performance for the index begins on June 30, 2003.

3    Class A shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    Class C shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. Performance is at net asset value.

8    Class P shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Floating Rate Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Credit Suisse Leveraged Loan Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2010

	1 Year	Life of Class
Class A3	6.70%	3.00%
Class C4	8.46%	3.09%
Class F5	9.30%	3.97%
Class I6	9.58%	4.22%
Class R2[7]	9.48%	3.99%
Class R3[8]	9.06%	3.87%

Standardized Yield for the Period Ended November 30, 2010

Class A	Class C	Class F	Class I	Class R2	Class R3
4.93%	4.15%	5.03%	5.15%	4.59%	4.65%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance. Performance for the index begins on December 31, 2007.

3    Class A commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2010, is calculated using the SEC–required uniform method to compute such return.

4    Class C commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

5    Class F shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

6    Class I shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

7    Class R2 shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

8    Class R3 shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

High Yield Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the BofA Merrill Lynch High Yield Master II Constrained Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2010

	1 Year	5 Years	10 Years	Life of Class
Class A3	10.29%	6.94%	7.43%	–
Class B4	10.92%	7.10%	7.42%	–
Class C5	14.90%	7.25%	7.25%	–
Class F6	15.88%	–	–	8.18%
Class I7	16.16%	8.33%	8.29%	–
Class P8	15.43%	7.82%	–	8.79%
Class R2[9]	15.48%	–	–	7.89%
Class R3[10]	15.58%	–	–	8.00%

Standardized Yield for the Period Ended November 30, 2010

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
6.85%	6.08%	6.02%	6.95%	7.08%	6.63%	6.48%	6.57%

1    Reflects the deduction of the maximum initial sales charge of 4.75%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2010 is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class P shares commenced operations and performance for the Class began on December 31, 2002. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital Baa Corporate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2010

	1 Year	5 Years	10 Years	Life of Class
Class A3	8.48%	7.15%	6.05%	–
Class B4	6.03%	6.75%	5.71%	–
Class C5	10.09%	6.93%	5.60%	–
Class F6	10.98%	–	–	9.89%
Class I7	11.12%	7.93%	–	6.76%
Class R2[8]	11.03%	–	–	10.94%
Class R3[9]	10.97%	–	–	10.67%

Standardized Yield for the Period Ended November 30, 2010

Class A	Class B	Class C	Class F	Class I	Class R2	Class R3
4.40%	3.60%	3.70%	4.48%	4.62%	4.03%	4.10%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on July 2, 2008. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on July 2, 2008. Performance is at net asset value.

Short Duration Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Capital 1-3 Year Government/Credit Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2010

	1 Year	5 Years	10 Years	Life of Class
Class A3	3.88%	5.75%	4.74%	–
Class B4	1.56%	5.32%	–	3.74%
Class C5	5.55%	5.46%	4.17%	–
Class F6	6.48%	–	–	7.61%
Class I7	6.59%	6.62%	–	5.55%
Class R2[8]	5.73%	–	–	7.65%
Class R3[9]	6.07%	–	–	7.87%

Standardized Yield for the Period Ended November 30, 2010

Class A	Class B	Class C	Class F	Class I	Class R2	Class R3
3.15%	2.38%	2.39%	3.26%	3.36%	2.77%	2.87%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2010, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations and performance for the Class began on May 2, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004.

Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on July 21, 2009. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on July 21, 2009. Performance is at net asset value.

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2010 through November 30, 2010).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 6/1/10 – 11/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/10	11/30/10	6/1/10 - 11/30/10
Class A
Actual	$1,000.00	$1,104.00	$8.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.14	$7.99
Class B
Actual	$1,000.00	$1,100.50	$11.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.93	$11.26
Class C
Actual	$1,000.00	$1,099.80	$11.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.98	$11.26
Class F
Actual	$1,000.00	$1,104.30	$7.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.32	$6.73
Class I
Actual	$1,000.00	$1,105.50	$6.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.93	$6.23
Class P
Actual	$1,000.00	$1,103.50	$8.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.64	$8.49
Class R2
Actual	$1,000.00	$1,101.60	$9.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.88	$9.25
Class R3
Actual	$1,000.00	$1,102.50	$9.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.74

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.58% for Class A, 2.23% for Classes B and C, 1.33% for Class F, 1.23% for Class I, 1.68% for Class P, 1.83% for Class R2 and 1.73% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	13.35%	Media	0.10%
Consumer Staples	6.35%	Technology	20.02%
Energy	9.70%	Telecommunications	0.63%
Financials	17.84%	Transportation	2.75%
Healthcare	17.31%	Utilities	2.70%
Industrials	4.26%	Short-Term Investment	1.28%
Materials	3.71%	Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/10	11/30/10	6/1/10 - 11/30/10
Class A
Actual	$1,000.00	$1,048.60	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.26
Class C
Actual	$1,000.00	$1,045.70	$8.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.93	$8.19
Class F
Actual	$1,000.00	$1,049.20	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.33	$3.75
Class I
Actual	$1,000.00	$1,050.90	$3.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.29
Class R2
Actual	$1,000.00	$1,051.00	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.23	$3.90
Class R3
Actual	$1,000.00	$1,048.30	$5.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.77

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.84% for Class A, 1.62% for Class C, 0.74% for Class F, 0.65% for Class I, 0.77% for Class R2 and 1.14% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2010

Sector*	%**	Sector*	%**
Aerospace	2.17%	Information Technology	4.52%
Chemicals	3.33%	Manufacturing	3.09%
Consumer Non-Durables	2.36%	Media/Telecommunications	17.75%
Energy	0.95%	Metals/Minerals	0.87%
Financial	7.65%	Retail	5.49%
Food/Tobacco	4.52%	Service	12.88%
Forest Products/Containers	2.45%	Transportation	5.12%
Gaming/Leisure	3.78%	Utility	2.39%
Healthcare	9.94%	Short-Term Investments	8.06%
Housing	2.68%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/10	11/30/10	6/1/10 - 11/30/10
Class A
Actual	$1,000.00	$1,089.10	$5.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$4.96
Class B
Actual	$1,000.00	$1,085.10	$9.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.17	$9.00
Class C
Actual	$1,000.00	$1,086.40	$9.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.17	$9.00
Class F
Actual	$1,000.00	$1,089.50	$4.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.46
Class I
Actual	$1,000.00	$1,091.40	$4.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.95
Class P
Actual	$1,000.00	$1,088.60	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.91	$6.23
Class R2
Actual	$1,000.00	$1,088.20	$7.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.17	$6.98
Class R3
Actual	$1,000.00	$1,088.70	$6.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.68	$6.48

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.78% for Classes B and C, 0.88% for Class F, 0.78% for Class I, 1.23% for Class P, 1.38% for Class R2 and 1.28% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2010

Sector*	%**		Sector*	%**
Agency	0.00%	***	Healthcare	5.73%
Automotive	5.56%		Insurance	2.66%
Banking	1.48%		Media	10.10%
Basic Industry	7.27%		Real Estate	1.12%
Capital Goods	5.52%		Services	16.71%
Consumer Cyclical	5.18%		Technology & Electronics	5.46%
Consumer Non-Cyclical	3.44%		Telecommunications	9.92%
Energy	8.87%		Utility	2.47%
Financial Services	4.53%		Short-Term Investment	2.52%
Foreign Government	1.46%		Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
***	Amount is less than .01%.

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/10	11/30/10	6/1/10 - 11/30/10
Class A
Actual	$1,000.00	$1,068.70	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.41
Class B
Actual	$1,000.00	$1,064.50	$8.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.67	$8.49
Class C
Actual	$1,000.00	$1,064.80	$8.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.23	$7.89
Class F
Actual	$1,000.00	$1,069.10	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.90
Class I
Actual	$1,000.00	$1,066.00	$3.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.40
Class R2
Actual	$1,000.00	$1,069.50	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.09	$4.00
Class R3
Actual	$1,000.00	$1,067.00	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.92

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.87% for Class A, 1.68% for Class B, 1.56% for Class C, 0.77% for Class F, 0.67% for Class I, 0.79% for Class R2 and 1.17% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2010

Sector*	%**	Sector*	%**
Auto	0.96%	Integrated Oils	3.96%
Basic Industry	2.92%	Materials and Processing	8.98%
Capital Goods	0.34%	Municipal	3.12%
Consumer Cyclicals	5.37%	Other	0.24%
Consumer Discretionary	1.69%	Producer Durables	1.48%
Consumer Non-Cyclical	0.20%	Technology	3.27%
Consumer Services	1.64%	Telecommunications	2.52%
Consumer Staples	2.45%	Transportation	3.65%
Energy	11.60%	U.S. Government	1.87%
Financial Services	28.48%	Utilities	10.16%
Foreign Government	1.28%	Short-Term Investments	1.16%
Health Care	2.66%	Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/10	11/30/10	6/1/10 - 11/30/10
Class A
Actual	$1,000.00	$1,034.90	$3.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$3.04
Class B
Actual	$1,000.00	$1,033.10	$7.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.02	$7.08
Class C
Actual	$1,000.00	$1,033.00	$6.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.18	$6.93
Class F
Actual	$1,000.00	$1,037.60	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.55	$2.54
Class I
Actual	$1,000.00	$1,038.20	$2.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.04	$2.03
Class R2
Actual	$1,000.00	$1,032.80	$5.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$5.06
Class R3
Actual	$1,000.00	$1,035.60	$4.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.54	$4.56

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.60% for Class A, 1.40% for Class B, 1.37% for Class C, 0.50% for Class F, 0.40% for Class I, 1.00% for Class R2 and 0.90% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2010

Sector*	%**	Sector*	%**
Auto	0.06%	Integrated Oils	1.76%
Basic Industry	2.50%	Materials and Processing	5.13%
Capital Goods	0.24%	Municipal	0.67%
Consumer Cyclicals	1.79%	Other	0.10%
Consumer Discretionary	0.98%	Producer Durables	0.57%
Consumer Non-Cyclical	0.19%	Technology	1.14%
Consumer Services	1.77%	Telecommunications	1.71%
Consumer Staples	1.74%	Transportation	1.87%
Energy	4.81%	U.S. Government	7.29%
Financial Services	55.69%	Utilities	4.90%
Foreign Government	0.75%	Short-Term Investments	1.84%
Health Care	2.50%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

CONVERTIBLE FUND November 30, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 97.97%

COMMON STOCKS 2.80%

Biotechnology 0.34%
Amgen, Inc.*	18	$948,420

Health Services 0.04%
CardioNet, Inc.*	30	121,200

Healthcare Equipment & Supplies 0.24%
Medtronic, Inc.	20	670,600

Miscellaneous: Media 0.10%
Interpublic Group of Cos., Inc. (The)*	25	266,250

Oil & Gas Products 0.25%
Devon Energy Corp.	10	705,700

Oil: Integrated 0.86%
Whiting Petroleum Corp.*	22	2,409,105

Pharmaceuticals 0.78%
Mylan, Inc.*	111	2,169,778

Retail: Specialty 0.13%
Best Buy Co., Inc.	6	273,408
Charming Shoppes, Inc.*	20	76,100

Total		349,508

Semiconductors 0.06%
PMC-Sierra, Inc.*	25	181,250

Total Common Stocks (cost $7,171,436)		7,821,811

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 71.64%

Aerospace & Defense 0.37%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$1,025	1,035,250

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Airlines 1.43%
AMR Corp.	6.25%	10/15/2014	$480	$571,200
United Continental Holdings, Inc.	4.50%	6/30/2021	3,200	3,424,000

Total				3,995,200

Auto Parts 0.58%
TRW Automotive, Inc.†	3.50%	12/1/2015	920	1,631,850

Autos 2.69%
Ford Motor Co.	4.25%	11/15/2016	3,470	6,679,750
Hertz Global Holdings, Inc.	5.25%	6/1/2014	500	838,125

Total				7,517,875

Beverages 3.40%
Central European Distribution Corp. (Poland)(a)	3.00%	3/15/2013	5,590	5,163,762
Molson Coors Brewing Co.	2.50%	7/30/2013	3,850	4,345,688

Total				9,509,450

Biotechnology 5.34%
Amgen, Inc.	0.375%	2/1/2013	1,300	1,301,625
Human Genome Sciences, Inc.	2.25%	10/15/2011	2,350	3,915,687
Illumina, Inc.	0.625%	2/15/2014	305	841,419
Incyte Corp.	4.75%	10/1/2015	2,225	4,180,219
Life Technologies Corp.	3.25%	6/15/2025	3,105	3,512,531
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	1,200	1,201,500

Total				14,952,981

Building Products 0.97%
Trex Co., Inc.	6.00%	7/1/2012	2,395	2,700,363

Commercial Services 0.76%
Fluor Corp.	1.50%	2/15/2024	1,025	2,133,281

Communications Equipment 1.46%
Alcatel-Lucent USA, Inc.	2.875%	6/15/2025	800	763,000
Ciena Corp.†	3.75%	10/15/2018	800	815,000
Ciena Corp.†	4.00%	3/15/2015	2,380	2,504,950

Total				4,082,950

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computers & Peripherals 0.54%
SanDisk Corp.	1.00%	5/15/2013	$1,600	$1,506,000

Containers & Packaging 0.59%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	1,675	1,645,688

Diversified Financials 2.92%
Affiliated Managers Group, Inc.	3.95%	8/15/2038	6,275	6,698,562
Euronet Worldwide, Inc.	3.50%	10/15/2025	1,500	1,481,250

Total				8,179,812

Diversified Metals & Mining 0.79%
Alcoa, Inc.	5.25%	3/15/2014	300	652,875
Patriot Coal Corp.	3.25%	5/31/2013	1,650	1,551,000

Total				2,203,875

e-Commerce 1.19%
GSI Commerce, Inc.	2.50%	6/1/2027	900	985,500
priceline.com, Inc.†	1.25%	3/15/2015	1,600	2,352,000

Total				3,337,500

Electronic Equipment & Instruments 0.61%
Itron, Inc.	2.50%	8/1/2026	375	400,781
Teradyne, Inc.	4.50%	3/15/2014	560	1,292,200

Total				1,692,981

Health Services 0.45%
Five Star Quality Care, Inc.	3.75%	10/15/2026	1,320	1,258,950

Healthcare Equipment & Supplies 3.98%
Beckman Coulter, Inc.	2.50%	12/15/2036	2,410	2,554,600
Fisher Scientific International, Inc.	3.25%	3/1/2024	1,850	2,400,375
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	1,500	1,657,500
Medtronic, Inc.	1.625%	4/15/2013	2,750	2,767,187
NuVasive, Inc.	2.25%	3/15/2013	1,850	1,766,750

Total				11,146,412

Homebuilders 0.21%
Lennar Corp.†	2.75%	12/15/2020	595	574,919

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Household Durables 0.86%
Stanley Black & Decker, Inc.	Zero Coupon	5/17/2012	$2,200	$2,399,760

Information Technology Services 0.66%
Alliance Data Systems Corp.	1.75%	8/1/2013	1,100	1,133,000
Alliance Data Systems Corp.	4.75%	5/15/2014	469	707,018

Total				1,840,018

Insurance-Reinsurance 0.81%
Old Republic International Corp.	8.00%	5/15/2012	1,250	1,520,313
Radian Group, Inc.	3.00%	11/15/2017	800	734,000

Total				2,254,313

Insurance: Multi-Line 0.23%
PMI Group, Inc. (The)	4.50%	4/15/2020	800	649,000

Internet Software & Services 2.59%
Blackboard, Inc.	3.25%	7/1/2027	3,730	3,799,937
Concur Technologies, Inc.†	2.50%	4/15/2015	855	1,004,625
Symantec Corp.	0.75%	6/15/2011	975	1,024,969
Symantec Corp.	1.00%	6/15/2013	1,240	1,424,450

Total				7,253,981

Leisure Facilities 0.43%
MGM Resorts International†	4.25%	4/15/2015	1,220	1,213,900

Leisure Products 0.91%
International Game Technology	3.25%	5/1/2014	2,335	2,559,744

Machinery 1.73%
Danaher Corp.	Zero Coupon	1/22/2021	700	882,000
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	1,700	3,961,000

Total				4,843,000

Miscellaneous: Energy 2.96%
Evergreen Energy, Inc.†	8.00%	8/1/2012	5,930	2,965,000
Green Plains Renewable Energy, Inc.†	5.75%	11/1/2015	1,025	1,042,937
Suntech Power Holdings Co., Ltd. (China)(a)	3.00%	3/15/2013	2,900	2,581,000
Yingli Green Energy Holding Co., Ltd. (China)(a)	Zero Coupon	12/15/2012	1,450	1,685,625

Total				8,274,562

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Miscellaneous: Financial 0.32%
MF Global Holdings Ltd.	9.00%	6/20/2038	$750	$892,500

Miscellaneous: Industrials 0.40%
EnerSys (Zero Coupon after 6/1/2015)(b)	3.375%	6/1/2038	1,000	1,116,250

Miscellaneous: Transportation 0.15%
DryShips, Inc. (Greece)(a)	5.00%	12/1/2014	420	419,475

Oil & Gas Products 0.00%
NorthernStar Natural Gas, Inc.(c)	5.00%	5/15/2014	2,614	261

Oil Services 0.56%
Nabors Industries, Inc.	0.94%	5/15/2011	900	901,125
Transocean, Inc.	1.50%	12/15/2037	695	678,494

Total				1,579,619

Oil: Integrated 2.33%
Chesapeake Energy Corp.	2.75%	11/15/2035	2,500	2,318,750
Penn Virginia Corp.	4.50%	11/15/2012	4,250	4,207,500

Total				6,526,250

Pharmaceuticals 5.64%
Allergan, Inc.	1.50%	4/1/2026	1,795	2,005,913
Gilead Sciences, Inc.	0.625%	5/1/2013	1,100	1,216,875
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	400	495,000
Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	650	697,938
Teva Pharmaceutical Finance LLC (Israel)(a)	0.25%	2/1/2026	4,000	4,520,000
United Therapeutics Corp.	0.50%	10/15/2011	2,653	4,476,937
Valeant Pharmaceuticals International, Inc. (Canada)†(a)	5.375%	8/1/2014	1,225	2,367,312

Total				15,779,975

Precious Metals 0.99%
Newmont Mining Corp.	3.00%	2/15/2012	2,060	2,775,850

Real Estate 5.32%
Boston Properties LP	3.75%	5/15/2036	1,775	1,963,594
ERP Operating LP	3.85%	8/15/2026	500	517,300
Health Care REIT, Inc.	4.75%	7/15/2027	950	1,046,187
Host Hotels & Resorts LP†	2.50%	10/15/2029	2,505	3,353,569

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Real Estate (continued)
ProLogis	3.25%	3/15/2015	$2,475	$2,651,344
Rayonier TRS Holdings, Inc.	3.75%	10/15/2012	2,450	2,682,750
Vornado Realty LP	3.875%	4/15/2025	2,400	2,661,000

Total				14,875,744

Retail: Food & Drug 0.47%
Nash Finch Co. (Zero Coupon after 3/15/2013)~	1.631%	3/15/2035	2,750	1,313,125

Retail: Specialty 1.57%
Best Buy Co., Inc.	2.25%	1/15/2022	650	716,625
Charming Shoppes, Inc.	1.125%	5/1/2014	4,360	3,662,400

Total				4,379,025

Semiconductors 6.26%
Intel Corp.	3.25%	8/1/2039	4,225	5,159,781
JDS Uniphase Corp.	1.00%	5/15/2026	400	378,000
Micron Technology, Inc.	1.875%	6/1/2014	5,000	4,606,250
ON Semiconductor Corp.	2.625%	12/15/2026	5,765	6,197,375
Xilinx, Inc.†	2.625%	6/15/2017	1,020	1,166,625

Total				17,508,031

Software: Applications & Systems 5.22%
EMC Corp.	1.75%	12/1/2011	3,900	5,362,500
Informatica Corp.	3.00%	3/15/2026	3,050	6,309,687
Microsoft Corp.†	Zero Coupon	6/15/2013	1,150	1,204,625
Nuance Communications, Inc.	2.75%	8/15/2027	1,342	1,558,398
salesforce.com, Inc.†	0.75%	1/15/2015	105	181,519

Total				14,616,729

Steel 1.31%
Steel Dynamics, Inc.	5.125%	6/15/2014	1,850	2,192,250
United States Steel Corp.	4.00%	5/15/2014	880	1,471,800

Total				3,664,050

Textiles & Apparel 1.02%
Iconix Brand Group, Inc.	1.875%	6/30/2012	2,900	2,856,500

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wireless Communications Services 0.62%
SBA Communications Corp.	4.00%	10/1/2014	$1,205	$1,748,756

Total Convertible Bonds (cost $180,244,155)				200,445,755

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 23.53%

Auto Parts 1.62%
Autoliv, Inc. (Sweden)(a)	8.00%		46	4,537,631

Autos 2.38%
Ford Motor Co. Capital Trust II	6.50%		29	1,464,615
General Motors Co.	4.75%		103	5,206,890

Total				6,671,505

Banks: Diversified 2.44%
Fifth Third Bancorp	8.50%		20	2,620,000
Wells Fargo & Co.	7.50%		4	4,194,750

Total				6,814,750

Communications Equipment 1.28%
Lucent Technologies Capital Trust I	7.75%		4	3,584,625

Diversified Financials 3.93%
AMG Capital Trust I	5.10%		44	2,066,431
Bank of America Corp.	7.25%		4	3,627,000
Citigroup, Inc.	7.50%		42	5,287,500

Total				10,980,931

Foods 2.90%
Archer Daniels Midland Co.	6.25%		114	4,304,993
Bunge Ltd.	5.125%		6	3,821,911

Total				8,126,904

Health Services 0.36%
HealthSouth Corp.	6.50%		1	1,019,813

Household Durables 0.38%
Stanley Black & Decker, Inc.	4.75%		11	1,069,635

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2010

Investments	Interest Rate		Shares (000)		Value
Insurance-Casualty 0.76%
XL Group plc (Ireland)(a)	10.75%		75		$2,130,576

Insurance: Multi-Line 0.58%
Hartford Financial Services Group, Inc. (The)	7.25%		70		1,619,100

Miscellaneous: Financial 0.40%
Vale Capital II (Brazil)(a)	6.75%		12		1,131,456

Natural Gas Diversified 1.04%
El Paso Corp.	4.99%		2		2,899,462

Oil & Gas Products 1.58%
Apache Corp.	6.00%		73		4,407,739

Oil: Integrated 0.05%
Whiting Petroleum Corp.	6.25%		–	(d)	141,434

Railroads 1.15%
Kansas City Southern	5.125%		2		3,217,725

Utilities: Electric 2.68%
AES Trust III	6.75%		66		3,169,784
NextEra Energy, Inc.	8.375%		66		3,289,987
PPL Corp.	9.50%		19		1,036,450

Total					7,496,221

Total Convertible Preferred Stocks (cost $58,824,821)					65,849,507

		Maturity Date	Principal Amount (000)
CORPORATE BOND 0.00%

Oil & Gas Products
NorthernStar Natural Gas, Inc. PIK(c) (cost $1,197,474)	5.00%	5/15/2014	$1,057		106

Total Long-Term Investments (cost $247,437,886)					274,117,179

See Notes to Financial Statements.

Schedule of Investments (concluded)

CONVERTIBLE FUND November 30, 2010

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 1.27%

Repurchase Agreement
Repurchase Agreement dated 11/30/2010, 0.03% due 12/1/2010 with Fixed Income Clearing Corp. collateralized by $3,615,000 of Federal Home Loan Bank at 0.70% due 11/16/2012; value: $3,619,519; proceeds: $3,547,923 (cost $3,547,920)	$3,548	$3,547,920

Total Investments in Securities 99.24% (cost $250,985,806)		277,665,099

Cash and Other Assets in Excess of Liabilities 0.76%		2,135,282

Net Assets 100.00%		$279,800,381

PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.
(c)	Defaulted security.
(d)	Amount represents less than 1,000 shares.

See Notes to Financial Statements.

Schedule of Investments

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.65%

CORPORATE BONDS 6.49%

Aerospace 0.15%
Alliant Techsystems, Inc.	6.875%		9/15/2020	$325	$333,125
GeoEye, Inc.	9.625%		10/1/2015	1,000	1,125,000
United Airlines, Inc.†	9.875%		8/1/2013	2,200	2,409,000

Total					3,867,125

Chemicals 0.32%
CF Industries, Inc.	7.125%		5/1/2020	600	672,750
Chemtura Corp.†	7.875%		9/1/2018	500	530,000
DuPont Fabros Technology LP	8.50%		12/15/2017	1,500	1,631,250
Lyondell Chemical Co.†	8.00%		11/1/2017	5,000	5,406,250

Total					8,240,250

Consumer Non-Durables 0.11%
Belden, Inc.	7.00%		3/15/2017	1,000	1,015,000
Hanesbrands, Inc.	4.121%	#	12/15/2014	2,000	1,980,000

Total					2,995,000

Energy 0.40%
Chesapeake Energy Corp.	6.625%		8/15/2020	650	658,125
CONSOL Energy, Inc.†	8.00%		4/1/2017	2,150	2,322,000
El Paso Corp.	8.25%		2/15/2016	250	274,708
Ferrellgas LP/Ferrellgas Finance Corp.†	6.50%		5/1/2021	1,400	1,386,000
Forest Oil Corp.	8.50%		2/15/2014	250	272,500
Inergy LP/Inergy Finance Corp.	8.25%		3/1/2016	250	261,250
Linn Energy LLC/Linn Energy Finance Corp.†	7.75%		2/1/2021	1,150	1,173,000
MarkWest Energy Partners LP	6.75%		11/1/2020	500	501,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%		4/15/2018	525	536,813
Precision Drilling Corp. (Canada)†(a)	6.625%		11/15/2020	1,550	1,569,375
QEP Resources, Inc.	6.875%		3/1/2021	725	768,500
Quicksilver Resources, Inc.	8.25%		8/1/2015	250	256,875
Whiting Petroleum Corp.	6.50%		10/1/2018	500	510,000

Total					10,490,396

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial 0.68%
Ally Financial, Inc.	8.30%	2/12/2015	$1,175	$1,239,625
CIT Group, Inc.	7.00%	5/1/2016	1,500	1,481,250
Equinox Holdings, Inc.†	9.50%	2/1/2016	1,800	1,885,500
International Lease Finance Corp.†	7.125%	9/1/2018	1,500	1,593,750
International Lease Finance Corp.†	8.625%	9/15/2015	2,050	2,167,875
International Lease Finance Corp.†	8.75%	3/15/2017	3,050	3,217,750
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	2,000	2,025,000
Provident Funding Associates†	10.25%	4/15/2017	1,000	1,037,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.75%	10/15/2016	1,500	1,571,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	1,500	1,500,000

Total				17,719,500

Food/Tobacco 0.23%
Bumble Bee Foods LLC	7.75%	12/15/2015	1,350	1,545,750
Del Monte Corp.	7.50%	10/15/2019	250	284,375
Dunkin’ Finance Corp.†	9.625%	12/1/2018	1,000	1,011,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Co.	8.25%	9/1/2017	1,000	1,017,500
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	2,150	2,236,755

Total				6,095,630

Forest Products 0.04%
Georgia-Pacific LLC†	8.25%	5/1/2016	250	277,500
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	500	500,000
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	100	102,000
Rock-Tenn Co.	9.25%	3/15/2016	125	135,625

Total				1,015,125

Gaming/Leisure 0.19%
Ameristar Casinos, Inc.	9.25%	6/1/2014	250	268,750
Belo Corp.	8.00%	11/15/2016	200	216,000
Boyd Gaming Corp.	7.125%	2/1/2016	500	418,125
Easton-Bell Sports, Inc.	9.75%	12/1/2016	500	537,500
FelCor Lodging LP	10.00%	10/1/2014	300	333,375
Marina District Finance Co., Inc.†	9.875%	8/15/2018	450	433,125
MGM Resorts International†	9.00%	3/15/2020	250	273,750

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming/Leisure (continued)
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	$400	$417,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	375	343,125
Scientific Games International, Inc.	9.25%	6/15/2019	500	520,000
WMG Acquisition Corp.	9.50%	6/15/2016	500	523,750
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	750	799,688

Total				5,084,188

Healthcare 0.34%
Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	50	52,375
Capella Healthcare, Inc.†	9.25%	7/1/2017	175	184,844
HCA, Inc.	7.875%	2/15/2020	2,650	2,832,188
HCA, Inc.	9.875%	2/15/2017	250	274,375
Life Technologies Corp.	4.40%	3/1/2015	1,200	1,268,647
Mylan, Inc.†	7.625%	7/15/2017	1,000	1,065,000
Mylan, Inc.†	7.875%	7/15/2020	1,000	1,071,250
Select Medical Corp.	7.625%	2/1/2015	500	500,000
UHS Escrow Corp.†	7.00%	10/1/2018	175	182,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,325	1,344,875

Total				8,775,554

Housing 0.19%
Building Materials Corp. of America†	7.00%	2/15/2020	500	517,500
Building Materials Corp. of America†	7.50%	3/15/2020	3,000	3,052,500
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,000	1,016,250
KB Home	9.10%	9/15/2017	450	474,750

Total				5,061,000

Information Technology 0.48%
Advanced Micro Devices, Inc.†	7.75%	8/1/2020	350	360,500
Brocade Communications Systems, Inc.	6.625%	1/15/2018	2,450	2,597,000
Brocade Communications Systems, Inc.	6.875%	1/15/2020	1,550	1,666,250
Equinix, Inc.	8.125%	3/1/2018	800	842,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	2,000	2,105,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	2,400	2,604,000
NXP BV LLC (Netherlands)(a)	9.50%	10/15/2015	500	513,750
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	250	271,250
Seagate HDD Cayman†	6.875%	5/1/2020	1,600	1,528,000

Total				12,487,750

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Manufacturing 0.46%
Actuant Corp.	6.875%	6/15/2017	$500	$512,500
Amsted Industries, Inc.†	8.125%	3/15/2018	1,000	1,070,000
Gardner Denver, Inc.	8.00%	5/1/2013	1,500	1,533,750
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	2,500	2,687,500
Mueller Water Products, Inc.	7.375%	6/1/2017	1,000	925,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	892	900,920
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	3,100	3,193,000
SPX Corp.†	6.875%	9/1/2017	1,000	1,055,000

Total				11,877,670

Media/Telecommunications 1.47%
Allbritton Communications Co.	8.00%	5/15/2018	2,950	2,942,625
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	500	553,750
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%	4/30/2020	1,000	1,055,000
Cinemark USA, Inc.	8.625%	6/15/2019	1,750	1,885,625
CSC Holdings LLC	8.50%	4/15/2014	250	275,313
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	2,000	2,110,000
DigitalGlobe, Inc.	10.50%	5/1/2014	250	283,750
Discovery Communications LLC	5.625%	8/15/2019	500	565,252
Entravision Communications Corp.†	8.75%	8/1/2017	175	183,750
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	500	548,750
Gray Television, Inc.	10.50%	6/29/2015	1,650	1,658,250
Hughes Network Systems LLC	9.50%	4/15/2014	1,000	1,030,000
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	250	256,250
Lamar Media Corp.	7.875%	4/15/2018	725	768,500
LIN Television Corp.	8.375%	4/15/2018	1,000	1,055,000
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	3,450	3,501,750
Mediacom Broadband LLC	8.50%	10/15/2015	4,005	4,015,013
Mediacom Communications Corp.	9.125%	8/15/2019	1,000	1,015,000
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,000	1,041,250
Nextel Communications, Inc.	6.875%	10/31/2013	500	501,875
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	725	750,375
Qwest Communications International, Inc.	8.00%	10/1/2015	500	533,750
Regal Entertainment Group	9.125%	8/15/2018	160	169,600
Salem Communications Corp.	9.625%	12/15/2016	1,800	1,890,000
SBA Telecommunications, Inc.	8.25%	8/15/2019	250	275,000
Sprint Nextel Corp.	8.375%	8/15/2017	500	522,500

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)
Universal City Development Partners Ltd.	8.875%	11/15/2015	$775	$821,500
Univision Communications, Inc.†	7.875%	11/1/2020	2,000	2,055,000
Univision Communications, Inc.†	8.50%	5/15/2021	2,500	2,400,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	408	424,553
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	500	551,250
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	400	446,000
Wind Acquisition Finance SA (Italy)†(a)	12.00%	12/1/2015	750	795,937
Windstream Corp.	7.00%	3/15/2019	1,000	980,000
XM Satellite Radio, Inc.†	11.25%	6/15/2013	500	552,500

Total				38,414,668

Metals/Minerals 0.28%
AK Steel Corp.	7.625%	5/15/2020	675	676,687
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	250	223,438
Arch Coal, Inc.	7.25%	10/1/2020	200	220,000
Arch Coal, Inc.	8.75%	8/1/2016	1,000	1,102,500
Associated Materials LLC†	9.125%	11/1/2017	400	409,000
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	500	540,964
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	2,000	2,055,000
Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	186	229,831
United States Steel Corp.	7.375%	4/1/2020	500	501,875
Valmont Industries, Inc.	6.625%	4/20/2020	1,250	1,285,905

Total				7,245,200

Retail 0.29%
Ingles Markets, Inc.	8.875%	5/15/2017	1,000	1,085,000
Levi Strauss & Co.	8.875%	4/1/2016	1,000	1,055,000
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,070,000
QVC, Inc.†	7.125%	4/15/2017	1,350	1,424,250
QVC, Inc.†	7.375%	10/15/2020	1,350	1,417,500
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,500	1,601,250

Total				7,653,000

Service 0.20%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.625%	3/15/2018	250	263,125
Corrections Corp. of America	7.75%	6/1/2017	500	547,500
Fidelity National Information Services, Inc.†	7.625%	7/15/2017	400	424,000

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Service (continued)
Fidelity National Information Services, Inc.†	7.875%	7/15/2020	$350	$375,375
First Data Corp.†	8.875%	8/15/2020	2,000	2,090,000
Hertz Corp. (The)†	7.50%	10/15/2018	175	177,625
PHH Corp.†	9.25%	3/1/2016	140	144,200
Travelport LLC/Travelport, Inc.†	9.00%	3/1/2016	1,100	1,094,500

Total				5,116,325

Transportation 0.25%
Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018	1,415	1,515,819
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	250	275,000
Navistar International Corp.	8.25%	11/1/2021	700	754,250
Oshkosh Corp.	8.50%	3/1/2020	1,000	1,090,000
Stanadyne Corp.	10.00%	8/15/2014	1,000	1,005,000
TRW Automotive, Inc.†	7.25%	3/15/2017	1,000	1,082,500
TRW Automotive, Inc.†	8.875%	12/1/2017	800	896,000

Total				6,618,569

Utility 0.41%
Calpine Corp.†	7.25%	10/15/2017	5,003	5,003,000
Continental Resources, Inc.†	7.375%	10/1/2020	500	535,000
Continental Resources, Inc.	8.25%	10/1/2019	500	557,500
Covanta Holding Corp.	7.25%	12/1/2020	3,750	3,850,174
Dynegy Holdings, Inc.	8.375%	5/1/2016	500	367,500
NRG Energy, Inc.	7.25%	2/1/2014	500	511,250

Total				10,824,424

Total Corporate Bonds (cost $161,697,233)				169,581,374

FLOATING RATE LOANS(b) 91.16%

Aerospace 2.15%
Delta Air Lines, Inc. Secured Term Loan	8.75%	9/27/2013	1,985	2,009,419
Delta Air Lines, Inc. Term Loan A	2.198% - 2.289%	4/30/2012	4,102	4,021,275
DynCorp International LLC Term Loan B	6.25%	7/5/2016	20,500	20,692,064
Hawker Beechcraft Acquisition Co. LLC LC Facility Deposit	2.289%	3/26/2014	112	95,518
Hawker Beechcraft Acquisition Co. LLC Term Loan	2.256% - 2.289%	3/26/2014	1,873	1,597,691

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Aerospace (continued)
Hawker Beechcraft Acquisition Co. LLC Series A New Term Loan	10.50%	3/26/2014	$495	$490,669
SI Organization, Inc. (The) Term Loan B	5.75%	11/19/2016	7,150	7,141,062
TASC, Inc. Term Loan A	5.50%	12/18/2014	796	800,140
TASC, Inc. Term Loan B	5.75%	12/18/2015	5,796	5,828,804
TransDigm, Inc. Term Loan	2.253% - 2.29%	6/23/2013	2,250	2,239,594
United Airlines, Inc. Term Loan B	2.313%	2/3/2014	11,778	11,265,137

Total				56,181,373

Chemicals 3.22%
Celanese U.S. Holdings LLC Extended Term Loan C	3.29%	10/31/2016	1,909	1,918,841
CF Industries, Inc. Term Loan B1	4.50%	4/6/2015	7,179	7,224,637
Chemtura Exit Term Loan B	5.50%	8/27/2016	15,560	15,689,661
General Chemical Corp. Term Loan B	6.75%	10/6/2015	13,500	13,702,500
Huntsman International LLC Term Loan C	2.503% - 2.521%	6/30/2016	748	734,665
INEOS U.S. Intermediate Finance LLC Term Loan B2	7.501%	12/16/2013	2,368	2,406,576
INEOS U.S. Intermediate Finance LLC Term Loan C2	8.001%	12/16/2014	2,707	2,751,149
Lyondell Chemical Co. Exit Term Loan	5.50%	4/8/2016	16,828	16,882,551
Momentive Performance Materials, Inc. Term Loan B	2.563%	12/4/2013	2,974	2,884,591
Momentive Speciality Chemicals, Inc. Extended Term Loan C1	4.063%	5/5/2015	2,378	2,317,376
Momentive Speciality Chemicals, Inc. Extended Term Loan C2	4.063%	5/5/2015	1,025	999,141
Momentive Speciality Chemicals, Inc. Extended Term Loan C4	4.063%	5/5/2015	1,448	1,419,525
Rockwood Specialties Group, Inc. Term Loan H	6.00%	5/15/2014	5,827	5,871,727
Solutia, Inc. Term Loan B	4.50%	3/17/2017	9,218	9,283,755

Total				84,086,695

Consumer Non-Durables 2.39%
Clopay Ames True Temper Holding Corp. 1st Lien Term Loan	7.75%	9/28/2016	3,600	3,627,000
Hoffmaster Group, Inc. Term Loan B	7.00%	5/12/2016	1,425	1,405,406
Jarden Corp. Term Loan B4	3.539%	1/26/2015	1,415	1,425,739

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Non-Durables (continued)
Levi Strauss & Co. Term Loan	2.503%	3/27/2014	$1,935	$1,839,862
NBTY, Inc. Term Loan B	6.25%	10/2/2017	9,000	9,125,325
Phillips-Van Heusen Corp. Term Loan B	4.75%	5/6/2016	9,668	9,796,163
Reynolds Group Holdings, Inc. U.S. Term Loan	6.75%	5/5/2016	12,060	12,189,794
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan	6.25%	5/5/2016	5,963	6,017,158
Reynolds Group Holdings, Inc. Incremental Tranche A Term Loan	6.25%	8/6/2015	2,500	2,512,188
Reynolds Group Holdings, Inc. Incremental Tranche D Term Loan	6.50%	5/5/2016	4,200	4,239,073
Sensus Metering Systems, Inc. Term Loan B3	7.00%	6/3/2013	6,553	6,594,104
Visant Corp. Term Loan B	7.00%	12/22/2016	3,600	3,637,501

Total				62,409,313

Energy 0.60%
CGGVeritas Services, Inc. Term Loan B1	4.50%	1/12/2014	1,454	1,446,636
Dresser, Inc. 2nd Lien Term Loan	6.034%	5/4/2015	5,500	5,496,563
Dresser, Inc. Term Loan	2.534%	5/4/2014	8,854	8,823,183

Total				15,766,382

Financial 7.45%
AGFS Funding Co. Term Loan B	7.25%	4/21/2015	36,500	36,853,612
Alliant Holdings I, Inc. Term Loan B	3.289%	8/21/2014	4,880	4,782,031
AWAS Capital, Inc. New 1st Lien Term Loan	7.75%	6/10/2016	3,600	3,683,999
CIT Group, Inc. Term Loan 3	6.25%	8/11/2015	32,235	32,814,073
Delos Aircraft, Inc. Term Loan B2	7.00%	3/17/2016	7,139	7,275,836
Fortress Investment Group LLC Term Loan B	5.75%	9/30/2015	11,300	11,462,437
Green Tree Credit Solutions Term Loan B	8.00%	12/18/2015	9,765	9,752,721
HUB International Holdings, Inc. Additional Term Loan	6.75%	6/13/2014	3,960	3,973,199
International Lease Finance Corp. Term Loan B1	6.75%	3/17/2015	27,736	28,211,048
Munder Capital Management Initial Term Loan	6.00%	3/22/2015	1,870	1,880,519
Nuveen Investments, Inc. 1st Lien Term Loan	3.288% - 3.289%	11/13/2014	20,359	19,052,981
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	1,375	1,481,562
Pinafore LLC Term Loan A	6.50%	9/29/2015	7,000	7,018,592
Pinafore LLC Term Loan B	6.75%	9/29/2016	16,800	17,027,069

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial (continued)
Royalty Pharma Finance Trust Term Loan B	2.539%	4/16/2013	$4,551	$4,538,449
USI Holdings Corp. Incremental Term loan	7.00%	5/5/2014	2,475	2,426,737
USI Holdings Corp. Term Loan	2.76%	5/5/2014	2,464	2,337,019

Total				194,571,884

Food/Tobacco 4.57%
ARAMARK Corp. LC-1 Facility	2.281%	1/27/2014	217	214,084
ARAMARK Corp. Term Loan	2.164%	1/27/2014	3,504	3,464,693
Dave & Buster’s, Inc. New Term Loan	6.00%	6/1/2016	3,582	3,582,000
Dean Foods Co. Extended Term Loan B1	3.29%	4/2/2016	2,487	2,476,146
Denny’s, Inc. Term Loan B	6.50%	9/20/2016	11,000	11,068,750
DineEquity, Inc. Term Loan B	6.00%	10/19/2017	19,368	19,664,108
Dole Food Co., Inc. Term Loan B	5.00% - 5.50%	3/2/2017	5,708	5,752,534
Dole Food Co., Inc. Term Loan C	5.00% - 5.50%	3/2/2017	14,177	14,287,857
Dunkin’ Brands, Inc. Term Loan B	5.75%	11/18/2017	13,725	13,875,124
Pinnacle Foods Group, Inc. Term Loan B	2.754%	4/2/2014	1,382	1,349,523
Pinnacle Foods Group, Inc. Term Loan D	6.00%	4/2/2014	10,973	11,117,655
Savers, Inc. Term Loan B	5.75%	3/11/2016	6,965	6,991,119
SUPERVALU, INC. Extended Term Loan B2	3.021% - 3.038%	10/5/2015	575	566,765
SUPERVALU, INC. Term Loan B1	1.521% - 1.538%	6/1/2012	325	319,727
Wendy’s/Arby’s Restaurants LLC Term Loan B	5.00%	5/24/2017	13,766	13,849,525
Wm. Bolthouse Farms, Inc. 1st Lien Term Loan	5.50%	2/11/2016	4,732	4,755,041
Wm. Bolthouse Farms, Inc. 2nd Lien Term Loan	9.50%	8/11/2016	6,000	6,063,750

Total				119,398,401

Forest Products/Containers 2.57%
Anchor Glass Container Corp. 1st Lien Term Loan	6.00%	3/2/2016	8,118	8,138,083
Anchor Glass Container Corp. 2nd Lien Term Loan	10.00%	9/2/2016	2,000	1,992,500
BWAY Corp. New Term Loan B	5.50% - 6.00%	6/16/2017	8,208	8,274,690
BWAY Corp. New Term Loan C	5.50% - 6.00%	6/16/2017	770	775,752
Georgia-Pacific LLC New Term Loan C	3.539% - 3.543%	12/23/2014	5,329	5,349,880
Georgia-Pacific LLC Term Loan B1	2.284% - 2.289%	12/20/2012	3,294	3,294,481
Graham Packaging Co. LP Term Loan C	6.75%	4/5/2014	5,217	5,269,226
Graham Packaging Co. LP Term Loan D	6.00%	9/23/2016	6,500	6,574,477

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forest Products/Containers (continued)
Graphic Packaging International, Inc. Term Loan C	3.004% - 3.04%	5/16/2014	$6,622	$6,590,422
Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B	6.75%	7/15/2016	20,549	20,841,213

Total				67,100,724

Gaming/Leisure 3.82%
24 Hour Fitness Worldwide, Inc. Term Loan	6.75%	4/22/2016	10,374	10,014,157
Ameristar Casinos, Inc. Initial Term Loan	3.539%	11/10/2012	4,961	4,969,619
CCM Merger, Inc. Term Loan B	8.50%	7/13/2012	4,348	4,342,249
Green Valley Ranch Gaming LLC 1st Lien Term Loan B(c)(d)	2.283%	2/16/2014	1,987	1,542,562
Green Valley Ranch Gaming LLC 2nd Lien Term Loan(c)(d)	7.25%	8/16/2014	1,000	32,708
Harrah’s Operating Co., Inc. Incremental Term Loan B4	9.50%	10/31/2016	3,970	4,115,401
Harrah’s Operating Co., Inc. Term Loan B1	3.288%	1/28/2015	7,000	6,134,723
Harrah’s Operating Co., Inc. Term Loan B2	3.288%	1/28/2015	3,229	2,834,629
Harrah’s Operating Co., Inc. Term Loan B3	3.288% - 3.289%	1/28/2015	3,966	3,476,103
IMG Worldwide, Inc. Term Loan B	7.25%	6/11/2015	17,466	17,269,755
Isle of Capri Casinos, Inc. Delayed Draw Term Loan A	5.00%	11/25/2013	799	791,578
Isle of Capri Casinos, Inc. Delayed Draw Term Loan B	5.00%	11/25/2013	908	900,010
Isle of Capri Casinos, Inc. Initial Term Loan	5.00%	11/25/2013	2,270	2,250,024
Las Vegas Sands LLC Extended Delayed Draw Term Loan	3.03%	11/23/2016	1,314	1,234,780
Las Vegas Sands LLC Extended Term Loan B	3.01%	11/23/2016	6,503	6,119,028
Las Vegas Sands LLC Term Loan B	2.03%	5/23/2014	5,000	4,802,085
MGM Mirage Term Loan C	7.00%	2/21/2014	1,976	1,824,634
MGM Mirage Term Loan E	7.00%	2/21/2014	4,742	4,383,555
Penn National Gaming, Inc. Term Loan B	1.99% - 2.04%	10/3/2012	1,000	995,972
SW Acquisition Co., Inc. Term Loan	5.75%	6/1/2016	13,920	14,037,356
Town Sports International, Inc. Term Loan	2.125%	2/27/2014	3,011	2,830,178
Wynn Las Vegas LLC New Term Loan B	3.26%	8/4/2015	5,000	4,877,085

Total				99,778,191

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value

Healthcare 10.23%
Alliance Healthcare Services, Inc. Term Loan B	5.50%	6/1/2016	$6,952	$6,935,817
Aveta Holdings LLC Term Loan Namm	8.00%	4/14/2015	4,331	4,252,746
Aveta Holdings LLC Term Loan MMM	8.00%	4/14/2015	4,331	4,252,746
Bausch & Lomb, Inc. Delayed Draw Term Loan	3.506%	4/24/2015	2,855	2,812,987
Bausch & Lomb, Inc. Parent Term Loan	3.506% - 3.539%	4/24/2015	11,796	11,621,952
Biomet, Inc. Term Loan B	3.253% - 3.289%	3/25/2015	19,426	19,268,494
Butler Animal Health Supply LLC Term Loan	5.50%	12/31/2015	2,233	2,244,291
Catalent Pharma Solutions Dollar Term Loan	2.506%	4/10/2014	5,067	4,797,197
Community Health Systems, Inc. Non Extended Delayed Draw	2.544%	7/25/2014	1,021	999,193
Community Health Systems, Inc. Extended Term Loan	3.756% - 3.794%	1/25/2017	3,000	2,977,314
Community Health Systems, Inc. Non Extended Term Loan	2.506% - 2.544%	7/25/2014	20,550	20,118,913
DaVita, Inc. New Term Loan A	3.01%	10/20/2015	2,000	2,000,938
DaVita, Inc. New Term Loan B	4.50%	10/20/2016	11,300	11,358,805
Fresenius U.S. Finance I, Inc. Term Loan C1	4.50%	9/10/2014	3,748	3,779,709
Fresenius U.S. Finance I, Inc. Term Loan C2	4.50%	9/10/2014	2,215	2,233,762
Grifols, Inc. Term Loan B	6.00%	6/4/2016	15,282	15,457,834
Hanger Orthopedic Group, Inc. Term Loan B	5.25%	12/1/2016	6,600	6,657,750
HCA, Inc. Extended Term Loan B2	3.539%	3/31/2017	10,057	9,953,524
HCA, Inc. Term Loan B	2.539%	11/18/2013	20,764	20,375,301
Health Management Associates, Inc. Term Loan B	2.039%	2/28/2014	10,447	10,197,335
IASIS Healthcare Corp. Delayed Draw Term Loan	2.256%	3/14/2014	476	463,239
IASIS Healthcare Corp. Synthetic Letter of Credit	2.253% - 2.256%	3/14/2014	130	126,374
IASIS Healthcare Corp. Term Loan B	2.256%	3/14/2014	1,374	1,338,410
IASIS Healthcare Corp. Term Loan PIK	5.538%	6/13/2014	1,620	1,567,546
IMS Health, Inc. Term Loan B	5.25%	2/26/2016	11,883	12,019,034
MedAssets, Inc. New Term Loan	5.25%	11/15/2016	3,600	3,624,750
MultiPlan, Inc. Term Loan B	6.50%	8/26/2017	11,077	11,144,426
Mylan Laboratories, Inc. Term Loan B	3.563%	10/2/2014	2,027	2,031,974
National Mentor Holdings, Inc. Letter of Credit	2.15%	6/29/2013	29	27,033
National Mentor Holdings, Inc. Term Loan B	2.29%	6/29/2013	1,457	1,358,810

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare (continued)
Radnet Management, Inc. Term Loan	5.75% - 6.00%	4/1/2016	$3,980	$3,951,396
RehabCare Group, Inc. Term Loan B	6.00%	11/24/2015	9,255	9,314,738
Select Medical Corp. Extended Incremental Term Loan	4.034% - 6.00%	8/22/2014	1,425	1,421,028
Select Medical Corp. Extended Term Loan B	4.034% - 6.00%	8/22/2014	2,469	2,463,182
Universal Health Services, Inc. Term Loan B	5.50%	7/28/2016	5,000	5,063,805
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	14,933	15,024,351
VWR Funding, Inc. Term Loan	2.756%	6/30/2014	3,637	3,512,916
Warner Chilcott plc Additional Term Loan	6.25%	4/30/2015	3,817	3,847,156
Warner Chilcott plc Term Loan A	6.00%	10/30/2014	11,407	11,428,853
Warner Chilcott plc Term Loan B1	6.25%	4/30/2015	2,200	2,218,373
Warner Chilcott plc Term Loan B2	6.25%	4/30/2015	3,663	3,693,993
Warner Chilcott plc Term Loan B3	6.50%	2/22/2016	6,794	6,866,835
Warner Chilcott plc Term Loan B4	6.50%	2/22/2016	2,206	2,231,093

Total				267,035,923

Housing 2.65%
Armstrong World Industries, Inc. Term Loan B	5.00%	5/23/2017	6,300	6,349,877
Atrium Cos., Inc. Exit Term Loan B	7.00%	4/29/2016	12,925	12,569,563
Building Materials Corp. of America 1st Lien Term Loan	3.063%	2/24/2014	1,088	1,083,706
Custom Building Products, Inc. Term Loan B	5.75%	3/19/2015	8,863	8,907,025
Goodman Global, Inc. 1st Lien Term Loan	5.75%	10/28/2016	25,650	25,901,729
Realogy Corp. Delayed Draw Term Loan	3.254% - 3.289%	10/10/2013	7,985	7,382,882
Realogy Corp. Letter of Credit	3.256%	10/10/2013	907	838,715
Realogy Corp. Term Loan	3.286%	10/10/2013	6,654	6,153,036

Total				69,186,533

Information Technology 4.32%
Aspect Software, Inc. New Term Loan B	6.25%	4/19/2016	7,164	7,152,058
Avaya, Inc. Term Loan	3.034%	10/24/2014	9,000	8,188,596
CommScope, Inc. Term Loan B	2.756% - 2.854%	12/26/2014	2,105	2,104,826
Freescale Semiconductor, Inc. Extended Term Loan B	4.504%	12/1/2016	22,748	21,476,607
Intersil Corp. Term Loan	4.75%	4/27/2016	5,586	5,627,895

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Information Technology (continued)
Microsemi Corp. Term Loan B	5.00%	11/2/2017	$6,600	$6,668,752
MSCI, Inc. New Term Loan	4.75%	6/1/2016	15,920	16,019,500
Nuance Communications, Inc. Term Loan B1	2.01%	3/29/2013	981	967,748
Serena Software, Inc. Term Loan B	2.293%	3/10/2013	2,385	2,325,091
Sorenson Communications, Inc. Term Loan C	6.00%	8/16/2013	9,914	9,317,013
SunGard Data Systems, Inc. Incremental Term Loan	6.75%	2/28/2014	14,481	14,574,933
SunGard Data Systems, Inc. Term Loan A	2.003%	2/28/2014	5,677	5,549,053
SunGard Data Systems, Inc. Term Loan B	3.898% - 3.911%	2/26/2016	6,676	6,627,817
Telcordia Technologies, Inc. Term Loan B	6.75%	4/9/2016	6,204	6,260,942

Total				112,860,831

Manufacturing 2.83%
Baldor Electric Co. Term Loan B	5.25%	1/31/2014	10,594	10,653,143
Brand Energy & Infrastructure Services, Inc. Term Loan B2	3.563%	2/7/2014	3,729	3,612,583
Bucyrus International, Inc. Term Loan C	4.25%	2/19/2016	22,544	22,698,437
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan	2.294%	5/31/2014	1,057	1,024,325
Itron, Inc. Dollar Term Loan	3.76%	4/18/2014	3,956	3,981,162
Johnson Diversey, Inc. Term Loan B	5.50%	11/24/2015	15,488	15,613,981
Manitowoc Co., Inc. (The) Term Loan A	5.313%	11/6/2013	1,245	1,253,901
Manitowoc Co., Inc. (The) Term Loan B	8.00%	11/6/2014	3,049	3,093,120
Rexnord Industries LLC Term Loan B	2.813%	7/19/2013	4,456	4,386,835
Veyance Technologies, Inc. 2nd Lien Term Loan	6.003%	7/13/2015	2,994	2,422,383
Veyance Technologies, Inc. Delayed Draw Term Loan	2.76%	7/31/2014	1,219	1,062,889
Veyance Technologies, Inc. Initial Term Loan	2.76%	7/31/2014	4,568	3,983,349

Total				73,786,108

Media/Telecommunications 17.38%
Affinion Group, Inc. Term Loan B	5.00%	10/10/2016	16,915	16,844,515
Alaska Communications Systems Holding, Inc. Term Loan B	6.25%	10/15/2016	10,000	10,070,310
Atlantic Broadband Finance LLC Term Loan B	5.75%	11/8/2015	9,480	9,539,250
Carmike Cinemas, Inc. Term Loan B	5.50%	1/27/2016	9,434	9,488,550
CCO Holdings LLC 3rd Lien Term Loan	2.756%	9/6/2014	1,000	965,500
Cedar Fair LP Term Loan B	5.50%	12/15/2016	4,988	5,053,405

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)
Cengage Learning Acquisitions, Inc. Incremental Term Loan	7.50%	7/3/2014	$6,701	$6,743,298
Cengage Learning Acquisitions, Inc. Term Loan	2.54%	7/3/2014	12,937	11,967,003
Cequel Communications LLC New Term Loan	2.253%	11/5/2013	1,351	1,339,540
Charter Communications Operating LLC Extended Term Loan	3.54%	9/6/2016	4,980	4,885,010
Charter Communications Operating LLC New Term Loan	7.25%	3/6/2014	4,861	5,060,675
Charter Communications Operating LLC Replacement Term Loan	2.255%	3/6/2014	18,580	18,219,247
Cinemark USA, Inc. Extended Term Loan	3.51% - 3.55%	4/29/2016	5,596	5,628,680
Clear Channel Term Loan B	3.903%	1/28/2016	25,000	19,972,225
Consolidated Communications, Inc. Delayed Draw Term Loan	2.76%	12/31/2014	1,000	970,000
Consolidated Communications, Inc. Term Loan B	2.76%	12/31/2014	1,000	970,000
CSC Holdings, Inc. Incremental Term Loan B2	2.003% - 4.00%	3/29/2016	1,979	1,976,801
Entercom Communication LLC Term Loan A	1.386%	6/30/2012	3,682	3,591,195
FoxCo Acquisition Sub LLC Term Loan	7.50%	7/14/2015	15,470	15,315,523
Getty Images, Inc. New Term Loan	5.25%	11/7/2016	12,600	12,727,575
Global Tel*Link Corp. Incremental Term Loan	7.25%	11/2/2016	11,700	11,514,754
Gray Television, Inc. Term Loan B	3.76%	12/31/2014	3,963	3,865,984
Hughes Network Systems LLC Term Loan	2.813%	4/15/2014	2,500	2,400,000
Insight Midwest Holdings, Inc. Initial Term Loan	2.00% -2.04%	4/7/2014	2,988	2,900,092
Integra Telecom, Inc. New Term Loan B	9.25%	4/15/2015	4,988	5,004,123
Intelsat Corp. Term Loan B-2-A (Luxembourg)(a)	2.79%	1/3/2014	1,327	1,302,927
Intelsat Corp. Term Loan B-2-B (Luxembourg)(a)	2.79%	1/3/2014	1,326	1,302,525
Intelsat Corp. Term Loan B-2-C (Luxembourg)(a)	2.79%	1/3/2014	1,326	1,302,525
Intelsat Jackson Holdings Ltd. Term Loan (Luxembourg)(a)	3.29%	2/2/2014	4,000	3,826,000
Intelsat Subsidiary Holding Co., Ltd. Term Loan B (Luxembourg)(a)	2.79%	7/3/2013	3,159	3,108,532

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)
Knology, Inc. New Term Loan B	5.50%	10/17/2016	$11,200	$11,256,000
Lamar Media Corp. Term Loan B	4.25%	12/30/2016	19,700	19,872,257
Level 3 Financing, Inc. Term Loan A	2.539%	3/13/2014	7,000	6,526,247
LIN Television Corp. Delayed Draw Term Loan	4.04%	11/4/2011	394	390,350
Live Nation Entertainment, Inc. Term Loan B	4.50%	11/7/2016	16,930	16,915,745
Mediacom Broadband LLC Term Loan F	4.50%	10/23/2017	10,773	10,710,161
Mediacom Illinois LLC Term Loan D	5.50%	3/31/2017	2,970	2,955,150
Mediacom LLC Term Loan E	4.50%	10/23/2017	14,364	14,094,675
MetroPCS Wireless, Inc. Extended Term Loan B	3.813%	11/4/2016	3,177	3,178,491
MetroPCS Wireless, Inc. Term Loan B	2.563%	11/4/2013	292	289,139
NextMedia Operating, Inc. Term Loan	8.25%	5/27/2016	2,239	2,248,079
Nielsen Finance LLC Term Loan A	2.253%	8/9/2013	2,617	2,574,297
Nielsen Finance LLC Term Loan B	4.003%	5/2/2016	12,142	12,061,552
Nielsen Finance LLC Term Loan C	4.003%	5/2/2016	13,284	13,097,683
Quad/Graphics, Inc. Term Loan B	5.50%	4/14/2016	10,287	10,102,329
Regal Cinemas Corp. Term Loan	3.789%	11/21/2016	6,192	6,222,819
Sinclair Television Group, Inc. Term Loan B	5.50%	10/29/2015	9,784	9,934,970
Six Flags Theme Parks, Inc. Exit Term Loan B	6.00%	6/30/2016	9,756	9,827,853
Telesat Canada U.S. Term Loan I (Canada)(a)	3.26%	10/31/2014	3,159	3,142,864
Telesat Canada U.S. Term Loan II Canada)(a)	3.26%	10/31/2014	271	269,958
TowerCo Finance LLC Term Loan	6.00%	11/24/2014	6,253	6,325,701
Tribune Co. Term Loan B(c)	Zero Coupon	6/4/2014	17,000	10,832,774
U.S. TelePacific Corp. Term Loan	9.25%	8/17/2015	3,980	4,022,288
Universal City Development Partners Ltd. Term Loan B	5.50%	11/6/2014	11,949	12,067,077
Univision Communications, Inc. Extended Term Loan	4.506%	3/31/2017	13,407	12,521,291
Univision Communications, Inc. Initial Term Loan	2.505%	9/29/2014	17,600	16,747,622
Weather Channel Replacement Term Loan	5.00%	9/14/2015	21,603	21,758,499
West Corp. Term Loan B2	2.628% - 2.630%	10/24/2013	2,062	2,042,141
West Corp. Term Loan B5	4.503%	7/15/2016	153	153,793

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)
WideOpenWest Finance LLC 1st Lien Series A Term Loan	6.753% - 8.75%	6/28/2014	$6,700	$6,582,750
WideOpenWest Finance LLC Term Loan	2.753% - 4.75%	6/28/2014	3,181	2,967,129
Windstream Corp. Term Loan B2	3.03% - 3.04%	12/17/2015	3,967	3,988,344
Zuffa LLC Term Loan B	2.313%	6/19/2015	496	480,339

Total				454,016,131

Metals/Minerals 0.64%
Fairmount Minerals Ltd. Term Loan B	6.25% - 6.75%	8/5/2016	3,700	3,753,957
Global Brass & Copper Term Loan B	10.25% - 10.50%	7/29/2015	4,500	4,488,750
John Maneely Co. Term Loan	3.539%	12/9/2013	5,934	5,801,111
Noranda Aluminum Acquisition Corp. Term Loan B	2.006%	5/18/2014	2,845	2,802,014

Total				16,845,832

Retail 5.54%
Bass Pro Group LLC Term Loan	5.00% -5.75%	4/9/2015	13,242	13,328,698
Burlington Coat Factory Warehouse Corp. Term Loan	2.51% - 2.52%	5/28/2013	1,973	1,923,911
Claire’s Stores, Inc. Term Loan B	3.006% - 3.044%	5/29/2014	4,226	3,705,325
Dollar General Corp. Term Loan B1	3.003% - 3.038%	7/7/2014	3,926	3,924,155
Green Mountain Coffee Roasters, Inc. Term Loan B	5.50%	11/23/2016	9,000	9,061,875
Gymboree Corp. Term Loan	5.50%	11/16/2017	9,950	10,004,188
Leslie Poolmart, Inc. Term Loan B	6.00%	11/24/2017	10,000	10,078,130
Michael Foods Group, Inc. Term Loan B	6.25%	6/29/2016	17,955	18,179,437
Michaels Stores, Inc. Term Loan B1	2.563%	10/31/2013	5,544	5,360,289
Michaels Stores, Inc. Term Loan B2	4.813%	7/31/2016	12,207	12,127,143
Neiman-Marcus Group, Inc. (The) Tranche B-1 Term Loan	2.294%	4/5/2013	7,519	7,359,777
PETCO Animal Supplies, Inc. Term Loan B	6.00%	11/24/2017	13,700	13,749,662
Pilot Travel Centers LLC Term Loan B	5.25%	6/30/2016	4,303	4,367,315
Rite Aid Corp. Tranche 3 Term Loan	6.00%	6/4/2014	8,942	8,855,115
Sally Holdings LLC Term Loan B	2.51%	11/15/2013	3,026	3,014,964
Toys “R” Us, Inc. New Term Loan	6.00%	8/17/2016	18,254	18,407,458
Yankee Candle Co., Inc. (The) Term Loan B	2.26%	2/6/2014	1,151	1,128,226

Total				144,575,668

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Service 13.48%
Advantage Sales & Marketing, Inc. Term Loan	5.00%	5/5/2016	$15,423	$15,441,778
Alliance Laundry Systems LLC Term Loan B	6.25%	9/23/2016	11,288	11,433,301
Altegrity, Inc. Incremental Term Loan	7.75%	2/21/2015	6,733	6,766,791
Altegrity, Inc. Term Loan	3.292%	2/21/2015	2,780	2,623,590
Asurion Corp. 1st Lien Term Loan	3.253% - 3.286%	7/3/2014	3,217	3,007,632
Asurion Corp. 2nd Lien Term Loan	6.753%	7/3/2015	4,570	4,272,564
Asurion Corp. Incremental Term Loan B2	6.75%	3/31/2015	22,400	22,140,003
Avis Budget Car Rental LLC New Term Loan	5.75%	4/19/2014	6,704	6,738,522
Booz Allen Hamilton, Inc. Term Loan B	7.50%	7/31/2015	1,871	1,884,772
Booz Allen Hamilton, Inc. Term Loan C	6.00%	7/31/2015	7,950	7,991,714
Brickman Group Holdings, Inc. Term Loan B	7.25%	10/14/2016	13,300	13,433,000
Ceridian Corp. Term Loan	3.253% - 3.271%	11/10/2014	11,948	11,282,023
Dealer Computer Services, Inc. Term Loan B	5.25%	4/21/2017	19,220	19,287,280
EnergySolutions LLC Term Loan	6.25%	8/12/2016	9,875	9,986,347
Fidelity National Information Solutions, Inc. Term Loan B	5.25%	7/18/2016	19,000	19,235,733
Fifth Third Processing Solutions Term Loan B	5.50%	11/1/2016	14,000	14,094,500
First Data Corp. Term Loan B1	3.003%	9/24/2014	19,624	17,738,081
First Data Corp. Term Loan B2	3.003%	9/24/2014	15,183	13,720,372
First Data Corp. Term Loan B3	3.003%	9/24/2014	10,998	9,959,135
Hertz Corp. (The) Synthetic Letter of Credit	2.034%	12/21/2012	310	307,162
Hertz Corp. (The) Term Loan B	2.01%	12/21/2012	1,671	1,656,718
Infogroup, Inc. New Term Loan B	6.25%	7/1/2016	10,973	11,054,794
Interactive Data Corp. Term Loan B	6.75%	1/27/2017	13,466	13,686,423
Language Line LLC Term Loan B	5.50%	11/4/2015	14,357	14,257,824
N.E.W Holdings I LLC Secured Term Loan	6.00%	3/23/2016	11,486	11,424,702
Orbitz Worldwide, Inc. Term Loan	3.256% - 3.294%	7/25/2014	5,565	5,286,571
Protection One Alarm Monitoring, Inc. New Term Loan B	6.00%	5/16/2016	3,978	3,977,567
Rental Services Corp. 2nd Lien Term Loan	3.80%	12/2/2013	13,574	13,282,002
Sabre, Inc. Term Loan B	2.256% -2.288%	9/30/2014	16,709	15,668,800
Sedgwick CMS Holdings, Inc. 1st Lien Term Loan	5.50%	5/27/2016	9,851	9,924,379

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Service (continued)
ServiceMaster Co. Delayed Draw Term Loan	2.76%	7/24/2014	$1,078	$1,023,104
ServiceMaster Co. Term Loan	2.76% - 2.80%	7/24/2014	10,829	10,273,668
RBS World Pay (Ship Luxco 3 Sarl) Facility B2A	6.25%	10/15/2017	9,200	9,257,500
TransUnion LLC Term Loan B	6.75%	6/15/2017	10,683	10,835,486
Travelport LLC Extended Delayed Draw Term Loan	4.79% - 4.963%	8/21/2015	9,500	9,153,250

Total				352,107,088

Transportation 5.19%
Allison Transmission, Inc. Term Loan B	3.01% - 3.05%	8/7/2014	24,547	23,753,933
Dana Corp. Term Loan B	4.51% - 4.54%	1/30/2015	21,119	21,181,545
Federal-Mogul Corp. Term Loan B	2.188%	12/29/2014	6,805	6,155,418
Federal-Mogul Corp. Term Loan C	2.188%	12/28/2015	8,315	7,521,961
Ford Motor Co. Term Loan B1	3.01% - 3.05%	12/16/2013	29,994	29,747,892
Ford Motor Co. Term Loan B2	3.01% - 3.05%	12/16/2013	9,960	9,869,618
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan	2.21%	4/30/2014	1,000	972,083
Navistar Financial Corp. Term Loan	4.563%	12/16/2012	3,960	3,920,400
Ozburn-Hessey Holding Co. LLC Term Loan B	7.50%	4/8/2016	14,262	14,439,937
Tenneco, Inc. Term Loan B	5.039%	6/3/2016	4,040	4,066,336
Tenneco, Inc. Term Loan B1 Letter of Credit	5.254%	3/17/2014	2,722	2,739,937
United Components, Inc. Term Loan B	6.25%	3/23/2017	11,000	11,129,250

Total				135,498,310

Utility 2.13%
Calpine Corp. 1st Priority Term Loan	3.165%	3/29/2014	2,406	2,395,740
Dynegy Holdings, Inc. Synthetic Letter of Credit	4.01%	4/2/2013	1,295	1,266,707
Dynegy Holdings, Inc. Term Loan B	4.01%	4/2/2013	103	101,188
GeNon Energy, Inc. Term Loan B	6.00%	9/8/2017	7,650	7,669,125
New Development Holdings, Inc. Term Loan	7.00%	7/3/2017	15,461	15,763,224
NRG Energy, Inc. Synthetic Letter of Credit	1.789%	2/1/2013	1,326	1,317,261
NRG Energy, Inc. Term Loan	1.789% - 2.039%	2/1/2013	1,325	1,315,571
Texas Competitive Electric Holdings Co. LLC Delayed Draw Term Loan	3.753% - 3.789%	10/10/2014	3,475	2,685,848

See Notes to Financial Statements.

Schedule of Investments (concluded)

FLOATING RATE FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Utility (continued)
Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.753% - 3.789%	10/10/2014	$4,944		$3,831,957
Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.753% - 3.789%	10/10/2014	12,638		9,799,162
Texas Competitive Electric Holdings Co. LLC Term Loan B3	3.753% - 3.789%	10/10/2014	12,168		9,402,557

Total					55,548,340

Total Floating Rate Loans (cost $2,352,922,509)					2,380,753,727

Total Long-Term Investments (cost $2,514,619,742)					2,550,335,101

SHORT-TERM INVESTMENTS 8.56%

Repurchase Agreement 8.56%
Repurchase Agreement dated 11/30/2010, 0.03% due 12/1/2010 with Fixed Income Clearing Corp. collateralized by $127,865,000 of Federal Home Loan Bank at 0.12% due 8/15/2011 and $100,640,000 of Federal Home Loan Mortgage Corp. at 0.25% due 9/30/2011; value: $228,093,281; proceeds: $223,618,186			223,618		223,618,000

Time Deposit 0.00%
State Street Bank & Trust Co. Euro Dollar Time Deposit	0.01%	12/1/2010	–	(e)	651

Total Short-Term Investments (cost $223,618,651)					223,618,651

Total Investments in Securities 106.21% (cost $2,738,238,393)					2,773,953,752

Liabilities in Excess of Cash and Other Assets (6.21%)					(162,287,796)

Net Assets 100.00%					$2,611,665,956

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2010.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown are the rate(s) in effect at November 30, 2010.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security.
(e)	Amount is less than $1,000.

See Notes to Financial Statements.

Schedule of Investments

HIGH YIELD FUND November 30, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 96.99%

COMMON STOCKS 0.49%

Auto Parts & Equipment 0.39%
Cooper-Standard Holdings, Inc.*	17	$708,858
Cooper-Standard Holdings, Inc.*(a)	96	4,042,962

Total		4,751,820

Media: Cable 0.10%
Charter Communications, Inc. Class A*(b)	36	1,220,597

Total Common Stocks (cost $3,340,691)		5,972,417

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.62%

Electronics 0.07%
L-1 Identity Solutions, Inc.	3.75%	5/15/2027	$800	804,000

Packaging 0.20%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	2,500	2,456,250

Pharmaceuticals 0.17%
Teva Pharmaceutical Finance Co. BV (Israel)(c)	1.75%	2/1/2026	2,000	2,147,500

Telecommunications Equipment 0.18%
Ciena Corp.	0.875%	6/15/2017	3,000	2,223,750

Total Convertible Bonds (cost $7,444,664)				7,631,500

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.30%

Agency/Government Related 0.00%
Fannie Mae	8.75%		30	13,500

Auto Parts & Equipment 0.05%
Cooper-Standard Holdings, Inc. PIK(a)	7.00%		3	582,225

Automakers 0.25%
General Motors Co.	4.75%		60	3,042,000

Total Convertible Preferred Stocks (cost $4,908,900)				3,637,725

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
FLOATING RATE LOANS(d) 1.17%

Automakers 0.52%
Ford Motor Co. Term Loan B1	3.01% - 3.05%	12/16/2013		$6,389	$6,336,425

Gaming 0.01%
Green Valley Ranch Gaming LLC 2nd Lien Term Loan(e)	7.25%	8/16/2014		3,250	106,301

Machinery 0.23%
Veyance Technologies, Inc. 2nd Lien Term Loan	6.00%	7/13/2015		3,500	2,832,084

Real Estate Development & Management 0.23%
Realogy Corp. Delayed Draw Term Loan	3.286%	10/10/2013		3,000	2,773,929

Restaurants 0.18%
Dunkin’ Brands, Inc. Term Loan B	5.75%	11/18/2017		2,250	2,274,610

Total Floating Rate Loans (cost $15,096,122)					14,323,349

FOREIGN BOND(f) 0.60%
United Kingdom
R&R Ice Cream Ltd.† (cost $7,844,790)	8.375%	11/15/2017	EUR	5,550	7,418,073

FOREIGN GOVERNMENT OBLIGATIONS 1.45%

Argentina 0.36%
City of Buenos Aires†(c)	12.50%	4/6/2015		$4,000	4,390,000

Brazil 1.09%
Republic of Brazil(f)	12.50%	1/5/2016	BRL	20,000	13,385,046

Total Foreign Government Obligations (cost $17,435,005)					17,775,046

HIGH YIELD CORPORATE BONDS 92.34%

Aerospace/Defense 0.35%
Alliant Techsystems, Inc.	6.875%	9/15/2020		$1,500	1,537,500
Triumph Group, Inc.	8.00%	11/15/2017		2,650	2,742,750

Total					4,280,250

Airlines 2.61%
Delta Air Lines, Inc.†	12.25%	3/15/2015		8,000	9,080,000
United Airlines, Inc.†	12.00%	11/1/2013		10,000	11,150,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Airlines (continued)
United Airlines, Inc.†	12.00%	1/15/2016		$10,495	$11,728,543

Total					31,958,543

Apparel/Textiles 0.41%
Oxford Industries, Inc.	11.375%	7/15/2015		4,500	5,073,750

Auto Loans 1.24%
Ford Motor Credit Co. LLC	12.00%	5/15/2015		12,275	15,219,490

Auto Parts & Equipment 2.14%
Accuride Corp.†	9.50%	8/1/2018		4,700	5,040,750
ArvinMeritor, Inc.	8.125%	9/15/2015		3,250	3,339,375
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018		5,000	5,300,000
Stanadyne Corp.	12.00%	2/15/2015		5,000	4,525,000
Stoneridge, Inc.†	9.50%	10/15/2017		2,675	2,905,718
Tenneco, Inc.†	7.75%	8/15/2018		2,225	2,333,469
TRW Automotive, Inc.†	8.875%	12/1/2017		2,500	2,800,000

Total					26,244,312

Automakers 0.92%
Ford Motor Co.	7.45%	7/16/2031		5,500	5,940,000
Motors Liquidation Co.(e)	7.20%	1/15/2011		8,500	2,645,625
Navistar International Corp.	8.25%	11/1/2021		2,500	2,693,750

Total					11,279,375

Banking 1.48%
Ally Financial, Inc.†	6.25%	12/1/2017		6,900	6,632,625
Ally Financial, Inc.†	8.00%	3/15/2020		3,500	3,613,750
Ally Financial, Inc.	8.00%	11/1/2031		3,000	3,120,000
Goldman Sachs Capital I	6.345%	2/15/2034		5,000	4,677,800
Washington Mutual Bank(e)	6.875%	6/15/2011		10,000	37,500

Total					18,081,675

Beverages 0.85%
Anheuser-Busch InBev Worldwide, Inc.	9.75%	11/17/2015	BRL	17,500	10,372,317

Brokerage 0.30%
Penson Worldwide, Inc.†	12.50%	5/15/2017		$4,000	3,660,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building & Construction 1.18%
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	$6,500	$6,605,625
KB Home	9.10%	9/15/2017	5,000	5,275,000
Lennar Corp.	12.25%	6/1/2017	2,175	2,615,438

Total				14,496,063

Building Materials 1.28%
Associated Materials LLC†	9.125%	11/1/2017	1,375	1,405,938
Cemex Finance LLC†	9.50%	12/14/2016	3,500	3,517,500
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	4,100	3,956,500
Ply Gem Industries, Inc.	11.75%	6/15/2013	4,000	4,260,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	8.625%	12/1/2017	2,500	2,493,750

Total				15,633,688

Chemicals 1.59%
Celanese US Holdings LLC†	6.625%	10/15/2018	2,300	2,369,000
Huntsman International LLC	8.625%	3/15/2020	5,650	6,059,625
Lyondell Chemical Co.†	8.00%	11/1/2017	2,250	2,432,813
Momentive Performance Materials, Inc.†	9.00%	1/15/2021	5,000	4,987,500
Omnova Solutions, Inc.†	7.875%	11/1/2018	1,750	1,750,000
Vertellus Specialties, Inc.†	9.375%	10/1/2015	1,850	1,933,250

Total				19,532,188

Computer Hardware 0.45%
Brocade Communications Systems, Inc.	6.625%	1/15/2018	5,200	5,512,000

Consumer/Commercial/Lease Financing 3.55%
American General Finance Corp.	6.90%	12/15/2017	4,225	3,369,437
CIT Group Funding Co. of Delaware LLC	10.25%	5/1/2017	12,000	12,324,120
CIT Group, Inc.	7.00%	5/1/2017	7,500	7,350,000
GE Capital Trust I(g)	6.375%	11/15/2067	7,000	6,956,250
International Lease Finance Corp.†	8.75%	3/15/2017	7,500	7,912,500
Provident Funding Associates†	10.25%	4/15/2017	5,400	5,602,500

Total				43,514,807

Consumer Products 0.80%
American Achievement Corp.†	10.875%	4/15/2016	975	967,688
Easton-Bell Sports, Inc.	9.75%	12/1/2016	4,325	4,649,375
Jarden Corp.	6.125%	11/15/2022	2,000	1,952,500

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Products (continued)
Viking Acquisition, Inc.†	9.25%	11/1/2018	$2,200	$2,205,500

Total				9,775,063

Department Stores 0.76%
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	3,000	2,970,000
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	6,000	6,345,000

Total				9,315,000

Diversified Capital Goods 1.45%
Amsted Industries, Inc.†	8.125%	3/15/2018	2,500	2,675,000
Mueller Water Products, Inc.	8.75%	9/1/2020	1,925	2,122,313
Park-Ohio Industries, Inc.	8.375%	11/15/2014	2,325	2,348,250
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	6,000	6,180,000
SPX Corp.†	6.875%	9/1/2017	4,250	4,483,750

Total				17,809,313

Electric: Generation 2.04%
Astoria Depositor Corp.†	8.144%	5/1/2021	2,250	2,255,625
Calpine Corp.†	7.50%	2/15/2021	4,000	3,950,000
Covanta Holding Corp.	7.25%	12/1/2020	4,000	4,106,852
Dynegy Holdings, Inc.	7.75%	6/1/2019	3,000	1,972,500
Edison Mission Energy	7.75%	6/15/2016	2,500	2,150,000
Energy Future Holdings Corp.	6.55%	11/15/2034	6,000	2,250,000
GenOn Escrow Corp.†	9.875%	10/15/2020	6,000	5,745,000
NRG Energy, Inc.	7.25%	2/1/2014	2,500	2,556,250

Total				24,986,227

Electric: Integrated 0.42%
AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(c)	9.50%	11/12/2020	5,000	5,125,000

Electronics 1.80%
Advanced Micro Devices, Inc.†	7.75%	8/1/2020	2,450	2,523,500
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,250	8,683,125
Freescale Semiconductor, Inc.†	10.75%	8/1/2020	5,000	4,987,500
NXP BV LLC (Netherlands)†(c)	9.75%	8/1/2018	2,500	2,712,500
ViaSystems, Inc.†	12.00%	1/15/2015	2,850	3,206,250

Total				22,112,875

Energy: Exploration & Production 3.12%
Berry Petroleum Co	6.75%	11/1/2020	2,000	1,995,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)
Berry Petroleum Co.	10.25%	6/1/2014	$6,000	$6,840,000
BreitBurn Energy Partners LP†	8.625%	10/15/2020	850	852,125
Brigham Exploration Co.†	8.75%	10/1/2018	3,475	3,718,250
Chesapeake Energy Corp.	6.625%	8/15/2020	4,000	4,050,000
Cimarex Energy Co.	7.125%	5/1/2017	3,500	3,675,000
Denbury Resources, Inc.	8.25%	2/15/2020	3,469	3,798,555
Forest Oil Corp.	7.25%	6/15/2019	5,000	5,125,000
LINN Energy LLC/LINN Energy Finance Corp.†	7.75%	2/1/2021	3,900	3,978,000
OPTI Canada, Inc. (Canada)(c)	8.25%	12/15/2014	1,200	840,000
QEP Resources, Inc.	6.875%	3/1/2021	2,000	2,120,000
Whiting Petroleum Corp.	6.50%	10/1/2018	1,250	1,275,000

Total				38,266,930

Environmental 0.67%
Casella Waste Systems, Inc.	11.00%	7/15/2014	6,000	6,570,000
EnergySolutions, Inc./EnergySolutions LLC†	10.75%	8/15/2018	1,500	1,646,250

Total				8,216,250

Food & Drug Retailers 0.53%
Ingles Markets, Inc.	8.875%	5/15/2017	4,550	4,936,750
Stater Bros Holdings, Inc.†	7.375%	11/15/2018	1,500	1,500,000

Total				6,436,750

Food: Wholesale 1.78%
Arcor (Argentina)†(c)	7.25%	11/9/2017	525	548,625
Bumble Bee Foods LLC	7.75%	12/15/2015	2,700	3,091,500
NBTY, Inc.†	9.00%	10/1/2018	1,225	1,292,375
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	12,700	13,573,125
Viskase Cos., Inc.†	9.875%	1/15/2018	3,200	3,328,000

Total				21,833,625

Forestry/Paper 2.70%
Appleton Papers, Inc.†	11.25%	12/15/2015	2,000	1,580,000
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	4,325	5,092,687
Clearwater Paper Corp.	10.625%	6/15/2016	3,625	4,177,813
Georgia-Pacific LLC	9.50%	12/1/2011	3,500	3,775,625
NewPage Corp.	11.375%	12/31/2014	5,500	5,005,000
PE Paper Escrow GmbH (Austria)†(c)	12.00%	8/1/2014	5,000	5,758,655

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Forestry/Paper (continued)
Rock-Tenn Co.	9.25%		3/15/2016	$5,000	$5,425,000
Verso Paper Holdings LLC/Verso Paper, Inc.	9.125%		8/1/2014	2,250	2,244,375

Total					33,059,155

Gaming 3.57%
Boyd Gaming Corp.†	9.125%		12/1/2018	5,100	4,819,500
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%		10/15/2015	3,000	2,902,500
Harrah’s Operating Co., Inc.†	12.75%		4/15/2018	5,275	5,195,875
Marina District Finance Co., Inc.†	9.50%		10/15/2015	3,000	2,850,000
MGM Resorts International	11.125%		11/15/2017	2,000	2,270,000
MGM Resorts International	11.375%		3/1/2018	6,000	6,210,000
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%		4/15/2016	2,500	2,606,250
Mohegan Tribal Gaming Authority	8.00%		4/1/2012	425	376,125
Mohegan Tribal Gaming Authority†	11.50%		11/1/2017	6,250	5,718,750
River Rock Entertainment Authority (The)	9.75%		11/1/2011	2,025	1,842,750
Scientific Games International, Inc.	9.25%		6/15/2019	3,250	3,380,000
Seminole Indian Tribe of Florida†	7.75%		10/1/2017	1,300	1,343,062
Snoqualmie Entertainment Authority†	4.428%	#	2/1/2014	5,000	4,175,000

Total					43,689,812

Gas Distribution 3.67%
El Paso Corp.	7.75%		1/15/2032	9,900	10,365,349
El Paso Corp.	8.05%		10/15/2030	14,960	15,949,335
Ferrellgas LP/Ferrellgas Finance Corp.†	6.50%		5/1/2021	1,500	1,485,000
Ferrellgas Partners LP	8.625%		6/15/2020	3,150	3,425,625
Genesis Energy LP/Genesis Energy Finance Corp.†	7.875%		12/15/2018	1,150	1,142,813
Inergy LP/Inergy Finance Corp.	8.25%		3/1/2016	12,021	12,561,945

Total					44,930,067

Health Facilities 4.82%
American Renal Holdings†	8.375%		5/15/2018	4,000	4,160,000
Biomet, Inc.	11.625%		10/15/2017	6,000	6,645,000
Community Health Systems, Inc.	8.875%		7/15/2015	1,600	1,678,000
HCA, Inc.	7.875%		2/15/2020	6,000	6,412,500
HCA, Inc.	9.125%		11/15/2014	10,000	10,450,000
HealthSouth Corp.	8.125%		2/15/2020	5,000	5,443,750
National Mentor Holdings, Inc.	11.25%		7/1/2014	2,500	2,540,625

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Facilities (continued)
Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	$2,500	$2,500,000
Radnet Management, Inc.†	10.375%	4/1/2018	3,250	3,006,250
Tenet Healthcare Corp.†	8.00%	8/1/2020	3,975	3,905,437
Tenet Healthcare Corp.	9.00%	5/1/2015	5,000	5,387,500
UHS Escrow Corp.†	7.00%	10/1/2018	2,425	2,522,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	4,300	4,364,500

Total				59,015,562

Hotels 0.23%
FelCor Lodging LP	10.00%	10/1/2014	2,500	2,778,125

Integrated Energy 0.29%
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	3,714	3,584,901

Investments & Miscellaneous Financial Services 0.66%
KKR Group Finance Co.†	6.375%	9/29/2020	5,000	5,092,540
Nuveen Investments, Inc.	10.50%	11/15/2015	3,000	3,003,750

Total				8,096,290

Leisure 1.65%
Diamond Resorts Corp.†	12.00%	8/15/2018	2,100	2,152,500
Equinox Holdings, Inc.†	9.50%	2/1/2016	3,000	3,142,500
MU Finance plc (United Kingdom)†(c)	8.375%	2/1/2017	5,000	5,062,500
Speedway Motorsports, Inc.	8.75%	6/1/2016	3,500	3,780,000
Universal City Development Partners Ltd.	8.875%	11/15/2015	2,319	2,458,140
Universal City Development Partners Ltd.	10.875%	11/15/2016	3,325	3,624,250

Total				20,219,890

Life Insurance 0.48%
MetLife Capital Trust X†(h)	9.25%	4/8/2038	5,000	5,937,500

Machinery 1.53%
Altra Holdings, Inc.	8.125%	12/1/2016	2,250	2,351,250
Baldor Electric Co.	8.625%	2/15/2017	5,600	6,272,000
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	2,725	2,888,500
CPM Holdings, Inc.†	10.625%	9/1/2014	3,500	3,727,500
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	3,250	3,493,750

Total				18,733,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Broadcast 4.91%
Clear Channel Communications, Inc.	10.75%	8/1/2016	$9,000	$6,795,000
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	2,650	2,908,375
Gray Television, Inc.	10.50%	6/29/2015	5,000	5,025,000
LIN Television Corp.	8.375%	4/15/2018	2,000	2,110,000
Rainbow National Services LLC†	10.375%	9/1/2014	7,750	8,089,062
Salem Communications Corp.	9.625%	12/15/2016	5,257	5,519,850
Sinclair Television Group, Inc.†	9.25%	11/1/2017	4,250	4,621,875
Sirius XM Radio, Inc.†	8.75%	4/1/2015	5,600	5,922,000
Univision Communications, Inc.†	8.50%	5/15/2021	5,000	4,800,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	3,237	3,366,613
XM Satellite Radio, Inc.†	11.25%	6/15/2013	10,000	11,050,000

Total				60,207,775

Media: Cable 1.82%
CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	2,800	3,307,092
CCO Holdings LLC/CCO Holdings Capital Corp.†	7.25%	10/30/2017	1,125	1,141,875
DISH DBS Corp.	7.125%	2/1/2016	3,000	3,097,500
Mediacom Communications Corp.	9.125%	8/15/2019	8,000	8,120,000
Virgin Media Finance plc (United Kingdom)(c)	9.125%	8/15/2016	2,500	2,668,750
Virgin Media Finance plc (United Kingdom)(c)	9.50%	8/15/2016	3,500	3,928,750

Total				22,263,967

Media: Diversified 0.64%
Entravision Communications Corp.†	8.75%	8/1/2017	850	892,500
Liberty Media LLC	8.50%	7/15/2029	7,000	6,930,000

Total				7,822,500

Media: Services 1.91%
Lamar Media Corp.	7.875%	4/15/2018	1,000	1,060,000
MDC Partners, Inc. (Canada)(c)	11.00%	11/1/2016	4,000	4,480,000
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011)~	Zero Coupon	8/1/2016	12,500	12,687,500
WMG Acquisition Corp.	9.50%	6/15/2016	4,925	5,158,938

Total				23,386,438

Medical Products 0.45%
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	5,000	5,487,500

Metals/Mining (Excluding Steel) 1.50%
Compass Minerals International, Inc.	8.00%	6/1/2019	3,000	3,285,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Metals/Mining (Excluding Steel) (continued)
CONSOL Energy, Inc.†	8.00%	4/1/2017		$5,000	$5,400,000
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017		2,500	2,795,972
Murray Energy Corp.†	10.25%	10/15/2015		1,500	1,537,500
Patriot Coal Corp.	8.25%	4/30/2018		2,650	2,663,250
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018		1,850	1,891,625
Teck Resources Ltd. (Canada)(c)	10.25%	5/15/2016		689	853,216

Total					18,426,563

Multi-Line Insurance 1.16%
AXA SA (France)†(c)	6.379%	–	(j)	6,250	5,812,500
Genworth Financial, Inc.(i)	6.15%	11/15/2066		4,500	3,465,000
ZFS Finance (USA) Trust V†	6.50%	5/9/2037		5,000	4,887,500

Total					14,165,000

Oil Field Equipment & Services 0.96%
Basic Energy Services, Inc.	11.625%	8/1/2014		4,600	5,106,000
Precision Drilling Corp. (Canada)†(c)	6.625%	11/15/2020		3,000	3,037,500
Thermon Industries, Inc.†	9.50%	5/1/2017		3,325	3,557,750

Total					11,701,250

Oil Refining & Marketing 0.79%
Frontier Oil Corp.	6.875%	11/15/2018		1,275	1,300,500
Northern Tier Energy LLC and Northern Tier Finance Corp.†	10.50%	12/1/2017		8,200	8,343,500

Total					9,644,000

Packaging 1.73%
Ardagh Packaging Finance plc (Ireland)†(c)	7.375%	10/15/2017		2,600	2,684,500
Ardagh Packaging Finance plc (Ireland)†(c)	9.125%	10/15/2020		1,775	1,837,125
Graham Packaging Co. LP/GPC Capital Corp. I	9.875%	10/15/2014		4,100	4,264,000
Graphic Packaging International, Inc.	9.50%	6/15/2017		5,500	5,995,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	7.125%	4/15/2019		2,350	2,402,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018		2,000	2,000,000
Solo Cup Co.	10.50%	11/1/2013		1,875	1,964,063

Total					21,147,563

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Printing & Publishing 0.67%
McClatchy Co. (The)	11.50%	2/15/2017	$6,500	$6,841,250
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,300	1,345,500

Total				8,186,750

Property & Casualty 1.00%
Liberty Mutual Group, Inc.†(k)	10.75%	6/15/2058	10,000	12,300,000

Real Estate Investment Trusts 1.15%
Developers Diversified Realty Corp.	7.875%	9/1/2020	2,500	2,869,880
DuPont Fabros Technology LP	8.50%	12/15/2017	5,850	6,361,875
Sabra Health Care LP/Sabra Capital Corp.†	8.125%	11/1/2018	1,675	1,700,125
Sabra Health Care REIT, Inc.	9.125%	4/15/2015	3,000	3,225,000

Total				14,156,880

Restaurants 0.92%
DineEquity, Inc.†	9.50%	10/30/2018	2,500	2,600,000
Dunkin’ Finance Corp.†	9.625%	12/1/2018	3,000	3,033,750
OSI Restaurant Partners LLC	10.00%	6/15/2015	5,500	5,692,500

Total				11,326,250

Software/Services 2.56%
Fidelity National Information Services, Inc.†	7.625%	7/15/2017	1,475	1,563,500
First Data Corp.†	8.875%	8/15/2020	2,200	2,299,000
First Data Corp.	11.25%	3/31/2016	2,200	1,705,000
SunGard Data Systems, Inc.†	7.375%	11/15/2018	2,250	2,238,750
SunGard Data Systems, Inc.†	7.625%	11/15/2020	2,500	2,512,500
SunGard Data Systems, Inc.	10.25%	8/15/2015	8,375	8,710,000
Unisys Corp.	12.50%	1/15/2016	1,100	1,232,000
Unisys Corp.†	14.25%	9/15/2015	6,615	7,987,612
Vangent, Inc.	9.625%	2/15/2015	3,500	3,176,250

Total				31,424,612

Specialty Retail 1.74%
Claire’s Stores, Inc. PIK	9.625%	6/1/2015	2,500	2,258,533
Limited Brands, Inc.	7.60%	7/15/2037	3,000	2,955,000
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	2,250	2,278,125
QVC, Inc.†	7.125%	4/15/2017	3,750	3,956,250
Sally Holdings LLC/Sally Capital, Inc.	9.25%	11/15/2014	4,000	4,180,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	5,000	5,650,000

Total				21,277,908

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Steel Producers/Products 0.16%
United States Steel Corp.	7.375%		4/1/2020	$2,000	$2,007,500

Support: Services 5.19%
Avis Budget Car Rental	9.625%		3/15/2018	6,710	7,062,275
Bankrate, Inc.†	11.75%		7/15/2015	1,750	1,916,250
Cardtronics, Inc.	8.25%		9/1/2018	3,350	3,517,500
FTI Consulting, Inc.†	6.75%		10/1/2020	3,375	3,425,625
Hertz Corp. (The)†	7.50%		10/15/2018	1,775	1,801,625
Hertz Corp. (The)	10.50%		1/1/2016	12,000	12,660,000
Mobile Mini, Inc.†	7.875%		12/1/2020	2,775	2,854,781
NES Rentals Holdings, Inc.†	12.25%		4/15/2015	2,800	2,450,000
PHH Corp.†	9.25%		3/1/2016	2,000	2,060,000
Rental Service Corp.†	10.00%		7/15/2017	6,000	6,660,000
Travelport LLC	11.875%		9/1/2016	11,000	11,302,500
United Rentals (North America), Inc.	10.875%		6/15/2016	5,000	5,700,000
West Corp. †	8.625%		10/1/2018	2,100	2,194,500

Total					63,605,056

Telecommunications Equipment 0.37%
Alcatel-Lucent USA, Inc.	6.45%		3/15/2029	5,500	4,482,500

Telecommunications: Integrated/Services 3.97%
Angel Lux Common SA (Luxembourg)†(c)	8.875%		5/1/2016	11,000	11,770,000
Equinix, Inc.	8.125%		3/1/2018	3,000	3,157,500
GCI, Inc.	8.625%		11/15/2019	5,000	5,462,500
Hughes Network Systems LLC	9.50%		4/15/2014	4,642	4,781,260
Intelsat Jackson Holdings SA (Luxembourg)(c)	11.25%		6/15/2016	5,000	5,368,750
Intelsat Luxembourg SA (Luxembourg) PIK(c)	11.50%		2/4/2017	6,217	6,388,160
Level 3 Financing, Inc.	10.00%		2/1/2018	3,750	3,468,750
Qwest Communications International, Inc.	8.00%		10/1/2015	7,750	8,273,125

Total					48,670,045

Telecommunications: Wireless 5.90%
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%		12/1/2015	1,250	1,329,688
Digicel Group Ltd. (Jamaica)†(c)	10.50%		4/15/2018	5,000	5,525,000
GeoEye, Inc.	9.625%		10/1/2015	3,500	3,937,500
iPCS, Inc.	2.412%	#	5/1/2013	5,000	4,800,000
MetroPCS Wireless, Inc.	6.625%		11/15/2020	6,425	6,135,875
MetroPCS Wireless, Inc.	7.875%		9/1/2018	3,250	3,384,062

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Wireless (continued)
Nextel Communications, Inc.	6.875%	10/31/2013	$19,000	$19,071,250
Sprint Capital Corp.	8.75%	3/15/2032	10,000	9,950,000
Wind Acquisition Finance SA (Italy)†(c)	7.25%	2/15/2018	2,250	2,221,875
Wind Acquisition Finance SA (Italy)†(c)	12.00%	12/1/2015	15,000	15,918,750

Total				72,274,000

Theaters & Entertainment 1.16%
AMC Entertainment, Inc.	11.00%	2/1/2016	3,775	4,020,375
Cinemark USA, Inc.	8.625%	6/15/2019	2,500	2,693,750
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	2,450	2,486,750
Regal Entertainment Group	9.125%	8/15/2018	675	715,500
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	3,950	4,305,500

Total				14,221,875

Transportation (Excluding Air/Rail) 0.36%
Navios Maritime Holdings, Inc. (Greece)(c)	9.50%	12/15/2014	4,250	4,420,000

Total High Yield Corporate Bonds (cost $1,075,922,324)				1,131,385,725

	Exercise Price	Expiration Date	Shares (000)
WARRANTS 0.02%

Auto Parts & Equipment
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	7	145,929
Cooper-Standard Holdings, Inc.*(a)	27.33	11/27/2017	6	117,075

Total Warrants (cost $123,345)				263,004

Total Long-Term Investments (cost $1,132,115,841)				1,188,406,839

			Principal Amount (000)
SHORT-TERM INVESTMENT 2.51%

Repurchase Agreement
Repurchase Agreement dated 11/30/2010, 0.03% due 12/1/2010 with Fixed Income Clearing Corp. collateralized by $31,410,000 of Federal Home Loan Mortgage Corp. at 0.515% due 11/26/2012; value: $31,331,475; proceeds: $30,714,616 (cost $30,714,591)			$30,715	30,714,591

Total Investments in Securities 99.50% (cost $1,162,830,432)				1,219,121,430

Cash and Other Assets in Excess of Liabilities 0.50%				6,095,821

Net Assets 100.00%				$1,225,217,251

See Notes to Financial Statements.

Schedule of Investments (concluded)

HIGH YIELD FUND November 30, 2010

BRL	Brazilian real.
EUR	euro.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2010.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Restricted securities of Cooper-Standard Holdings, Inc. acquired through private placement during the fiscal year ended November 30, 2010 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at November 30, 2010
Common Stock	May 24, 2010	96,261	$2,120,030	$42.00
Convertible Preferred Stock	May 24, 2010	3,292	329,200	175.00
Convertible Preferred Stock	July 29, 2010	35	3,500	175.00
Warrant	May 27, 2010	5,576	–	21.00

(b)	Restricted security. The Fund acquired 68,210 shares in a private placement on June 11, 2009 for a cost of $1,278,938. The fair value per share on November 30, 2010 is $33.52.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown are the rate(s) in effect at November 30, 2010.
(e)	Defaulted security.
(f)	Investment in non-U.S. denominated security.
(g)	Debenture pays interest at an annual fixed rate of 6.375% through November 15, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.289% through November 15, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to November 15, 2017.
(h)	Debenture pays interest at an annual fixed rate of 9.25% through April 8, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 5.54% through April 8, 2068. This debenture is subject to full redemption at the option of the issuer any time prior to April 8, 2038.
(i)	Debenture pays interest at an annual fixed rate of 6.15% through November 15, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.0025% through November 15, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to November 15, 2016.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

See Notes to Financial Statements.

Schedule of Investments

INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.57%

ASSET-BACKED SECURITIES 3.52%

Automobiles 2.09%
Capital One Prime Auto Receivables Trust 2007-1 A4	0.273%	#	12/15/2012	$1,390	$1,389,116
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	1,083	1,084,666
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	1,000	999,157
Chrysler Financial Lease Trust 2010-A A2†	1.78%		6/15/2011	1,345	1,346,846
Ford Credit Auto Lease Trust 2009-A A3†	3.71%		1/15/2014	1,175	1,189,506
Ford Credit Auto Lease Trust 2010-A A2†	1.04%		3/15/2013	2,175	2,177,126
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	4,055	4,049,390
Ford Credit Auto Owner Trust 2009-E A2	0.80%		3/15/2012	1,662	1,663,304
Ford Credit Auto Owner Trust 2010-B A2	0.65%		12/15/2012	450	450,030
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%		7/15/2012	212	212,589
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	691	691,425
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%		8/15/2012	2,500	2,501,728
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	3,227	3,249,619

Total					21,004,502

Credit Cards 0.42%
Bank of America Credit Card Trust 2007-A2	0.273%	#	6/17/2013	850	849,810
Capital One Multi-Asset Execution Trust 2006-A4	0.293%	#	12/16/2013	340	339,895
Chase Issuance Trust 2006-A1 A	0.293%	#	4/15/2013	2,000	1,999,639
GE Capital Credit Card Master Note Trust 2009-1 A	2.353%	#	4/15/2015	1,000	1,020,428

Total					4,209,772

Other 1.01%
CNH Equipment Trust 2007-A A4	0.293%	#	9/17/2012	767	767,402
Illinois Student Assistance Commission 2010-1 A2	1.337%		4/25/2022	2,150	2,158,922
SLM Student Loan Trust 2006-2 A5(a)	0.398%	#	7/25/2025	2,045	1,962,482
SLM Student Loan Trust 2006-3 A3	0.328%	#	4/25/2017	1,041	1,041,126
SLM Student Loan Trust 2006-6 A1	0.278%	#	10/25/2018	321	320,468
SLM Student Loan Trust 2008-1 A1	0.538%	#	7/25/2013	737	736,897
SLM Student Loan Trust 2008-5 A4(a)	1.988%	#	7/25/2023	3,070	3,198,642

Total					10,185,939

Total Asset-Backed Securities (cost $35,400,773)					35,400,213

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS 79.75%

Aerospace/Defense 0.08%
Embraer Overseas Ltd. (Brazil)(b)	6.375%	1/15/2020	$400	$432,000
L-3 Communications Corp.	6.375%	10/15/2015	375	388,125

Total				820,125

Air Transportation 2.16%
Continental Airlines, Inc.	4.75%	1/12/2021	800	808,016
Continental Airlines, Inc.	6.545%	2/2/2019	1,707	1,796,481
Continental Airlines, Inc.	7.25%	11/10/2019	1,259	1,419,776
Delta Air Lines, Inc.	6.20%	7/2/2018	750	806,250
Delta Air Lines, Inc.	6.821%	8/10/2022	2,913	3,138,781
Northwest Airlines, Inc.	7.027%	11/1/2019	4,074	4,318,419
Qantas Airways Ltd. (Australia)†(b)	6.05%	4/15/2016	3,000	3,275,337
Southwest Airlines Co.	6.65%	8/1/2022	722	789,223
United Airlines, Inc.	6.636%	7/2/2022	3,994	4,103,919
United Airlines, Inc.	9.75%	1/15/2017	1,142	1,290,540

Total				21,746,742

Apparel 0.25%
Phillips-Van Heusen Corp.	7.75%	11/15/2023	2,300	2,514,102

Auto Parts & Equipment 0.07%
BorgWarner, Inc.	4.625%	9/15/2020	700	719,945

Auto Parts: Original Equipment 0.59%
Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018	500	535,625
ITC Holdings Corp.†	5.50%	1/15/2020	650	707,260
ITC Holdings Corp.†	6.05%	1/31/2018	4,130	4,660,466

Total				5,903,351

Automotive 0.29%
Pactiv Corp.	7.95%	12/15/2025	2,943	2,812,160
Tenneco, Inc.†	7.75%	8/15/2018	100	104,875

Total				2,917,035

Banks: Diversified 3.79%
Banco Internacional del Peru SAA (Peru)†(b)	5.75%	10/7/2020	575	566,375
BanColombia SA (Colombia)(b)	6.125%	7/26/2020	521	532,723
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	3,000	2,950,545

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified (continued)
Barclays Bank plc (United Kingdom)(b)	6.75%	5/22/2019	$655	$744,548
BOM Capital plc (Ireland)†(b)	6.699%	3/11/2015	300	305,250
Canadian Imperial Bank of Commerce (Canada)†(b)	2.00%	2/4/2013	2,000	2,044,716
CIT Group, Inc.	7.00%	5/1/2017	3,770	3,694,600
Citigroup, Inc.	8.50%	5/22/2019	775	950,482
Corporacion Andina de Fomento (Venezuela)(b)	3.75%	1/15/2016	135	136,293
Credit Suisse AG (Switzerland)(b)	5.40%	1/14/2020	1,000	1,039,058
Credit Suisse NY	5.30%	8/13/2019	600	644,722
Discover Bank	8.70%	11/18/2019	3,575	4,279,300
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	3,000	2,975,700
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	4,223	4,580,236
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	1,150	1,182,393
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,000	1,053,696
Itau Unibanco Holding SA (Brazil)†(b)	6.20%	4/15/2020	600	631,810
Morgan Stanley	6.25%	8/28/2017	1,104	1,200,046
Silicon Valley Bank	6.05%	6/1/2017	2,700	2,823,471
Stadshypotek AB (Sweden)†(b)	1.45%	9/30/2013	2,500	2,512,575
Standard Chartered plc (United Kingdom)†(b)	3.85%	4/27/2015	575	597,207
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%	7/29/2015	2,000	2,027,664
VTB Capital SA (Luxembourg)†(b)	6.875%	5/29/2018	300	315,000
Woori Bank (South Korea)†(b)	4.50%	10/7/2015	350	359,360

Total				38,147,770

Banks: Money Center 0.16%
SVB Financial Group	5.375%	9/15/2020	1,591	1,592,077

Banks: Regional 0.11%
Regions Financial Corp.	7.75%	11/10/2014	1,150	1,122,182

Beverages 0.67%
Anheuser-Busch InBev Worldwide, Inc.†	8.20%	1/15/2039	1,395	1,970,902
Bacardi Ltd.†	8.20%	4/1/2019	3,520	4,480,612
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	300	316,500

Total				6,768,014

Biotechnology Research & Production 1.05%
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,275	1,300,500
Bio-Rad Laboratories, Inc.	7.50%	8/15/2013	250	253,750
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	4,750	5,213,125

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Biotechnology Research & Production (continued)
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	$1,375	$1,619,062
FMC Finance III SA (Luxembourg)(b)	6.875%	7/15/2017	2,020	2,166,450

Total				10,552,887

Broadcasting 0.14%
Allbritton Communications Co.	8.00%	5/15/2018	750	748,125
Salem Communications Corp.	9.625%	12/15/2016	660	693,000

Total				1,441,125

Brokers 0.53%
Raymond James Financial, Inc.	8.60%	8/15/2019	4,500	5,357,502

Building Materials 0.79%
Associated Materials LLC†	9.125%	11/1/2017	450	460,125
Building Materials Corp. of America†	7.00%	2/15/2020	3,593	3,718,755
Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	3,000	3,200,796
Rearden G Holdings EINS GmbH (Germany)†(b)	7.875%	3/30/2020	500	535,000

Total				7,914,676

Business Services 1.03%
Hillenbrand, Inc.	5.50%	7/15/2020	4,092	4,210,222
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	540	552,486
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	4,375	4,298,665
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	142	146,704
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,100	1,177,000

Total				10,385,077

Cable Services 1.92%
Comcast Corp.	6.40%	3/1/2040	4,000	4,288,904
Comcast Corp.	6.95%	8/15/2037	4,595	5,253,339
Time Warner Cable, Inc.	7.30%	7/1/2038	3,745	4,414,891
Time Warner Cable, Inc.	8.75%	2/14/2019	4,125	5,374,760

Total				19,331,894

Chemicals 2.82%
Airgas, Inc.	7.125%	10/1/2018	5,900	6,512,125
Ashland, Inc.	9.125%	6/1/2017	247	284,668
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	1,630	1,711,500

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Chemicals (continued)
Chemtura Corp.†	7.875%		9/1/2018	$300	$318,000
Dow Chemical Co. (The)	9.40%		5/15/2039	4,885	6,897,986
Incitec Pivot Finance LLC†	6.00%		12/10/2019	3,775	3,945,959
Lyondell Chemical Co.	11.00%		5/1/2018	340	379,950
Methanex Corp. (Canada)(b)	6.00%		8/15/2015	2,450	2,406,789
Methanex Corp. (Canada)(b)	8.75%		8/15/2012	2,500	2,640,625
Mosaic Co. (The)†	7.625%		12/1/2016	1,500	1,621,652
Nova Chemicals Corp. (Canada)(b)	3.568%	#	11/15/2013	286	278,135
Phibro Animal Health Corp.†	9.25%		7/1/2018	350	359,625
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	5.50%		4/21/2020	450	473,374
Yara International ASA (Norway)†(b)	7.875%		6/11/2019	450	554,003

Total					28,384,391

Coal 0.47%
Bumi Investment Pte Ltd. (Singapore)†(b)	10.75%		10/6/2017	500	520,000
Drummond Co., Inc.	7.375%		2/15/2016	2,325	2,383,125
Drummond Co., Inc.†	9.00%		10/15/2014	674	714,440
Peabody Energy Corp.	7.875%		11/1/2026	970	1,067,000

Total					4,684,565

Communications & Media 0.14%
Digicel Group Ltd. (Jamaica)†(b)	8.25%		9/1/2017	1,300	1,371,500

Communications Equipment 0.08%
Harris Corp.	6.15%		12/15/2040	850	845,359

Communications Technology 0.22%
American Tower Corp.	7.00%		10/15/2017	1,000	1,165,000
American Tower Corp.	7.25%		5/15/2019	916	1,074,010

Total					2,239,010

Computer Hardware 0.22%
Brocade Communications Systems, Inc.	6.625%		1/15/2018	1,350	1,431,000
Brocade Communications Systems, Inc.	6.875%		1/15/2020	721	775,075

Total					2,206,075

Computer Software 1.28%
BMC Software, Inc.	7.25%		6/1/2018	5,000	5,967,925
Intuit, Inc.	5.75%		3/15/2017	4,000	4,471,924

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computer Software (continued)
JDA Software Group, Inc.†	8.00%	12/15/2014	$350	$374,500
SunGard Data Systems, Inc.	10.25%	8/15/2015	2,000	2,080,000

Total				12,894,349

Construction/Homebuilding 0.06%
Odebrecht Finance Ltd.†	7.00%	4/21/2020	600	646,500

Consumer Products 0.15%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	1,450	1,529,750

Containers 0.51%
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	1,050	1,086,750
Ball Corp.	6.625%	3/15/2018	500	511,250
Rock-Tenn Co.	5.625%	3/15/2013	2,148	2,212,440
Rock-Tenn Co.	9.25%	3/15/2016	1,223	1,326,955

Total				5,137,395

Copper 0.38%
Freeport-McMoRan Corp.	7.125%	11/1/2027	2,000	2,218,980
Freeport-McMoRan Corp.	9.50%	6/1/2031	900	1,258,033
Southern Copper Corp.	5.375%	4/16/2020	300	313,343

Total				3,790,356

Data Product, Equipment & Communications 0.04%
Fidelity National Information Services, Inc.†	7.875%	7/15/2020	350	375,375

Diversified 0.09%
Voto-Votorantim Ltd.†	6.75%	4/5/2021	850	901,000

Drugs 0.62%
Celgene Corp.	3.95%	10/15/2020	1,260	1,253,317
Celgene Corp.	5.70%	10/15/2040	2,905	2,915,092
Valeant Pharmaceuticals International, Inc. (Canada)†(b)	7.00%	10/1/2020	690	674,475
Valeant Pharmaceuticals International, Inc. (Canada)†(b)	6.875%	12/1/2018	1,390	1,374,362

Total				6,217,246

Electric: Equipment/Components 0.15%
Enel Finance International SA (Italy)†(b)	6.80%	9/15/2037	1,400	1,475,025

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power 8.45%
AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	$500	$512,500
AES Red Oak LLC	8.54%	11/30/2019	2,105	2,125,756
Allegheny Energy Supply Co. LLC†	6.75%	10/15/2039	3,000	2,933,010
Arizona Public Service Co.	5.50%	9/1/2035	4,220	4,092,602
Arizona Public Service Co.	6.875%	8/1/2036	752	855,972
Atlantic City Electric Co.	7.75%	11/15/2018	1,300	1,642,316
Black Hills Corp.	9.00%	5/15/2014	1,950	2,282,625
Bruce Mansfield Unit	6.85%	6/1/2034	5,603	6,117,896
Central Maine Power Co.†	5.70%	6/1/2019	1,850	2,002,570
Cleco Power LLC	6.65%	6/15/2018	2,500	2,914,825
Connecticut Light & Power Co. (The)	6.35%	6/1/2036	754	890,152
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	4,191	4,045,560
Dubai Electricity & Water Authority (United Arab Emirates)†(b)	8.50%	4/22/2015	1,000	1,041,080
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	1,950	1,652,709
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,653	2,697,005
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%	4/26/2017	400	420,000
Elm Road Generating Station Supercritical LLC†	6.09%	2/11/2040	198	208,600
Elwood Energy LLC	8.159%	7/5/2026	1,556	1,509,672
Energy East Corp.	6.75%	7/15/2036	2,450	2,612,117
Entergy Arkansas, Inc.	3.75%	2/15/2021	1,550	1,534,381
Entergy Arkansas, Inc.	5.40%	5/1/2018	500	501,319
Entergy Louisiana LLC	6.50%	9/1/2018	2,600	3,082,297
Entergy Mississippi, Inc.	5.92%	2/1/2016	1,000	1,005,300
Indiantown Cogeneration LP	9.77%	12/15/2020	1,700	1,875,350
Listrindo Capital BV (Netherlands)†(b)	9.25%	1/29/2015	200	220,661
Mississippi Power Co.	5.40%	7/1/2035	3,075	3,001,704
Monongahela Power Co.†	5.70%	3/15/2017	1,190	1,320,864
Nevada Power Co.	5.375%	9/15/2040	2,000	1,975,816
New York State Electric & Gas Corp.†	6.15%	12/15/2017	740	800,397
NiSource Finance Corp.	10.75%	3/15/2016	6,225	8,236,659
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	1,750	1,951,250
NV Energy, Inc.	6.25%	11/15/2020	2,125	2,159,842
NV Energy, Inc.	8.625%	3/15/2014	2,300	2,374,750
Oncor Electric Delivery Co. LLC†	5.25%	9/30/2040	3,000	2,929,527
PNM Resources, Inc.	9.25%	5/15/2015	759	846,285

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	$227	$244,796
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(b)	11.50%	2/12/2015	400	448,000
Tenaska Alabama Partners LP†	7.00%	6/30/2021	2,768	2,962,108
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,188	2,557,845
Tenaska Virginia Partners LP†	6.119%	3/30/2024	841	869,044
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,766	3,600,632

Total				85,055,794

Electrical Equipment 0.34%
Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,436,978
Public Service Co. of New Mexico	7.95%	5/15/2018	1,450	1,615,960
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	350	371,875

Total				3,424,813

Electrical: Household 0.58%
Legrand France SA (France)(b)	8.50%	2/15/2025	4,200	5,089,732
WireCo WorldGroup†	9.50%	5/15/2017	700	760,813

Total				5,850,545

Electronics 0.53%
Sensus USA, Inc.	8.625%	12/15/2013	674	687,480
Thomas & Betts Corp.	5.625%	11/15/2021	4,225	4,684,380

Total				5,371,860

Electronics: Semi-Conductors/Components 0.80%
Agilent Technologies, Inc.	6.50%	11/1/2017	1,950	2,233,399
Freescale Semiconductor, Inc.	8.875%	12/15/2014	500	510,000
KLA-Tencor Corp.	6.90%	5/1/2018	4,730	5,330,204

Total				8,073,603

Energy Equipment & Services 1.38%
Alta Wind Holdings LLC†	7.00%	6/30/2035	2,800	2,944,642
Cameron International Corp.	6.375%	7/15/2018	3,192	3,653,340
Cameron International Corp.	7.00%	7/15/2038	1,448	1,619,811
CMS Energy Corp.	8.75%	6/15/2019	950	1,141,618
Covanta Holding Corp.	7.25%	12/1/2020	1,600	1,642,741
Kazatomprom (Kazakhstan)†(b)	6.25%	5/20/2015	200	213,180
Michigan Consolidated Gas Co.	5.70%	3/15/2033	984	1,024,636

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy Equipment & Services (continued)
NRG Energy, Inc.	7.25%	2/1/2014	$1,070	$1,094,075
NRG Energy, Inc.	7.375%	1/15/2017	500	506,250

Total				13,840,293

Engineering & Contracting Services 0.22%
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	2,250	2,171,250

Entertainment 0.11%
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	225	228,375
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	500	521,250
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	425	395,250

Total				1,144,875

Environmental Services 0.08%
Casella Waste Systems, Inc.	11.00%	7/15/2014	700	766,500

Fertilizers 0.68%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	3,375	3,849,110
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	5.875%	12/1/2036	2,850	2,977,064

Total				6,826,174

Financial Services 6.48%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	935	988,360
Aon Corp.	5.00%	9/30/2020	950	974,369
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,506,250
Bank of America Corp.	7.375%	5/15/2014	1,250	1,397,791
BM&FBOVESPA SA (Brazil)†(b)	5.50%	7/16/2020	400	418,186
BNP Paribas Home Loan Covered Bonds SA (France)†(b)	2.20%	11/2/2015	2,500	2,469,150
CME Group Index Services LLC†	4.40%	3/15/2018	847	875,308
EDP Finance BV (Netherlands)†(b)	4.90%	10/1/2019	700	626,899
EDP Finance BV (Netherlands)†(b)	6.00%	2/2/2018	3,540	3,541,692
FMR LLC†	6.45%	11/15/2039	2,500	2,462,840
FMR LLC†	7.49%	6/15/2019	2,596	3,074,568
General Electric Capital Corp.	6.875%	1/10/2039	1,936	2,157,457
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	2,000	2,164,324
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	850	860,625

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services (continued)
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	6.05%	1/15/2036	$2,400	$2,388,000
Nomura Holdings, Inc. (Japan)(b)	6.70%	3/4/2020	1,250	1,374,635
Northern Tier Energy LLC and Northern Tier Finance Corp.†	10.50%	12/1/2017	1,100	1,119,250
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	3,717	4,022,943
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018	850	901,000
Prudential Financial, Inc.	6.20%	11/15/2040	2,419	2,484,132
Prudential Financial, Inc.	6.625%	6/21/2040	2,462	2,671,841
Salton Sea Funding Corp.	7.475%	11/30/2018	859	941,602
Smurfit Kappa Treasury Funding Ltd. (Ireland)(b)	7.50%	11/20/2025	346	315,725
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	2,000	2,014,100
Sydney Airport Finance Co. Pty Ltd. (Australia)†(b)	5.125%	2/22/2021	5,000	5,041,180
TD Ameritrade Holding Corp.	5.60%	12/1/2019	1,750	1,898,468
Vnesheconombank via VEB Finance Ltd. (Russia)†(b)	6.80%	11/22/2025	900	879,750
Waha Aerospace BV (Netherlands)†(b)	3.925%	7/28/2020	400	400,349
Woodside Finance Ltd. (Australia)†(b)	8.125%	3/1/2014	3,000	3,504,366
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	5,349	6,929,854
Xstrata Finance Canada Ltd. (Canada)†(b)	5.80%	11/15/2016	3,395	3,813,403

Total				65,218,417

Financial: Miscellaneous 0.65%
Cie de Financement Foncier (France)†(b)	2.125%	4/22/2013	2,000	2,032,574
Ford Motor Credit Co. LLC	8.70%	10/1/2014	2,250	2,502,918
JBS Finance II Ltd. (Brazil)†(b)	8.25%	1/29/2018	300	301,500
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	1,655	1,715,983

Total				6,552,975

Food 0.58%
Arcor (Argentina)†(b)	7.25%	11/9/2017	144	150,480
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%	2/10/2017	930	981,150
Del Monte Corp.	7.50%	10/15/2019	250	284,375
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	900	868,500
Michael Foods, Inc.†	9.75%	7/15/2018	250	271,250
NBTY, Inc.†	9.00%	10/1/2018	550	580,250
Southern States Cooperative, Inc.†	11.25%	5/15/2015	1,500	1,560,000
TreeHouse Foods, Inc.	7.75%	3/1/2018	1,000	1,087,500

Total				5,783,505

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 0.20%
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	$845	$817,538
Turning Stone Casino Resort†	9.125%	9/15/2014	1,200	1,230,750

Total				2,048,288

Health Care Products 0.27%
Biomet, Inc.	11.625%	10/15/2017	2,000	2,215,000
HCA, Inc. PIK	9.625%	11/15/2016	500	535,625

Total				2,750,625

Health Care Services 0.46%
DaVita, Inc.	6.625%	11/1/2020	1,475	1,465,781
Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	200	200,000
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	1,000	1,017,500
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	1,875	1,964,063

Total				4,647,344

Hospital Management 0.16%
Universal Health Services, Inc.	7.125%	6/30/2016	1,500	1,647,888

Household Equipment/Products 0.05%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	500	500,000

Household Furnishings 0.14%
Sealy Mattress Co.†	10.875%	4/15/2016	742	842,170
Simmons Bedding Co.†	11.25%	7/15/2015	500	541,250

Total				1,383,420

Industrial Products 0.56%
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/21/2036	1,025	1,139,877
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,466,832

Total				5,606,709

Insurance 1.51%
Aflac, Inc.	6.45%	8/15/2040	550	558,993
Aflac, Inc.	8.50%	5/15/2019	2,673	3,370,570
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,750	1,786,566
Markel Corp.	7.125%	9/30/2019	3,480	3,917,471
MetLife, Inc.	5.875%	2/6/2041	750	774,169
Validus Holdings Ltd.	8.875%	1/26/2040	775	839,007

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance (continued)
Willis North America, Inc.	6.20%	3/28/2017	$2,000	$2,117,952
Willis North America, Inc.	7.00%	9/29/2019	1,700	1,836,114

Total				15,200,842

Investment Management Companies 0.55%
Lazard Group LLC	7.125%	5/15/2015	4,750	5,229,631
Offshore Group Investments Ltd.†	11.50%	8/1/2015	250	265,000

Total				5,494,631

Leasing 0.33%
International Lease Finance Corp.	5.65%	6/1/2014	1,850	1,803,750
International Lease Finance Corp.†	8.625%	9/15/2015	375	396,562
International Lease Finance Corp.†	8.75%	3/15/2017	1,050	1,107,750

Total				3,308,062

Leisure 0.84%
Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	4,000	4,658,584
NCL Corp. Ltd.†	9.50%	11/15/2018	580	593,775
Royal Caribbean Cruises Ltd.	6.875%	12/1/2013	250	267,500
Royal Caribbean Cruises Ltd.	7.00%	6/15/2013	150	159,000
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	1,320	1,339,800
Speedway Motorsports, Inc.	8.75%	6/1/2016	1,350	1,458,000

Total				8,476,659

Lodging 1.05%
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,470	3,706,918
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,000	3,289,473
Marina District Finance Co., Inc.†	9.875%	8/15/2018	675	649,687
Wyndham Worldwide Corp.	7.375%	3/1/2020	2,100	2,299,996
Wyndham Worldwide Corp.	9.875%	5/1/2014	500	583,067

Total				10,529,141

Machinery: Agricultural 0.44%
Lorillard Tobacco Co.	8.125%	6/23/2019	881	1,010,209
Lorillard Tobacco Co.	8.125%	5/1/2040	2,957	3,129,109
MHP SA (Ukraine)†(b)	10.25%	4/29/2015	250	260,000

Total				4,399,318

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Machinery: Industrial/Specialty 0.23%
CPM Holdings, Inc.†	10.625%	9/1/2014	$900	$958,500
SPX Corp.†	6.875%	9/1/2017	1,323	1,395,765

Total				2,354,265

Machinery: Oil Well Equipment & Services 0.40%
Ormat Funding Corp.	8.25%	12/30/2020	752	729,667
Pride International, Inc.	6.875%	8/15/2020	700	745,500
Pride International, Inc.	7.875%	8/15/2040	700	749,000
Pride International, Inc.	8.50%	6/15/2019	1,530	1,751,850

Total				3,976,017

Manufacturing 0.10%
Freedom Group, Inc.†	10.25%	8/1/2015	950	988,000

Media 1.41%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	2,000	2,232,512
Gaylord Entertainment Co.	6.75%	11/15/2014	415	416,038
NBC Universal, Inc.†	6.40%	4/30/2040	1,000	1,070,080
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	600	699,000
News America, Inc.	6.90%	8/15/2039	2,450	2,811,059
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	200	229,000
Time Warner, Inc.	7.625%	4/15/2031	4,540	5,510,461
Viacom, Inc.	6.75%	10/5/2037	925	1,057,737
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	194	197,395

Total				14,223,282

Metal Fabricating 0.09%
Xstrata Canada Corp. (Canada)(b)	6.20%	6/15/2035	925	927,410

Metals & Minerals: Miscellaneous 3.51%
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	3,475	4,816,124
AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040	4,133	4,143,919
Compass Minerals International, Inc.	8.00%	6/1/2019	1,000	1,095,000
Corporacion Nacional del Cobre de Chile (Chile)†(b)	3.75%	11/4/2020	1,300	1,275,138
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	700	782,872
Gold Fields Orogen Holding BVI Ltd.†(b)	4.875%	10/7/2020	2,905	2,824,061
Rain CII Carbon LLC and CII Carbon Corp.†	8.00%	12/1/2018	1,300	1,304,875
Rain CII Carbon LLC and CII Carbon Corp.†	11.125%	11/15/2015	1,725	1,854,375

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals: Miscellaneous (continued)
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019	$4,000	$5,488,760
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	1,950	2,414,761
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	7,150	9,308,807

Total				35,308,692

Natural Gas 2.15%
El Paso Corp.	6.95%	6/1/2028	1,650	1,608,969
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	4,200	5,263,360
Source Gas LLC†	5.90%	4/1/2017	4,150	4,080,869
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,251,270
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,784,138
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	458	494,125
Texas Eastern Transmission LP	7.00%	7/15/2032	3,164	3,862,675
Towngas China Co., Ltd. (Hong Kong)(b)	8.25%	9/23/2011	270	283,696

Total				21,629,102

Oil 3.32%
Anadarko Petroleum Corp.	6.20%	3/15/2040	1,950	1,855,271
Brigham Exploration Co.†	8.75%	10/1/2018	1,090	1,166,300
British Transco Finance, Inc.	6.625%	6/1/2018	925	1,073,104
Concho Resources, Inc.	8.625%	10/1/2017	400	429,000
Continental Resources, Inc.†	7.375%	10/1/2020	850	909,500
Continental Resources, Inc.	8.25%	10/1/2019	1,400	1,561,000
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	2,322	2,476,564
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	540	646,650
Holly Corp.	9.875%	6/15/2017	1,175	1,283,688
KazMunaiGas National Co. (Kazakhstan)†(b)	7.00%	5/5/2020	250	255,625
LUKOIL International Finance BV (Netherlands)†(b)	6.125%	11/9/2020	200	197,000
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	834	892,380
Mariner Energy, Inc.	8.00%	5/15/2017	800	912,191
Mariner Energy, Inc.	11.75%	6/30/2016	1,400	1,743,000
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	2,045	2,177,925
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,220,000
Precision Drilling Corp. (Canada)†(b)	6.625%	11/15/2020	303	306,788
QEP Resources, Inc.	6.875%	3/1/2021	2,950	3,127,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(b)	5.298%	9/30/2020	1,250	1,333,480

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	6.75%	9/30/2019	$1,000	$1,182,866
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	1,000	952,720
Rosetta Resources, Inc.	9.50%	4/15/2018	650	698,750
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,285	4,528,889
Swift Energy Co.	7.125%	6/1/2017	650	646,750
Whiting Petroleum Corp.	7.00%	2/1/2014	1,700	1,776,500

Total				33,352,941

Oil: Crude Producers 3.88%
Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	6,292,428
Enogex LLC†	6.25%	3/15/2020	4,000	4,407,968
Genesis Energy LP/Genesis Energy Finance Corp.†	7.875%	12/15/2018	478	475,012
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	3,191	3,809,409
Holly Energy Partners LP/Holly Energy Finance Corp.†	8.25%	3/15/2018	1,450	1,537,000
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,051,261
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,756	4,080,595
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	1,000	1,081,922
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	3,245	3,563,993
NGPL PipeCo LLC†	7.119%	12/15/2017	1,700	1,891,342
NGPL PipeCo LLC†	7.768%	12/15/2037	1,240	1,298,301
Noble Energy, Inc.	5.25%	4/15/2014	1,500	1,638,360
Petroleum Development Corp.	12.00%	2/15/2018	1,225	1,378,125
Southeast Supply Header LLC†	4.85%	8/15/2014	2,600	2,758,397
Southern Star Central Corp.†	6.75%	3/1/2016	1,000	1,005,000
Southwestern Energy Co.	7.50%	2/1/2018	2,450	2,774,625

Total				39,043,738

Oil: Integrated Domestic 2.78%
Ferrellgas LP/Ferrellgas Finance Corp.†	6.50%	5/1/2021	369	365,310
Frontier Oil Corp.	6.875%	11/15/2018	650	663,000
Hess Corp.	7.125%	3/15/2033	1,900	2,253,822
Marathon Oil Corp.	6.60%	10/1/2037	1,875	2,169,628
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,558,971
National Fuel Gas Co.	8.75%	5/1/2019	3,975	4,981,049
Occidental Petroleum Corp.	9.25%	8/1/2019	898	1,213,410
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	1,800	1,892,619
Questar Gas Co.	7.20%	4/1/2038	3,202	3,875,630

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic (continued)
Questar Pipeline Co.	5.83%	2/1/2018	$1,750	$1,996,176
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,045	5,528,765
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	300	324,000
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,205,037

Total				28,027,417

Oil: Integrated International 1.17%
ENI SpA (Italy)†(b)	5.70%	10/1/2040	4,970	4,998,747
Statoil ASA (Norway)(b)	7.15%	11/15/2025	1,610	1,994,803
Suncor Energy, Inc. (Canada)(b)	6.50%	6/15/2038	1,950	2,156,961
Weatherford International Ltd.	6.75%	9/15/2040	520	544,385
Weatherford International Ltd.	9.875%	3/1/2039	1,450	2,036,032

Total				11,730,928

Paper & Forest Products 1.49%
China Forestry Holdings Ltd. (China)†(b)	7.75%	11/17/2015	500	487,500
Clearwater Paper Corp.†	7.125%	11/1/2018	65	66,463
Clearwater Paper Corp.	10.625%	6/15/2016	1,825	2,103,312
Georgia-Pacific LLC	7.70%	6/15/2015	625	715,625
Georgia-Pacific LLC	8.875%	5/15/2031	2,200	2,717,000
PH Glatfelter Co.	7.125%	5/1/2016	1,200	1,245,000
Plum Creek Timberlands LP	4.70%	3/15/2021	2,375	2,334,252
Plum Creek Timberlands LP	5.875%	11/15/2015	2,000	2,206,958
Potlatch Corp.	6.95%	12/15/2015	500	500,000
Sino-Forest Corp. (Canada)†(b)	6.25%	10/21/2017	625	614,063
Sino-Forest Corp. (Canada)†(b)	9.125%	8/17/2011	230	237,475
Sino-Forest Corp. (Canada)†(b)	10.25%	7/28/2014	1,000	1,122,500
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	650	667,875

Total				15,018,023

Pollution Control 0.19%
Clean Harbors, Inc.	7.625%	8/15/2016	1,760	1,865,600

Real Estate Investment Trusts 1.67%
AvalonBay Communities, Inc.	3.95%	1/15/2021	1,100	1,074,951
Developers Diversified Realty Corp.	7.875%	9/1/2020	600	688,771
Entertainment Properties Trust†	7.75%	7/15/2020	2,350	2,476,312
Federal Realty Investment Trust	5.90%	4/1/2020	750	826,904
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	2,350	2,325,231

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Value
Real Estate Investment Trusts (continued)
Healthcare Realty Trust, Inc.	6.50%		1/17/2017		$1,250	$1,363,509
Kilroy Realty LP	6.625%		6/1/2020		2,875	2,927,641
Reckson Operating Partnership LP	6.00%		3/31/2016		750	752,022
Regency Centers LP	4.80%		4/15/2021		2,950	2,935,510
Tanger Properties LP	6.15%		11/15/2015		1,250	1,388,852

Total						16,759,703

Restaurants 0.02%
Dave & Buster’s, Inc.	11.00%		6/1/2018		210	227,850

Retail 0.49%
Arcos Dorados BV (Netherlands)†(b)	7.50%		10/1/2019		1,250	1,362,500
DineEquity, Inc.†	9.50%		10/30/2018		1,480	1,539,200
Dunkin Finance Corp.†	9.625%		12/1/2018		500	505,625
Giraffe Acquisition Corp.†	9.125%		12/1/2018		200	202,000
QVC, Inc.†	7.50%		10/1/2019		1,025	1,081,375
Vitamin Shoppe Industries, Inc.	7.786%	#	11/15/2012		257	258,606

Total						4,949,306

Retail: Specialty 0.28%
Home Depot, Inc. (The)	5.875%		12/16/2036		2,400	2,522,016
Rent-A-Center, Inc.†	6.625%		11/15/2020		300	297,000

Total						2,819,016

Savings & Loan 0.22%
First Niagara Financial Group, Inc.	6.75%		3/19/2020		2,060	2,226,518

Soaps & Household Chemicals 0.02%
Church & Dwight Co., Inc.	6.00%		12/15/2012		200	201,000

Steel 1.09%
Allegheny Ludlum Corp.	6.95%		12/15/2025		350	374,646
Allegheny Technologies, Inc.	9.375%		6/1/2019		3,800	4,514,130
ArcelorMittal (Luxembourg)(b)	9.85%		6/1/2019		1,000	1,267,860
CSN Islands XII Corp.†	7.00%		—	(c)	500	490,600
Valmont Industries, Inc.	6.625%		4/20/2020		3,168	3,258,998
Valmont Industries, Inc.	6.875%		5/1/2014		1,000	1,025,000

Total						10,931,234

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Storage Facilities 0.26%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	$2,450	$2,584,750

Telecommunications 2.30%
Angel Lux Common SA (Luxembourg)†(b)	8.875%	5/1/2016	2,000	2,140,000
Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,000	1,022,500
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	4,225	4,679,187
Crown Castle Towers LLC†	3.214%	8/15/2015	550	549,425
GeoEye, Inc.	9.625%	10/1/2015	875	984,375
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	900	949,500
Intelsat Jackson Holdings SA (Luxembourg)†(b)	8.50%	11/1/2019	600	648,000
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	475	486,875
MTS International Funding Ltd. (Ireland)†(b)	8.625%	6/22/2020	200	223,500
NII Capital Corp.	10.00%	8/15/2016	1,150	1,282,250
Qtel International Finance Ltd.†	4.75%	2/16/2021	400	373,664
Telecom Italia Capital SpA (Italy)(b)	7.721%	6/4/2038	1,975	1,995,777
Telefonica Emisiones SAU (Spain)(b)	7.045%	6/20/2036	550	592,208
Telefonica Moviles Chile SA (Chile)†(b)	2.875%	11/9/2015	300	294,463
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	2,097	2,091,757
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	1,050	1,068,375
ViaSat, Inc.	8.875%	9/15/2016	400	427,000
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	300	327,750
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	750	740,625
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	1,550	1,728,250
Wind Acquisition Finance SA (Italy)†(b)	12.00%	12/1/2015	500	530,625

Total				23,136,106

Telecommunications: Wireless 0.27%
DigitalGlobe, Inc.	10.50%	5/1/2014	2,350	2,667,250

Tobacco 1.19%
Altria Group, Inc.	9.95%	11/10/2038	5,750	8,168,111
Universal Corp.	6.25%	12/1/2014	3,500	3,831,950

Total				12,000,061

Transportation: Miscellaneous 1.24%
AMGH Merger Sub, Inc.†	9.25%	11/1/2018	250	256,875
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	3,175	3,090,580

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation: Miscellaneous (continued)
Commercial Barge Line Co.	12.50%	7/15/2017	$650	$754,812
Kazakhstan Temir Zholy Finance BV (Netherlands)†(b)	6.375%	10/6/2020	300	306,000
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	1,500	1,608,750
SCF Capital Ltd. (Ireland)†(b)	5.375%	10/27/2017	500	487,500
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	1,000	1,017,500
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	5,000	4,956,140

Total				12,478,157

Utilities 0.11%
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,098,755

Utilities: Electrical 1.57%
Calpine Corp.†	7.50%	2/15/2021	900	888,750
IPALCO Enterprises, Inc.†	7.25%	4/1/2016	3,725	4,023,000
IPALCO Enterprises, Inc.	8.625%	11/14/2011	1,700	1,793,500
Otter Tail Corp.	9.00%	12/15/2016	3,500	3,762,500
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	300	310,014
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.165%	10/25/2017	1,400	1,476,936
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.25%	9/16/2019	200	206,731
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.50%	10/27/2036	3,425	3,364,138

Total				15,825,569

Total Corporate Bonds (cost $756,439,937)				802,356,621

FLOATING RATE LOANS(d) 0.75%

Automotive 0.01%
Viking Acquisition Term Loan	6.00%	11/5/2016	120	120,450

Business Services 0.07%
Alliance Laundry Systems LLC Term Loan B	6.25%	9/23/2016	733	741,962

Diversified 0.15%
New Development Holdings, Inc. Term Loan	7.00%	7/3/2017	1,498	1,526,748

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Drugs (continued)
Warner Chilcott plc Additional Term Loan	6.25%	4/30/2015		$157	$157,940
Warner Chilcott plc Term Loan A	6.00%	10/30/2014		314	314,147
Warner Chilcott plc Term Loan B1	6.25%	4/30/2015		151	152,627
Warner Chilcott plc Term Loan B2	6.25%	4/30/2015		252	254,152

Total					878,866

Forestry/Paper 0.15%
Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B	6.75%	7/15/2016		1,496	1,517,564

Leisure 0.04%
Leslie Poolmart, Inc. Term Loan B	6.00%	11/24/2017		400	403,125

Restaurants 0.01%
Dunkin’ Brands, Inc. Term Loan B	5.75%	11/18/2017		75	75,820

Retail 0.02%
Gymboree Corp. Term Loan	5.50%	11/16/2017		215	216,171

Retail: Specialty 0.12%
Bass Pro Group LLC Term Loan	5.00% - 5.75%	4/9/2015		1,000	1,006,563
Green Mountain Coffee Roasters, Inc. Term Loan B	5.50%	11/23/2016		200	201,375

Total					1,207,938

Services 0.08%
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016		800	808,000

Telecommunications 0.01%
Atlantic Broadband Finance LLC Tranche B Term Loan	5.75%	11/8/2015		72	72,450

Total Floating Rate Loans (cost $7,509,037)					7,569,094

FOREIGN BONDS(e) 0.56%

Netherlands 0.07%
New World Resources NV†	7.875%	5/1/2018	EUR	250	327,790
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	300	388,442

Total					716,232

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Spain 0.08%
INAER Aviation Finance Ltd.†	9.50%	8/1/2017	EUR	700	$849,574
United Kingdom 0.41%
Infinis plc†	9.125%	12/15/2014	GBP	1,500	2,449,833
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	150	244,983
R&R Ice Cream Ltd.†	8.375%	11/15/2017	EUR	1,050	1,403,419

Total					4,098,235

Total Foreign Bonds (cost $5,802,797)					5,664,041

FOREIGN GOVERNMENT OBLIGATIONS 1.27%

Argentina 0.13%
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		$410	412,050
Provincia de Cordoba†(b)	12.375%	8/17/2017		700	710,500
Republic of Argentina(b)	8.28%	12/31/2033		193	172,488

Total					1,295,038

Bahamas 0.09%
Commonwealth of Bahamas†(b)	6.95%	11/20/2029		815	886,670

Barbados 0.06%
Barbados Government†(b)	7.00%	8/4/2022		600	623,526

Bermuda 0.11%
Bermuda Government†	5.603%	7/20/2020		1,000	1,073,256

Brazil 0.03%
Federal Republic of Brazil(b)	5.625%	1/7/2041		300	311,250

Cayman Islands 0.17%
Cayman Islands Government†(b)	5.95%	11/24/2019		1,600	1,702,165

Dominican Republic 0.06%
Dominican Republic†(b)	7.50%	5/6/2021		400	442,040
Dominican Republic†(b)	9.04%	1/23/2018		109	128,425

Total					570,465

Ghana 0.04%
Republic of Ghana†(b)	8.50%	10/4/2017		375	427,500

Ivory Coast 0.02%
Ivory Coast Government (3.75% after 12/31/2011)†~(b)	2.50%	12/31/2032		300	178,500

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
Lithuania 0.06%
Republic of Lithuania†(b)	6.75%		1/15/2015	$600		$651,938

Mexico 0.05%
United Mexican States(b)	5.875%		2/17/2014	500		560,625

Russia 0.28%
Russia Eurobonds†(b)	3.625%		4/29/2015	1,100		1,107,700
Russia Eurobonds†(b)	5.00%		4/29/2020	1,000		1,002,000
Russia Eurobonds†(b)	7.50%		3/31/2030	627		725,174

Total						2,834,874

Sri Lanka 0.06%
Republic of Sri Lanka†(b)	6.25%		10/4/2020	600		621,000
Ukrainian Ssr 0.10%
Ukraine Government†(b)	6.58%		11/21/2016	200		193,000
Ukraine Government†(b)	7.75%		9/23/2020	800		780,000

Total						973,000

Venezuela 0.01%
Republic of Venezuela(b)	9.375%		1/13/2034	148		95,090

Total Foreign Government Obligations (cost $12,202,372)						12,804,897

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.37%
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	(f)	12/15/2020	–	(g)	4,708
Federal Home Loan Mortgage Corp. 1032 IO	544.714%	(f)	12/15/2020	–	(g)	5,473
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(f)	2/15/2021	–	(g)	5,316
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(f)	2/15/2021	–	(g)	5,377
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(f)	4/15/2021	–	(g)	4,347
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(f)	4/15/2021	–	(g)	3,376
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(f)	4/15/2021	–	(g)	15,960
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(f)	5/15/2021	1		23,296
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	29		27,181
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(f)	9/15/2021	–	(g)	7,393

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	$63		$59,891
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(f)	11/15/2021	–	(g)	3,206
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(f)	2/15/2022	–	(g)	1,093
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(f)	4/15/2022	–	(g)	1,881
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	104		92,936
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	48		45,417
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	25		23,422
Federal Home Loan Mortgage Corp. 181 F IO	494.14%	(f)	8/15/2021	3		24,197
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(f)	10/15/2020	–	(g)	5,997
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	6,500		7,100,135
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	9,116		9,563,850
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	9,460		10,014,482
Federal Home Loan Mortgage Corp. K008 A2	3.531%		6/25/2020	2,220		2,218,524
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	14		3,230
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	6		5,449
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	(f)	12/25/2021	–	(g)	3,714
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	4,400		4,619,768

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $32,733,694)						33,889,619

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.76%
Federal National Mortgage Assoc.	2.143%	#	10/1/2035	3,598		3,735,447
Federal National Mortgage Assoc.	5.644%	#	12/1/2036	3,662		3,887,727

Total Government Sponsored Enterprises Pass-Throughs (cost $7,468,683)						7,623,174

MUNICIPAL BONDS 3.34%

Education 0.32%
OH St Univ Gen Rcpts Build America Bds Ser C	4.91%		6/1/2040	800		738,064
Univ of CA Regents Med Ctr Build America Bds	6.548%		5/15/2048	1,510		1,517,354

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Education (continued)
Univ of CA Rev Build America Bds Regent Univ	5.77%	5/15/2043	$950	$910,261

Total				3,165,679

Housing 0.23%
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	1,550	1,589,618
Port of Seattle WA Rev Ser B1	7.00%	5/1/2036	695	734,608

Total				2,324,226

Other Revenue 0.59%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,715	1,798,795
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	1,100	1,106,633
FL Atlantic Univ Fin Corp Cap Impt Rev Build America Bds	7.589%	7/1/2037	670	701,430
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	1,475	1,448,656
UT St Build America Bds Ser B	3.539%	7/1/2025	950	899,527

Total				5,955,041

Sales Tax 0.28%
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	2,800	2,792,244

Transportation 0.83%
Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	1,120	1,114,389
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	1,560	1,532,326
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	275	267,116
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	925	938,338
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	2,245	2,262,286
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	1,055	1,052,479
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	632	655,965
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	500	542,000

Total				8,364,899

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Utilities 1.09%
Guam Pwr Auth Rev Sub Ser A	7.50%		10/1/2015	$1,500	$1,549,500
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%		1/1/2040	1,075	1,074,925
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%		6/1/2039	755	809,503
Las Vegas NV Vly Wtr Dist Build America Bds Ser A	7.10%		6/1/2039	1,500	1,523,835
Muni Elec Auth GA Build America Bds	7.055%		4/1/2057	2,505	2,360,186
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%		6/15/2042	1,260	1,299,879
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%		6/15/2042	795	796,264
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%		5/1/2049	700	717,283
Seattle WA Muni Lt & Pwr Rev Build America Bds	5.57%		2/1/2040	900	884,637

Total					11,016,012

Total Municipal Bonds (cost $33,712,646)					33,618,101

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.18%
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%		7/10/2043	1,105	1,189,640
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	2,000	2,184,653
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	2,663	2,791,930
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.298%	#	10/12/2042	3,620	3,952,974
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%		10/12/2041	3,350	3,625,640
Commercial Mortgage Pass-Through Certificates 2010-C1 A3†	4.205%		7/10/2046	1,860	1,860,288
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	4,820	4,969,983
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%		8/15/2038	3,720	4,040,464
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.514%	#	3/10/2044	3,460	3,784,203
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	2,220	2,284,436
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	2,500	2,617,552

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%		9/12/2037	$3,000	$3,221,031
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.986%	#	6/15/2049	1,615	1,682,988
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	954	980,490
Morgan Stanley Capital I 2006-T23 AAB	5.968%	#	8/12/2041	2,525	2,764,013
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	6.001%	#	8/12/2045	3,700	3,985,313
NCUA Guaranteed Notes 2010-C1 A2	2.90%		10/29/2020	3,685	3,707,432
NCUA Guaranteed Notes 2010-C1 A-PT	2.65%		10/29/2020	2,000	1,994,363
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	429	429,306

Total Non-Agency Commercial Mortgage-Backed Securities (cost $50,284,241)					52,066,699

U.S. TREASURY OBLIGATION 0.07%
U.S. Treasury Note (cost $737,834)	1.375%		11/30/2015	740	736,994

Total Long-Term Investments (cost $942,292,014)					991,729,453

SHORT-TERM INVESTMENTS 1.16%

Repurchase Agreements
Repurchase Agreement dated 11/30/2010, 0.03% due 12/1/2010 with Fixed Income Clearing Corp. collateralized by $1,120,000 of Federal Home Loan Discount Note at 0.12% due 8/15/2011; value: $1,118,600; proceeds: $1,093,923				1,094	1,093,922
Repurchase Agreement dated 11/30/2010, 0.23% due 12/1/2010 with Bank of America Corp. collateralized by $10,694,000 of U.S. Treasury Note at 2.25% due 11/30/2017; value: $10,761,499; proceeds: $10,589,068				10,589	10,589,000

Total Short-Term Investments (cost $11,682,922)					11,682,922

Total Investments in Securities 99.73% (cost $953,974,936)					$1,003,412,375

Cash, Foreign Cash and Other Assets in Excess of Liabilities(h)0.27%					2,680,382

Net Assets 100.00%					$1,006,092,757

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

EUR	euro.
GBP	British pound.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2010 (See Note 2(h)).
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown are the rate(s) in effect at November 30, 2010.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(g)	Amount is less than $1,000.
(h)	Cash, Foreign Cash and Other assets in excess of Liabilities include net unrealized depreciation on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at November 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	March 2011	335	Short	$(42,639,219)	$(721,922)
Ultra Long U.S. Treasury Bond	March 2011	55	Short	(7,266,875)	(213,057)

Totals				$(49,906,094)	$(934,979)

Open Forward Foreign Currency Exchange Contracts at November 30, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	Goldman Sachs	12/10/2010	2,200,000	$545,770	$551,016	$5,246
Argentine peso	Buy	UBS AG	1/24/2011	2,100,000	522,648	521,836	(812)
Argentine peso	Buy	UBS AG	1/24/2011	285,000	70,878	70,821	(57)
Argentine peso	Buy	UBS AG	1/24/2011	7,360,000	1,818,182	1,828,912	10,730
Brazilian real	Buy	UBS AG	12/10/2010	100,000	58,278	58,220	(58)
Brazilian real	Buy	UBS AG	12/10/2010	2,200,000	1,222,902	1,280,848	57,946
Brazilian real	Buy	Barclays Bank plc	2/22/2011	2,955,000	1,707,105	1,693,049	(14,056)
British pound	Sell	UBS AG	12/15/2010	1,674,251	2,579,301	2,603,996	(24,695)
Chilean peso	Buy	UBS AG	12/10/2010	1,155,000,000	2,289,849	2,368,866	79,017
Chilean peso	Sell	UBS AG	12/10/2010	240,000,000	496,350	492,232	4,118
Chilean peso	Buy	UBS AG	1/24/2011	94,997,000	194,507	194,044	(463)
Chilean peso	Buy	Credit Suisse	2/22/2011	265,000,000	541,092	540,037	(1,055)
Chinese yuan renminbi	Buy	UBS AG	1/24/2011	12,370,000	1,860,990	1,855,418	(5,572)
Chinese yuan renminbi	Sell	UBS AG	1/24/2011	3,260,000	493,819	488,978	4,841
Colombian peso	Buy	UBS AG	1/24/2011	485,000,000	269,763	250,348	(19,415)
Colombian peso	Buy	UBS AG	1/24/2011	1,966,916,000	1,090,792	1,015,287	(75,505)
Colombian peso	Buy	Goldman Sachs	2/22/2011	1,280,000,000	702,139	660,815	(41,324)
Colombian peso	Buy	Goldman Sachs	2/22/2011	155,000,000	80,645	80,020	(625)
Czech koruna	Buy	Barclays Bank plc	12/10/2010	20,540,000	1,042,904	1,068,505	25,601
Czech koruna	Buy	Morgan Stanley	1/24/2011	54,590,000	3,103,997	2,839,051	(264,946)
Czech koruna	Buy	Goldman Sachs	2/22/2011	1,800,000	101,695	93,596	(8,099)
Czech koruna	Buy	Goldman Sachs	2/22/2011	55,550,000	3,221,410	2,888,465	(332,945)

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2010

Open Forward Foreign Currency Exchange Contracts at November 30, 2010: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Czech koruna	Buy	Goldman Sachs	2/22/2011	3,300,000	$172,307	$171,592	$(715)
euro	Buy	Barclays Bank plc	12/10/2010	335,000	456,356	434,836	(21,520)
euro	Buy	Barclays Bank plc	12/10/2010	375,000	520,232	486,757	(33,475)
euro	Sell	Barclays Bank plc	12/10/2010	1,575,000	1,992,028	2,044,378	(52,350)
euro	Sell	Barclays Bank plc	12/10/2010	235,000	327,080	305,034	22,046
euro	Sell	Goldman Sachs	1/13/2011	691,215	962,137	897,103	65,034
euro	Sell	Goldman Sachs	1/24/2011	250,000	347,345	324,450	22,895
euro	Sell	UBS AG	2/1/2011	297,813	412,989	386,488	26,501
euro	Sell	Goldman Sachs	2/2/2011	1,066,563	1,479,621	1,384,132	95,489
euro	Sell	Barclays Bank plc	2/22/2011	364,502	512,940	472,981	39,959
euro	Sell	UBS AG	2/22/2011	400,000	536,008	519,043	16,965
Hong Kong dollar	Buy	Morgan Stanley	12/10/2010	800,000	103,191	103,031	(160)
Hong Kong dollar	Buy	Morgan Stanley	12/10/2010	7,780,000	1,001,209	1,001,976	767
Hong Kong dollar	Buy	Morgan Stanley	12/10/2010	2,870,000	370,148	369,624	(524)
Hong Kong dollar	Buy	Barclays Bank plc	2/22/2011	35,700,000	4,609,842	4,600,278	(9,564)
Hong Kong dollar	Buy	Barclays Bank plc	2/22/2011	800,000	103,301	103,087	(214)
Hong Kong dollar	Buy	Barclays Bank plc	2/22/2011	2,100,000	270,598	270,605	7
Hungarian forint	Buy	Morgan Stanley	12/10/2010	578,000,000	2,549,850	2,667,261	117,411
Hungarian forint	Buy	Barclays Bank plc	1/24/2011	174,800,000	886,859	802,392	(84,467)
Hungarian forint	Buy	UBS AG	2/22/2011	520,000,000	2,684,286	2,379,248	(305,038)
Hungarian forint	Buy	UBS AG	2/22/2011	23,000,000	113,693	105,236	(8,457)
Hungarian forint	Buy	UBS AG	2/22/2011	27,000,000	124,121	123,538	(583)
Indian rupee	Buy	Goldman Sachs	12/10/2010	22,450,000	474,831	488,581	13,750
Indian rupee	Sell	Goldman Sachs	12/10/2010	20,500,000	433,312	446,143	(12,831)
Indian rupee	Buy	UBS AG	2/22/2011	110,900,000	2,488,220	2,384,488	(103,732)
Indian rupee	Buy	UBS AG	2/22/2011	5,200,000	111,852	111,806	(46)
Indonesian rupiah	Buy	UBS AG	1/24/2011	6,300,000,000	698,913	691,871	(7,042)
Indonesian rupiah	Buy	Barclays Bank plc	2/22/2011	20,100,000,000	2,238,307	2,197,338	(40,969)
Indonesian rupiah	Buy	Barclays Bank plc	2/22/2011	830,000,000	91,099	90,736	(363)
Israeli new shekel	Buy	Morgan Stanley	12/10/2010	7,080,000	1,851,464	1,924,050	72,586
Israeli new shekel	Buy	UBS AG	1/24/2011	1,885,000	517,005	512,054	(4,951)
Israeli new shekel	Buy	UBS AG	1/24/2011	1,970,000	537,034	535,144	(1,890)
Israeli new shekel	Buy	UBS AG	1/24/2011	260,000	70,764	70,628	(136)
Israeli new shekel	Buy	UBS AG	1/24/2011	1,235,000	343,810	335,483	(8,327)
Malaysian ringgit	Buy	UBS AG	12/10/2010	1,680,000	534,011	530,127	(3,884)
Malaysian ringgit	Buy	Barclays Bank plc	1/24/2011	409,000	131,978	128,713	(3,265)
Malaysian ringgit	Buy	Goldman Sachs	2/22/2011	3,960,000	1,274,131	1,243,978	(30,153)
Malaysian ringgit	Buy	Goldman Sachs	2/22/2011	260,000	81,941	81,675	(266)
Mexican peso	Buy	Morgan Stanley	12/10/2010	90,430,000	6,866,884	7,238,511	371,627
Mexican peso	Buy	Barclays Bank plc	1/24/2011	880,000	71,696	70,164	(1,532)
Mexican peso	Buy	Barclays Bank plc	1/24/2011	4,500,000	357,072	358,794	1,722
Mexican peso	Buy	Barclays Bank plc	1/24/2011	1,400,000	112,267	111,625	(642)
Mexican peso	Buy	UBS AG	2/22/2011	39,250,000	3,187,300	3,121,521	(65,779)
Mexican peso	Buy	UBS AG	2/22/2011	3,930,000	313,465	312,550	(915)
Peruvian Nuevo sol	Buy	Goldman Sachs	12/10/2010	4,240,000	1,522,988	1,497,413	(25,575)
Peruvian Nuevo sol	Buy	Goldman Sachs	3/14/2011	200,000	70,521	70,460	(61)
Philippine peso	Buy	Goldman Sachs	1/24/2011	4,000,000	90,930	90,808	(122)
Philippine peso	Buy	Goldman Sachs	1/24/2011	130,700,000	2,968,430	2,967,150	(1,280)
Philippine peso	Sell	Goldman Sachs	1/24/2011	21,700,000	511,069	492,633	18,436
Polish zloty	Buy	UBS AG	12/10/2010	11,060,000	3,473,400	3,564,643	91,243
Polish zloty	Buy	UBS AG	12/10/2010	180,000	56,820	58,014	1,194
Polish zloty	Buy	Goldman Sachs	1/24/2011	6,655,000	2,322,120	2,139,009	(183,111)
Polish zloty	Buy	Goldman Sachs	1/24/2011	380,000	132,436	122,137	(10,299)
Polish zloty	Buy	Goldman Sachs	1/24/2011	785,000	253,451	252,310	(1,141)
Polish zloty	Buy	Barclays Bank plc	2/22/2011	14,300,000	5,161,337	4,587,850	(573,487)
Polish zloty	Buy	Barclays Bank plc	2/22/2011	850,000	296,929	272,704	(24,225)
Polish zloty	Buy	Barclays Bank plc	2/22/2011	1,430,000	512,940	458,785	(54,155)
Romanian new leu	Buy	Barclays Bank plc	12/10/2010	6,590,000	1,936,811	1,989,236	52,425
Romanian new leu	Buy	Morgan Stanley	1/24/2011	435,000	131,281	130,798	(483)
Romanian new leu	Buy	Morgan Stanley	1/24/2011	4,685,000	1,504,496	1,408,710	(95,786)

See Notes to Financial Statements.

Schedule of Investments (concluded)

INCOME FUND November 30, 2010

Open Forward Foreign Currency Exchange Contracts at November 30, 2010: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Russian ruble	Buy	Barclays Bank plc	12/10/2010	15,200,000	$487,883	$481,555	$(6,328)
Russian ruble	Buy	Barclays Bank plc	1/24/2011	3,500,000	110,774	110,390	(384)
Russian ruble	Buy	Barclays Bank plc	1/24/2011	73,500,000	2,427,345	2,318,185	(109,160)
Singapore dollar	Buy	Goldman Sachs	12/10/2010	5,180,000	3,809,243	3,923,135	113,892
Singapore dollar	Buy	Barclays Bank plc	1/24/2011	1,240,000	948,172	939,081	(9,091)
Singapore dollar	Buy	Barclays Bank plc	1/24/2011	185,000	142,717	140,105	(2,612)
Singapore dollar	Sell	Barclays Bank plc	1/24/2011	660,000	512,921	499,833	13,088
Singapore dollar	Buy	Morgan Stanley	2/22/2011	5,500,000	4,288,399	4,165,233	(123,166)
Singapore dollar	Buy	Morgan Stanley	2/22/2011	145,000	112,470	109,810	(2,660)
Singapore dollar	Buy	Morgan Stanley	2/22/2011	335,000	253,692	253,701	9
South African rand	Buy	Morgan Stanley	12/10/2010	12,820,000	1,714,568	1,805,217	90,649
South African rand	Buy	Goldman Sachs	1/24/2011	5,305,000	761,672	741,969	(19,703)
South African rand	Buy	Goldman Sachs	1/24/2011	500,000	70,912	69,931	(981)
South African rand	Buy	Goldman Sachs	1/24/2011	865,000	121,183	120,981	(202)
South African rand	Buy	Barclays Bank plc	2/22/2011	3,360,000	479,512	467,959	(11,553)
South African rand	Buy	Barclays Bank plc	2/22/2011	16,950,000	2,450,555	2,360,686	(89,869)
South African rand	Buy	Barclays Bank plc	2/22/2011	575,000	81,899	80,082	(1,817)
South Korean won	Buy	UBS AG	1/24/2011	845,000,000	746,961	726,906	(20,055)
South Korean won	Sell	UBS AG	1/24/2011	845,000,000	753,509	726,906	26,603
Taiwan dollar	Buy	Barclays Bank plc	1/24/2011	15,100,000	491,616	495,989	4,373
Taiwan dollar	Buy	Barclays Bank plc	2/22/2011	12,900,000	428,145	423,987	(4,158)
Thai baht	Buy	Goldman Sachs	12/9/2010	14,800,000	469,618	489,544	19,926
Thai baht	Buy	UBS AG	2/22/2011	29,700,000	999,327	981,452	(17,875)
Thai baht	Buy	UBS AG	2/22/2011	2,700,000	89,333	89,223	(110)
Turkish lira	Buy	Goldman Sachs	12/10/2010	6,090,000	3,909,359	4,043,920	134,561
Turkish lira	Buy	Morgan Stanley	1/24/2011	5,660,000	3,926,738	3,732,895	(193,843)
Turkish lira	Buy	Morgan Stanley	1/24/2011	220,000	151,234	145,095	(6,139)
Turkish lira	Buy	Barclays Bank plc	2/22/2011	775,000	544,453	508,945	(35,508)
Turkish lira	Buy	Barclays Bank plc	2/22/2011	2,910,000	2,049,296	1,911,007	(138,289)
Turkish lira	Buy	Barclays Bank plc	2/22/2011	150,000	102,995	98,505	(4,490)
Turkish lira	Buy	Barclays Bank plc	2/22/2011	430,000	282,170	282,382	212

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,740,266)

See Notes to Financial Statements.

Schedule of Investments

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 99.08%

ASSET-BACKED SECURITIES 10.14%

Automobiles 3.74%
Bank of America Auto Trust 2010-1A A2†	0.75%		6/15/2012	$28,785	$28,801,166
Capital Auto Receivables Asset Trust 2008-1 A3B	1.253%	#	8/15/2012	3,698	3,707,151
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.103%	#	1/15/2013	23,457	23,545,531
Capital One Prime Auto Receivables Trust 2007-1 A4	0.273%	#	12/15/2012	7,878	7,871,656
CarMax Auto Owner Trust 2010-1 A2	0.83%		11/15/2012	6,932	6,936,239
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	10,000	9,984,697
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	19,258	19,285,292
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	10,000	9,991,572
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%		8/8/2013	30,000	29,963,316
Chrysler Financial Lease Trust 2010-A A2†	1.78%		6/15/2011	12,511	12,532,406
Ford Credit Auto Lease Trust 2009-A A3†	3.71%		1/15/2014	15,866	16,058,338
Ford Credit Auto Lease Trust 2010-A A2†	1.04%		3/15/2013	29,903	29,938,736
Ford Credit Auto Lease Trust 2010-B A3†	0.91%		7/15/2013	35,000	34,913,378
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	203	203,430
Ford Credit Auto Owner Trust 2008-C A3	1.673%	#	6/15/2012	3,289	3,301,121
Ford Credit Auto Owner Trust 2009-D A2	1.21%		1/15/2012	730	730,323
Ford Credit Auto Owner Trust 2009-E A2	0.80%		3/15/2012	19,233	19,242,088
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%		7/15/2012	2,167	2,168,412
Harley-Davidson Motorcycle Trust 2009-3 A2	0.94%		4/15/2012	3,912	3,913,180
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%		10/15/2012	14,506	14,523,455
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%		11/15/2013	14,250	14,248,581
Honda Auto Receivables Owner Trust 2009-3 A2	1.50%		8/15/2011	999	998,937
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	1,878	1,878,737
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	14,989	15,003,921
Hyundai Auto Receivables Trust 2010-A A2	0.86%		11/15/2012	22,335	22,359,997
Mercedes-Benz Auto Receivables Trust 2009-1 A2	0.83%		3/15/2012	1,920	1,921,775
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%		8/15/2012	19,400	19,413,407
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	40,554	40,832,522
Nissan Auto Receivables Owner Trust 2007-A A4	0.253%	#	6/17/2013	3,438	3,436,210

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Automobiles (continued)
Volkswagen Auto Lease Trust 2009-A A3	3.41%		4/16/2012	$24,838	$25,130,516
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	6,109	6,111,983

Total					428,948,073

Credit Cards 4.15%
American Express Credit Account Master Trust 2007-8 A	0.553%	#	5/15/2015	10,000	10,022,065
Bank One Issuance Trust 2004-A5	0.383%	#	3/17/2014	8,695	8,692,075
Cabela’s Master Credit Card Trust 2008-1A A1†	4.31%		12/16/2013	18,135	18,162,043
Cabela’s Master Credit Card Trust 2009-1A A†	2.253%	#	3/16/2015	21,400	21,823,863
Capital One Multi-Asset Execution Trust 2005-A1	0.323%	#	1/15/2015	39,341	39,167,168
Capital One Multi-Asset Execution Trust 2006-A12 A	0.313%	#	7/15/2016	16,665	16,456,233
Capital One Multi-Asset Execution Trust 2007-A4	0.283%	#	3/16/2015	36,795	36,581,107
Chase Issuance Trust 2005-A2	0.323%	#	12/15/2014	17,385	17,357,808
Chase Issuance Trust 2005-A6	0.323%	#	7/15/2014	24,101	24,056,763
Chase Issuance Trust 2006-B1	0.403%	#	4/15/2013	7,750	7,746,166
Citibank Credit Card Issuance Trust 2005-A8	0.323%	#	10/20/2014	17,550	17,482,104
Citibank Credit Card Issuance Trust 2009-A1	2.003%	#	3/17/2014	20,655	21,062,345
Citibank Credit Card Issuance Trust 2009-A2	1.803%	#	5/15/2014	32,544	33,171,328
Discover Card Master Trust 2009-A1	1.553%	#	12/15/2014	15,880	16,102,228
Discover Card Master Trust 2009-A2 A	1.553%	#	2/17/2015	24,663	25,055,845
Discover Card Master Trust I 2005-4 A1	0.313%	#	6/18/2013	14,460	14,459,234
Discover Card Master Trust I 2006-2 A2	0.283%	#	1/16/2014	15,387	15,367,372
GE Capital Credit Card Master Note Trust 2009-1 A	2.353%	#	4/15/2015	34,125	34,822,099
MBNA Credit Card Master Note Trust 1997-B A	0.413%	#	8/15/2014	49,619	49,554,074
MBNA Credit Card Master Note Trust 2002-A3	0.493%	#	9/15/2014	31,213	31,221,889
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.313%	#	5/15/2015	18,000	17,895,362

Total					476,259,171

Home Equity 0.00%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	403	381,298

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Other 2.25%
CNH Equipment Trust 2007-A A4	0.293%	#	9/17/2012	$4,307	$4,306,407
Illinois Student Assistance Commission 2010-1 A1	0.767%	#	4/25/2017	20,000	20,008,800
Nelnet Student Loan Trust 2010-4A A†	1.069%	#	4/25/2046	31,200	31,199,064
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.318%	#	7/25/2016	5,641	5,628,888
Pennsylvania Higher Education Assistance Agency 2009-2 A1	0.888%	#	4/25/2019	9,429	9,437,892
SLM Student Loan Trust 2004-1 A2	0.428%	#	7/25/2018	6,994	6,984,552
SLM Student Loan Trust 2004-2 A4	0.418%	#	10/25/2019	8,965	8,914,490
SLM Student Loan Trust 2005-3 A3	0.318%	#	7/25/2016	4,048	4,043,022
SLM Student Loan Trust 2006-2 A4	0.378%	#	10/25/2022	25,000	24,760,035
SLM Student Loan Trust 2007-2 A2	0.288%	#	7/25/2017	36,368	36,149,951
SLM Student Loan Trust 2008-3 A1	0.788%	#	1/25/2014	6,984	6,997,490
SLM Student Loan Trust 2008-4 A1	0.968%	#	7/25/2013	11,173	11,189,477
SLM Student Loan Trust 2008-6 A1	0.688%	#	10/27/2014	10,858	10,867,333
SLM Student Loan Trust 2008-7 A1	0.688%	#	10/27/2014	7,335	7,343,570
SLM Student Loan Trust 2008-8 A1	0.788%	#	10/27/2014	5,326	5,336,249
SLM Student Loan Trust 2010-1 A	0.653%	#	3/25/2025	37,847	37,745,038
SLM Student Loan Trust 2010-B A1†(a)	2.173%	#	8/15/2016	13,802	13,805,534
SLM Student Loan Trust 2010-C A1†	1.903%	#	12/15/2017	13,964	13,972,060

Total					258,689,852

Total Asset-Backed Securities (cost $1,164,654,037)					1,164,278,394

CORPORATE BONDS 49.89%

Aerospace/Defense 0.16%
Alliant Techsystems, Inc.	6.75%		4/1/2016	7,672	7,825,440
L-3 Communications Corp.	6.375%		10/15/2015	10,435	10,800,225

Total					18,625,665

Air Transportation 1.07%
Continental Airlines, Inc.	7.461%		4/1/2015	12,756	13,330,166
Continental Airlines, Inc.	7.339%		4/19/2014	18,360	18,681,510
Delta Air Lines, Inc.	6.20%		7/2/2018	14,750	15,856,250
Delta Air Lines, Inc.	4.95%		5/23/2019	5,000	5,068,750
Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	10,000	10,917,790
Southwest Airlines Co.†	10.50%		12/15/2011	37,050	40,162,941

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Air Transportation (continued)
United Airlines, Inc.	6.636%		7/2/2022	$2,129	$2,187,209
United Airlines, Inc.	9.75%		1/15/2017	14,352	16,217,784

Total					122,422,400

Auto Parts: Original Equipment 0.01%
Cooper-Standard Automotive, Inc.†	8.50%		5/1/2018	1,309	1,402,266

Automotive 0.01%
Tenneco, Inc.†	7.75%		8/15/2018	725	760,344

Banks: Diversified 7.19%
Bank of America Corp.	2.10%		4/30/2012	80,850	82,642,606
Bank of America Corp.	7.375%		5/15/2014	58,310	65,204,166
Barclays Bank plc (United Kingdom)†(b)	2.50%		9/21/2015	34,110	33,547,697
Barclays Bank plc (United Kingdom)(b)	5.20%		7/10/2014	18,776	20,545,431
Canadian Imperial Bank of Commerce (Canada)†(b)	2.00%		2/4/2013	31,280	31,979,358
CIT Group, Inc.	7.00%		5/1/2017	25,840	25,323,200
Citigroup, Inc.	6.00%		12/13/2013	10,000	10,945,250
Commonwealth Bank of Australia (Australia)†(b)	2.70%		11/25/2014	29,000	30,513,510
Corporacion Andina de Fomento (Venezuela)(b)	3.75%		1/15/2016	7,907	7,982,749
Deutsche Bank AG	0.589%	#	1/19/2012	8,050	8,011,360
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2015	33,500	33,228,650
Goldman Sachs Group, Inc. (The)	5.15%		1/15/2014	44,097	47,825,798
Goldman Sachs Group, Inc. (The)	6.00%		5/1/2014	10,000	11,111,320
HSBC Bank USA	4.625%		4/1/2014	23,650	25,090,096
Kreditanstalt fuer Wiederaufbau (Germany)(b)	3.50%		5/16/2013	50,000	53,224,500
Morgan Stanley	4.20%		11/20/2014	37,800	39,158,721
NIBC Bank NV (Netherlands)†(b)	2.80%		12/2/2014	32,000	33,538,208
Regions Financial Corp.	7.75%		11/10/2014	5,000	4,879,050
Silicon Valley Bank	6.05%		6/1/2017	10,000	10,457,300
Societe Financement de l’Economie Francaise (France)†(b)	3.375%		5/5/2014	102,600	109,781,179
Stadshypotek AB (Sweden)†(b)	1.45%		9/30/2013	31,200	31,356,936
Standard Chartered plc (United Kingdom)†(b)	3.85%		4/27/2015	5,850	6,075,933
Toronto-Dominion Bank (The) (Canada)†(b)	2.20%		7/29/2015	50,525	51,223,862
Westpac Banking Corp. (Australia)†(b)	2.90%		9/10/2014	48,520	51,406,649
Woori Bank (South Korea)†(b)	4.50%		10/7/2015	360	369,627

Total					825,423,156

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Banks: Money Center 0.47%
1Malaysia Sukuk Global Berhad (Malaysia)†(b)	3.928%		6/4/2015	$13,575	$14,216,813
Banco Santander Chile (Chile)†(b)	1.539%	#	4/20/2012	1,000	1,000,036
Export-Import Bank of Korea (South Korea)(b)	5.125%		2/14/2011	5,050	5,089,415
Western Corporate Federal Credit Union	1.75%		11/2/2012	33,215	33,908,795

Total					54,215,059

Beverages 0.39%
Anheuser-Busch InBev Worldwide, Inc.†	5.375%		11/15/2014	29,200	32,682,012
Bacardi Ltd.†	7.45%		4/1/2014	5,715	6,694,957
CEDC Finance Corp. International, Inc.†	9.125%		12/1/2016	200	211,000
SABMiller plc (United Kingdom)†(b)	5.50%		8/15/2013	4,500	4,925,637

Total					44,513,606

Biotechnology Research & Production 0.62%
Bio-Rad Laboratories, Inc.	6.125%		12/15/2014	6,445	6,573,900
Bio-Rad Laboratories, Inc.	7.50%		8/15/2013	31,736	32,212,040
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016	2,230	2,447,425
Cellu Tissue Holdings, Inc.	11.50%		6/1/2014	7,450	8,772,375
FMC Finance III SA (Luxembourg)(b)	6.875%		7/15/2017	19,755	21,187,237

Total					71,192,977

Broadcasting 0.09%
Allbritton Communications Co.	8.00%		5/15/2018	3,305	3,296,738
Salem Communications Corp.	9.625%		12/15/2016	6,542	6,869,100

Total					10,165,838

Building Materials 0.10%
Associated Materials LLC†	9.125%		11/1/2017	9,380	9,591,050
Building Materials Corp. of America†	7.00%		2/15/2020	2,255	2,333,925

Total					11,924,975

Business Services 1.00%
Board of Trustees of The Leland Stanford Junior University (The)	3.625%		5/1/2014	52,426	56,252,259
Expedia, Inc.	8.50%		7/1/2016	34,195	37,699,988
Seminole Indian Tribe of Florida†	5.798%		10/1/2013	6,185	6,328,010
Seminole Indian Tribe of Florida†	7.75%		10/1/2017	1,395	1,441,209
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%		12/1/2017	11,933	12,768,310

Total					114,489,776

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Cable Services 0.19%
Historic TW, Inc.	9.125%		1/15/2013	$4,700	$5,432,190
Time Warner Cable, Inc.	7.50%		4/1/2014	13,863	16,145,487

Total					21,577,677

Chemicals 1.41%
Airgas, Inc.	7.125%		10/1/2018	19,175	21,164,406
Ashland, Inc.	9.125%		6/1/2017	5,450	6,281,125
Chemtura Corp.†	7.875%		9/1/2018	1,925	2,040,500
Incitec Pivot Ltd. (Australia)†(b)	4.00%		12/7/2015	10,000	9,920,000
Lyondell Chemical Co.	11.00%		5/1/2018	3,500	3,911,250
Methanex Corp. (Canada)(b)	6.00%		8/15/2015	15,767	15,488,917
Methanex Corp. (Canada)(b)	8.75%		8/15/2012	15,603	16,480,669
Mosaic Co. (The)†	7.375%		12/1/2014	9,686	10,031,015
Mosaic Co. (The)†	7.625%		12/1/2016	31,553	34,111,980
Nova Chemicals Corp. (Canada)(b)	3.568%	#	11/15/2013	7,159	6,962,128
Nova Chemicals Corp. (Canada)(b)	6.50%		1/15/2012	20,665	21,414,106
Phibro Animal Health Corp.†	9.25%		7/1/2018	10,572	10,862,730
Yara International ASA (Norway)†(b)	5.25%		12/15/2014	3,000	3,279,891

Total					161,948,717

Coal 0.54%
Drummond Co., Inc.	7.375%		2/15/2016	26,011	26,661,275
Drummond Co., Inc.†	9.00%		10/15/2014	17,290	18,327,400
Foundation PA Coal Co.	7.25%		8/1/2014	16,390	16,799,750

Total					61,788,425

Communications & Media 0.10%
Digicel Group Ltd. (Jamaica)†(b)	8.25%		9/1/2017	10,800	11,394,000

Computer Hardware 0.38%
Maxim Integrated Products, Inc.	3.45%		6/14/2013	12,427	12,776,708
Seagate Technology International†	10.00%		5/1/2014	25,873	30,530,140

Total					43,306,848

Computer Software 0.21%
Brocade Communications Systems, Inc.	6.625%		1/15/2018	3,325	3,524,500
JDA Software Group, Inc.†	8.00%		12/15/2014	3,125	3,343,750
SunGard Data Systems, Inc.	10.25%		8/15/2015	16,101	16,745,040

Total					23,613,290

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Products 0.13%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	$14,462	$15,257,410

Containers 0.92%
Ardagh Packaging Finance plc (Ireland)†(b)	7.375%	10/15/2017	2,500	2,581,250
Ball Corp.	6.625%	3/15/2018	14,450	14,775,125
Crown Americas LLC/Crown Americas Capital Corp.	7.75%	11/15/2015	4,894	5,077,525
Rock-Tenn Co.	5.625%	3/15/2013	29,663	30,552,890
Rock-Tenn Co.	9.25%	3/15/2016	22,125	24,005,625
Rock-Tenn Co. Class A	8.20%	8/15/2011	23,207	24,077,262
Sealed Air Corp.†	5.625%	7/15/2013	4,555	4,846,853

Total				105,916,530

Data Product, Equipment & Communications 0.02%
Fidelity National Information Services, Inc.†	7.625%	7/15/2017	2,400	2,544,000

Diversified Materials & Processing 0.18%
Kilroy Realty LP	5.00%	11/3/2015	20,500	20,743,950

Drugs 0.32%
Celgene Corp.	2.45%	10/15/2015	12,580	12,508,243
Genzyme Corp.	3.625%	6/15/2015	10,050	10,560,309
McKesson Corp.	6.50%	2/15/2014	1,006	1,143,805
Valeant Pharmaceuticals International, Inc. (Canada)†(b)	6.875%	12/1/2018	13,180	13,031,725

Total				37,244,082

Electric: Power 4.01%
AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	1,800	1,845,000
AES Corp. (The)	8.875%	2/15/2011	2,669	2,695,690
AES Corp. (The)	9.75%	4/15/2016	10,000	11,150,000
AES Red Oak LLC	8.54%	11/30/2019	21,560	21,775,759
Appalachian Power Co.	5.55%	4/1/2011	1,290	1,310,061
Arizona Public Service Co.	6.375%	10/15/2011	4,579	4,793,407
Black Hills Corp.	6.50%	5/15/2013	5,750	6,232,063
Black Hills Corp.	9.00%	5/15/2014	9,427	11,035,029
Calpine Construction Finance Co. LP and CCFC Finance Corp.†	8.00%	6/1/2016	23,000	24,322,500

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)
CE Generation LLC	7.416%		12/15/2018	$29,857	$31,386,568
Columbus Southern Power Co.	0.692%	#	3/16/2012	8,000	8,019,344
DPL, Inc.	6.875%		9/1/2011	3,906	4,077,614
Dubai Electricity & Water Authority (United Arab Emirates)†(b)	8.50%		4/22/2015	1,500	1,561,620
Duquesne Light Holdings, Inc.	5.50%		8/15/2015	34,259	36,007,168
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%		4/26/2017	400	420,000
Elwood Energy LLC	8.159%		7/5/2026	9,301	9,021,645
Entergy Mississippi, Inc.	5.92%		2/1/2016	3,900	3,920,670
FPL Energy Virginia Funding Corp.†	7.52%		6/30/2019	29,196	32,014,495
Indiantown Cogeneration LP	9.26%		12/15/2010	305	305,053
Indiantown Cogeneration LP	9.77%		12/15/2020	25,480	28,108,186
KCP&L Greater Missouri Operations Co.	7.95%		2/1/2011	8,483	8,578,654
KCP&L Greater Missouri Operations Co.	11.875%		7/1/2012	32,647	37,331,845
LG&E and KU Energy LLC†	2.125%		11/15/2015	15,000	14,747,790
Listrindo Capital BV (Netherlands)†(b)	9.25%		1/29/2015	1,700	1,875,620
MidAmerican Energy Holdings Co.	5.00%		2/15/2014	3,000	3,278,718
Mirant Mid-Atlantic Pass Through Trust	8.625%		6/30/2012	12,436	12,840,333
Nevada Power Co.	7.375%		1/15/2014	3,000	3,407,925
Nevada Power Co.	8.25%		6/1/2011	1,600	1,658,318
NiSource Finance Corp.	10.75%		3/15/2016	37,406	49,494,048
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%		6/1/2016	21,483	23,953,545
NV Energy, Inc.	6.75%		8/15/2017	1,347	1,405,259
NV Energy, Inc.	8.625%		3/15/2014	20,877	21,555,503
Old Dominion Electric Cooperative	6.25%		6/1/2011	4,600	4,724,706
Pedernales Electric Cooperative, Inc.†	4.093%		11/15/2012	1,370	1,381,118
Pepco Holdings, Inc.	2.70%		10/1/2015	9,675	9,658,282
PG&E Corp.	5.75%		4/1/2014	658	732,807
PNM Resources, Inc.	9.25%		5/15/2015	7,564	8,433,860
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%		7/2/2017	2,550	2,753,462
RRI Energy, Inc.	6.75%		12/15/2014	3,250	3,315,000
Scottish Power Ltd. (United Kingdom)(b)	5.375%		3/15/2015	5,035	5,461,862
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(b)	11.50%		2/12/2015	3,250	3,640,000

Total					460,230,527

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electrical Equipment 0.25%
Amphenol Corp.	4.75%	11/15/2014	$23,575	$25,396,169
Public Service Co. of New Mexico	7.95%	5/15/2018	1,300	1,448,791
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	1,300	1,381,250

Total				28,226,210

Electrical: Household 0.05%
WireCo WorldGroup†	9.50%	5/15/2017	5,200	5,651,750

Electronics 0.03%
Sensus USA, Inc.	8.625%	12/15/2013	3,933	4,011,660

Electronics: Semi-Conductors/Components 0.27%
Agilent Technologies, Inc.	2.50%	7/15/2013	9,600	9,773,587
Agilent Technologies, Inc.	5.50%	9/14/2015	10,000	11,145,280
Freescale Semiconductor, Inc.	8.875%	12/15/2014	9,350	9,537,000

Total				30,455,867

Energy Equipment & Services 0.48%
Covanta Holding Corp.	7.25%	12/1/2020	11,850	12,166,549
Inergy LP/Inergy Finance Corp.	6.875%	12/15/2014	2,500	2,543,750
Kazatomprom (Kazakhstan)†(b)	6.25%	5/20/2015	5,500	5,862,450
NRG Energy, Inc.	7.25%	2/1/2014	31,165	31,866,213
NRG Energy, Inc.	7.375%	1/15/2017	2,400	2,430,000

Total				54,868,962

Engineering & Contracting Services 0.19%
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	22,400	21,616,000

Entertainment 0.11%
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	1,300	1,319,500
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	8,000	8,340,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	3,450	3,208,500

Total				12,868,000

Environmental Services 0.14%
Casella Waste Systems, Inc.	11.00%	7/15/2014	14,450	15,822,750

Fertilizers 0.01%
Potash Corp. of Saskatchewan, Inc. (Canada)(b)	4.875%	3/1/2013	1,169	1,246,947

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Financial Services 5.89%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%		3/5/2014	$13,065	$13,810,606
American Express Bank FSB	5.55%		10/17/2012	2,885	3,091,442
American Express Credit Corp.	7.30%		8/20/2013	33,500	37,946,220
Aon Corp.	3.50%		9/30/2015	15,000	15,234,825
Astoria Depositor Corp.†	7.902%		5/1/2021	18,571	18,571,118
BNP Paribas Home Loan Covered Bonds SA (France)†(b)	2.20%		11/2/2015	30,300	29,926,098
EDP Finance BV (Netherlands)†(b)	4.90%		10/1/2019	1,431	1,281,561
EDP Finance BV (Netherlands)†(b)	5.375%		11/2/2012	33,900	34,204,083
FMR LLC†	4.75%		3/1/2013	7,295	7,700,777
General Electric Capital Corp.	0.552%	#	9/15/2014	2,025	1,964,252
General Electric Capital Corp.	1.875%		9/16/2013	24,120	24,243,133
General Electric Capital Corp.	2.00%		9/28/2012	77,660	79,765,906
General Electric Capital Corp.	2.80%		1/8/2013	38,150	39,116,301
General Electric Capital Corp.	3.75%		11/14/2014	32,827	34,584,919
General Electric Capital Corp.	5.25%		10/19/2012	32,200	34,566,120
General Electric Capital Corp.	5.50%		6/4/2014	8,661	9,639,676
General Electric Capital Corp.	5.65%		6/9/2014	18,900	21,014,815
General Electric Capital Corp.	5.90%		5/13/2014	57,590	64,336,093
Hyundai Capital America†	3.75%		4/6/2016	3,750	3,759,236
Marsh & McLennan Cos., Inc.	5.375%		7/15/2014	3,700	4,003,999
MU Finance plc (United Kingdom)†(b)	8.375%		2/1/2017	9,000	9,112,500
Northern Tier Energy LLC and Northern Tier Finance Corp.†	10.50%		12/1/2017	8,900	9,055,750
Pinafore LLC/Pinafore, Inc.†	9.00%		10/1/2018	6,940	7,356,400
Prudential Financial, Inc.	4.75%		4/1/2014	19,800	21,185,743
Salton Sea Funding Corp.	7.475%		11/30/2018	2,329	2,552,096
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	23,000	23,162,150
TD Ameritrade Holding Corp.	4.15%		12/1/2014	17,965	18,864,903
Waha Aerospace BV (Netherlands)†(b)	3.925%		7/28/2020	5,750	5,755,020
Woodside Finance Ltd. (Australia)†(b)	4.50%		11/10/2014	27,101	28,985,929
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	10,610	11,527,489
Woodside Finance Ltd. (Australia)†(b)	8.125%		3/1/2014	45,956	53,682,215
Xstrata Finance Ltd. (Canada)†(b)	5.50%		11/16/2011	5,675	5,872,796

Total					675,874,171

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Financial: Miscellaneous 0.48%
Cie de Financement Foncier (France)†(b)	2.125%		4/22/2013	$33,000	$33,537,471
Ford Motor Credit Co. LLC	5.542%	#	6/15/2011	2,000	2,047,500
Ford Motor Credit Co. LLC	7.25%		10/25/2011	7,194	7,426,388
Ford Motor Credit Co. LLC	8.70%		10/1/2014	8,360	9,299,731
NASDAQ OMX Group, Inc. (The)	4.00%		1/15/2015	2,942	3,048,356

Total					55,359,446

Food 0.78%
Arcor (Argentina)†(b)	7.25%		11/9/2017	625	653,125
Bumble Bee Foods LLC	7.75%		12/15/2015	2,542	2,910,590
CFG Investment SAC (Peru)†(b)	9.25%		12/19/2013	2,000	2,100,000
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%		2/10/2017	7,700	8,123,500
Del Monte Corp.	7.50%		10/15/2019	2,375	2,701,563
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%		2/1/2020	5,550	5,355,750
Michael Foods, Inc.†	9.75%		7/15/2018	1,946	2,111,410
NBTY, Inc.†	9.00%		10/1/2018	2,100	2,215,500
Southern States Cooperative, Inc.†	11.25%		5/15/2015	14,563	15,145,520
Tate & Lyle International Finance plc (United Kingdom)†(b)	6.125%		6/15/2011	5,279	5,406,203
TreeHouse Foods, Inc.	7.75%		3/1/2018	9,043	9,834,262
Wm. Wrigley Jr. Co.†	3.70%		6/30/2014	31,470	32,739,846

Total					89,297,269

Gaming 0.26%
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%		10/15/2015	14,349	13,882,657
Turning Stone Casino Resort†	9.125%		9/15/2014	15,064	15,450,015

Total					29,332,672

Health Care Products 0.70%
Biomet, Inc.	11.625%		10/15/2017	29,520	32,693,400
HCA, Inc.	8.50%		4/15/2019	34,040	37,273,800
HCA, Inc. PIK	9.625%		11/15/2016	9,800	10,498,250

Total					80,465,450

Health Care Services 0.28%
DaVita, Inc.	6.375%		11/1/2018	7,000	6,956,250
Omega Healthcare Investors, Inc.	7.00%		1/15/2016	9,400	9,564,500

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Health Care Services (continued)
Omega Healthcare Investors, Inc.	7.50%		2/15/2020	$7,000	$7,332,500
Psychiatric Solutions, Inc.	7.75%		7/15/2015	6,000	6,270,000
Psychiatric Solutions, Inc.	7.75%		7/15/2015	2,248	2,349,160

Total					32,472,410

Hospital Management 0.16%
Universal Health Services, Inc.	6.75%		11/15/2011	5,336	5,554,952
Universal Health Services, Inc.	7.125%		6/30/2016	11,434	12,561,301

Total					18,116,253

Household Equipment/Products 0.02%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%		5/15/2018	2,375	2,375,000

Household Furnishings 0.15%
Sealy Mattress Co.†	10.875%		4/15/2016	2,025	2,298,375
Simmons Bedding Co.†	11.25%		7/15/2015	13,373	14,476,273

Total					16,774,648

Industrial Products 0.16%
Vulcan Materials Co.	1.542%	#	12/15/2010	18,600	18,605,450

Insurance 0.56%
ACE INA Holdings, Inc.	2.60%		11/23/2015	12,175	12,099,685
Aflac, Inc.	3.45%		8/15/2015	6,750	6,996,470
Fidelity National Financial, Inc.	6.60%		5/15/2017	11,750	11,995,516
Markel Corp.	6.80%		2/15/2013	5,000	5,343,045
MetLife, Inc.	2.375%		2/6/2014	19,380	19,612,405
Willis North America, Inc.	5.625%		7/15/2015	7,390	7,827,015

Total					63,874,136

Investment Management Companies 0.65%
BlackRock, Inc.	3.50%		12/10/2014	10,000	10,458,510
FIH Erhvervsbank A/S (Denmark)†(b)	1.75%		12/6/2012	17,495	17,819,830
FIH Erhvervsbank A/S (Denmark)†(b)	2.45%		8/17/2012	10,210	10,502,486
Lazard Group LLC	7.125%		5/15/2015	29,858	32,872,911
Offshore Group Investments Ltd.†	11.50%		8/1/2015	2,375	2,517,500

Total					74,171,237

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leasing 0.15%
International Lease Finance Corp.	5.65%	6/1/2014	$5,650	$5,508,750
International Lease Finance Corp.†	6.50%	9/1/2014	5,000	5,262,500
International Lease Finance Corp.†	8.625%	9/15/2015	5,650	5,974,875
International Lease Finance Corp.†	8.75%	3/15/2017	950	1,002,250

Total				17,748,375

Leisure 0.37%
NCL Corp. Ltd.†	9.50%	11/15/2018	4,975	5,093,156
Royal Caribbean Cruises Ltd.	6.875%	12/1/2013	5,179	5,541,530
Royal Caribbean Cruises Ltd.	7.00%	6/15/2013	5,470	5,798,200
Speedway Motorsports, Inc.	6.75%	6/1/2013	21,271	21,377,355
Speedway Motorsports, Inc.	8.75%	6/1/2016	4,860	5,248,800

Total				43,059,041

Lodging 0.17%
Marina District Finance Co., Inc.†	9.875%	8/15/2018	6,450	6,208,125
Wyndham Worldwide Corp.	9.875%	5/1/2014	11,250	13,119,008

Total				19,327,133

Machinery: Industrial/Specialty 0.24%
CPM Holdings, Inc.†	10.625%	9/1/2014	13,090	13,940,850
SPX Corp.†	6.875%	9/1/2017	1,810	1,909,550
SPX Corp.	7.625%	12/15/2014	10,500	11,458,125

Total				27,308,525

Machinery: Oil Well Equipment & Services 0.17%
National Oilwell Varco, Inc.	6.125%	8/15/2015	16,295	16,834,609
Ormat Funding Corp.	8.25%	12/30/2020	3,175	3,079,926

Total				19,914,535

Manufacturing 0.09%
Freedom Group, Inc.†	10.25%	8/1/2015	9,755	10,145,200

Media 1.34%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	53,980	56,139,200
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	46,299	51,681,537
Gaylord Entertainment Co.	6.75%	11/15/2014	4,825	4,837,062
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	3,100	3,611,500
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	1,909	2,185,805
Rainbow National Services LLC†	8.75%	9/1/2012	16,896	17,043,840

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media (continued)
Rainbow National Services LLC†	10.375%	9/1/2014	$15,418	$16,092,537
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	2,189	2,227,308

Total				153,818,789

Metal Fabricating 0.09%
Timken Co.	6.00%	9/15/2014	9,145	10,207,210

Metals & Minerals: Miscellaneous 2.92%
Anglo American Capital plc (United Kingdom)†(b)	2.15%	9/27/2013	19,465	19,727,291
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	66,448	81,366,706
Compass Minerals International, Inc.	8.00%	6/1/2019	10,573	11,577,435
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	7.00%	11/1/2015	3,500	3,561,250
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	28,510	31,885,270
Rain CII Carbon LLC and CII Carbon Corp.†	8.00%	12/1/2018	15,500	15,558,125
Rain CII Carbon LLC and CII Carbon Corp.†	11.125%	11/15/2015	19,530	20,994,750
Rio Tinto Finance USA Ltd. (Australia)(b)	8.95%	5/1/2014	38,470	47,116,710
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	83,555	103,469,415

Total				335,256,952

Multi-Sector Companies 0.02%
General Electric Co.	5.00%	2/1/2013	2,450	2,636,058

Natural Gas 0.20%
Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	7,000	7,334,943
Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	1,500	1,616,313
Source Gas LLC†	5.90%	4/1/2017	3,180	3,127,028
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	1,925	2,166,847
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,340	1,345,025
Texas Eastern Transmission LP	7.30%	12/1/2010	4,500	4,500,000
Towngas China Co., Ltd. (Hong Kong)(b)	8.25%	9/23/2011	3,000	3,152,172

Total				23,242,328

Oil 1.49%
Brigham Exploration Co.†	8.75%	10/1/2018	8,325	8,907,750
Concho Resources, Inc.	8.625%	10/1/2017	2,500	2,681,250
Continental Resources, Inc.†	7.375%	10/1/2020	6,324	6,766,680
Continental Resources, Inc.	8.25%	10/1/2019	9,920	11,060,800

See Notes to Financial Statements.

Schedule of Investments (continued)
SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil (continued)
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	$9,593	$10,233,736
Holly Corp.	9.875%	6/15/2017	8,753	9,562,652
KazMunaiGas National Co. (Kazakhstan)†(b)	8.375%	7/2/2013	3,000	3,291,000
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	11,166	11,947,620
Mariner Energy, Inc.	11.75%	6/30/2016	10,401	12,949,245
PC Financial Partnership	5.00%	11/15/2014	4,275	4,703,646
Petro-Canada (Canada)(b)	4.00%	7/15/2013	4,700	4,978,179
Precision Drilling Corp. (Canada)†(b)	6.625%	11/15/2020	3,328	3,369,600
QEP Resources, Inc.	6.05%	9/1/2016	5,000	5,134,225
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	23,550	25,830,064
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%	9/30/2016	14,721	16,264,872
Rosetta Resources, Inc.	9.50%	4/15/2018	8,858	9,522,350
SEACOR Holdings, Inc.	5.875%	10/1/2012	4,110	4,236,761
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,015	1,182,146
Swift Energy Co.	7.125%	6/1/2017	6,570	6,537,150
Whiting Petroleum Corp.	7.00%	2/1/2014	11,405	11,918,225

Total				171,077,951

Oil: Crude Producers 1.74%
Enogex LLC†	6.875%	7/15/2014	5,000	5,561,515
Genesis Energy LP/Genesis Energy Finance Corp.†	7.875%	12/15/2018	5,262	5,229,112
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	15,688	17,632,308
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	6,995	8,350,617
Holly Energy Partners LP/Holly Energy Finance Corp.	6.25%	3/1/2015	3,225	3,225,000
Holly Energy Partners LP/Holly Energy Finance Corp.†	8.25%	3/15/2018	12,350	13,091,000
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	19,956	21,683,260
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	34,035	36,823,215
NGPL PipeCo LLC†	6.514%	12/15/2012	25,846	27,848,884
Noble Energy, Inc.	5.25%	4/15/2014	1,350	1,474,524
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	10,840	11,800,251
Petroleum Development Corp.	12.00%	2/15/2018	12,402	13,952,250
Southeast Supply Header LLC†	4.85%	8/15/2014	18,526	19,654,641
Southern Star Central Corp.†	6.75%	3/1/2016	9,375	9,421,875
Southwestern Energy Co.	7.50%	2/1/2018	3,595	4,071,337

Total				199,819,789

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic 1.59%
Colorado Interstate Gas Co.	6.80%	11/15/2015	$8,613	$10,180,092
Ferrellgas LP/Ferrellgas Finance Corp.†	6.50%	5/1/2021	4,022	3,981,780
Frontier Oil Corp.	6.875%	11/15/2018	7,445	7,593,900
Frontier Oil Corp.	8.50%	9/15/2016	5,400	5,697,000
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	40,455	40,104,660
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	23,000	24,925,652
National Fuel Gas Co.	5.25%	3/1/2013	3,655	3,856,902
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	26,700	28,073,849
Rockies Express Pipeline LLC†	3.90%	4/15/2015	18,190	18,345,779
Rockies Express Pipeline LLC†	6.25%	7/15/2013	34,285	37,086,393
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	2,918	3,151,440

Total				182,997,447

Oil: Integrated International 0.18%
Statoil ASA (Norway)†(b)	5.125%	4/30/2014	9,940	11,084,273
Statoil ASA (Norway)(b)	9.125%	7/15/2014	7,800	9,683,653

Total				20,767,926

Paper & Forest Products 1.26%
China Forestry Holdings Ltd. (China)†(b)	7.75%	11/17/2015	1,900	1,852,500
Clearwater Paper Corp.†	7.125%	11/1/2018	695	710,638
Clearwater Paper Corp.	10.625%	6/15/2016	8,440	9,727,100
Exopack Holding Corp.	11.25%	2/1/2014	3,500	3,622,500
Georgia-Pacific LLC†	7.00%	1/15/2015	5,000	5,175,000
Georgia-Pacific LLC†	7.125%	1/15/2017	2,000	2,120,000
Georgia-Pacific LLC	7.70%	6/15/2015	5,470	6,263,150
Georgia-Pacific LLC†	8.25%	5/1/2016	22,475	24,947,250
PH Glatfelter Co.	7.125%	5/1/2016	5,078	5,268,425
Plum Creek Timberlands LP	5.875%	11/15/2015	28,677	31,644,467
Potlatch Corp.	6.95%	12/15/2015	1,500	1,500,000
SCA Finans AB (Sweden)†(b)	4.50%	7/15/2015	14,350	15,088,881
Sino-Forest Corp. (Canada)†(b)	6.25%	10/21/2017	2,223	2,184,098
Sino-Forest Corp. (Canada)†(b)	9.125%	8/17/2011	1,150	1,187,375
Sino-Forest Corp. (Canada)†(b)	10.25%	7/28/2014	16,530	18,554,925
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	14,492	14,890,530

Total				144,736,839

Pollution Control 0.14%
Clean Harbors, Inc.	7.625%	8/15/2016	15,229	16,142,740

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Publishing 0.20%
Scholastic Corp.	5.00%		4/15/2013	$22,630	$22,799,725

Real Estate Investment Trusts 1.04%
Federal Realty Investment Trust	4.50%		2/15/2011	8,075	8,133,067
Federal Realty Investment Trust	5.40%		12/1/2013	2,738	2,968,529
Federal Realty Investment Trust	5.95%		8/15/2014	14,560	16,215,079
Federal Realty Investment Trust	6.00%		7/15/2012	12,809	13,650,539
Healthcare Realty Trust, Inc.	6.50%		1/17/2017	6,250	6,817,544
Qatari Diar Finance QSC (Qatar)†(b)	3.50%		7/21/2015	4,000	4,036,916
Reckson Operating Partnership LP	5.875%		8/15/2014	4,000	4,201,088
Reckson Operating Partnership LP	6.00%		3/31/2016	7,565	7,585,395
Tanger Properties LP	6.15%		11/15/2015	15,588	17,319,546
Ventas Realty LP/Ventas Capital Corp.	3.125%		11/30/2015	10,000	9,825,990
Ventas Realty LP/Ventas Capital Corp.	6.50%		6/1/2016	27,000	28,542,726

Total					119,296,419

Restaurants 0.04%
Dave & Buster’s, Inc.	11.00%		6/1/2018	4,343	4,712,155

Retail 0.25%
DineEquity, Inc.†	9.50%		10/30/2018	860	894,400
Dunkin’ Finance Corp.†	9.625%		12/1/2018	4,400	4,449,500
Giraffe Acquisition Corp.†	9.125%		12/1/2018	2,150	2,171,500
QVC, Inc.†	7.125%		4/15/2017	7,000	7,385,000
QVC, Inc.†	7.50%		10/1/2019	11,048	11,655,640
Vitamin Shoppe Industries, Inc.	7.786%	#	11/15/2012	2,080	2,093,000

Total					28,649,040

Retail: Specialty 0.43%
AutoZone, Inc.	6.50%		1/15/2014	12,050	13,669,159
Brown Shoe Co., Inc.	8.75%		5/1/2012	8,448	8,659,200
Rent-A-Center, Inc.†	6.625%		11/15/2020	3,400	3,366,000
Sally Holdings LLC/Sally Capital, Inc.	10.50%		11/15/2016	22,246	24,136,910

Total					49,831,269

Savings & Loan 0.33%
U.S. Central Federal Credit Union	1.90%		10/19/2012	37,566	38,460,597

Services 0.01%
Iron Mountain, Inc.	6.625%		1/1/2016	960	967,200

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel 0.24%
Harsco Corp.	2.70%	10/15/2015	$14,878	$14,853,883
Valmont Industries, Inc.	6.875%	5/1/2014	12,575	12,889,375

Total				27,743,258

Storage Facilities 0.23%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	24,903	26,272,665

Telecommunications 1.69%
Angel Lux Common SA (Luxembourg)†(b)	8.875%	5/1/2016	23,895	25,567,650
Atlantic Broadband Finance LLC	9.375%	1/15/2014	2,350	2,402,875
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	40,871	45,264,632
Crown Castle Towers LLC†	3.214%	8/15/2015	5,100	5,094,665
DigitalGlobe, Inc.	10.50%	5/1/2014	16,725	18,982,875
GeoEye, Inc.	9.625%	10/1/2015	3,425	3,853,125
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	5,734	6,049,370
Intelsat Jackson Holdings SA (Luxembourg)†(b)	8.50%	11/1/2019	2,750	2,970,000
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	6,100	6,252,500
NII Capital Corp.	10.00%	8/15/2016	5,000	5,575,000
Qtel International Finance Ltd.†	3.375%	10/14/2016	3,000	2,897,727
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	10,425	10,607,437
TELUS Corp. (Canada)(b)	8.00%	6/1/2011	7,626	7,877,498
ViaSat, Inc.	8.875%	9/15/2016	1,125	1,200,938
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	3,600	3,933,000
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	5,050	4,986,875
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	16,525	18,425,375
Wind Acquisition Finance SA (Italy)†(b)	12.00%	12/1/2015	20,487	21,741,829

Total				193,683,371

Tobacco 0.56%
Altria Group, Inc.	7.75%	2/6/2014	20,466	23,940,390
Altria Group, Inc.	8.50%	11/10/2013	5,023	5,991,444
Universal Corp.	6.25%	12/1/2014	30,900	33,830,649

Total				63,762,483

Transportation: Miscellaneous 0.64%
AMGH Merger Sub, Inc.†	9.25%	11/1/2018	2,675	2,748,563
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	30,000	29,717,520

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

—Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation: Miscellaneous (continued)
Commercial Barge Line Co.	12.50%	7/15/2017	$3,850	$4,470,812
Kansas City Southern de Mexico SA de CV (Mexico)(b)	7.375%	6/1/2014	9,000	9,472,500
Kansas City Southern de Mexico SA de CV (Mexico)(b)	7.625%	12/1/2013	11,025	11,410,875
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	14,695	15,760,387

Total				73,580,657

Utilities: Electrical 0.93%
IPALCO Enterprises, Inc.†	7.25%	4/1/2016	19,778	21,360,240
IPALCO Enterprises, Inc.	8.625%	11/14/2011	19,545	20,619,975
Otter Tail Corp.	9.00%	12/15/2016	20,514	22,052,550
Potomac Electric Power Co.	4.95%	11/15/2013	1,000	1,104,436
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	27,000	27,901,260
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%	10/25/2012	13,420	14,067,193

Total				107,105,654

Total Corporate Bonds (cost $5,600,311,833)				5,727,259,137

FLOATING RATE LOANS(c) 1.73%

Automotive 0.02%
Viking Acquisition Term Loan	6.00%	11/5/2016	2,640	2,649,900

Business Services 0.08%
Alliance Laundry Systems LLC Term Loan B	6.25%	9/23/2016	9,336	9,456,846

Chemicals 0.04%
Chemtura Exit Term Loan B	5.50%	8/27/2016	5,000	5,041,665

Communications Services 0.08%
Alaska Communications Systems Holding, Inc. Term Loan B	6.25%	10/15/2016	9,333	9,398,956

Consumer Products 0.09%
Reynolds Group Holdings, Inc. Incremental U.S. Term Loan	6.25%	5/5/2016	2,981	3,008,579
Reynolds Group Holdings, Inc. Incremental Tranche A Term Loan	6.25%	8/6/2015	5,500	5,526,812
Reynolds Group Holdings, Inc. Incremental Tranche D Term Loan	6.50%	5/5/2016	1,500	1,513,955

Total				10,049,346

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified 0.08%
New Development Holdings, Inc. Term Loan	7.00%	7/3/2017	$8,990	$9,165,584

Drugs 0.08%
Warner Chilcott plc Term Loan	6.25%	4/30/2015	1,567	1,579,402
Warner Chilcott plc Term Loan A	6.00%	10/30/2014	3,136	3,141,473
Warner Chilcott plc Term Loan B1	6.25%	4/30/2015	1,514	1,526,269
Warner Chilcott plc Term Loan B2	6.25%	4/30/2015	2,520	2,541,514

Total				8,788,658

Financial: Miscellaneous 0.08%
Goodman Global Holdings, Inc. 1st Lien Term Loan	5.75%	10/28/2016	8,683	8,768,551

Food 0.04%
Michael Foods Group, Inc. Term Loan B	6.25%	6/29/2016	4,988	5,049,844

Health Care 0.10%
Grifols, Inc. Term Loan B	6.00%	6/4/2016	10,818	10,942,786

Health Care Products 0.26%
Hanger Orthopedic Group, Inc. Term Loan B	5.25%	12/01/2016	11,593	12,031,914
HCA, Inc. Term Loan B	2.539%	11/18/2013	18,480	18,134,587

Total				30,166,501

Leisure 0.08%
Leslie Poolmart, Inc. Term Loan B	6.00%	11/24/2017	8,800	8,868,754

Manufacturing 0.09%
Pinafore LLC Term Loan B	6.75%	9/29/2016	10,000	10,135,160

Miscellaneous 0.12%
Smurfit-Stone Container Corp. Exit Term Loan B	6.75%	7/15/2016	13,466	13,658,077

Photography 0.05%
Getty Images, Inc. New Term Loan	5.25%	11/7/2016	5,800	5,858,725

Restaurants 0.02%
Dunkin’ Brands, Inc. Term Loan B	5.75%	11/18/2017	1,900	1,920,782

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
Retail 0.04%
Gymboree Corp. Term Loan	5.50%		11/16/2017		$4,650	$4,675,324

Retail: Specialty 0.14%
Bass Pro Group LLC Term Loan	5.00% - 5.75%		4/9/2015		12,091	12,170,311
Green Mountain Coffee Roasters, Inc. Term Loan B	5.50%		11/23/2016		4,400	4,430,250

Total						16,600,561

Services 0.15%
Brickman Group Holdings, Inc. New Term Loan B	7.25%		10/14/2016		7,200	7,272,000
DineEquity, Inc. Term Loan B	6.00%		10/19/2017		9,983	10,136,138

Total						17,408,138

Telecommunications 0.09%
Atlantic Broadband Finance LLC Tranche B Term Loan	5.75%		11/8/2015		1,584	1,593,900
CCO Holdings LLC 3rd Lien Term Loan	2.756%		9/6/2014		8,751	8,449,091

Total						10,042,991

Total Floating Rate Loans (cost $196,075,421)						198,647,149

FOREIGN BONDS(d) 0.66%

Netherlands 0.23%
Clondalkin Acquisition BV†	2.879%	#	12/15/2013	EUR	5,000	6,149,514
Clondalkin Industries BV†	8.00%		3/15/2014	EUR	1,500	1,839,987
New World Resources NV†	7.875%		5/1/2018	EUR	1,650	2,163,415
Ziggo Bond Co. BV†	8.00%		5/15/2018	EUR	2,525	3,269,384
Ziggo Finance BV†	6.125%		11/15/2017	EUR	10,000	12,680,306

Total						26,102,606

Spain 0.07%
INAER Aviation Finance Ltd.†	9.50%		8/1/2017	EUR	7,200	8,738,477

United Kingdom 0.36%
Infinis plc†	9.125%		12/15/2014	GBP	14,850	24,253,345
Matalan Finance Ltd.†	9.625%		3/31/2017	GBP	1,550	2,531,494
R&R Ice Cream Ltd.†	8.375%		11/15/2017	EUR	10,600	14,167,851

Total						40,952,690

Total Foreign Bonds (cost $78,120,274)						75,793,773

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
FOREIGN GOVERNMENT OBLIGATIONS 0.52%

Argentina 0.01%
Provincia de Buenos Aires†(b)	11.75%		10/5/2015	$1,115	$1,120,575

Lithuania 0.07%
Republic of Lithuania†(b)	6.75%		1/15/2015	6,800	7,388,628

Poland 0.14%
Republic of Poland(b)	5.00%		10/19/2015	15,000	15,838,245

Russia 0.21%
Russia Eurobonds†(b)	3.625%		4/29/2015	24,150	24,319,050

Sri Lanka 0.05%
Republic of Sri Lanka†(b)	8.25%		10/24/2012	5,000	5,612,500

Ukraine 0.04%
Ukraine Government†(b)	6.875%		9/23/2015	5,000	4,825,000

Total Foreign Government Obligations (cost $57,845,754)					59,103,998

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.78%
Federal Home Loan Mortgage Corp. 1671 JA	0.713%	#	1/15/2024	118	118,087
Federal Home Loan Mortgage Corp. 2564 PD	5.00%		9/15/2016	10,558	10,768,577
Federal Home Loan Mortgage Corp. 2870 AJ	5.00%		10/15/2027	14,452	14,702,758
Federal Home Loan Mortgage Corp. K004 A1	3.413%		5/25/2019	25,530	26,732,254
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	64,197	67,336,265
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	77,005	80,396,359
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019	93,317	96,898,776
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	47,952	48,334,883
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	35,000	35,434,399
Federal National Mortgage Assoc. 2004-61 A	5.00%		2/25/2018	3,267	3,330,225
Federal National Mortgage Assoc. 2009-M2 A1	2.387%		1/25/2019	26,587	27,284,820
Federal National Mortgage Assoc. 2010-M3 A1	2.587%		3/25/2020	22,326	22,995,094

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $426,769,864)					434,332,497

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.58%
Federal Home Loan Mortgage Corp.	4.857%	#	5/1/2035	17,935	18,795,490
Federal Home Loan Mortgage Corp.	5.069%	#	7/1/2037	6,749	7,206,973
Federal Home Loan Mortgage Corp.	5.092%	#	12/1/2035	39,775	42,162,993

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.(e)	5.50%		TBA	$55,000		$58,927,330
Federal Home Loan Mortgage Corp.	5.541%	#	6/1/2036	5,641		5,917,916
Federal Home Loan Mortgage Corp.(e)	6.00%		TBA	50,000		54,218,750
Federal Home Loan Mortgage Corp.	6.00%		8/1/2013	2		2,213
Federal Home Loan Mortgage Corp.	6.50%		5/1/2014 - 4/1/2029	5		5,455
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675		21,750,014
Federal National Mortgage Assoc.	3.18%		11/1/2014	25,891		27,142,825
Federal National Mortgage Assoc.	3.845%	#	12/1/2039	42,528		44,753,737
Federal National Mortgage Assoc.	4.812%	#	6/1/2038	9,910		10,468,819
Federal National Mortgage Assoc.	5.265%	#	10/1/2035	5,403		5,767,822
Federal National Mortgage Assoc.	5.50%		1/1/2035 - 7/1/2035	50,982		55,181,177
Federal National Mortgage Assoc.	5.71%	#	10/1/2038	2,191		2,345,811
Federal National Mortgage Assoc.	5.831%	#	10/1/2036	1,120		1,188,365
Federal National Mortgage Assoc.	5.891%	#	8/1/2036	314		331,563
Federal National Mortgage Assoc.(e)	6.00%		TBA	50,000		54,414,100
Federal National Mortgage Assoc.	6.00%		7/1/2014	–	(f)	870
Federal National Mortgage Assoc.	6.053%	#	12/1/2036	363		385,331
Federal National Mortgage Assoc.	6.50%		4/1/2011 - 6/1/2015	6		6,376

Total Government Sponsored Enterprises Pass-Throughs (cost $409,050,981)						410,973,930

MUNICIPAL BONDS 0.59%

General Obligation 0.32%
CA St Taxable(g)	3.95%		11/1/2015	15,000		15,220,500
New York City NY Taxable Ser C2	2.23%		10/1/2014	9,880		9,876,246
New York City NY Taxable Ser O	4.65%		6/1/2015	11,285		12,230,344

Total						37,327,090

Utilities 0.27%
Guam Pwr Auth Rev Sub Ser A	7.50%		10/1/2015	24,730		25,546,090
MO Jt Muni Elec Util Commn Taxable Ser B (AMBAC)	5.25%		1/1/2014	4,840		5,254,304

Total						30,800,394

Total Municipal Bonds (cost $67,119,742)						68,127,484

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 28.19%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	20,175		20,809,498

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%		6/11/2035	$29,312	$30,429,752
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	1,061	1,075,798
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%		7/10/2043	22,295	24,002,732
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	7,590	7,985,121
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	5,852	5,867,687
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	63,550	69,417,362
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%		9/10/2047	1,736	1,735,301
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.369%	#	9/10/2047	53,681	58,849,219
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	29,589	31,021,450
Bear Stearns Commercial Mortgage Securities, Inc. 2001 TOP4 A3	5.61%		11/15/2033	12,296	12,535,960
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%		10/15/2036	35,733	37,287,735
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	14,050	14,283,701
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.298%	#	10/12/2042	42,605	46,523,885
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%		3/11/2039	1,034	1,033,734
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.575%	#	3/11/2039	3,000	2,999,221
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.881%	#	9/11/2038	14,085	15,189,924
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	9,715	10,371,824
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.679%	#	4/12/2038	3,449	3,467,647
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%		10/12/2041	5,910	6,396,278
Bear Stearns Commercial Mortgage Securities, Inc. 2007-BBA8 A1†	0.323%	#	3/15/2022	11,036	10,896,124
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	1,803	1,843,888

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%		5/15/2043	$9,600	$10,117,477
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A1	5.454%		10/15/2048	33	32,588
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%		6/10/2038	28,690	29,915,691
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%		6/10/2044	56,830	61,361,039
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	5,194	5,234,825
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	38,380	39,056,064
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%		2/15/2039	37,065	38,367,070
Credit Suisse Mortgage Capital 2006-C1 A3	5.69%	#	2/15/2039	28,363	30,083,207
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	18,150	18,715,909
CS First Boston Mortgage Securities Corp. 2001-CKN5 A4	5.435%		9/15/2034	19,462	19,824,971
CS First Boston Mortgage Securities Corp. 2001-CP4 A4	6.18%		12/15/2035	12,558	12,757,983
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%		12/15/2035	33,299	34,743,991
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	32,216	33,581,076
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%		7/15/2035	19,196	20,183,427
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%		12/15/2035	51,406	54,076,334
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	30,563	32,893,111
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%		12/15/2036	18,279	19,554,609
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	25,903	27,226,750
CS First Boston Mortgage Securities Corp. 2005-C3 A4	4.686%		7/15/2037	17,650	18,616,394
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%		7/15/2037	16,253	16,920,293
CS First Boston Mortgage Securities Corp. 2005-C4 A5	5.104%		8/15/2038	36,207	39,236,983

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2005-C5 A2	5.10%		8/15/2038	$5,177	$5,193,347
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%		8/15/2038	39,153	42,526,154
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%		10/14/2022	44,381	46,734,702
GE Capital Commercial Mortgage Corp. 2001-2 A4	6.29%		8/11/2033	15,276	15,540,583
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%		6/10/2038	45,597	46,948,810
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%		12/10/2035	25,234	26,353,023
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%		8/11/2036	23,150	24,284,639
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%		12/10/2037	27,170	28,641,620
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%		1/10/2038	6,180	6,529,408
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%		7/10/2037	21,800	23,350,641
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%		7/10/2039	73	73,734
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	8,381	8,465,183
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%		7/10/2045	40,895	44,143,044
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.454%	#	3/10/2044	203	202,552
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.514%	#	3/10/2044	11,170	12,216,631
GE Capital Commercial Mortgage Corp. 2006-C1 AAB	5.514%	#	3/10/2044	4,576	4,964,717
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%		11/15/2039	22,052	22,699,755
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%		10/15/2038	16,165	16,844,195
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%		7/10/2039	5,813	6,116,764
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	1,976	2,005,284
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	7,870	8,185,337

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.659%	#	5/10/2040	$24,880	$26,952,429
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	11,020	11,561,043
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%		7/5/2035	214	214,076
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%		7/5/2035	31,540	32,935,692
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%		1/5/2036	9,093	9,735,993
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	23,125	23,314,495
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	56,211	57,845,903
GS Mortgage Securities Corp. II 2003-C1 A3	4.608%		1/10/2040	13,440	14,132,618
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	4,249	4,433,312
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	34,388	34,651,095
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%		11/10/2039	18,584	18,934,678
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	56,955	59,231,498
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB2 A3	6.429%		4/15/2035	16,578	16,840,840
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%		11/15/2035	15,673	16,145,488
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%		7/12/2037	3,585	3,609,491
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	10,273	10,756,045
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%		12/12/2034	22,880	24,137,519
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%		7/12/2035	31,395	33,263,012
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%		10/12/2037	16,237	17,106,248
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%		7/12/2037	1,025	1,058,613
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	16,320	16,715,015
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%		9/12/2037	11,775	12,642,546

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%		7/15/2042	$935	$936,421
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%		7/15/2042	14,000	14,331,227
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	25,805	27,738,336
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 ASB	4.824%		10/15/2042	1,806	1,897,787
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.363%	#	12/15/2044	51,270	56,102,122
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A2	5.379%		4/15/2043	11,576	11,621,854
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.986%	#	6/15/2049	29,372	30,608,502
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%		11/15/2043	13,942	13,983,784
LB-UBS Commercial Mortgage Trust 2001-C3 A2	6.365%		12/15/2028	35,380	35,908,659
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%		12/15/2030	5,905	6,095,988
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%		3/15/2031	5,620	5,883,416
LB-UBS Commercial Mortgage Trust 2002-C4 A5	4.853%		9/15/2031	16,424	17,248,107
LB-UBS Commercial Mortgage Trust 2002-C7 A4	4.96%		12/15/2031	5,687	6,027,281
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%		3/15/2032	21,304	22,391,346
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%		12/15/2029	2,685	2,704,227
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%		2/15/2030	514	515,059
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%		7/15/2030	47,490	50,636,859
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	50,424	54,527,697
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%		11/15/2030	11,479	11,823,184
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%		11/15/2030	31,646	34,614,341
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%		11/15/2030	10,000	10,579,249
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%		2/15/2031	3,400	3,415,822
LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156%		2/15/2031	30,882	33,171,786
LB-UBS Commercial Mortgage Trust 2006-C4 AAB	6.053%	#	6/15/2032	7,050	7,770,055
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	30,817	31,618,273
LB-UBS Commercial Mortgage Trust 2007-C2 A2	5.303%		2/15/2040	13,804	14,186,222
Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLFA A1†	0.553%	#	6/15/2022	7,432	7,063,999
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%		7/12/2034	27,425	28,586,923
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%		2/12/2042	225	225,540

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	$13,568	$13,767,924
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.393%	#	11/12/2037	1,909	1,916,839
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.414%	#	11/12/2037	36,828	40,472,760
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.414%	#	11/12/2037	8,775	9,246,444
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%		1/12/2044	459	458,917
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%		1/12/2044	4,695	5,120,569
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	10,150	10,642,622
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	9,151	9,408,378
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%		6/12/2043	49,172	52,603,979
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	9,123	9,117,626
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	48,201	48,330,601
Morgan Stanley Capital I 2003-IQ4 A1	3.27%		5/15/2040	181	180,987
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%		1/14/2042	10,297	10,725,076
Morgan Stanley Capital I 2005-HQ7 A4	5.376%	#	11/14/2042	43,120	47,096,632
Morgan Stanley Capital I 2005-HQ7 AAB	5.353%	#	11/14/2042	24,525	25,840,200
Morgan Stanley Capital I 2005-IQ9 A2	4.30%		7/15/2056	46	46,200
Morgan Stanley Capital I 2005-T19 A4A	4.89%		6/12/2047	40,673	44,009,740
Morgan Stanley Capital I 2006-HQ10 A2	5.283%		11/12/2041	1,701	1,725,572
Morgan Stanley Capital I 2006-HQ8 A2	5.374%		3/12/2044	9,331	9,342,371
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	10,830	10,852,138
Morgan Stanley Capital I 2006-T21 A4	5.162%		10/12/2052	11,825	12,721,670
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	34,805	35,423,202
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%		3/12/2035	5,753	5,926,002
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%		11/13/2036	143	143,180
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	6.001%	#	8/12/2045	44,500	47,931,462
NCUA Guaranteed Notes 2010-C1 APT	2.65%		10/29/2020	52,000	51,853,443
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	51,100	53,416,031
Salomon Brothers Mortgage Securities VII, Inc. 2001-C2 A3	6.499%		11/13/2036	9,202	9,462,052
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3	4.865%		3/18/2036	4,390	4,577,226
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	34,524	34,756,665
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%		4/15/2034	29,931	31,391,223

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%		11/15/2034	$18,025		$18,923,622
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	5,381		5,390,168
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%		6/15/2035	13,910		14,501,239
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	#	8/15/2035	28,850		30,986,201
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%		10/15/2035	4,298		4,331,990
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%		11/15/2035	3,930		3,934,202
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4	4.935%		4/15/2042	11,696		12,594,908
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	6,314		6,629,843
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%		5/15/2044	41,011		42,394,900
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%	#	7/15/2042	33,970		37,003,528
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.378%	#	10/15/2044	57,864		63,356,167

Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,180,908,631)						3,235,529,970

PASS-THROUGH AGENCY 0.00%
Government National Mortgage Assoc. (cost $55)	10.50%		3/15/2019	–	(f)	50

Total Long-Term Investments (cost $11,180,856,592)						11,374,046,382

SHORT-TERM INVESTMENTS 1.86%

Repurchase Agreements
Repurchase Agreement dated 11/30/2010, 0.03% due 12/1/2010 with Fixed Income Clearing Corp. collateralized by $26,790,000 of Federal Home Loan Bank at 0.12% due 8/15/2011; value: $26,756,513; proceeds: $26,229,986				26,230		26,229,964

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Repurchase Agreements (continued)
Repurchase Agreement dated 11/30/2010, 0.23% due 12/1/2010 with Bank of America Corp. collateralized by $189,010,000 of US Treasury Note at 2.25% due 11/30/2017; value: $190,202,997; proceeds: $187,155,196			$187,154	$187,154,000

Total Short-Term Investments (cost $213,383,964)				213,383,964

Total Investments in Securities 100.94% (cost $11,394,240,556)				11,587,430,346

Liabilities in Excess of Cash, Foreign Cash and Other Assets(h) (0.94%)				(108,121,777)

Net Assets 100.00%				$11,479,308,569

PIK	Payment-in-kind.
EUR	Euro
GBP	British pound.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2010.
(a)	Securities have been fully or partially segregated to cover margin requirements for open futures contracts as of November 30, 2010.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown are the rate(s) in effect at November 30, 2010.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Amount is less than $1,000.
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on open futures contracts and forward foreign currency exchange contracts as follows:

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency: AMBAC AMBAC Assurance Corporation

Open Futures Contracts at November 30, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	March 2011	9,271	Long	$2,033,825,625	$2,773,072
U.S. 5-Year Treasury Note	March 2011	12,824	Short	(1,536,976,444)	(2,284,391)

Totals				$496,849,181	$488,681

See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION INCOME FUND November 30, 2010

Open Forward Foreign Currency Exchange Contracts at November 30, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
British pound	Sell	UBS AG	12/15/2010	16,682,150	$25,700,020	$25,946,072	$(246,052)
euro	Sell	Goldman Sachs	12/21/2010	1,391,611	1,864,966	1,806,274	58,692
euro	Sell	Goldman Sachs	1/13/2011	7,109,640	9,896,263	9,227,345	668,918
euro	Sell	Barclays Bank plc	1/21/2011	4,646,045	6,410,520	6,029,723	380,797
euro	Sell	Goldman Sachs	1/24/2011	1,650,000	2,292,477	2,141,373	151,104
euro	Sell	Morgan Stanley	1/28/2011	10,000,000	13,929,300	12,977,789	951,511
euro	Sell	UBS AG	2/1/2011	2,506,593	3,475,992	3,252,946	223,046
euro	Sell	Goldman Sachs	2/2/2011	10,798,563	14,980,630	14,013,841	966,789

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,154,805

See Notes to Financial Statements.

Statements of Assets and Liabilities

November 30, 2010

	Convertible Fund	Floating Rate Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$250,985,806	$2,738,238,393	$1,162,830,432
Investments in securities, at value	$277,665,099	$2,773,953,752	$1,219,121,430
Cash	26,813	107,096	613,735
Receivables:
Interest and dividends	1,960,207	14,159,503	24,973,113
Investment securities sold	–	10,768,077	2,199,580
Capital shares sold	745,133	33,713,448	12,018,126
From advisor (See Note 3)	–	65,674	104,629
Prepaid expenses and other assets	28,220	220,295	77,843
Total assets	280,425,472	2,832,987,845	1,259,108,456
LIABILITIES:
Payables:
Investment securities purchased	–	205,391,062	20,489,969
Capital shares reacquired	255,625	3,671,202	4,404,665
Management fee	161,705	966,177	595,135
12b-1 distribution fees	82,144	1,056,167	266,460
Fund administration	9,240	82,229	40,294
Trustees’ fees	36,802	37,439	64,089
To affiliates (See Note 3)	–	11,638	53,225
Distributions payable	–	9,701,726	7,818,838
Accrued expenses and other liabilities	79,575	404,249	158,530
Total liabilities	625,091	221,321,889	33,891,205
NET ASSETS	$279,800,381	$2,611,665,956	$1,225,217,251
COMPOSITION OF NET ASSETS:
Paid-in capital	$279,325,484	$2,560,118,734	$1,186,775,583
Undistributed (distributions in excess of) net investment income	950,696	36,150	(296,145)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(27,155,092)	15,795,713	(17,549,258)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	26,679,293	35,715,359	56,287,071
Net Assets	$279,800,381	$2,611,665,956	$1,225,217,251

See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

November 30, 2010

	Convertible Fund	Floating Rate Fund	High Yield Fund

Net assets by class:
Class A Shares	$80,399,391	$1,104,145,297	$422,609,084
Class B Shares	$8,915,174	–	$25,815,299
Class C Shares	$55,797,510	$691,301,913	$136,809,596
Class F Shares	$31,141,323	$674,403,185	$121,144,477
Class I Shares	$102,611,281	$141,379,966	$508,347,735
Class P Shares	$93,516	–	$936,493
Class R2 Shares	$21,185	$12,079	$1,952,597
Class R3 Shares	$821,001	$423,516	$7,601,970
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	7,155,767	118,328,435	54,934,067
Class B Shares	796,275	–	3,369,023
Class C Shares	4,990,959	74,025,349	17,866,744
Class F Shares	2,770,300	72,338,999	15,765,091
Class I Shares	9,097,963	15,143,195	65,800,794
Class P Shares	8,257	–	120,150
Class R2 Shares	1,868	1,293	252,280
Class R3 Shares	73,239	45,368	982,607
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.24	$9.33	$7.69
Class A shares-Maximum offering price (Net asset value plus sales charge of 4.75%, 2.25% and 4.75%, respectively)	$11.80	$9.54	$8.07
Class B Shares-Net asset value	$11.20	–	$7.66
Class C Shares-Net asset value	$11.18	$9.34	$7.66
Class F Shares-Net asset value	$11.24	$9.32	$7.68
Class I Shares-Net asset value	$11.28	$9.34	$7.73
Class P Shares-Net asset value	$11.33	–	$7.79
Class R2 Shares-Net asset value	$11.34	$9.34	$7.74
Class R3 Shares-Net asset value	$11.21	$9.34	$7.74

See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

November 30, 2010

	Income Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$953,974,936	$11,394,240,556
Investments in securities, at value	$1,003,412,375	$11,587,430,346
Cash	2,183,755	22,911,862
Deposit with broker for futures contracts	–	531,040
Foreign cash, at value (cost $788,106 and $7,667,203, respectively)	729,585	7,097,173
Receivables:
Interest	14,097,258	104,930,688
Investment securities sold	4,611,641	44,092,703
Capital shares sold	6,594,740	130,507,101
Unrealized appreciation on forward foreign currency exchange contracts	1,620,869	3,400,857
Prepaid expenses and other assets	66,044	598,876
Total assets	1,033,316,267	11,901,500,646
LIABILITIES:
Payables:
Investment securities purchased	16,104,862	342,729,192
Capital shares reacquired	1,434,613	31,311,917
12b-1 distribution fees	329,554	5,355,150
Management fee	415,665	2,432,761
Trustees’ fees	781,319	196,249
Fund administration	33,253	369,516
Variation margin	237,494	463,853
Distributions payable	4,320,820	37,722,456
Unrealized depreciation on forward foreign currency exchange contracts	3,361,135	246,052
Accrued expenses	204,795	1,364,931
Total liabilities	27,223,510	422,192,077
NET ASSETS	$1,006,092,757	$11,479,308,569
COMPOSITION OF NET ASSETS:
Paid-in capital	$965,419,252	$11,256,184,981
Undistributed (Distributions in excess of) net investment income	(1,967,060)	1,061,298
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(4,114,345)	25,312,008
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	46,754,910	196,750,282
Net Assets	$1,006,092,757	$11,479,308,569

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2010

	Income Fund	Short Duration Income Fund

Net assets by class:
Class A Shares	$688,875,875	$5,280,795,132
Class B Shares	$21,805,806	$49,948,361
Class C Shares	$172,082,924	$3,499,490,186
Class F Shares	$100,874,388	$2,382,845,418
Class I Shares	$21,101,150	$252,030,112
Class R2 Shares	$13,002	$1,613,223
Class R3 Shares	$1,339,612	$12,586,137
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	241,115,708	1,138,068,052
Class B Shares	7,624,988	10,748,656
Class C Shares	59,982,445	749,489,415
Class F Shares	35,320,233	514,018,397
Class I Shares	7,390,967	54,356,293
Class R2 Shares	4,516	347,377
Class R3 Shares	467,449	2,708,208
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$2.86	$4.64
Class A shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$2.93	$4.75
Class B Shares-Net asset value	$2.86	$4.65
Class C Shares-Net asset value	$2.87	$4.67
Class F Shares-Net asset value	$2.86	$4.64
Class I Shares-Net asset value	$2.85	$4.64
Class R2 Shares-Net asset value	$2.88	$4.64
Class R3 Shares-Net asset value	$2.87	$4.65

See Notes to Financial Statements.

Statements of Operations

For the Year Ended November 30, 2010

	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment income:
Dividends	$4,609,211	$—	$24,882
Interest and other	8,344,681	97,652,207	86,611,011
Total investment income	12,953,892	97,652,207	86,635,893
Expenses:
Management fee	2,038,872	7,833,588	5,722,737
12b-1 distribution plan-Class A	277,116	1,491,138	1,199,709
12b-1 distribution plan-Class B	98,551	—	265,395
12b-1 distribution plan-Class C	531,658	4,157,688	1,016,884
12b-1 distribution plan-Class F	23,535	395,563	56,092
12b-1 distribution plan-Class P	397	—	3,385
12b-1 distribution plan-Class R2	131	22	7,547
12b-1 distribution plan-Class R3	3,607	952	21,963
Shareholder servicing	218,359	1,112,018	557,746
Professional	517,216	76,295	60,411
Reports to shareholders	20,273	175,020	66,745
Fund administration	116,507	655,095	382,762
Custody	17,716	27,616	23,418
Trustees’ fees	10,560	54,011	33,173
Registration	84,330	358,726	156,290
Subsidy (See Note 3)	—	152,439	752,652
Other	17,433	35,933	31,369
Gross expenses	3,976,261	16,526,104	10,358,278
Expense reductions (See Note 7)	(336)	(2,323)	(790)
Management fee waived (See Note 3)	—	(258,558)	(301,103)
12b-1 distribution plan—Class A reimbursed (See Note 3)	—	—	(521,290)
Net expenses	3,975,925	16,265,223	9,535,095
Net investment income	8,977,967	81,386,984	77,100,798
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	23,257,942	16,192,055	47,862,607
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	6,161,354	23,997,030	10,289,282
Net realized and unrealized gain	29,419,296	40,189,085	58,151,889
Net Increase in Net Assets Resulting From Operations	$38,397,263	$121,576,069	$135,252,687

See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended November 30, 2010

	Income Fund	Short Duration Income Fund
Investment income:
Interest and other	$54,202,225	$324,510,014
Total investment income	54,202,225	324,510,014
Expenses:
Management fee	4,354,446	20,648,016
12b-1 distribution plan-Class A	1,421,586	7,369,419
12b-1 distribution plan-Class B	252,025	492,497
12b-1 distribution plan-Class C	1,220,481	22,615,744
12b-1 distribution plan-Class F	57,509	1,437,883
12b-1 distribution plan-Class R2	9	5,040
12b-1 distribution plan-Class R3	1,795	25,377
Shareholder servicing	862,580	4,520,796
Professional	56,910	96,288
Reports to shareholders	67,855	686,661
Fund administration	348,356	3,063,683
Custody	49,076	137,839
Trustees’ fees	30,729	261,537
Registration	128,280	1,149,903
Other	22,590	108,643
Gross expenses	8,874,227	62,619,326
Expense reductions (See Note 7)	(1,138)	(11,184)
Management fee waived (See Note 3)	(40,737)	–
Net expenses	8,832,352	62,608,142
Net investment income	45,369,873	261,901,872
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	53,231,011	75,025,269
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(10,885,876)	101,705,416
Net realized and unrealized gain	42,345,135	176,730,685
Net Increase in Net Assets Resulting From Operations	$87,715,008	$438,632,557

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009
Operations:
Net investment income	$8,977,967	$11,925,904
Net realized gain (loss) on investments	23,257,942	(19,742,000)
Net change in unrealized appreciation/depreciation on investments	6,161,354	110,647,881
Net increase in net assets resulting from operations	38,397,263	102,831,785
Distributions to shareholders from:
Net investment income
Class A	(3,563,795)	(4,246,986)
Class B	(384,271)	(454,646)
Class C	(2,029,544)	(2,173,483)
Class F	(1,062,891)	(794,919)
Class I	(6,395,547)	(9,168,446)
Class P	(3,743)	(3,587)
Class R2	(1,226)	(923)
Class R3	(30,822)	(14,901)
Total distributions to shareholders	(13,471,839)	(16,857,891)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	95,201,445	174,318,688
Reinvestment of distributions	9,265,324	9,550,090
Cost of shares reacquired	(205,118,926)	(161,440,404)
Net increase (decrease) in net assets resulting from capital share transactions	(100,652,157)	22,428,374
Net increase (decrease) in net assets	(75,726,733)	108,402,268
NET ASSETS:
Beginning of year	$355,527,114	$247,124,846
End of year	$279,800,381	$355,527,114
Undistributed net investment income	$950,696	$1,610,777

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009
Operations:
Net investment income	$81,386,984	$15,031,438
Net realized gain on investments	16,192,055	4,552,511
Net change in unrealized appreciation/depreciation on investments and unfunded commitments	23,997,030	31,216,396
Net increase in net assets resulting from operations	121,576,069	50,800,345
Distributions to shareholders from:
Net investment income
Class A	(36,270,676)	(7,778,478)
Class C	(18,415,956)	(2,456,259)
Class F	(20,683,625)	(2,129,000)
Class I	(6,006,694)	(2,741,930)
Class R2	(682)	(628)
Class R3	(9,393)	(761)
Net realized gain
Class A	(2,062,328)	–
Class C	(1,020,792)	–
Class F	(682,521)	–
Class I	(373,827)	–
Class R2	(77)	–
Class R3	(157)	–
Total distributions to shareholders	(85,526,728)	(15,107,056)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	2,549,440,651	476,643,970
Reinvestment of distributions	59,324,024	10,517,968
Cost of shares reacquired	(501,035,504)	(127,749,388)
Net increase in net assets resulting from capital share transactions	2,107,729,171	359,412,550
Net increase in net assets	2,143,778,512	395,105,839
NET ASSETS:
Beginning of year	$467,887,444	$72,781,605
End of year	$2,611,665,956	$467,887,444
Undistributed net investment income	$36,150	$36,192

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	High Yield Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009
Operations:
Net investment income	$77,100,798	$53,186,573
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	47,862,607	(16,562,588)
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	10,289,282	187,474,272
Net increase in net assets resulting from operations	135,252,687	224,098,257
Distributions to shareholders from:
Net investment income
Class A	(28,525,249)	(16,394,273)
Class B	(2,018,952)	(1,848,901)
Class C	(7,612,812)	(3,844,894)
Class F	(4,604,736)	(945,041)
Class I	(36,252,144)	(30,849,249)
Class P	(61,019)	(33,533)
Class R2	(99,905)	(22,291)
Class R3	(351,151)	(79,534)
Total distributions to shareholders	(79,525,968)	(54,017,716)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	664,042,814	391,916,818
Reinvestment of distributions	70,130,893	45,182,852
Cost of shares reacquired	(346,394,804)	(161,351,355)
Net increase in net assets resulting from capital share transactions	387,778,903	275,748,315
Net increase in net assets	443,505,622	445,828,856
NET ASSETS:
Beginning of year	$781,711,629	$335,882,773
End of year	$1,225,217,251	$781,711,629
Distributions in excess of net investment income	$(296,145)	$(241,485)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Income Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009
Operations:
Net investment income	$45,369,873	$36,247,669
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	53,231,011	(1,945,754)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(10,885,876)	158,930,277
Net increase in net assets resulting from operations	87,715,008	193,232,192
Distributions to shareholders from:
Net investment income
Class A	(36,096,825)	(30,067,900)
Class B	(1,244,908)	(1,280,811)
Class C	(6,618,087)	(3,868,025)
Class F	(3,248,838)	(900,058)
Class I	(1,028,585)	(61,485)
Class R2	(716)	(583)
Class R3	(18,818)	(4,026)
Total distributions to shareholders	(48,256,777)	(36,182,888)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	402,576,658	238,654,743
Reinvestment of distributions	38,209,636	25,869,439
Cost of shares reacquired	(222,496,631)	(131,721,035)
Net increase in net assets resulting from capital share transactions	218,289,663	132,803,147
Net increase in net assets	257,747,894	289,852,451
NET ASSETS:
Beginning of year	$748,344,863	$458,492,412
End of year	$1,006,092,757	$748,344,863
Undistributed/(distributions in excess of) net investment income	$(1,967,060)	$(3,561,919)

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2010	For the Year Ended November 30, 2009
Operations:
Net investment income	$261,901,872	$60,175,388
Net realized gain on investments, futures contracts and foreign currency related transactions	75,025,269	29,460,193
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	101,705,416	116,382,328
Net increase in net assets resulting from operations	438,632,557	206,017,909
Distributions to shareholders from:
Net investment income
Class A	(157,983,832)	(38,476,224)
Class B	(1,753,240)	(985,067)
Class C	(81,105,924)	(15,707,437)
Class F	(62,960,646)	(6,937,405)
Class I	(7,661,612)	(852,148)
Class R2	(32,914)	(408)
Class R3	(205,174)	(7,984)
Net realized gain
Class A	(7,656,022)	—
Class B	(136,857)	—
Class C	(4,243,906)	—
Class F	(2,077,701)	—
Class I	(253,051)	—
Class R2	(845)	—
Class R3	(6,728)	—
Total distributions to shareholders	(326,078,452)	(62,966,673)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	10,025,179,778	3,897,615,157
Reinvestment of distributions	239,951,592	38,457,804
Cost of shares reacquired	(2,777,132,624)	(476,925,084)
Net increase in net assets resulting from capital share transactions	7,487,998,746	3,459,147,877
Net increase in net assets	7,600,552,851	3,602,199,113
NET ASSETS:
Beginning of year	$3,878,755,718	$276,556,605
End of year	$11,479,308,569	$3,878,755,718
Undistributed net investment income	$1,061,298	$1,024

See Notes to Financial Statements.

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.30	$ 7.94	$12.96	$12.48	$11.64

Investment operations:

Net investment income(a)	.33	.32	.27	.19	.02

Net realized and unrealized gain (loss)	1.08	2.52	(4.66)	.99	1.05

Total from investment operations	1.41	2.84	(4.39)	1.18	1.07

Distributions to shareholders from:

Net investment income	(.47)	(.48)	(.41)	(.50)	(.23)

Net realized gain	–	–	(.22)	(.20)	–

Total distributions	(.47)	(.48)	(.63)	(.70)	(.23)

Net asset value, end of year	$11.24	$10.30	$ 7.94	$12.96	$12.48

Total Return(b)	14.12%	37.19%	(35.49)%	9.86%	9.35%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.41%	1.23%	1.23%	1.22%	1.27%

Expenses, excluding expense reductions	1.41%	1.23%	1.23%	1.23%	1.28%

Net investment income	3.05%	3.57%	2.39%	1.48%	.13%

Supplemental Data:
Net assets, end of year (000)	$80,399	$79,880	$68,596	$108,059	$93,635

Portfolio turnover rate	47.60%	106.61%	97.47%	91.42%	104.11%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.27	$ 7.92	$12.91	$12.43	$11.60

Investment operations:

Net investment income (loss)(a)	.26	.26	.19	.10	(.06)

Net realized and unrealized gain (loss)	1.07	2.52	(4.63)	1.00	1.05

Total from investment operations	1.33	2.78	(4.44)	1.10	.99

Distributions to shareholders from:

Net investment income	(.40)	(.43)	(.33)	(.42)	(.16)

Net realized gain	–	–	(.22)	(.20)	–

Total distributions	(.40)	(.43)	(.55)	(.62)	(.16)

Net asset value, end of year	$11.20	$10.27	$ 7.92	$12.91	$12.43

Total Return(b)	13.30%	36.26%	(35.84)%	9.18%	8.58%

Ratios to Average Net Assets:

Expenses, including expense reductions	2.05%	1.88%	1.88%	1.87%	1.92%

Expenses, excluding expense reductions	2.05%	1.88%	1.88%	1.88%	1.93%

Net investment income (loss)	2.42%	2.92%	1.72%	.81%	(.50)%

Supplemental Data:
Net assets, end of year (000)	$8,915	$10,207	$8,918	$15,933	$16,413

Portfolio turnover rate	47.60%	106.61%	97.47%	91.42%	104.11%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.25	$ 7.91	$12.90	$12.43	$11.59

Investment operations:

Net investment income (loss)(a)	.26	.26	.19	.10	(.06)

Net realized and unrealized gain (loss)	1.08	2.51	(4.63)	.99	1.06

Total from investment operations	1.34	2.77	(4.44)	1.09	1.00

Distributions to shareholders from:

Net investment income	(.41)	(.43)	(.33)	(.42)	(.16)

Net realized gain	–	–	(.22)	(.20)	–

Total distributions	(.41)	(.43)	(.55)	(.62)	(.16)

Net asset value, end of year	$11.18	$10.25	$ 7.91	$12.90	$12.43

Total Return(b)	13.34%	36.20%	(35.85)%	9.11%	8.69%

Ratios to Average Net Assets:

Expenses, including expense reductions	2.05%	1.88%	1.88%	1.87%	1.92%

Expenses, excluding expense reductions	2.05%	1.88%	1.88%	1.88%	1.93%

Net investment income (loss)	2.41%	2.93%	1.73%	.82%	(.50)%

Supplemental Data:
Net assets, end of year (000)	$55,798	$52,049	$40,304	$68,585	$66,682

Portfolio turnover rate	47.60%	106.61%	97.47%	91.42%	104.11%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class F Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.31	$ 7.95	$12.96	$12.86

Investment operations:

Net investment income(b)	.35	.37	.32	.05

Net realized and unrealized gain (loss)	1.08	2.50	(4.67)	.05

Total from investment operations	1.43	2.87	(4.35)	.10

Distributions to shareholders from:

Net investment income	(.50)	(.51)	(.44)	–

Net realized gain	–	–	(.22)	–

Total distributions	(.50)	(.51)	(.66)	–

Net asset value, end of period	$11.24	$10.31	$ 7.95	$12.96

Total Return(c)	14.29%	37.52%	(35.23)%	.78	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.17%	.98%	.98%	.16	%(d)

Expenses, excluding expense reductions	1.17%	.98%	.98%	.17	%(d)

Net investment income	3.30%	3.88%	3.09%	.35	%(d)

Supplemental Data:
Net assets, end of period (000)	$31,141	$18,003	$688	$10

Portfolio turnover rate	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class I Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.34	$ 7.97	$13.00	$12.52	$11.67

Investment operations:

Net investment income(a)	.36	.36	.31	.23	.08

Net realized and unrealized gain (loss)	1.09	2.52	(4.67)	.99	1.05

Total from investment operations	1.45	2.88	(4.36)	1.22	1.13

Distributions to shareholders from:

Net investment income	(.51)	(.51)	(.45)	(.54)	(.28)

Net realized gain	–	–	(.22)	(.20)	–

Total distributions	(.51)	(.51)	(.67)	(.74)	(.28)

Net asset value, end of year	$11.28	$10.34	$ 7.97	$13.00	$12.52

Total Return(b)	14.46%	37.65%	(35.22)%	10.21%	9.81%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.02%	.88%	.88%	.87%	.92%

Expenses, excluding expense reductions	1.02%	.88%	.88%	.88%	.92%

Net investment income	3.41%	3.94%	2.78%	1.86%	.69%

Supplemental Data:
Net assets, end of year (000)	$102,611	$194,617	$128,463	$177,183	$104,856

Portfolio turnover rate	47.60%	106.61%	97.47%	91.42%	104.11%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$10.38	$ 8.00	$13.03	$12.49	$11.66

Investment operations:

Net investment income(a)	.32	.32	.25	.11	.11

Net realized and unrealized gain (loss)	1.09	2.54	(4.68)	1.06	.95

Total from investment operations	1.41	2.86	(4.43)	1.17	1.06

Distributions to shareholders from:

Net investment income	(.46)	(.48)	(.38)	(.43)	(.23)

Net realized gain	–	–	(.22)	(.20)	–

Total distributions	(.46)	(.48)	(.60)	(.63)	(.23)

Net asset value, end of year	$11.33	$10.38	$ 8.00	$13.03	$12.49

Total Return(b)	13.99%	37.03%	(35.52)%	9.71%	9.22%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.51%	1.32%	1.33%	1.33%	1.33%

Expenses, excluding expense reductions	1.51%	1.32%	1.33%	1.34%	1.33%

Net investment income	2.96%	3.49%	2.16%	.88%	.90%

Supplemental Data:
Net assets, end of year (000)	$94	$82	$59	$213	$2,842

Portfolio turnover rate	47.60%	106.61%	97.47%	91.42%	104.11%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class R2 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.40	$ 7.99	$12.95	$12.86

Investment operations:

Net investment income(b)	.29	.35	.30	.04

Net realized and unrealized gain (loss)	1.10	2.53	(4.66)	.05

Total from investment operations	1.39	2.88	(4.36)	.09

Distributions to shareholders from:

Net investment income	(.45)	(.47)	(.38)	–

Net realized gain	–	–	(.22)	–

Total distributions	(.45)	(.47)	(.60)	–

Net asset value, end of period	$11.34	$10.40	$ 7.99	$12.95

Total Return(c)	13.68%	37.35%	(35.20)%	.70	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.63%	1.26%	.98%	.24	%(d)

Expenses, excluding expense reductions	1.63%	1.26%	.98%	.25	%(d)

Net investment income	2.68%	3.63%	2.65%	.28	%(d)

Supplemental Data:
Net assets, end of period (000)	$21	$46	$7	$10

Portfolio turnover rate	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class R3 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.28	$ 7.94	$12.96	$12.86

Investment operations:

Net investment income(b)	.31	.33	.27	.04

Net realized and unrealized gain (loss)	1.08	2.49	(4.67)	.06

Total from investment operations	1.39	2.82	(4.40)	.10

Distributions to shareholders from:

Net investment income	(.46)	(.48)	(.40)	–

Net realized gain	–	–	(.22)	–

Total distributions	(.46)	(.48)	(.62)	–

Net asset value, end of period	$11.21	$10.28	$ 7.94	$12.96

Total Return(c)	13.90%	36.90%	(35.53)%	.78	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.57%	1.37%	1.36%	.22	%(d)

Expenses, excluding expense reductions	1.57%	1.37%	1.37%	.23	%(d)

Net investment income	2.90%	3.50%	2.43%	.29	%(d)

Supplemental Data:
Net assets, end of period (000)	$821	$642	$90	$10

Portfolio turnover rate	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

FLOATING RATE FUND

	Class A Shares
	Year Ended 11/30		12/14/2007(a) to 11/30/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.47	.54	.51

Net realized and unrealized gain (loss)	.34	1.54	(2.46)

Total from investment operations	.81	2.08	(1.95)

Distributions to shareholders from:

Net investment income	(.48)	(.54)	(.52)

Net realized gain	(.07)	–	–

Total distributions	(.55)	(.54)	(.52)

Net asset value, end of period	$9.33	$9.07	$ 7.53

Total Return(c)	9.17%	28.31%	(20.36	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.83%	.83%	.70	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.83%	.83%	.70	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	.85%	1.07%	1.14	%(d)

Net investment income	5.10%	6.23%	5.57	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,104,145	$230,835	$31,257

Portfolio turnover rate	46.48%	89.76%	52.39%

(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class C Shares
	Year Ended 11/30		12/14/2007(a) to 11/30/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.40	.49	.44

Net realized and unrealized gain (loss)	.35	1.53	(2.46)

Total from investment operations	.75	2.02	(2.02)

Distributions to shareholders from:

Net investment income	(.41)	(.48)	(.45)

Net realized gain	(.07)	–	–

Total distributions	(.48)	(.48)	(.45)

Net asset value, end of period	$9.34	$9.07	$ 7.53

Total Return(c)	8.46%	27.48%	(20.95	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.60%	1.47%	1.33	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.60%	1.47%	1.32	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	1.61%	1.71%	1.69	%(d)

Net investment income	4.32%	5.55%	4.87	%(d)

Supplemental Data:
Net assets, end of period (000)	$691,302	$111,851	$7,288

Portfolio turnover rate	46.48%	89.76%	52.39%

(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class F Shares
	Year Ended 11/30		12/14/2007(a) to 11/30/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.06	$7.53	$10.00

Investment operations:

Net investment income(b)	.48	.58	.54

Net realized and unrealized gain (loss)	.34	1.51	(2.47)

Total from investment operations	.82	2.09	(1.93)

Distributions to shareholders from:

Net investment income	(.49)	(.56)	(.54)

Net realized gain	(.07)	–	–

Total distributions	(.56)	(.56)	(.54)

Net asset value, end of period	$9.32	$9.06	$ 7.53

Total Return(c)	9.30%	28.45%	(20.16	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.72%	.59%	.47	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.72%	.59%	.46	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	.74%	.82%	1.36	%(d)

Net investment income	5.20%	6.54%	5.85	%(d)

Supplemental Data:
Net assets, end of period (000)	$674,403	$77,233	$27

Portfolio turnover rate	46.48%	89.76%	52.39%

(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class I Shares
	Year Ended 11/30		12/14/2007(a) to 11/30/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.50	.57	.57

Net realized and unrealized gain (loss)	.35	1.54	(2.49)

Total from investment operations	.85	2.11	(1.92)

Distributions to shareholders from:

Net investment income	(.51)	(.57)	(.55)

Net realized gain	(.07)	–	–

Total distributions	(.58)	(.57)	(.55)

Net asset value, end of period	$9.34	$9.07	$ 7.53

Total Return(c)	9.58%	28.85%	(20.06	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62%	.47%	.36	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.62%	.47%	.36	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	.64%	.75%	.88	%(d)

Net investment income	5.42%	6.71%	6.02	%(d)

Supplemental Data:
Net assets, end of period (000)	$141,380	$47,939	$34,193

Portfolio turnover rate	46.48%	89.76%	52.39%

(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class R2 Shares
	Year Ended 11/30		12/14/2007(a) to 11/30/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.49	.57	.51

Net realized and unrealized gain (loss)	.35	1.55	(2.48)

Total from investment operations	.84	2.12	(1.97)

Distributions to shareholders from:

Net investment income	(.50)	(.58)	(.50)

Net realized gain	(.07)	–	–

Total distributions	(.57)	(.58)	(.50)

Net asset value, end of period	$9.34	$9.07	$ 7.53

Total Return(c)	9.48%	28.86%	(20.52	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.76%	.45%	.93	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.76%	.45%	.92	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	.80%	.73%	2.13	%(d)

Net investment income	5.32%	6.74%	5.47	%(d)

Supplemental Data:
Net assets, end of period (000)	$12	$10	$8

Portfolio turnover rate	46.48%	89.76%	52.39%

(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

FLOATING RATE FUND

	Class R3 Shares
	Year Ended 11/30		12/14/2007(a) to 11/30/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.45	.57	.52

Net realized and unrealized gain (loss)	.35	1.54	(2.48)

Total from investment operations	.80	2.11	(1.96)

Distributions to shareholders from:

Net investment income	(.46)	(.57)	(.51)

Net realized gain	(.07)	–	–

Total distributions	(.53)	(.57)	(.51)

Net asset value, end of period	$9.34	$9.07	$ 7.53

Total Return(c)	9.06%	28.81%	(20.45	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.13%	.51%	.84	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.13%	.51%	.83	%(d)

Expense, excluding expense reductions, management fee waived and expenses reimbursed	1.15%	.79%	2.08	%(d)

Net investment income	4.87%	6.69%	5.56	%(d)

Supplemental Data:
Net assets, end of period (000)	$424	$19	$8

Portfolio turnover rate	46.48%	89.76%	52.39%

(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$7.22	$5.15	$7.74	$8.08	$7.99

Investment operations:

Net investment income(a)	.61	.64	.56	.56	.52

Net realized and unrealized gain (loss)	.49	2.07	(2.56)	(.27)	.19

Total from investment operations	1.10	2.71	(2.00)	.29	.71

Distributions to shareholders from:

Net investment income	(.63)	(.64)	(.59)	(.63)	(.57)

Net realized gain	–	–	–	–	(.05)

Total distributions	(.63)	(.64)	(.59)	(.63)	(.62)

Net asset value, end of year	$7.69	$7.22	$5.15	$7.74	$8.08

Total Return(b)	15.79%	54.92%	(27.59)%	3.52%	9.23%

Ratios to Average Net Assets:

Expense, excluding expense reductions, including management fee waived and 12b-1 distribution fees reimbursed	.98%	1.01%	1.27%	1.23%	1.24%

Expenses, including expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.98%	1.01%	1.27%	1.23%	1.23%

Expense, excluding expense reductions, management fee waived and 12b-1 distribution fees reimbursed	1.16%	1.24%	1.27%	1.23%	1.24%

Net investment income	8.06%	9.81%	7.89%	6.97%	6.55%

Supplemental Data:
Net assets, end of year (000)	$422,609	$294,169	$62,454	$101,386	$105,995

Portfolio turnover rate	87.78%	126.34%	98.56%	96.74%	108.90%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$7.19	$5.14	$7.71	$8.05	$7.96

Investment operations:

Net investment income(a)	.55	.58	.51	.51	.47

Net realized and unrealized gain (loss)	.49	2.06	(2.55)	(.28)	.19

Total from investment operations	1.04	2.64	(2.04)	.23	.66

Distributions to shareholders from:

Net investment income	(.57)	(.59)	(.53)	(.57)	(.52)

Net realized gain	–	–	–	–	(.05)

Total distributions	(.57)	(.59)	(.53)	(.57)	(.57)

Net asset value, end of year	$7.66	$7.19	$5.14	$7.71	$8.05

Total Return(b)	14.92%	53.45%	(27.96)%	2.83%	8.61%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.78%	1.89%	1.92%	1.88%	1.88%

Expenses, including expense reductions and management fee waived	1.78%	1.89%	1.92%	1.88%	1.88%

Expenses, excluding expense reductions and management fee waived	1.82%	1.89%	1.92%	1.88%	1.89%

Net investment income	7.36%	9.20%	7.22%	6.33%	5.89%

Supplemental Data:
Net assets, end of year (000)	$25,815	$25,313	$14,481	$27,186	$34,907

Portfolio turnover rate	87.78%	126.34%	98.56%	96.74%	108.90%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$7.18	$5.13	$7.71	$8.05	$7.96

Investment operations:

Net investment income(a)	.54	.58	.51	.51	.47

Net realized and unrealized gain (loss)	.51	2.06	(2.55)	(.28)	.19

Total from investment operations	1.05	2.64	(2.04)	.23	.66

Distributions to shareholders from:

Net investment income	(.57)	(.59)	(.54)	(.57)	(.52)

Net realized gain	–	–	–	–	(.05)

Total distributions	(.57)	(.59)	(.54)	(.57)	(.57)

Net asset value, end of year	$7.66	$7.18	$5.13	$7.71	$8.05

Total Return(b)	14.90%	53.74%	(28.08)%	2.82%	8.60%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.78%	1.89%	1.92%	1.88%	1.88%

Expenses, including expense reductions and management fee waived	1.78%	1.89%	1.92%	1.88%	1.88%

Expenses, excluding expense reductions and management fee waived	1.81%	1.89%	1.92%	1.88%	1.89%

Net investment income	7.21%	8.94%	7.25%	6.32%	5.88%

Supplemental Data:
Net assets, end of year (000)	$136,810	$74,949	$17,882	$25,909	$29,466

Portfolio turnover rate	87.78%	126.34%	98.56%	96.74%	108.90%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class F Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.21	$5.15	$7.74	$7.96

Investment operations:

Net investment income(b)	.60	.65	.58	.09

Net realized and unrealized gain (loss)	.51	2.05	(2.57)	(.21)

Total from investment operations	1.11	2.70	(1.99)	(.12)

Distributions to shareholders from:

Net investment income	(.64)	(.64)	(.60)	(.10)

Net asset value, end of period	$7.68	$7.21	$5.15	$7.74

Total Return(c)	15.88%	54.89%	(27.40)%	(1.52	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.88%	.96%	1.04%	.19	%(d)

Expenses, including expense reductions and management fee waived	.88%	.96%	1.04%	.19	%(d)

Expenses, excluding expense reductions and management fee waived	.91%	.96%	1.04%	.19	%(d)

Net investment income	7.88%	9.52%	8.79%	1.19	%(d)

Supplemental Data:
Net assets, end of period (000)	$121,144	$23,471	$279	$10

Portfolio turnover rate	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class I Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$7.25	$5.17	$7.77	$8.11	$8.00

Investment operations:

Net investment income(a)	.63	.65	.59	.58	.55

Net realized and unrealized gain (loss)	.50	2.08	(2.58)	(.27)	.19

Total from investment operations	1.13	2.73	(1.99)	.31	.74

Distributions to shareholders from:

Net investment income	(.65)	(.65)	(.61)	(.65)	(.58)

Net realized gain	–	–	–	–	(.05)

Total distributions	(.65)	(.65)	(.61)	(.65)	(.63)

Net asset value, end of year	$7.73	$7.25	$5.17	$7.77	$8.11

Total Return(b)	16.16%	55.20%	(27.33)%	3.79%	9.73%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.78%	.92%	.92%	.88%	.88%

Expenses, including expense reductions and management fee waived	.78%	.92%	.92%	.88%	.88%

Expenses, excluding expense reductions and management fee waived	.81%	.92%	.92%	.88%	.88%

Net investment income	8.30%	10.28%	8.26%	7.28%	6.93%

Supplemental Data:
Net assets, end of year (000)	$508,348	$360,431	$240,587	$330,709	$26,108

Portfolio turnover rate	87.78%	126.34%	98.56%	96.74%	108.90%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$7.31	$5.21	$7.83	$8.16	$8.02

Investment operations:

Net investment income(a)	.60	.63	.56	.56	.53

Net realized and unrealized gain (loss)	.50	2.09	(2.60)	(.27)	.17

Total from investment operations	1.10	2.72	(2.04)	.29	.70

Distributions to shareholders from:

Net investment income	(.62)	(.62)	(.58)	(.62)	(.51)

Net realized gain	–	–	–	–	(.05)

Total distributions	(.62)	(.62)	(.58)	(.62)	(.56)

Net asset value, end of year	$7.79	$7.31	$5.21	$7.83	$8.16

Total Return(b)	15.43%	54.68%	(27.73)%	3.48%	9.14%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.23%	1.35%	1.37%	1.33%	1.28%

Expenses, including expense reductions and management fee waived	1.23%	1.35%	1.37%	1.33%	1.28%

Expenses, excluding expense reductions and management fee waived	1.26%	1.35%	1.37%	1.33%	1.29%

Net investment income	7.84%	9.68%	7.81%	6.85%	6.64%

Supplemental Data:
Net assets, end of year (000)	$936	$541	$185	$243	$109

Portfolio turnover rate	87.78%	126.34%	98.56%	96.74%	108.90%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class R2 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.26	$5.18	$7.75	$7.96

Investment operations:

Net investment income(b)	.58	.63	.58	.09

Net realized and unrealized gain (loss)	.51	2.06	(2.58)	(.21)

Total from investment operations	1.09	2.69	(2.00)	(.12)

Distributions to shareholders from:

Net investment income	(.61)	(.61)	(.57)	(.09)

Net asset value, end of period	$7.74	$7.26	$5.18	$7.75

Total Return(c)	15.48%	54.20%	(27.47)%	(1.48	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.38%	1.47%	1.04%	.25	%(d)

Expenses, including expense reductions and management fee waived	1.38%	1.47%	1.04%	.25	%(d)

Expenses, excluding expense reductions and management fee waived	1.41%	1.47%	1.05%	.25	%(d)

Net investment income	7.64%	9.19%	8.16%	1.12	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,953	$594	$9	$10

Portfolio turnover rate	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD FUND

	Class R3 Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.26	$5.18	$7.75	$7.96

Investment operations:

Net investment income(b)	.58	.64	.58	.09

Net realized and unrealized gain (loss)	.51	2.06	(2.57)	(.21)

Total from investment operations	1.09	2.70	(1.99)	(.12)

Distributions to shareholders from:

Net investment income	(.61)	(.62)	(.58)	(.09)

Net asset value, end of period	$7.74	$7.26	$5.18	$7.75

Total Return(c)	15.58%	54.34%	(27.38)%	(1.46	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.28%	1.37%	1.01%	.24	%(d)

Expenses, including expense reductions and management fee waived	1.28%	1.37%	1.01%	.24	%(d)

Expenses, excluding expense reductions and management fee waived	1.31%	1.37%	1.02%	.24	%(d)

Net investment income	7.70%	9.20%	8.17%	1.13	%(d)

Supplemental Data:
Net assets, end of period (000)	$7,602	$2,246	$7	$10

Portfolio turnover rate	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INCOME FUND

	Class A Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$2.73	$2.09	$2.61	$2.58	$2.56

Investment operations:

Net investment income(a)	.15	.15	.14	.11	.11

Net realized and unrealized gain (loss)	.14	.64	(.53)	.03	.02

Total from investment operations	.29	.79	(.39)	.14	.13

Distributions to shareholders from:

Net investment income	(.16)	(.15)	(.13)	(.11)	(.11)

Net asset value, end of year	$2.86	$2.73	$2.09	$2.61	$2.58

Total Return(b)	10.87%	38.79%	(15.52)%	5.76%	5.16%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.90%	1.00%	1.00%	1.30%	1.04%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.90%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.90%	1.07%	1.08%	1.35%	1.10%

Net investment income	5.34%	6.10%	5.45%	4.53%	4.32%

Supplemental Data:
Net assets, end of year (000)	$688,876	$584,884	$398,305	$533,896	$579,558

Portfolio turnover rate	158.33%	297.38%	393.47%	294.55%	499.81%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class B Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$2.73	$2.09	$2.61	$2.58	$2.56

Investment operations:

Net investment income(a)	.13	.13	.12	.10	.09

Net realized and unrealized gain (loss)	.14	.64	(.52)	.03	.02

Total from investment operations	.27	.77	(.40)	.13	.11

Distributions to shareholders from:

Net investment income	(.14)	(.13)	(.12)	(.10)	(.09)

Net asset value, end of year	$2.86	$2.73	$2.09	$2.61	$2.58

Total Return(b)	10.03%	37.91%	(16.10)%	5.03%	4.42%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.68%	1.65%	1.65%	1.95%	1.69%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.68%	1.65%	1.65%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.68%	1.72%	1.73%	2.00%	1.75%

Net investment income	4.62%	5.45%	4.80%	3.88%	3.67%

Supplemental Data:
Net assets, end of year (000)	$21,806	$26,942	$19,158	$25,211	$30,865

Portfolio turnover rate	158.33%	297.38%	393.47%	294.55%	499.81%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class C Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$2.74	$2.10	$2.62	$2.59	$2.57

Investment operations:

Net investment income(a)	.13	.13	.12	.10	.09

Net realized and unrealized gain (loss)	.13	.64	(.52)	.03	.02

Total from investment operations	.26	.77	(.40)	.13	.11

Distributions to shareholders from:

Net investment income	(.13)	(.13)	(.12)	(.10)	(.09)

Net asset value, end of year	$2.87	$2.74	$2.10	$2.62	$2.59

Total Return(b)	10.09%	37.80%	(16.01)%	5.03%	4.45%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.58%	1.65%	1.65%	1.95%	1.69%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.58%	1.65%	1.65%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.59%	1.72%	1.73%	2.00%	1.75%

Net investment income	4.60%	5.32%	4.81%	3.88%	3.67%

Supplemental Data:
Net assets, end of year (000)	$172,083	$107,068	$40,221	$48,661	$53,400

Portfolio turnover rate	158.33%	297.38%	393.47%	294.55%	499.81%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class F Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$2.73	$2.09	$2.61	$2.55

Investment operations:

Net investment income(b)	.15	.15	.15	.02

Net realized and unrealized gain (loss)	.14	.64	(.53)	.06

Total from investment operations	.29	.79	(.38)	.08

Distributions to shareholders from:

Net investment income	(.16)	(.15)	(.14)	(.02)

Net asset value, end of period	$2.86	$2.73	$2.09	$2.61

Total Return(c)	10.98%	39.15%	(15.31)%	3.13	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.77%	.75%	.74%	.14	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.77%	.75%	.74%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77%	.81%	.81%	.14	%(d)

Net investment income	5.29%	6.03%	6.19%	.89	%(d)

Supplemental Data:
Net assets, end of period (000)	$100,874	$28,302	$141	$10

Portfolio turnover rate	158.33%	297.38%	393.47%	294.55%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class I Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$2.72	$2.09	$2.61	$2.58	$2.56

Investment operations:

Net investment income(a)	.15	.16	.15	.12	.12

Net realized and unrealized gain (loss)	.14	.63	(.53)	.03	.02

Total from investment operations	.29	.79	(.38)	.15	.14

Distributions to shareholders from:

Net investment income	(.16)	(.16)	(.14)	(.12)	(.12)

Net asset value, end of year	$2.85	$2.72	$2.09	$2.61	$2.58

Total Return(b)	11.12%	38.74%	(15.19)%	6.13%	5.55%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68%	.65%	.65%	.95%	.69%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.68%	.65%	.65%	.65%	.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68%	.72%	.72%	1.00%	.75%

Net investment income	5.47%	6.46%	5.86%	4.90%	4.67%

Supplemental Data:
Net assets, end of year (000)	$21,101	$1,024	$651	$894	$794

Portfolio turnover rate	158.33%	297.38%	393.47%	294.55%	499.81%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class R2 Shares
	Year Ended 11/30		7/2/2008(a) to 11/30/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.75	$2.09	$2.58

Investment operations:

Net investment income(b)	.16	.16	.06

Net realized and unrealized gain (loss)	.14	.64	(.49)

Total from investment operations	.30	.80	(.43)

Distributions to shareholders from:

Net investment income	(.17)	(.14)	(.06)

Net asset value, end of period	$2.88	$2.75	$2.09

Total Return(c)	11.03%	39.46%	(17.03	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.72%	.63%	.48	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.72%	.63%	.48	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73%	.70%	.54	%(d)

Net investment income	5.54%	6.50%	2.41	%(d)

Supplemental Data:
Net assets, end of period (000)	$13	$12	$8

Portfolio turnover rate	158.33%	297.38%	393.47%

(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INCOME FUND

	Class R3 Shares
	Year Ended 11/30		7/2/2008(a) to 11/30/2008
	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.73	$2.09	$2.58

Investment operations:

Net investment income(b)	.14	.15	.06

Net realized and unrealized gain (loss)	.15	.64	(.49)

Total from investment operations	.29	.79	(.43)

Distributions to shareholders from:

Net investment income	(.15)	(.15)	(.06)

Net asset value, end of period	$2.87	$2.73	$2.09

Total Return(c)	10.97%	38.65%	(16.99	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.17%	1.11%	.45	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.17%	1.11%	.45	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.18%	1.18%	.50	%(d)

Net investment income	4.83%	5.87%	2.45	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,340	$114	$8

Portfolio turnover rate	158.33%	297.38%	393.47%

(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

SHORT DURATION INCOME FUND

	Class A Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$4.57	$3.97	$4.35	$4.30	$4.29

Investment operations:

Net investment income(a)	.17	.20	.20	.18	.16

Net realized and unrealized gain (loss)	.12	.62	(.38)	.05	.02

Total from investment operations	.29	.82	(.18)	.23	.18

Distributions to shareholders from:

Net investment income	(.20)	(.22)	(.20)	(.18)	(.17)

Net realized gain	(.02)	–	–	–	–

Total distributions	(.22)	(.22)	(.20)	(.18)	(.17)

Net asset value, end of year	$4.64	$4.57	$3.97	$4.35	$4.30

Total Return(b)	6.38%	21.30%	(4.57)%	5.38%	4.26%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.60%	.68%	.80%	.91%	.92%

Expenses, including expense reductions and expenses reimbursed	.60%	.68%	.79%	.90%	.90%

Expenses, excluding expense reductions and expenses reimbursed	.60%	.68%	.80%	1.07%	1.10%

Net investment income	3.63%	4.53%	4.67%	4.15%	3.77%

Supplemental Data:
Net assets, end of year (000)	$5,280,795	$2,117,058	$194,420	$78,351	$76,271

Portfolio turnover rate	143.47%	162.91%	208.09%	164.00%	304.77%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class B Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$4.58	$3.97	$4.35	$4.30	$4.30

Investment operations:

Net investment income(a)	.14	.17	.17	.15	.13

Net realized and unrealized gain (loss)	.11	.62	(.38)	.05	.01

Total from investment operations	.25	.79	(.21)	.20	.14

Distributions to shareholders from:

Net investment income	(.16)	(.18)	(.17)	(.15)	(.14)

Net realized gain	(.02)	–	–	–	–

Total distributions	(.18)	(.18)	(.17)	(.15)	(.14)

Net asset value, end of year	$4.65	$4.58	$3.97	$4.35	$4.30

Total Return(b)	5.56%	20.34%	(5.01)%	4.70%	3.35%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.40%	1.48%	1.54%	1.56%	1.57%

Expenses, including expense reductions and expenses reimbursed	1.40%	1.48%	1.54%	1.55%	1.55%

Expenses, excluding expense reductions and expenses reimbursed	1.40%	1.48%	1.61%	1.73%	1.75%

Net investment income	2.94%	3.96%	3.96%	3.51%	3.13%

Supplemental Data:
Net assets, end of year (000)	$49,948	$39,422	$12,756	$7,379	$6,805

Portfolio turnover rate	143.47%	162.91%	208.09%	164.00%	304.77%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class C Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$4.60	$3.99	$4.37	$4.32	$4.32

Investment operations:

Net investment income(a)	.13	.17	.17	.15	.13

Net realized and unrealized gain (loss)	.13	.62	(.38)	.05	.01

Total from investment operations	.26	.79	(.21)	.20	.14

Distributions to shareholders from:

Net investment income	(.17)	(.18)	(.17)	(.15)	(.14)

Net realized gain	(.02)	–	–	–	–

Total distributions	(.19)	(.18)	(.17)	(.15)	(.14)

Net asset value, end of year	$4.67	$4.60	$3.99	$4.37	$4.32

Total Return(b)	5.55%	20.21%	(4.98)%	4.70%	3.35%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.37%	1.48%	1.54%	1.56%	1.57%

Expenses, including expense reductions and expenses reimbursed	1.37%	1.48%	1.54%	1.55%	1.55%

Expenses, excluding expense reductions and expenses reimbursed	1.37%	1.48%	1.61%	1.73%	1.75%

Net investment income	2.85%	3.69%	3.94%	3.51%	3.12%

Supplemental Data:
Net assets, end of year (000)	$3,499,490	$1,154,440	$67,249	$33,081	$37,027

Portfolio turnover rate	143.47%	162.91%	208.09%	164.00%	304.77%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class F Shares
	Year Ended 11/30			9/28/2007(a) to 11/30/2007
	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.57	$3.96	$4.34	$4.29

Investment operations:

Net investment income(b)	.17	.20	.20	.03

Net realized and unrealized gain (loss)	.12	.63	(.37)	.05

Total from investment operations	.29	.83	(.17)	.08

Distributions to shareholders from:

Net investment income	(.20)	(.22)	(.21)	(.03)

Net realized gain	(.02)	–	–	–

Total distributions	(.22)	(.22)	(.21)	(.03)

Net asset value, end of period	$4.64	$4.57	$3.96	$4.34

Total Return(c)	6.48%	21.42%	(4.21)%	1.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.50%	.58%	.61%	.11	%(d)

Expenses, including expense reductions and expenses reimbursed	.50%	.58%	.61%	.12	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.50%	.58%	.64%	.15	%(d)

Net investment income	3.70%	4.55%	4.94%	.73	%(d)

Supplemental Data:
Net assets, end of period (000)	$2,382,845	$499,721	$1,644	$10

Portfolio turnover rate	143.47%	162.91%	208.09%	164.00%

(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class I Shares
	Year Ended 11/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$4.57	$3.96	$4.35	$4.30	$4.29

Investment operations:

Net investment income(a)	.18	.21	.21	.19	.18

Net realized and unrealized gain (loss)	.12	.63	(.37)	.05	.01

Total from investment operations	.30	.84	(.16)	.24	.19

Distributions to shareholders from:

Net investment income	(.21)	(.23)	(.23)	(.19)	(.18)

Net realized gain	(.02)	–	–	–	–

Total distributions	(.23)	(.23)	(.23)	(.19)	(.18)

Net asset value, end of year	$4.64	$4.57	$3.96	$4.35	$4.30

Total Return(b)	6.59%	21.57%	(3.92)%	5.75%	4.63%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.40%	.49%	.55%	.56%	.57%

Expenses, including expense reductions and expenses reimbursed	.40%	.49%	.54%	.55%	.55%

Expenses, excluding expense reductions and expenses reimbursed	.40%	.49%	.63%	.73%	.75%

Net investment income	3.82%	4.66%	4.99%	4.51%	4.15%

Supplemental Data:
Net assets, end of year (000)	$252,030	$65,851	$488	$548	$474

Portfolio turnover rate	143.47%	162.91%	208.09%	164.00%	304.77%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class R2 Shares
	Year Ended 11/30/2010	7/21/2009(a) to 11/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$4.58	$4.46

Investment operations:

Net investment income(b)	.15	.06

Net realized and unrealized gain	.11	.14

Total from investment operations	.26	.20

Distributions to shareholders from:

Net investment income	(.18)	(.08)

Net realized gain	(.02)	–

Total distributions	(.20)	(.08)

Net asset value, end of period	$4.64	$4.58

Total Return(c)	5.73%	4.56	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.00%	.72	%(e)

Expenses, including expense reductions and expenses reimbursed	1.00%	.72	%(e)

Expenses, excluding expense reductions and expenses reimbursed	1.00%	.90	%(e)

Net investment income	3.21%	3.42	%(e)

Supplemental Data:
Net assets, end of period (000)	$1,613	$256

Portfolio turnover rate	143.47%	162.91%

(a)	Commencement of investment operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION INCOME FUND

	Class R3 Shares
	Year Ended 11/30/2010	7/21/2009(a) to 11/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$4.58	$4.46

Investment operations:

Net investment income(b)	.15	.07

Net realized and unrealized gain	.13	.13

Total from investment operations	.28	.20

Distributions to shareholders from:

Net investment income	(.19)	(.08)

Net realized gain	(.02)	–

Total distributions	(.21)	(.08)

Net asset value, end of period	$4.65	$4.58

Total Return(c)	6.07%	4.53	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expense reimbursed	.90%	.98	%(e)

Expenses, including expense reductions and expenses reimbursed	.90%	.98	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.90%	.99	%(e)

Net investment income	3.28%	3.95	%(e)

Supplemental Data:
Net assets, end of period (000)	$12,586	$2,008

Portfolio turnover rate	143.47%	162.91%

(a)	Commencement of investment operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of eleven funds. This report covers the following five funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett High Yield Fund (“High Yield Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Income Fund (“Income Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, B, C, F, I, P, R2 and R3

As of the date of this report, Floating Rate Fund has not issued Class B shares and Income Fund and Short Duration Income Fund have not issued Class P shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. On March 31, 2010, each of the Funds of the Trust no longer made Class B shares available for purchase.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Funds’ prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official

Notes to Financial Statements (continued)

closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended November 30, 2007 through November 30, 2010. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate

Notes to Financial Statements (continued)

prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts, unfunded commitments and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on each Fund’s Statement of Operations. As of November 30, 2010, only Income Fund and Short Duration Income Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of November 30, 2010, only Income Fund and Short Duration Income Fund had open futures contracts.

(i)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily

Notes to Financial Statements (continued)

in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Time Deposits–Each Fund is authorized to temporarily invest a substantial amount of its assets in various short-term fixed income securities. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Floating Rate Loans–Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund

Notes to Financial Statements (continued)

assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of November 30, 2010, the Funds had no unfunded loan commitments.

(n)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing each Fund’s investments carried at value:

		Convertible Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,821,811	$–	$–	$7,821,811
Convertible Bonds	–	197,480,494	2,965,261	200,445,755
Convertible Preferred Stocks	42,081,908	23,767,599	–	65,849,507
Corporate Bond	–	–	106	106
Repurchase Agreement	–	3,547,920	–	3,547,920
Total	$49,903,719	$224,796,013	$2,965,367	$277,665,099

Notes to Financial Statements (continued)

		Floating Rate Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$169,581,374	$–	$169,581,374
Floating Rate Loans	–	2,371,888,754	8,864,973	2,380,753,727
Repurchase Agreement	–	223,618,000	–	223,618,000
Time Deposit	–	651	–	651
Total	$–	$2,765,088,779	$8,864,973	$2,773,953,752

				High Yield Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,929,455	$4,042,962	$–	$5,972,417
Convertible Bonds	–	7,631,500	–	7,631,500
Convertible Preferred Stocks	3,055,500	582,225	–	3,637,725
Floating Rate Loans	–	14,323,349	–	14,323,349
Foreign Bond	–	7,418,073	–	7,418,073
Foreign Government Obligations	–	17,775,046	–	17,775,046
High Yield Corporate Bonds	–	1,131,385,725	–	1,131,385,725
Warrants	–	263,004	–	263,004
Repurchase Agreement	–	30,714,591	–	30,714,591
Total	$4,984,955	$1,214,136,475	$–	$1,219,121,430

				Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$35,400,213	$–	$35,400,213
Corporate Bonds	–	802,356,621	–	802,356,621
Floating Rate Loans	–	7,569,094	–	7,569,094
Foreign Bonds	–	5,664,041	–	5,664,041
Foreign Government Obligations	–	12,804,897	–	12,804,897
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	33,889,619	–	33,889,619
Government Sponsored Enterprises Pass-Throughs	–	7,623,174	–	7,623,174
Municipal Bonds	–	33,618,101	–	33,618,101
Non-Agency Commercial Mortgage-Backed Securities	–	52,066,699	–	52,066,699
U.S. Treasury Obligation		736,994		736,994
Repurchase Agreements	–	11,682,922	–	11,682,922
Total	$–	$1,003,412,375	$–	$1,003,412,375
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,620,869	$–	$1,620,869
Liabilities	–	(3,361,135)	–	(3,361,135)
Futures Contracts
Assets	–	–	–	–
Liabilities	(934,979)	–	–	(934,979)
Total	$(934,979)	$(1,740,266)	$–	$(2,675,245)

Notes to Financial Statements (continued)

		Short Duration Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$1,164,278,394	$–	$1,164,278,394
Corporate Bonds	–	5,727,259,137	–	5,727,259,137
Floating Rate Loans	–	198,647,149	–	198,647,149
Foreign Bonds	–	75,793,773	–	75,793,773
Foreign Government Obligations	–	59,103,998	–	59,103,998
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	434,332,497	–	434,332,497
Government Sponsored Enterprises Pass-Throughs	–	410,973,930	–	410,973,930
Municipal Bonds	–	68,127,484	–	68,127,484
Non-Agency Commercial Mortgage-Backed Securities	–	3,235,529,970	–	3,235,529,970
Pass-Through Agency	–	50	–	50
Repurchase Agreements	–	213,383,964	–	213,383,964
Total	$–	$11,587,430,346	$–	$11,587,430,346
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$3,400,857	$–	$3,400,857
Liabilities	–	(246,052)	–	(246,052)
Futures Contracts
Assets	2,773,072	–	–	2,773,072
Liabilities	(2,284,391)	–	–	(2,284,391)
Total	$488,681	$3,154,805	$–	$3,643,486

*	See Schedule of Investments for value in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment Type	Convertible Bonds	Floating Rate Loans	Common Stock
Balance as of December 1, 2009	$2,422,500	$10,508,563	$1,956,034
Accrued discounts/premiums	950,866	38,165	–
Realized gain (loss)	–	14,926	–
Change in unrealized appreciation/depreciation	(2,339,805)	21,431	–
Net purchase (sales)	63,750	2,825,825	–
Net transfers in or out of Level 3	1,867,950	(4,543,937)	(1,956,034)
Balance as of November 30, 2010	$2,965,261	$8,864,973	$–
Fund	Convertible Fund
Investment Type	Corporate Bonds
Balance as of December 1, 2009	$850,936
Accrued discounts/premiums	(15,960)
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(860,656)
Net purchase (sales)	25,786
Net transfers in or out of Level 3	–
Balance as of November 30, 2010	$106

Notes to Financial Statements (continued)

Fund	Income Fund	Short Duration Income Fund
Investment Type	Floating Rate Loans	Floating Rate Loans
Balance as of December 1, 2009	$401,375	$401,375
Accrued discounts/premiums	–	–
Realized gain (loss)	–	–
Change in unrealized appreciation/depreciation	–	–
Net purchase (sales)	–	–
Net transfers in or out of Level 3	(401,375)	(401,375)
Balance as of November 30, 2010	$–	$–

(o)	Disclosures about Derivative Instruments and Hedging Activities–Income Fund and Short Duration Income Fund entered into forward foreign currency exchange contracts during the fiscal year ended November 30, 2010 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Funds’ use of forward foreign currency exchange contracts involves the risk that Lord, Abbett & Co. LLC (“Lord Abbett”) will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

High Yield Fund, Income Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the fiscal year ended November 30, 2010 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of November 30, 2010, the High Yield Fund, Income Fund and Short Duration Income Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

			Income Fund	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(1)	$–	$–	$–	$2,773,072	$–	$2,773,072
Forward Foreign Currency Exchange Contracts(2)	$–	$1,620,869	$1,620,869	$–	$3,400,857	$3,400,857
Total	$–	$1,620,869	$1,620,869	$2,773,072	$3,400,857	$6,173,929

Notes to Financial Statements (continued)

			Income Fund	Short Duration Income Fund
Liability Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(1)	$934,979	$–	$934,979	$2,284,391	$–	$2,284,391
Forward Foreign Currency Exchange Contracts(3)	$–	$3,361,135	$3,361,135	$–	$246,052	$246,052
Total	$934,979	$3,361,135	$4,296,114	$2,284,391	$246,052	$2,530,443

(1)

Statements of Assets & Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2)	Statements of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments during the fiscal year ended November 30, 2010 were as follows:

	High Yield Fund			Income Fund
	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$1,856,538	$–	$1,856,538	$(4,458,469)	$–	$(4,458,469)
Forward Foreign Currency Exchange Contracts	$–	$50,726	$50,726	$–	$(4,146,073)	$(4,146,073)
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$552,798	$–	$552,798	$126,254	$–	$126,254
Forward Foreign Currency Exchange Contracts	$–	$–	$–	$–	$(3,390,661)	$(3,390,661)
Average Number of Contracts/ Notional Amounts*
Futures Contracts(3)	88		88	427	–	427
Forward Foreign Currency Exchange Contracts(4)	$–	$1,201,268	$–	$–	$100,998,741	$100,998,741

Notes to Financial Statements (continued)

	Short Duration Income Fund
	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Loss(1)
Futures Contracts	$(27,042,704)	$–	$(27,042,704)
Forward Foreign Currency Exchange Contracts	$–	$(1,301,961)	$(1,301,961)
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$4,636,072	$–	$4,636,072
Forward Foreign Currency Exchange Contracts	$–	$3,154,805	$3,154,805
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	10,559	–	10,559
Forward Foreign Currency Exchange Contracts(4)	$–	$36,328,199	$36,328,199

*	Calculated based on the number of contracts or notional amounts during the fiscal year ended November 30, 2010.
(1)	Statements of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)

Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies.

(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%

High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Notes to Financial Statements (continued)

Income Fund
First $3 billion	.50%
Over $3 billion	.45%

Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the fiscal year ended November 30, 2010, the effective management fee, net of waivers, was the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee
Convertible Fund	.70%
Floating Rate Fund	.46%
High Yield Fund	.57%
Income Fund	.49%
Shore Duration Income Fund	.27%

Lord Abbett agreed to waive all or a portion of its management fee and, if necessary, reimburse the following Funds’ other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, did not exceed the following annual rates:

	Rate
Fund	April 1, 2010 – March 31, 2011		February 1, 2010 – March 31, 2010		December 1, 2009 – January 31, 2010
Floating Rate Fund	.65%	(1)	.65%	(2)	.55%	(2)
High Yield Fund	.78%	(1)(3)	.78%	(2)(4)	.78%	(2)(4)(5)
Income Fund	–		.80%	(2)(6)	.65%	(2)
(1)	Contractual waiver/reimbursement. May be terminated only upon the approval of the Fund’s Board of Trustees.
(2)	Voluntary waiver/reimbursement.
(3)	Lord Abbett contractually agreed to reimburse Class A 12b-1 fees to the extent necessary so that Class A net annual operating expenses did not exceed an annual rate of .98%.
(4)

For the period December 31, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to reimburse a portion of Class A 12b-1 fees to the extent necessary so that Class A net annual operating expenses did not exceed an annual rate of .98%. For the period December 1, 2009 through December 30, 2009, Lord Abbett voluntarily agreed to reimburse a portion of both Class A and Class F 12b-1 fees to the extent necessary so that the net annual operating expenses did not exceed an annual rate of .98%.

(5)	Effective December 31, 2009.
(6)	Effective April 1, 2010, the voluntary waiver/reimbursement for the Fund was discontinued.

For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to waive all or a portion of Short Duration Income Fund’s management fee and, if necessary, reimburse other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, did not exceed an annual rate of .70%. Effective April 1, 2010 the voluntary waiver/reimbursement for the fund was discontinued.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Floating Rate Fund and High Yield Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of

Notes to Financial Statements (continued)

Lord Abbett Global Fund, Inc. (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of November 30, 2010, the percentages of Floating Rate Fund’s and High Yield Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
Fund of Funds	Floating Rate Fund	High Yield Fund
Lord Abbett Balanced Strategy Fund	2.55%	16.24%
Lord Abbett Diversified Income Strategy Fund	.46%	9.16%
Lord Abbett Growth & Income Strategy Fund	.88%	7.59%
Lord Abbett Global Allocation Fund	.11%	1.57%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)(2)	Class B	Class C(3)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)

For the fiscal year ended November 30, 2010, the Class A 12b-1 fees for the Convertible Fund and High Yield Fund were .35% (.25% service, .10% distribution) of the Fund’s average daily net assets attributable to Class A shares. Effective February 1, 2011, these 12b-1 fees will be reduced to .20% (.15% service, .05% distribution) of the Fund’s average daily net assets attributable to Class A shares.

(2)

For the period December 1, 2009 through January 31, 2010, the 12b-1 fees for Floating Rate Fund and Income Fund were .35% (.25% service, .10% distribution) of the Fund’s average daily net assets attributable to Class A shares.

(3)

Effective February 1, 2010, Class C 12b-1 fees for Floating Rate Fund, Income Fund, and Short Duration Income Fund were reduced to a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2010:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$46,054	$236,559
Floating Rate Fund	397,292	2,626,159
High Yield Fund	617,412	3,139,086
Income Fund	196,683	1,176,950
Short Duration Income Fund	3,067,866	18,393,289

Notes to Financial Statements (continued)

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2010:

	Class A	Class C
Convertible Fund	$4,315	$6,626
Floating Rate Fund	264,794	233,347
High Yield Fund	27,260	55,784
Income Fund	53,493	31,477
Short Duration Income Fund	1,650,712	1,377,944

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Distributions were declared on December 16, 2010 and paid on December 17, 2010 to shareholders of record on December 16, 2010. The approximate amounts were as follows:

	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
Convertible Fund	$1,901,000	$–	$–
Floating Rate Fund	–	11,041,000	4,801,000
Short Duration Income Fund	–	60,018,000	2,728,000

The tax character of distributions paid during the fiscal years ended November 30, 2010 and 2009 was as follows:

	Convertible Fund		Floating Rate Fund
	11/30/2010	11/30/2009	11/30/2010	11/30/2009
Distributions paid from:
Ordinary income	$13,471,839	$16,857,891	$85,526,728	$15,107,056
Total distributions paid	$13,471,839	$16,857,891	$85,526,728	$15,107,056

	High Yield Fund		Income Fund
	11/30/2010	11/30/2009	11/30/2010	11/30/2009
Distributions paid from:
Ordinary income	$79,525,968	$54,017,716	$48,256,777	$36,182,888
Total distributions paid	$79,525,968	$54,017,716	$48,256,777	$36,182,888

Notes to Financial Statements (continued)

	Short Duration Income Fund
	11/30/2010	11/30/2009
Distributions paid from:
Ordinary income	$326,078,452	$62,966,673
Total distributions paid	$326,078,452	$62,966,673

As of November 30, 2010, the components of accumulated gains/(losses) on a tax-basis were as follows:

	Convertible Fund	Floating Rate Fund	High Yield Fund
Undistributed ordinary income-net	$3,168,614	$11,159,806	$–
Undistributed long term capital gains	–	4,794,790	–
Total undistributed earnings	$3,168,614	$15,954,596	$–
Capital loss carryforwards*	(26,083,303)	–	(14,901,711)
Temporary differences	(36,801)	(37,439)	(296,145)
Unrealized gains-net	23,426,387	35,630,065	53,639,524
Total accumulated gains-net	$474,897	$51,547,222	$38,441,668

	Income Fund	Short Duration Income Fund
Undistributed ordinary income-net	$–	$61,350,999
Undistributed long term capital gains	–	2,829,913
Total undistributed earnings	$–	$64,180,912
Capital loss carryforwards*	(4,049,527)	–
Temporary differences	(1,967,060)	(196,249)
Unrealized gains-net	46,690,092	159,138,925
Total accumulated gains-net	$40,673,505	$223,123,588

Certain losses incurred after October 31 (“Post-October losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. High Yield Fund incurred and will elect to defer net ordinary losses of $58,293 after October 31.

*	As of November 30, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Convertible Fund	$–	$26,083,303	$26,083,303
High Yield Fund	–	14,901,711	14,901,711
Income Fund	4,049,527	–	4,049,527

As of November 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund
Tax cost	$254,238,712	$2,738,323,687
Gross unrealized gain	32,064,832	43,115,378
Gross unrealized loss	(8,638,445)	(7,485,313)
Net unrealized security gain	$23,426,387	$35,630,065

	High Yield Fund	Income Fund
Tax cost	$1,165,477,979	$956,552,402
Gross unrealized gain	66,239,151	50,418,637
Gross unrealized loss	(12,595,700)	(3,558,664)
Net unrealized security gain	$53,643,451	$46,859,973

Notes to Financial Statements (continued)

Short Duration Income Fund
Tax cost	$11,428,208,427
Gross unrealized gain	187,275,130
Gross unrealized loss	(28,053,211)
Net unrealized security gain	$159,221,919

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

Permanent items identified during the fiscal year ended November 30, 2010 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain/Loss
Convertible Fund	$3,833,791	$(3,833,791)
High Yield Fund	2,370,510	(2,370,510)
Income Fund	4,481,763	(4,481,763)
Short Duration Income Fund	50,861,744	(50,861,744)

The permanent differences are primarily attributable to the tax treatment of foreign currency transactions, certain securities, premium amortization and principal paydown gains and losses.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2010 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Convertible Fund	$–	$135,606,822	$–	$248,802,488
Floating Rate Fund	–	2,784,608,749	–	742,060,047
High Yield Fund	–	1,173,539,882	–	808,189,384
Income Fund	574,237,210	1,010,183,655	553,319,259	800,895,157
Short Duration Income Fund	5,943,087,469	13,167,556,341	5,128,597,417	5,677,134,131

*	Includes U.S. Government sponsored enterprises securities.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

Convertible Fund, Floating Rate Fund, High Yield Fund, and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other expenses on the Funds’ Statement of Operations. In connection with the renewal, the Funds paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statements of Assets and Liabilities, and is amortized through Other expenses on the Statements of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of November 30, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended November 30, 2010.

On November 22, 2010, Convertible Fund, Floating Rate Fund, High Yield Fund, and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 3, 2011.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Notes to Financial Statements (continued)

Convertible Fund and High Yield Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost of Income Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

High Yield Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

Floating Rate Fund, High Yield Fund, Income Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

Income Fund and Short Duration Income Fund invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility

Notes to Financial Statements (continued)

of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,263,167	$34,792,897	5,199,040	$45,767,055
Converted from Class B*	63,542	674,395	65,564	595,000
Reinvestment of distributions	270,377	2,859,352	410,789	3,524,839
Shares reacquired	(4,194,269)	(44,661,294)	(6,557,267)	(58,575,575)
Decrease	(597,183)	$(6,334,650)	(881,874)	$(8,688,681)

Class B Shares
Shares sold	142,692	$1,515,265	223,745	$2,001,859
Reinvestment of distributions	23,510	247,989	34,254	292,182
Shares reacquired	(300,381)	(3,209,434)	(324,388)	(2,842,959)
Converted to Class A*	(63,786)	(674,395)	(65,820)	(595,000)
Decrease	(197,965)	$(2,120,575)	(132,209)	$(1,143,918)

Class C Shares
Shares sold	980,582	$10,508,597	1,719,968	$15,189,533
Reinvestment of distributions	114,036	1,200,931	136,886	1,172,339
Shares reacquired	(1,179,552)	(12,492,926)	(1,877,031)	(16,623,313)
Decrease	(84,934)	$(783,398)	(20,177)	$(261,441)

Class F Shares
Shares sold	2,072,422	$22,306,589	4,264,364	$37,192,655
Reinvestment of distributions	34,117	360,253	10,153	92,249
Shares reacquired	(1,082,937)	(11,608,730)	(2,614,413)	(26,291,739)
Increase	1,023,602	$11,058,112	1,660,104	$10,993,165

Class I Shares
Shares sold	2,376,311	$25,870,740	8,163,792	$73,592,521
Reinvestment of distributions	431,585	4,570,996	513,068	4,458,017
Shares reacquired	(12,533,167)	(133,005,053)	(5,971,303)	(57,014,088)
Increase (decrease)	(9,725,271)	$(102,563,317)	2,705,557	$21,036,450

Class P Shares
Shares sold	1,046	$11,206	899	$7,760
Reinvestment of distributions	121	1,285	137	1,193
Shares reacquired	(813)	(8,585)	(510)	(4,306)
Increase	354	$3,906	526	$4,647

Notes to Financial Statements (continued)

Convertible Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	254	$2,741	6,302	$60,227
Reinvestment of distributions	37	392	45	391
Shares reacquired	(2,854)	(31,078)	(2,734)	(27,027)
Increase (decrease)	(2,563)	$(27,945)	3,613	$33,591

Class R3 Shares
Shares sold	18,213	$193,410	56,300	$507,078
Reinvestment of distributions	2,288	24,126	970	8,880
Shares reacquired	(9,752)	(101,826)	(6,086)	(61,397)
Increase	10,749	$115,710	51,184	$454,561

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Floating Rate Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	120,431,395	$1,111,736,954	31,759,579	$271,819,330
Reinvestment of distributions	3,167,319	29,200,255	666,292	5,850,295
Shares reacquired	(30,734,106)	(283,285,212)	(11,112,951)	(96,268,692)
Increase	92,864,608	$857,651,997	21,312,920	$181,400,933

Class C Shares
Shares sold	65,713,002	$607,179,620	12,132,553	$105,810,546
Reinvestment of distributions	1,315,766	12,141,555	163,557	1,443,713
Shares reacquired	(5,333,137)	(49,240,461)	(933,785)	(8,337,105)
Increase	61,695,631	$570,080,714	11,362,325	$98,917,154

Class F Shares
Shares sold	80,402,596	$741,929,334	10,507,660	$90,036,600
Reinvestment of distributions	1,268,097	11,696,043	56,560	506,078
Shares reacquired	(17,858,702)	(164,888,942)	(2,040,841)	(18,038,074)
Increase	63,811,991	$588,736,435	8,523,379	$72,504,604

Class I Shares
Shares sold	9,566,637	$88,174,976	1,067,528	$8,968,664
Reinvestment of distributions	680,539	6,275,864	319,630	2,716,493
Shares reacquired	(390,140)	(3,590,874)	(641,017)	(5,105,056)
Increase	9,857,036	$90,859,966	746,141	$6,580,101

Class R2 Shares
Shares sold	1,635	$14,944	– (a)	$1
Reinvestment of distributions	81	749	74	628
Shares reacquired	(1,554)	(14,303)	–	–
Increase	162	$1,390	74	$629

Notes to Financial Statements (continued)

Floating Rate Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	43,909	$404,823	985	$8,829
Reinvestment of distributions	1,035	9,558	89	761
Shares reacquired	(1,690)	(15,712)	(53)	(461)
Increase	43,254	$398,669	1,021	$9,129

(a)	Value is less than 1 share.

High Yield Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	39,520,625	$297,852,926	37,450,622	$237,861,996
Converted from Class B*	408,041	3,055,250	440,972	2,692,146
Reinvestment of distributions	3,008,973	22,636,506	1,739,050	11,209,757
Shares reacquired	(28,750,511)	(215,014,394)	(11,003,815)	(69,051,172)
Increase	14,187,128	$108,530,288	28,626,829	$182,712,727

Class B Shares
Shares sold	865,487	$6,458,345	2,316,638	$14,206,748
Reinvestment of distributions	226,449	1,693,344	194,805	1,215,306
Shares reacquired	(834,161)	(6,238,282)	(1,368,059)	(8,351,085)
Converted to Class A*	(409,748)	(3,055,250)	(442,498)	(2,692,146)
Increase (decrease)	(151,973)	$(1,141,843)	700,886	$4,378,823

Class C Shares
Shares sold	10,283,645	$77,395,313	8,524,389	$54,391,791
Reinvestment of distributions	710,355	5,324,180	318,063	2,051,411
Shares reacquired	(3,558,998)	(26,715,885)	(1,895,262)	(11,845,744)
Increase	7,435,002	$56,003,608	6,947,190	$44,597,458

Class F Shares
Shares sold	14,711,073	$111,630,090	3,789,752	$24,560,028
Reinvestment of distributions	288,174	2,185,277	41,002	278,388
Shares reacquired	(2,488,774)	(18,796,879)	(630,231)	(4,320,566)
Increase	12,510,473	$95,018,488	3,200,523	$20,517,850

Class I Shares
Shares sold	21,330,646	$162,647,833	9,712,917	$57,887,433
Reinvestment of distributions	5,019,665	37,892,309	4,910,708	30,340,795
Shares reacquired	(10,275,703)	(77,942,336)	(11,414,085)	(67,480,414)
Increase	16,074,608	$122,597,806	3,209,540	$20,747,814

Class P Shares
Shares sold	43,988	$335,167	38,199	$248,032
Reinvestment of distributions	8,478	64,654	4,895	31,404
Shares reacquired	(6,237)	(47,701)	(4,607)	(31,213)
Increase	46,229	$352,120	38,487	$248,223

Notes to Financial Statements (continued)

High Yield Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	228,773	$1,733,253	93,172	$603,275
Reinvestment of distributions	363	2,762	201	1,267
Shares reacquired	(58,674)	(440,247)	(13,197)	(89,684)
Increase	170,462	$1,295,768	80,176	$514,858

Class R3 Shares
Shares sold	787,193	$5,989,887	325,957	$2,157,515
Reinvestment of distributions	43,669	331,861	7,824	54,524
Shares reacquired	(157,578)	(1,199,080)	(25,830)	(181,477)
Increase	673,284	$5,122,668	307,951	$2,030,562

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Income Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	70,335,414	$196,638,430	56,338,701	$137,332,467
Converted from Class B*	1,490,037	4,164,500	1,644,926	3,889,011
Reinvestment of distributions	10,967,393	30,666,890	9,450,681	22,678,142
Shares reacquired	(55,939,678)	(156,352,306)	(43,624,492)	(105,793,672)
Increase	26,853,166	$75,117,514	23,809,816	$58,105,948

Class B Shares
Shares sold	1,688,500	$4,681,028	4,630,630	$11,234,768
Reinvestment of distributions	388,447	1,083,690	406,464	976,769
Shares reacquired	(2,822,586)	(7,892,813)	(2,682,581)	(6,678,717)
Converted to Class A*	(1,489,057)	(4,164,500)	(1,643,859)	(3,889,011)
Increase (decrease)	(2,234,696)	$(6,292,595)	710,654	$1,643,809

Class C Shares
Shares sold	28,592,292	$80,535,034	23,708,583	$57,958,275
Reinvestment of distributions	1,490,121	4,190,408	839,115	2,059,681
Shares reacquired	(9,160,513)	(25,778,423)	(4,631,703)	(11,294,544)
Increase	20,921,900	$58,947,019	19,915,995	$48,723,412

Class F Shares
Shares sold	33,754,692	$94,896,401	13,136,874	$31,568,426
Reinvestment of distributions	476,499	1,347,274	36,147	93,424
Shares reacquired	(9,281,397)	(26,165,407)	(2,869,748)	(7,536,311)
Increase	24,949,794	$70,078,268	10,303,273	$24,125,539

Class I Shares
Shares sold	8,853,385	$24,492,866	197,669	$456,958
Reinvestment of distributions	321,742	904,610	24,932	59,696
Shares reacquired	(2,159,934)	(6,185,315)	(158,950)	(402,937)
Increase	7,015,193	$19,212,161	63,651	$113,717

Notes to Financial Statements (continued)

Income Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	52	$151	–	$–
Reinvestment of distributions	270	761	241	579
Increase	322	$912	241	$579

Class R3 Shares
Shares sold	463,641	$1,332,748	43,799	$103,849
Reinvestment of distributions	5,612	16,003	455	1,148
Shares reacquired	(43,429)	(122,367)	(6,583)	(14,854)
Increase	425,824	$1,226,384	37,671	$90,143

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Short Duration Income Fund	Year Ended November 30, 2010		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	986,054,275	$4,544,652,559	485,962,693	$2,152,931,726
Converted from Class B*	745,784	3,431,065	384,920	1,636,766
Reinvestment of distributions	29,909,378	137,930,490	6,194,457	27,375,779
Shares reacquired	(341,710,141)	(1,576,681,396)	(78,497,342)	(344,086,484)
Increase	674,999,296	$3,109,332,718	414,044,728	$1,837,857,787

Class B Shares
Shares sold	4,567,785	$20,974,442	7,218,719	$31,624,632
Reinvestment of distributions	304,903	1,406,151	136,240	594,722
Shares reacquired	(1,989,637)	(9,186,345)	(1,571,296)	(6,876,416)
Converted to Class A*	(744,377)	(3,431,065)	(384,357)	(1,636,766)
Increase	2,138,674	$9,763,183	5,399,306	$23,706,172

Class C Shares
Shares sold	557,454,522	$2,585,225,603	244,623,553	$1,094,012,852
Reinvestment of distributions	13,313,628	61,812,913	1,836,456	8,227,038
Shares reacquired	(72,226,826)	(335,810,793)	(12,359,642)	(54,880,385)
Increase	498,541,324	$2,311,227,723	234,100,367	$1,047,359,505

Class F Shares
Shares sold	563,246,083	$2,594,796,239	123,909,187	$550,894,750
Reinvestment of distributions	7,200,021	33,259,442	400,381	1,791,817
Shares reacquired	(165,829,350)	(765,804,786)	(15,322,890)	(68,667,644)
Increase	404,616,754	$1,862,250,895	108,986,678	$484,018,923

Class I Shares
Shares sold	57,626,156	$265,384,880	14,726,149	$65,896,497
Reinvestment of distributions	1,187,269	5,478,003	104,373	468,147
Shares reacquired	(18,874,291)	(87,314,817)	(536,425)	(2,414,155)
Increase	39,939,134	$183,548,066	14,294,097	$63,950,489

Notes to Financial Statements (concluded)

Short Duration Income Fund	Year Ended November 30, 2010		Period Ended November 30, 2009†
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	364,777	$1,685,527	55,862	$255,040
Reinvestment of distributions	693	3,223	33	151
Shares reacquired	(73,988)	(342,815)	—	—
Increase	291,482	$1,345,935	55,895	$255,191

Class R3 Shares
Shares sold	2,687,987	$12,460,528	438,560	$1,999,660
Reinvestment of distributions	13,212	61,370	33	150
Shares reacquired	(431,584)	(1,991,672)	—	—
Increase	2,269,615	$10,530,226	438,593	$1,999,810

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†	For the period July 22, 2009 (commencement of investment operations) to November 30, 2009.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Lord Abbett Investment Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, and Lord Abbett Short Duration Income Fund, five of the portfolios constituting the Lord Abbett Investment Trust (the “Trust”), as of November 30, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, and Lord Abbett Short Duration Income Fund of the Lord Abbett Investment Trust as of November 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

January 28, 2011

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are associated with Lord Abbett and are “interested persons” of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993 and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Avondale, Inc. (1991 - 2005) and Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 to 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm 2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of Viacell Inc. (2003 - 2007).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2007	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Elizabeth O. MacLean (1966)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 2006 and was formerly a Managing Director/Portfolio Manager at Nomura Corporate Research and Asset Management, Inc. (2000 - 2006).

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2004.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 2003.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Christopher J. Towle (1957)	Executive Vice President	Elected in 1999	Partner and Director, joined Lord Abbett in 1987.

Stacy P. Allen (1967)	Vice President	Elected in 2009	Partner and Chief Administrative Officer (since 2009), and was formerly a Client Portfolio Manager (2006 - 2008) and Director of Institutional Mutual Funds (2003 - 2006), joined Lord Abbett in 2003.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 1998	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Trust’s Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

13.55% of the ordinary income distributions paid by the Convertible Fund during fiscal 2010 is qualified dividend income. For corporate shareholders, only 13.00% of the Convertible Fund’s ordinary income distributions, qualified for the dividends received deduction.

For foreign shareholders, the percentages below reflect the portion of ordinary income distributions that represent interest-related dividends:

Fund Name
Convertible Fund	73.84%
Floating Rate Fund	100.00%
High Yield Fund	99.90%
Income Fund	97.59%
Short Duration Income Fund	99.73%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

LAIT-2-1110

(01/11)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2010 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2010 and 2009 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2010	2009
Audit Fees {a}	$405,000	$383,500
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	405,000	383,500

Tax Fees {b}	94,703	83,839
All Other Fees	- 0 -	- 0 -

Total Fees	$499,703	$467,339

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2010 and 2009 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2010 and 2009 were:

	Fiscal year ended:
	2010	2009
All Other Fees {a}	$171,360	$161,385

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2010 and 2009 were:

	Fiscal year ended:
	2010	2009
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: January 25, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: January 25, 2011

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 25, 2011